UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22487

DBX ETF Trust
(Exact name of registrant as specified in charter)

60 Wall Street
New York, New York 10005
(Address of principal executive offices) (Zip code)

Alex Depetris
DBX ETF Trust
60 Wall Street
New York, New York 10005
(Name and address of agent for service)

Registrant’s telephone number, including area code:           (212) 250-4352

Date of fiscal year end:  May 31

Date of reporting period: August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

(formerly db X-trackers Harvest CSI 300 China A-Shares Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Basic Materials - 6.4%
Aluminum Corp. of China Ltd., Class A*	1,223,860	$717,199
Baoshan Iron & Steel Co. Ltd., Class A	2,111,767	1,522,843
China Hainan Rubber Industry Group Co. Ltd., Class A	508,100	553,325
China Minmetals Rare Earth Co. Ltd., Class A*	243,290	938,594
China Molybdenum Co. Ltd., Class A	90,635	108,440
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	249,057	457,313
Hebei Iron & Steel Co. Ltd., Class A	1,821,000	610,636
Inner Mongolia Baotou Steel Rare-Earth Hi-Tech Co. Ltd., Class A	614,919	2,239,180
Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd., Class A	283,740	360,264
Inner Mongolia Yili Energy Co. Ltd., Class A	179,510	225,293
Inner Mongolian Baotou Steel Union Co. Ltd., Class A	1,685,600	1,317,046
Jiangxi Copper Co. Ltd., Class A	358,526	777,958
Jinduicheng Molybdenum Co. Ltd., Class A	416,700	573,173
Kingenta Ecological Engineering Group Co. Ltd., Class A	90,032	298,534
Kingfa Sci & Tech Co. Ltd., Class A	673,457	549,228
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,771,500	683,431
Qinghai Salt Lake Industry Co. Ltd., Class A	273,534	800,583
Rising Nonferrous Metals Share Co. Ltd., Class A*	56,596	400,296
Shandong Gold Mining Co. Ltd., Class A	235,760	635,146
Shandong Nanshan Aluminum Co. Ltd., Class A	492,659	476,363
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	615,689	760,691
Sinopec Shanghai Petrochemical Co. Ltd., Class A	939,503	538,327
Tongling Nonferrous Metals Group Co. Ltd., Class A	304,544	503,674
Wanhua Chemical Group Co. Ltd., Class A	460,899	1,250,681
Wasu Media Holding Co. Ltd., Class A*	31,900	163,883
Western Mining Co. Ltd., Class A	818,300	807,217
Xiamen Tungsten Co. Ltd., Class A	145,124	720,045
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	319,163	539,801
Yunnan Copper Industry Co. Ltd., Class A*	252,849	402,537
Yunnan Tin Co. Ltd., Class A*	199,500	529,666
Yunnan Yuntianhua Co. Ltd., Class A	189,003	273,512
Zhejiang Longsheng Group Co. Ltd., Class A	450,000	1,018,932
Zhongjin Gold Co. Ltd., Class A	632,533	859,756
Zijin Mining Group Co. Ltd., Class A	3,387,400	1,257,207

		23,870,774

Communications - 4.1%
Chengdu B-Ray Media Co. Ltd., Class A	275,652	533,068
China South Publishing & Media Group Co. Ltd., Class A	301,548	721,080
China Spacesat Co. Ltd., Class A	249,446	794,238
China United Network Communications Ltd., Class A	3,624,301	2,041,295
CITIC Guoan Information Industry Co. Ltd., Class A	399,385	516,200
Dr Peng Telcom & Media Group Co. Ltd., Class A	476,647	1,178,582
Fiberhome Telecommunication Technologies Co. Ltd., Class A	209,372	458,402
Guangdong Advertising Co. Ltd., Class A	196,728	732,382
Guangzhou Haige Communications Group, Inc. Co., Class A	295,600	748,720
Huawen Media Investment Group Corp., Class A	441,344	996,458
Hunan TV & Broadcast Intermediary Co. Ltd., Class A	300,792	818,179
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	330,560	569,300
Jishi Media Co. Ltd., Class A	368,883	715,164
People.cn Co. Ltd., Class A	119,305	887,524
Searainbow Holding Corp., Class A*	304,200	1,107,227
Shenzhen Aisidi Co. Ltd., Class A	87,800	208,952
Zhe Jiang Daily Media Group Co. Ltd., Class A	96,000	271,754
ZTE Corp., Class A	843,712	1,917,277

		15,215,802

Consumer, Cyclical - 12.1%
Air China Ltd., Class A	730,573	424,558
Beiqi Foton Motor Co. Ltd., Class A	674,500	597,291
BesTV New Media Co. Ltd., Class A	128,622	669,784
Byd Co. Ltd., Class A	198,559	1,633,865
China Avic Electronics Co. Ltd., Class A	212,868	837,168
China Eastern Airlines Corp. Ltd., Class A*	1,090,200	463,182
China International Travel Service Corp. Ltd., Class A	121,154	739,167
China Southern Airlines Co. Ltd., Class A	1,497,100	609,251
Chongqing Changan Automobile Co. Ltd., Class A	798,229	1,693,079
FAW CAR Co. Ltd., Class A	342,000	610,714
Fuyao Glass Industry Group Co. Ltd., Class A	602,230	979,339
Great Wall Motor Co. Ltd., Class A	176,784	913,676
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,015,137	4,699,585
Guangdong Alpha Animation and Culture Co. Ltd., Class A	84,481	475,680
Guangzhou Automobile Group Co. Ltd., Class A	363,348	472,580
Hainan Airlines Co. Ltd., Class A*	2,525,600	756,463
Haining China Leather Market Co. Ltd., Class A	238,522	544,354
Hisense Electric Co. Ltd., Class A	335,800	542,248
Huayu Automotive Systems Co. Ltd., Class A	437,700	826,494
Hubei Energy Group Co. Ltd., Class A	454,400	483,750
Liaoning Cheng Da Co. Ltd., Class A*	485,803	1,272,394
Midea Group Co. Ltd., Class A	718,850	2,574,342
Minmetals Development Co. Ltd., Class A	174,800	324,094
Pang Da Automobile Trade Co. Ltd., Class A*	336,301	283,572
Qingdao Haier Co. Ltd., Class A	676,043	1,754,155
SAIC Motor Corp. Ltd., Class A	1,390,407	3,831,812
Shanghai Bailian Group Co. Ltd., Class A	332,386	672,542
Shanghai Jahwa United Co. Ltd., Class A	204,979	1,130,801
Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A	105,560	155,508
Shanghai Oriental Pearl Group Co. Ltd., Class A	311,000	552,573
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	403,274	850,110
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd., Class A	123,852	565,914
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	429,151	549,083
Shenzhen MTC Co. Ltd., Class A*	272,367	353,361
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,552,150	1,351,739
Sichuan Changhong Electric Co. Ltd., Class A	1,584,500	974,966
Suning Commerce Group Co. Ltd., Class A*	1,890,106	2,276,792
TCL Corp., Class A	3,210,900	1,306,689
Weichai Power Co. Ltd., Class A	455,156	1,517,384
Weifu High-Technology Group Co. Ltd., Class A	250,427	1,099,023
Xiamen C & D, Inc., Class A	730,111	683,380
Youngor Group Co. Ltd., Class A	670,500	820,771
Zhengzhou Yutong Bus Co. Ltd., Class A	373,779	1,118,319

		44,991,552

Consumer, Non-cyclical - 12.6%
Beijing Dabeinong Technology Group Co. Ltd., Class A	331,234	755,402
Beijing SL Pharmaceutical Co. Ltd., Class A	118,834	826,569
Beijing Tongrentang Co. Ltd., Class A	287,469	875,996
Beijing Yanjing Brewery Co. Ltd., Class A	603,117	638,146
Beingmate Baby & Child Food Co. Ltd., Class A	137,720	321,927
Bright Dairy & Food Co. Ltd., Class A	266,641	704,451
China Resources Double-Crane Pharmaceutical Co. Ltd., Class A	151,078	437,750
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	162,000	525,039
Gansu Yasheng Industrial Group Co., Class A	648,100	727,941
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	371,429	772,702
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	231,739	1,011,350
Harbin Pharmaceutical Group Co. Ltd., Class A	407,900	443,543
Henan Shuanghui Investment & Development Co. Ltd., Class A	279,270	1,585,191
Huadong Medicine Co. Ltd., Class A	92,626	850,087
Hualan Biological Engineering, Inc., Class A	120,802	521,302
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,033,088	4,466,536
Jiangsu Hengrui Medicine Co. Ltd., Class A	312,036	1,719,368
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	136,838	1,415,558
Jilin Aodong Medicine Industry Groups Co. Ltd., Class A	305,613	838,257
Jointown Pharmaceutical Group Co. Ltd., Class A	141,020	360,630
Kangmei Pharmaceutical Co. Ltd., Class A	660,787	1,569,358
Kweichow Moutai Co. Ltd., Class A	187,488	4,829,116

Luzhou Laojiao Co. Ltd., Class A	301,756	879,254
MeiHua Holdings Group Co., Class A	614,948	555,567
New Hope Liuhe Co. Ltd., Class A	302,036	695,206
Shandong Dong-E E-Jiao, Class A	219,614	1,264,446
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	488,654	1,466,789
Shanghai International Port Group Co. Ltd., Class A	1,946,900	1,473,676
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	115,250	296,605
Shenzhen Agricultural Products Co. Ltd., Class A	571,319	951,392
Shenzhen Hepalink Pharmaceutical Co. Ltd., Class A	97,500	342,501
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	87,276	436,295
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	53,600	272,310
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	150,717	675,665
Tasly Pharmaceutical Group Co. Ltd., Class A	271,608	1,687,602
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	303,800	637,944
Tsingtao Brewery Co. Ltd., Class A	151,047	975,393
Wuliangye Yibin Co. Ltd., Class A	814,117	2,482,161
Xizang Haisco Pharmaceutical Group Co. Ltd., Class A	92,255	312,362
Yantai Changyu Pioneer Wine Co. Ltd., Class A	60,391	293,835
Yonghui Superstores Co. Ltd., Class A	695,570	849,195
Yunnan Baiyao Group Co. Ltd., Class A	216,542	1,764,215
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	32,916	438,294
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	214,778	545,406
Zhejiang Medicine Co. Ltd., Class A	277,750	443,536
Zhejiang NHU Co. Ltd., Class A	234,864	550,534
Zhejiang Yasha Decoration Co. Ltd., Class A	158,464	459,151

		46,945,553

Diversified - 0.8%
AVIC Capital Co. Ltd., Class A	264,325	810,203
China Baoan Group Co. Ltd., Class A	401,100	853,363
Humanwell Healthcare Group Co. Ltd., Class A	182,002	805,843
Zhejiang China Commodities City Group Co. Ltd., Class A	581,109	528,780

		2,998,189

Energy - 4.4%
China Coal Energy Co. Ltd., Class A	784,600	544,081
China Oilfield Services Ltd., Class A	249,139	804,211
China Petroleum & Chemical Corp., Class A	2,383,315	2,145,418
China Shenhua Energy Co. Ltd., Class A	1,405,877	3,441,917
Guizhou Panjiang Refined Coal Co. Ltd., Class A	212,970	270,407
Henan Dayou Energy Co. Ltd., Class A	211,492	201,742
Jizhong Energy Resources Co. Ltd., Class A	346,009	371,738
Offshore Oil Engineering Co. Ltd., Class A	757,900	986,977
PetroChina Co. Ltd., Class A	1,654,306	2,124,703
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	506,496	348,756
SDIC Xinji Energy Co. Ltd., Class A	469,059	273,348
Shaanxi Coal Industry Co. Ltd., Class A	212,200	153,368
Shanxi Coal International Energy Group Co. Ltd., Class A	424,300	290,777
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	300,300	399,866
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A*	395,261	557,838
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	674,600	646,795
Wintime Energy Co. Ltd., Class A	924,940	761,850
Yangquan Coal Industry Group Co. Ltd., Class A	516,309	552,180
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	156,423	997,632
Yanzhou Coal Mining Co. Ltd., Class A	249,030	310,112

		16,183,716

Financial - 38.3%
Agricultural Bank of China Ltd., Class A	11,061,270	4,375,388
Bank of Beijing Co. Ltd., Class A	2,707,582	3,230,658
Bank of China Ltd., Class A	2,757,600	1,203,016
Bank of Communications Co. Ltd., Class A	6,674,332	4,552,261
Bank of Nanjing Co. Ltd., Class A	888,615	1,186,131
Bank of Ningbo Co. Ltd., Class A	481,749	742,636
Beijing Capital Development Co. Ltd., Class A	482,555	402,182
Changjiang Securities Co. Ltd., Class A	1,421,892	1,326,254
China CITIC Bank Corp. Ltd., Class A	1,259,000	877,152
China Construction Bank Corp., Class A	4,075,700	2,667,065

China Everbright Bank Co. Ltd., Class A	8,385,000	3,644,347
China Fortune Land Development Co. Ltd., Class A	221,612	923,864
China Life Insurance Co. Ltd., Class A	641,345	1,561,812
China Merchants Bank Co. Ltd., Class A	7,023,404	12,073,049
China Merchants Property Development Co. Ltd., Class A	439,266	864,489
China Merchants Securities Co. Ltd., Class A*	998,357	1,743,777
China Minsheng Banking Corp. Ltd., Class A	11,519,449	11,738,468
China Pacific Insurance Group Co. Ltd., Class A	1,339,162	4,194,146
China Vanke Co. Ltd., Class A	4,069,106	6,040,866
CITIC Securities Co. Ltd., Class A	3,316,794	6,959,480
Financial Street Holdings Co. Ltd., Class A	1,029,700	1,084,477
Founder Securities Co. Ltd., Class A*	1,587,800	1,524,941
Gemdale Corp., Class A	1,865,800	2,766,870
GF Securities Co. Ltd., Class A	1,263,470	2,104,001
Guanghui Energy Co. Ltd., Class A*	1,342,389	1,936,054
Guoyuan Securities Co. Ltd., Class A	423,200	891,426
Haitong Securities Co. Ltd., Class A	3,448,100	5,511,841
Hong Yuan Securities Co. Ltd., Class A	663,400	1,259,155
Huatai Securities Co. Ltd., Class A	1,193,337	1,627,843
Huaxia Bank Co. Ltd., Class A	1,896,800	2,602,882
Industrial & Commercial Bank of China Ltd., Class A	7,116,903	4,008,413
Industrial Bank Co. Ltd., Class A	4,872,640	8,185,578
Industrial Securities Co. Ltd., Class A	669,106	1,175,227
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	151,053	197,939
Jinke Properties Group Co. Ltd., Class A	160,503	236,971
Luxin Venture Capital Group Co. Ltd., Class A	90,607	253,538
New China Life Insurance Co. Ltd., Class A	360,874	1,424,534
Northeast Securities Co. Ltd., Class A	422,372	580,287
Ping An Bank Co. Ltd., Class A	2,410,952	4,022,701
Ping An Insurance Group Co. of China Ltd., Class A	2,036,708	14,090,390
Poly Real Estate Group Co. Ltd., Class A	2,742,175	2,530,950
RiseSun Real Estate Development Co. Ltd., Class A	239,270	398,835
Sealand Securities Co. Ltd., Class A	300,393	467,469
Shanghai Chengtou Holding Co. Ltd., Class A	639,784	697,772
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	178,015	487,403
Shanghai Pudong Development Bank, Class A	4,764,500	7,344,676
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	333,130	392,064
Shanxi Securities Co. Ltd., Class A	425,900	504,020
Sinolink Securities Co. Ltd., Class A	329,267	1,192,569
SooChow Securities Co. Ltd., Class A	505,502	702,726
Southwest Securities Co. Ltd., Class A	493,300	793,366
Suning Universal Co. Ltd., Class A	348,700	279,269
Western Securities Co. Ltd., Class A	151,104	286,555
Xinhu Zhongbao Co. Ltd., Class A	1,026,800	631,805

		142,501,588

Industrial - 14.3%
Anhui Conch Cement Co. Ltd., Class A	856,998	2,409,226
AVIC Aircraft Co. Ltd., Class A	569,900	1,193,941
BBMG Corp., Class A	458,900	469,866
Beijing Capital Co. Ltd., Class A	462,700	503,131
Beijing Orient Landscape Co. Ltd., Class A	167,344	493,054
Beijing Zhongke Sanhuan High-Tech Co. Ltd., Class A	365,168	910,661
China CAMC Engineering Co. Ltd., Class A	135,335	395,660
China CNR Corp. Ltd., Class A	1,747,907	1,422,636
China Communications Construction Co. Ltd., Class A	1,005,100	657,719
China CSSC Holdings Ltd., Class A	297,529	1,161,405
China Gezhouba Group Co. Ltd., Class A	940,153	627,462
China International Marine Containers Group Co. Ltd., Class A	367,762	853,673
China National Chemical Engineering Co. Ltd., Class A	845,580	787,329
China Railway Construction Corp. Ltd., Class A	1,314,400	1,089,057
China Railway Group Ltd., Class A	2,547,800	1,165,405
China Shipbuilding Industry Co. Ltd., Class A	2,961,500	2,439,314
China Shipping Container Lines Co. Ltd., Class A*	1,330,000	578,054
China State Construction Engineering Corp. Ltd., Class A	6,388,700	3,265,483
China XD Electric Co. Ltd., Class A	762,290	474,012
CPT Technology Group Co. Ltd., Class A*	89,079	394,702
CSG Holding Co. Ltd., Class A	554,400	664,211

CSR Corp. Ltd., Class A	2,011,001	1,676,052
Daqin Railway Co. Ltd., Class A	2,497,359	3,008,278
Dongfang Electric Corp. Ltd., Class A	282,561	587,366
Dongxu Optoelectronic Technology Co. Ltd., Class A*	305,000	401,159
Fangda Carbon New Material Co. Ltd., Class A	366,400	660,250
GoerTek, Inc., Class A	330,505	1,477,890
Guangshen Railway Co. Ltd., Class A	1,367,500	618,839
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	517,003	1,666,340
Han’s Laser Technology Co. Ltd., Class A	362,059	1,164,586
Jiangsu Kangde Xin Composite Material Co. Ltd., Class A	324,950	1,477,911
Jiangxi Hongdu Aviation Industry Corp. Ltd., Class A	183,773	550,134
Luxshare Precision Industry Co. Ltd., Class A	128,700	719,632
Metallurgical Corp. of China Ltd., Class A	2,081,900	637,123
NARI Technology Development Co. Ltd., Class A	613,981	1,443,203
Neway Valve Suzhou Co. Ltd., Class A	62,148	196,767
Ningbo Port Co. Ltd., Class A	1,643,500	647,426
Power Construction Corp. of China Ltd., Class A	720,300	310,365
Sany Heavy Industry Co. Ltd., Class A	1,306,123	1,167,244
Shanghai Construction Co. Ltd., Class A	459,692	338,229
Shanghai International Airport Co. Ltd., Class A	414,810	915,618
Shenzhen Laibao Hi-tech Co. Ltd., Class A	196,109	408,614
Shenzhen O-film Tech Co. Ltd., Class A	267,968	998,904
Sound Environmental Resources Co. Ltd., Class A	217,523	848,040
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	372,168	1,008,692
Tangshan Jidong Cement Co. Ltd., Class A	239,647	323,784
TBEA Co. Ltd., Class A	1,348,954	1,996,026
Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd., Class A*	151,419	566,909
XCMG Construction Machinery Co. Ltd., Class A	522,924	667,360
Xi’ An Aero-Engine PLC, Class A	247,027	1,154,873
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	470,000	840,051
Xinxing Ductile Iron Pipes, Class A	876,000	588,924
XJ Electric Co. Ltd., Class A	262,193	883,053
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,884,500	1,420,308

		53,325,951

Technology - 2.6%
Aisino Co. Ltd., Class A	241,876	870,143
Anhui USTC iFlytek Co. Ltd., Class A	238,912	1,027,874
BOE Technology Group Co. Ltd., Class A*	4,253,600	1,578,690
DHC Software Co. Ltd., Class A	180,422	503,391
Glodon Software Co. Ltd., Class A	156,164	677,206
Neusoft Corp., Class A	367,280	816,085
Sanan Optoelectronics Co. Ltd., Class A	508,530	1,208,579
Tsinghua Tongfang Co. Ltd., Class A	625,600	1,073,353
Universal Scientific Industrial Shanghai Co. Ltd., Class A	88,703	488,768
Yonyou Software Co. Ltd., Class A	242,874	635,334
Zhejiang Dahua Technology Co. Ltd., Class A	244,713	931,735

		9,811,158

Utilities - 3.4%
Chengdu Xingrong Investment Co. Ltd., Class A	768,000	623,831
China Yangtze Power Co. Ltd., Class A	2,111,577	2,560,758
Chongqing Water Group Co. Ltd., Class A	404,000	342,629
Datang International Power Generation Co. Ltd., Class A	1,266,427	785,435
GD Power Development Co. Ltd., Class A	3,683,500	1,385,090
Huadian Power International Corp. Ltd., Class A	971,876	575,861
Huaneng Power International, Inc., Class A	1,793,369	1,769,081
Inner Mongolia MengDian Huaneng Thermal Power Co. Ltd., Class A	1,246,650	566,179
SDIC Power Holdings Co. Ltd., Class A	1,414,929	1,352,004
Shenergy Co. Ltd., Class A	975,022	696,762
Shenzhen Energy Group Co. Ltd., Class A	335,000	354,457
Shenzhen Gas Corp. Ltd., Class A	179,979	206,253
Sichuan Chuantou Energy Co. Ltd., Class A	425,275	954,640
Zhejiang Zheneng Electric Power Co. Ltd., Class A	334,590	295,201

		12,468,181

TOTAL COMMON STOCKS
(Cost $364,153,791)		368,312,464

TOTAL INVESTMENTS - 99.0%
(Cost $364,153,791) (a)	$368,312,464
Other assets less liabilities - 1.0%	3,569,352

NET ASSETS - 100.0%	$371,881,816

*	Non-income producing security.
(a)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $365,074,115. The net unrealized appreciation was $3,238,349 which consisted of aggregate gross unrealized appreciation of $13,159,859 and aggregate gross unrealized depreciation of $9,921,510.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

(formerly db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Basic Materials - 11.0%
Anhui Huaxing Chemical Industry Co. Ltd., Class A	8,402	$12,118
Baoji Titanium Industry Co. Ltd., Class A	4,200	11,028
Befar Group Co. Ltd., Class A	6,200	8,397
Chenzhou Mining Group Co. Ltd., Class A	12,500	17,316
Chongyi Zhangyuan Tungsten Co. Ltd., Class A	1,608	5,023
Cofco Biochemical Co. Ltd., Class A	13,800	10,513
Danhua Chemical Technology Co. Ltd., Class A*	8,600	8,876
FSPG Hi-Tech Co. Ltd., Class A	12,200	12,233
Goldleaf Jewelry Co. Ltd., Class A	6,200	11,445
Guangdong Hec Technology Holding Co. Ltd., Class A	4,600	9,817
Guangdong Highsun Group Co. Ltd., Class A	3,800	7,169
Guangzhou Guangri Stock Co. Ltd., Class A*	5,400	11,568
Hebei Veyong Bio-Chemical Co. Ltd., Class A*	3,400	7,057
Henan Billions Chemicals Co. Ltd., Class A	1,400	4,749
Hengyi Petrochemical Co. Ltd., Class A	6,000	8,253
Hubei Biocause Pharmaceutical Co. Ltd., Class A*	19,400	9,348
Hubei Fuxing Science And Technology Co. Ltd., Class A	10,000	11,037
Hubei Xingfa Chemicals Group Co. Ltd., Class A	4,800	9,040
Hubei Yihua Chemical Industry Co. Ltd., Class A	16,200	15,110
Ingenious Ene-Carbon New Materials Co. Ltd., Class A*	19,300	29,093
Inner Mongolia Xingye Mining Co. Ltd., Class A	5,200	9,049
Jiangsu Chengxing Phosph-Chemicals Co. Ltd., Class A	7,400	7,444
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	10,300	13,732
Jinlin Ji En Nickel Industry Co. Ltd., Class A	6,900	17,623
Juli Sling Co. Ltd., Class A	6,000	6,182
Lianhe Chemical Technology Co. Ltd., Class A	9,475	23,290
Luxi Chemical Group Co. Ltd., Class A*	18,200	11,228
Nanjing Redsun Co. Ltd., Class A	3,600	8,362
Nantong Jiangshan Agrochemical & Chemical Co. Ltd., Class A	1,800	8,975
Ningxia Orient Tantalum Industry Co. Ltd., Class A	5,000	9,270
Pengxin International Mining Co. Ltd., Class A*	15,000	27,738
PetroChina Jinhong Energy Investment Co. Ltd., Class A	1,800	5,936
Shaanxi Ligeance Mineral Resources Co. Ltd., Class A	4,800	12,236
Shandong Chenming Paper Holdings Ltd., Class A	15,800	11,625
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	11,600	16,013
Shandong Humon Smelting Co. Ltd., Class A*	4,000	9,272
Shandong Jinling Mining Co. Ltd., Class A	5,200	6,399
Shandong Sun Paper Industry JSC Ltd., Class A	12,000	7,677
Shanghai 3F New Materials Co., Class A	4,800	11,791
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	4,000	5,528
Shanxi Coking Co. Ltd., Class A*	5,000	4,729
Shengda Mining Co. Ltd., Class A*	1,600	4,034
Sichuan EM Technology Co. Ltd., Class A	4,400	6,145
Sichuan Hebang Corp. Ltd., Class A	5,600	7,356
Sichuan Jinlu Group Co. Ltd., Class A*	11,000	15,721
Sichuan Western Resources Holding Co. Ltd., Class A*	6,900	16,073
Stanley Fertilizer Co. Ltd., Class A	2,000	7,918
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	16,600	13,403
Tibet Mineral Development Co. Ltd., Class A	6,400	15,867
Xinjiang Joinworld Co. Ltd., Class A	6,800	7,117
Xinjiang Zhongtai Chemical Co. Ltd., Class A	17,000	21,723
Yueyang Forest & Paper Co. Ltd., Class A	12,800	8,751
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	6,800	15,043
Zhejiang Juhua Co. Ltd., Class A	16,600	14,565
Zhejiang Runtu Co. Ltd., Class A	6,800	20,179
Zhejiang Satellite Petrochemical Co. Ltd., Class A	4,100	9,751
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	9,800	15,554
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	4,000	10,268

		662,757

Communications - 4.2%
Anhui Xinhua Media Co. Ltd., Class A	3,200	7,798
Beijing Gehua CATV Network Co. Ltd., Class A	11,200	21,604
Central China Land Media Co. Ltd.	1,200	2,694
Changjiang Publishing & Media Co. Ltd., Class A*	9,600	13,830
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*	1,900	6,953
Dalian Daxian Enterprises Holdings Co. Ltd., Class A*	17,800	17,936
Datang Telecom Technology Co. Ltd., Class A*	6,000	15,881
Eastern Communications Co. Ltd., Class A	6,800	10,538
Focus Technology Co. Ltd., Class A	800	5,850
Fujian Star-net Communication Co. Ltd., Class A	3,200	14,090
Guangdong Guangzhou Daily Media Co. Ltd., Class A	4,800	14,283
Guomai Technologies, Inc., Class A	6,000	5,694
Hengtong Optic-electric Co. Ltd., Class A	3,600	9,839
Insigma Technology Co. Ltd., Class A	15,000	18,581
Jiangsu Zhongtian Technologies Co. Ltd., Class A	10,200	23,478
Northern United Publishing & Media Group Co. Ltd., Class A	4,000	6,186
Shaanxi Broadcast & TV Network Intermediary Co. Ltd., Class A	6,800	9,442
Shanghai Xinhua Media Co. Ltd., Class A	9,200	16,608
Shenzhen Coship Electronics Co. Ltd., Class A*	8,200	12,240
Shenzhen Topway Video Communication Co. Ltd., Class A	2,400	5,305
Time Publishing and Media Co. Ltd., Class A	3,600	10,912
Wuhan Fingu Electronic Technology Co. Ltd., Class A	2,800	5,661

		255,403

Consumer, Cyclical - 16.1%
Anhui Huamao Textile Co., Class A	10,200	8,269
Anhui Jianghuai Automobile Co. Ltd., Class A	13,000	27,150
Beijing Capital Retailing Group Co. Ltd., Class A	6,200	6,550
Beijing Wangfujing Department Store Group Co. Ltd., Class A	4,200	12,470
Beijing WKW Automotive Parts Co. Ltd., Class A	3,200	5,485
Besttone Holdings Co. Ltd., Class A	3,600	11,410
Better Life Commercial Chain Share Co. Ltd., Class A	3,100	6,489
Bros Eastern Co. Ltd., Class A	4,000	5,580
China Automotive Engineering Research Institute Co. Ltd., Class A	3,200	6,699
China CYTS Tours Holding Co. Ltd., Class A*	6,000	22,434
China Meheco Co. Ltd., Class A	7,200	14,088
China Television Media Ltd., Class A	2,800	8,920
Chongqing Department Store, Class A	2,800	9,362
CMST Development Co. Ltd., Class A	17,200	22,091
CNHTC Jinan Truck Co. Ltd., Class A	2,800	6,285
Dashang Group Co. Ltd., Class A	5,200	23,515
Dongfeng Automobile Co. Ltd., Class A	14,000	9,845
Dongguan Souyute Fashion Co. Ltd., Class A	2,920	4,896
Eastern Gold Jade Co. Ltd., Class A*	3,600	11,673
Elec-Tech International Co. Ltd., Class A*	16,700	22,155
Fangda Special Steel Technology Co. Ltd., Class A	9,200	5,451
Fengfan Stock Ltd. Co., Class A	5,600	12,151
Fujian Septwolves Industry Co. Ltd., Class A	8,000	11,616
Guangdong Chj Industry Co. Ltd., Class A	2,800	7,976
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	1,500	3,589
Guangdong Yihua Timber Industry Co. Ltd., Class A	21,600	18,038
Guangzhou Friendship Group Co. Ltd., Class A	3,200	4,860
Guangzhou Pearl River Piano Group Co. Ltd., Class A	3,300	4,764
Guirenniao Co. Ltd., Class A	2,300	4,489
Haima Automobile Group Co. Ltd., Class A*	17,800	12,894
Hangzhou Robam Appliances Co. Ltd., Class A	2,277	10,916
Hefei Department Store Group Co. Ltd., Class A	9,600	9,579
Hefei Rongshida Sanyo Electric Co. Ltd., Class A	3,600	7,940
Heilan Home Co. Ltd., Class A	16,000	25,446
Hisense Kelon Electrical Holdings Co. Ltd., Class A*	6,499	9,257
Huangshan Tourism Development Co. Ltd., Class A	2,600	5,841
Hunan Friendship & Apollo Cmmericial Co. Ltd., Class A	6,000	13,488
Jiangling Motors Corp. Ltd., Class A	3,600	17,692

Jiangsu Guotai International Group Guomao Co. Ltd., Class A	3,200	8,142
Jiangsu Sunshine Co. Ltd., Class A*	25,400	13,644
Jiangsu Yueda Investment Co. Ltd., Class A	12,200	20,117
Joeone Co. Ltd., Class A	3,200	5,803
Joyoung Co. Ltd., Class A	5,500	9,231
Lancy Co. Ltd., Class A	1,200	4,327
Lao Feng Xiang Co. Ltd., Class A	2,200	9,945
Lifan Industry Group Co. Ltd., Class A	5,200	7,093
Loncin Motor Co. Ltd., Class A	3,800	8,295
Luolai Home Textile Co. Ltd., Class A	2,000	6,817
Luthai Textile Co. Ltd., Class A	8,200	11,866
Markor International Home Furnishings Co. Ltd., Class A	6,800	7,627
Meidu Holdings Co. Ltd., Class A	17,090	18,583
Nanjing Central Emporium, Class A	3,400	6,426
Ningbo Huaxiang Electronic Co. Ltd., Class A	7,800	20,531
Ningbo Joyson Electronic Corp., Class A*	3,200	14,283
Ningbo Shanshan Co. Ltd., Class A	5,400	16,631
Ningbo Yunsheng Group Co. Ltd., Class A	6,400	18,221
Ningxia Zhongyin Cashmere Co. Ltd., Class A	15,840	11,964
Rainbow Department Store Co. Ltd., Class A	2,800	4,964
Shanghai Haixin Group Co., Class A*	10,400	12,325
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A	3,200	10,517
Shanghai Lansheng Corp., Class A	3,600	10,484
Shanghai New World Co. Ltd., Class A	7,800	12,062
Shunfa Hengye Corp., Class A	5,600	5,114
Sichuan Chengfei Integration Technology Corp., Class A	2,900	28,537
Sinochem International Corp., Class A	15,000	18,459
Sinomach Automobile Co. Ltd., Class A	2,800	7,881
Sunny Loan Top Co. Ltd., Class A	5,600	7,685
Sunvim Group Co. Ltd., Class A	13,600	9,896
Suofeiya Home Collection Co. Ltd., Class A	2,400	7,325
Tianjin Faw Xiali Automobile Co. Ltd., Class A*	8,400	6,700
TongKun Group Co. Ltd., Class A	5,200	5,587
Vtron Technologies Ltd., Class A	7,200	8,954
Wanxiang Qianchao Co. Ltd., Class A	15,900	35,201
Wenfeng Great World Chain Development Corp., Class A	4,000	4,792
Wuhan Department Store Group Co. Ltd., Class A*	4,400	9,204
Wuxi Little Swan Co. Ltd., Class A	4,000	7,670
Xiamen ITG Group Corp. Ltd., Class A	21,248	17,744
Yantai Tayho Advanced Materials Co. Ltd., Class A*	6,600	11,141
Yotrio Group Co. Ltd., Class A	2,000	3,982
Zhejiang Aokang Shoes Co. Ltd., Class A	2,000	5,076
Zhejiang Baoxiniao Garment Co. Ltd., Class A	4,800	5,962
Zhejiang Haiyue Co. Ltd., Class A	5,800	14,870
Zhejiang Huafeng Spandex Co. Ltd., Class A	8,200	13,228
Zhejiang Material Industrial Zhongda Yuantong Group Co. Ltd., Class A	9,600	14,517
Zhejiang Ming Jewelry Co. Ltd., Class A	3,568	6,214
Zhejiang Orient Holdings Co., Class A	5,200	10,589
Zhejiang Supor Cookware Co. Ltd., Class A	2,400	5,684

		973,263

Consumer, Non-cyclical - 17.5%
Angel Yeast Co. Ltd., Class A	3,600	10,372
Anhui Golden Seed Winery Co. Ltd., Class A	6,800	10,571
Anhui Gujing Distillery Co. Ltd., Class A	2,000	8,224
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	14,700	9,739
Beijing Sanyuan Foods Co. Ltd., Class A*	6,600	9,132
Beijing Shunxin Agriculture Co. Ltd., Class A	5,200	12,993
Beijing Tiantan Biological Products Co., Class A*	4,400	15,299
Chacha Food Co. Ltd., Class A	2,500	7,240
China Animal Husbandry Industry Co. Ltd., Class A	3,400	8,119
China National Accord Medicines Corp. Ltd., Class A	2,000	15,790
China National Medicines Corp. Ltd., Class A	5,000	20,282
Chongqing Brewery Co., Class A	4,200	10,542
Chuying Agro-pastoral Group Co. Ltd., Class A	8,300	15,132
COFCO Tunhe Co. Ltd., Class A	7,200	6,610
Dalian Port PDA Co. Ltd., Class A	18,200	8,740

Dalian Yi Qiao Marine Seeds Co. Ltd., Class A	3,100	8,150
Eternal Asia Supply Chain Management Ltd., Class A	6,000	8,859
Gansu Ronghua Industry Group Co. Ltd., Class A*	11,600	10,027
Guangdong Haid Group Co. Ltd., Class A	5,600	10,328
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	4,600	15,388
Guangzhou Zhujiang Brewery Co. Ltd., Class A	3,600	8,919
Guilin Sanjin Pharmaceutical Co. Ltd., Class A	3,279	9,031
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	2,000	10,923
Hainan Haiyao Co. Ltd., Class A	7,400	18,418
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	1,900	16,411
Hebei Chengde Lolo Co., Class A	5,100	18,497
Henan Rebecca Hair Products Co. Ltd., Class A	11,600	7,704
Hengkang Medical Group Co. Ltd., Class A	5,300	19,524
Huapont-Nutrichem Co. Ltd., Class A*	6,000	19,417
Inner Mongolia Jinyu Group Co. Ltd., Class A	4,900	24,982
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	6,240	26,886
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	2,920	12,743
Jiangsu Sihuan Bioengineering Co. Ltd., Class A*	18,200	11,762
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	3,600	16,285
Jiangzhong Pharmaceutical Co. Ltd., Class A	3,200	9,064
Jianxin Mining Co. Ltd., Class A*	6,000	6,319
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	4,400	10,794
Jinling Pharmaceutical Co. Ltd., Class A	4,400	9,698
Jiugui Liquor Co. Ltd., Class A*	4,000	9,461
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	10,800	9,652
Kunming Pharmaceutical Corp., Class A	4,696	18,927
Livzon Pharmaceutical Group, Inc., Class A	2,000	15,669
Luoniushan Co. Ltd., Class A	15,800	16,538
Mayinglong Pharmaceutical Group Co. Ltd., Class A	3,600	10,027
Muyuan Foodstuff Co. Ltd., Class A	1,300	10,909
North China Pharmaceutical Co. Ltd., Class A*	14,600	12,596
PKU Healthcare Corp. Ltd., Class A	6,200	18,429
Pubang Landscape Architecture Co. Ltd., Class A	4,800	10,228
Qinghai Huzhu Barley Wine Co. Ltd., Class A	3,200	8,538
Renhe Pharmacy Co. Ltd., Class A	10,400	8,837
Rizhao Port Co. Ltd., Class A	27,600	13,253
Sanquan Food Co. Ltd., Class A	2,700	8,144
Shandong Denghai Seeds Co. Ltd., Class A	2,400	12,170
Shandong Homey Aquatic Development Co. Ltd., Class A	7,646	6,970
Shanghai Jinfeng Wine Co. Ltd., Class A	5,800	7,732
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	6,800	28,458
Shanghai Maling Aquarius Co. Ltd., Class A	9,000	12,497
Shantou Dongfeng Printing Co. Ltd., Class A	4,000	6,889
Shenzhen Fuanna Bedding and Furnishing Co. Ltd., Class A	2,800	5,697
Shenzhen Grandland Decoration Group Co. Ltd., Class A	3,600	8,192
Shenzhen Jinjia Color Printing Group Co. Ltd., Class A	7,900	18,608
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	8,800	11,804
Shinva Medical Instrument Co. Ltd., Class A	4,800	26,355
Sichuan Tuopai Shede Wine Co. Ltd., Class A	4,800	11,353
Tangshan Port Group Co. Ltd., Class A	14,600	11,622
Tianjin Lisheng Pharmaceutical Co. Ltd., Class A	1,600	7,952
Tianjin Tianyao Pharmaceutical Co. Ltd., Class A	8,400	6,837
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	3,600	8,157
Tieling Newcity Investment Holding Ltd., Class A*	5,600	12,999
Tongwei Co. Ltd., Class A	5,600	9,143
V V Food & Beverage Co. Ltd., Class A	15,000	10,475
Xiandai Investment Co. Ltd., Class A	12,520	10,231
Xinjiang Guannong Fruit & Antler Group Co. Ltd., Class A	4,200	11,424
Xinjiang Yilite Industry Co. Ltd., Class A	4,000	6,368
Yabao Pharmaceutical Group Co. Ltd., Class A	9,680	14,638
Yuan Longping High-tech Agriculture Co. Ltd., Class A	12,000	26,761
Zhangzidao Group Co. Ltd., Class A	4,600	11,232
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	7,400	19,778
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	9,060	12,477
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	8,600	18,045
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A*	5,200	8,321
Zhongbai Holdings Group Co. Ltd., Class A	9,600	12,924
Zhongyuan Union Stem Cell Bioengineering Co. Ltd., Class A*	4,800	24,441
Zhuzhou Qianjin Pharmaceutical Co. Ltd., Class A	3,600	8,140

		1,058,812

Diversified - 1.5%
Anyuan Coal Industry Group Co. Ltd., Class A	6,800	5,291
Jilin Yatai Group Co. Ltd., Class A	34,000	22,968
Metro Land Corp. Ltd., Class A	6,400	5,459
Nanjing Gaoke Co. Ltd., Class A	6,400	12,470
Orient Group Inc., Class A	23,700	22,607
Silver Plaza Group Co. Ltd., Class A	6,400	7,886
Tianjin TEDA Co. Ltd., Class A	18,600	12,898

		89,579

Energy - 2.5%
Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	8,800	8,652
Beijing Haohua Energy Resource Co. Ltd., Class A	8,500	8,426
Changchun Gas Co. Ltd., Class A	5,000	6,088
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	4,200	5,975
Hareon Solar Technology Co. Ltd., Class A*	5,944	9,163
Henan Shenhuo Coal & Power Co. Ltd., Class A	20,400	13,781
Huolinhe Opencut Coal Industry Co. Ltd. of Inner Mongolia, Class A	7,100	8,576
Inner Mongolia Pingzhuang Energy Co. Ltd., Class A	7,200	5,286
Jiangsu Zongyi Co. Ltd., Class A*	13,600	20,832
Kailuan Energy Chemical Co. Ltd., Class A	11,000	8,684
Kingdream PLC, Class A	4,200	10,768
Oriental Energy Co. Ltd., Class A	4,000	8,022
Qitaihe Baotailong Coal & Coal Chemicals PCL, Class A*	2,800	5,128
Shaan Xi Provincial Natural Gas Co. Ltd., Class A	3,600	6,036
Shanghai Datun Energy Resources Co. Ltd., Class A*	5,200	7,339
Wuhan Kaidi Electric Power Co. Ltd., Class A*	13,200	16,115

		148,871

Financial - 8.7%
Anxin Trust Co. Ltd., Class A	5,641	16,501
Beijing Centergate Technologies Holding Co. Ltd., Class A*	9,800	9,268
Beijing Huaye Realestate Co. Ltd., Class A*	15,400	14,840
Beijing Urban Construction Investment & Development Co. Ltd., Class A	9,500	14,134
Black Peony Group Co. Ltd., Class A	5,600	6,199
Bohai Leasing Co. Ltd., Class A	9,800	13,735
China Enterprise Co. Ltd., Class A	22,560	18,435
China Sports Industry Group Co. Ltd., Class A	12,200	20,415
Cinda Real Estate Co. Ltd., Class A	11,000	6,357
COFCO Property Group Co. Ltd., Class A	16,200	13,475
Deluxe Family Co. Ltd., Class A	20,200	17,493
FAWER Automotive Parts Ltd. Co., Class A	3,400	3,847
Geo-Jade Petroleum Corp., Class A	12,900	25,347
Greattown Holdings Ltd., Class A*	5,000	5,982
Hainan Expressway Co. Ltd., Class A	14,200	9,223
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	7,100	7,177
Huafa Industrial Co. Ltd. Zhuhai, Class A	11,800	13,081
Huayuan Property Co. Ltd., Class A	9,600	4,813
Macrolink Real Estate Co. Ltd., Class A	5,600	5,305
Myhome Real Estate Development Group Co. Ltd., Class A*	30,400	9,996
Ningbo Fuda Co. Ltd., Class A	7,600	5,716
Pacific Securities Co. Ltd., Class A	24,255	32,613
Shaanxi International Trust Co. Ltd., Class A	8,400	9,476
Shanghai AJ Corp., Class A	13,800	22,307
Shanghai Dingli Technology Development Group Co. Ltd., Class A	4,000	7,703
Shanghai DZH Ltd., Class A*	8,800	8,566
Shanghai Industrial Development Co. Ltd., Class A	7,600	9,909
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	5,000	9,051
Shanghai Shimao Co. Ltd., Class A	6,300	9,773
Shenzhen Heungkong Holding Co. Ltd., Class A	6,800	5,546
Shenzhen World Union Properties Consultancy, Inc., Class A	6,740	11,696
Shenzhen Zhenye Group Co. Ltd., Class A	17,000	14,860
Sunshine City Group Co. Ltd., Class A	9,000	17,932

Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	11,400	7,349
Thaihot Group Co. Ltd., Class A*	5,200	8,727
Tianjin Jinbin Development Co., Class A*	23,000	19,169
Tianjin Reality Development Group Co. Ltd., Class A	15,800	9,182
Tibet Urban Development and Investment Co. Ltd., Class A	4,000	7,716
Wuhan Langold Real Estate Co. Ltd., Class A	5,400	5,608
Yeland Investment Group Co. Ltd., Class A	25,400	15,960
YunNan Metropolitan Real Estate Development Co. Ltd., Class A	10,000	8,090
Zhejiang China Light & Textile Industrial City Group Co. Ltd., Class A	8,400	10,693
Zhonghong Holding Co. Ltd., Class A*	20,100	13,317
Zhongrun Resources Investment Corp., Class A	4,800	4,274
Zhongtian Urban Development Group Co. Ltd., Class A	13,800	15,635

		526,491

Industrial - 28.1%
Advanced Technology & Materials Co. Ltd., Class A	9,440	15,781
Anhui Heli Co. Ltd.-A, Class A	7,680	13,464
Anhui Jiangnan Chemical Industry Co. Ltd., Class A	2,800	5,014
Anhui Zhongding Sealing Parts Co. Ltd., Class A	9,800	17,723
AVIC Electromechanical Systems Co. Ltd., Class A	3,600	10,595
Avic Heavy Machinery Co. Ltd., Class A	8,600	24,051
Baotou Beifang Chuangye Co. Ltd., Class A	11,100	30,013
Beijing Jingyuntong Technology Co. Ltd., Class A	4,400	5,916
Beijing Lier High-temperature Materials Co. Ltd.	4,600	7,915
Beijing New Building Material PLC, Class A	5,400	14,249
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	3,000	12,673
Beijing Sevenstar Electronics Co. Ltd., Class A	2,400	8,829
Beijing Sifang Automation Co. Ltd., Class A	1,600	4,027
Camel Group Co. Ltd., Class A	6,000	11,662
CCS Supply Chain Management Co. Ltd., Class A*	5,000	9,376
Changjiang & Jingong Steel Building Group Co. Ltd., Class A	7,200	8,661
Changyuan Group Ltd., Class A	12,200	23,891
Chengdu Xinzhu Road&Bridge Machinery Co. Ltd., Class A*	6,000	8,741
China Aerospace Times Electronics Co. Ltd., Class A*	15,000	33,231
China Aviation Optical-Electrical Technology Co. Ltd., Class A	3,200	12,095
China Fiberglass Co. Ltd., Class A	6,000	8,575
China Railway Erju Co. Ltd., Class A	12,900	11,423
China Railway Tielong Container Logistics Co. Ltd., Class A*	16,200	14,003
China Shipping Development Co. Ltd., Class A*	11,400	9,668
China-Kinwa High Technology Co. Ltd., Class A*	20,600	20,422
Chongqing Zongshen Power Machinery Co. Ltd., Class A	12,000	11,095
CITIC Heavy Industries Co. Ltd., Class A	14,400	7,712
Citic Offshore Helicopter Co. Ltd., Class A	6,001	8,977
Citychamp Dartong Co. Ltd., Class A*	15,000	14,821
COSCO Shipping Co. Ltd., Class A*	14,800	9,227
CPI Yuanda Environmental-Protection Group Co. Ltd., Class A	3,600	12,541
Dalian Huarui Heavy Industry Group Co. Ltd., Class A	6,376	11,272
Dazhong Transportation Group Co. Ltd., Class A	10,400	11,952
Dongjiang Environmental Co. Ltd., Class A	1,800	9,083
East China Engineering Science and Technology Co. Ltd., Class A	3,200	9,298
Far East Smarter Energy Co. Ltd., Class A	3,500	5,777
Feilo Acoustics Co. Ltd., Class A	13,400	17,232
Fenghua Advanced Technology Holding Co. Ltd., Class A*	9,800	12,619
Foshan Electrical and Lighting Co. Ltd., Class A	9,200	17,971
Gansu Qilianshan Cement Group Co. Ltd., Class A	10,800	12,060
Gem-Year Industrial Co. Ltd., Class A	5,000	7,911
Guangdong Goworld Co. Ltd., Class A	5,600	11,896
Guangdong Tapai Group Co. Ltd., Class A	6,600	7,499
Guangxi Liugong Machinery Co. Ltd., Class A	14,100	14,345
Guangzhou Baiyun International Airport Co. Ltd., Class A	8,000	9,689
Guizhou Changzheng Tiacheng Holding Co. Ltd., Class A	6,000	15,715
Guizhou Space Appliance Co. Ltd., Class A	3,600	10,853
Guodian Nanjing Automation Co. Ltd., Class A	5,600	5,661
Hafei Aviation Industry Co. Ltd., Class A	3,200	15,664
Hainan Strait Shipping Co. Ltd., Class A	3,400	5,457
Hang Zhou Great Star Industrial Co. Ltd., Class A	7,000	11,691
Hangzhou Boiler Group Co. Ltd., Class A	1,800	3,874

Hangzhou Hangyang Co. Ltd., Class A	4,400	5,150
Harbin Boshi Automation Co. Ltd., Class A	2,000	8,686
Hefei Meiya Optoelectronic Technology, Inc., Class A	2,400	14,127
Heilongjiang Interchina Water Treatment Co. Ltd., Class A*	15,500	15,240
Henan Pinggao Electric Co. Ltd., Class A	12,200	26,771
Henan Senyuan Electric Co. Ltd., Class A	2,200	11,499
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	3,600	12,248
Hongfa Technology Co. Ltd., Class A*	2,800	10,438
Huagong Tech Co. Ltd., Class A	11,400	18,316
Huaxin Cement Co. Ltd., Class A	4,980	5,837
Hubei Hongcheng General Machinery Co. Ltd., Class A*	2,600	9,307
Hunan Corun New Energy Co. Ltd., Class A*	6,519	20,661
Jangho Group Co. Ltd., Class A	4,900	5,360
Jiangsu Hengli Highpressure Oil Cylinder Co. Ltd., Class A	3,200	5,240
Jiangsu Jianghuai Engine Co. Ltd., Class A	15,400	11,531
Jiangsu Shagang Co. Ltd., Class A*	8,600	5,418
Jiangsu Sunrain Solar Energy Co. Ltd., Class A	2,800	6,472
Jiangsu Wuzhong Industrial Co., Class A	11,400	21,305
Jihua Group Corp. Ltd., Class A	27,400	13,514
Jonjee High-Tech Industrial and Commercial Holding Co. Ltd., Class A	14,200	24,941
Kaile Science & Technology Co. Ltd. Hubei, Class A	11,400	12,136
Long Yuan Construction Group Co. Ltd., Class A	10,000	5,665
Ningxia Building Materials Group Co. Ltd., Class A	5,400	7,252
North Electro-Optic Co. Ltd., Class A*	1,200	5,557
North Navigation Control Technology Co. Ltd., Class A	6,400	22,086
ORG Packaging Co. Ltd., Class A	5,400	18,178
Palm Landscape Architecture Co. Ltd., Class A	2,900	8,507
Puyang Refractories Group Co. Ltd., Class A	4,200	4,991
Qingdao Hanhe Cable Co. Ltd., Class A	3,600	4,717
Rongxin Power Electronic Co. Ltd., Class A	6,200	8,609
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	1,800	13,763
Shandong Jinjing Science & Technology Co. Ltd., Class A*	17,800	9,765
Shandong Molong Petroleum Machinery Co. Ltd., Class A*	2,400	3,606
Shanghai Aerospace Automobile Electromechanical Co., Class A	13,400	19,152
Shanghai Feilo Co. Ltd., Class A	13,200	21,057
Shanghai Guangdian Electric Group Co. Ltd., Class A	9,400	6,396
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	5,600	17,229
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A	6,099	9,571
Shanghai Tunnel Engineering Co. Ltd., Class A	23,300	20,633
Shanghai Zhenhua Heavy Industries Co. Ltd., Class A*	29,400	16,655
Shanghai Zhixin Electric Co. Ltd., Class A	12,960	24,324
Shantui Construction Machinery Co. Ltd., Class A*	17,800	9,359
Shengyi Technology Co. Ltd., Class A	15,400	18,024
Shenzhen Desay Battery Technology Co., Class A	2,000	12,323
Shenzhen Green Eco-manufacture Hi-Tech Co. Ltd., Class A*	9,000	18,049
Shenzhen Hifuture Electric Co. Ltd., Class A*	9,200	11,247
Shenzhen Hongtao Decoration Co. Ltd., Class A	6,000	9,239
Shenzhen Tagen Group Co. Ltd., Class A	6,800	9,099
Shenzhen Yantian Port Holding Co. Ltd., Class A	13,600	11,999
Shuangliang Eco-Energy Systems Co. Ltd., Class A	7,000	11,133
Sichuan Road & Bridge Co. Ltd., Class A	8,000	8,986
Sichuan Shuangma Cement Co. Ltd., Class A*	3,468	3,432
Sieyuan Electric Co. Ltd., Class A	6,400	11,824
Sinoma International Engineering Co. Ltd., Class A	7,800	9,421
Sinotrans Air Transportation Development Co. Ltd., Class A	6,400	12,689
SUFA Technology Industry Co. Ltd., CNNC, Class A	4,320	11,033
Suzhou Anjie Technology Co. Ltd., Class A	1,200	6,880
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	5,800	10,470
Taiyuan Heavy Industry Co. Ltd., Class A	30,400	17,073
Telling Telecommunication Holding Co. Ltd., Class A*	10,000	14,016
Tian Di Science & Technology Co. Ltd., Class A	8,605	13,349
Tianjin Benefo Tejing Electric Co. Ltd., Class A	3,200	6,240
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	7,600	9,996
Tianma Bearing Group Co. Ltd., Class A	10,400	8,905
Tianma Microelectronics Co. Ltd., Class A	4,800	21,254
Tongfang Guoxin Electronics Co. Ltd., Class A	4,000	18,362
Wolong Electric Group Co. Ltd., Class A	10,200	14,711

WUS Printed Circuit Kunshan Co. Ltd., Class A	12,240	6,575
Xiamen Faratronic Co. Ltd., Class A	2,000	11,688
Xiamen XGMA Machinery Co. Ltd., Class A*	10,000	7,911
Xi’An Shaangu Power Co. Ltd., Class A	11,800	11,467
Xiangtan Electric Manufacturing Co. Ltd., Class A	7,800	13,776
Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd., Class A	9,600	8,204
Xinjiang Tianshan Cement Co. Ltd., Class A	10,800	11,181
Xinjiang Urban Construction Group Co. Ltd., Class A	9,800	13,416
Yechiu Metal Recycling China Ltd., Class A	3,640	4,965
Yintai Resources Co. Ltd., Class A	7,600	12,718
Zhejiang Crystal-Optech Co. Ltd., Class A	4,600	17,117
Zhejiang Dun’an Artificial Environment Co. Ltd., Class A	7,800	10,869
Zhejiang Hailiang Co. Ltd., Class A	4,000	8,263
Zhejiang Sanhua Co. Ltd., Class A	6,740	15,064
Zhejiang Wanma Co. Ltd., Class A	6,200	8,205
Zhejiang Yankon Group Co. Ltd., Class A	9,890	16,598
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	14,700	13,998
Zhongli Science and Technology Group Co. Ltd., Class A	5,400	16,860
Zhongshan Broad Ocean Motor Co. Ltd., Class A	5,400	12,394
Zhuzhou Kibing Group Co. Ltd., Class A	4,400	5,350
Zhuzhou Times New Material Technology Co. Ltd., Class A	6,800	10,970

		1,692,502

Technology - 7.6%
Accelink Technologies Co. Ltd., Class A	1,200	7,116
Beijing Shiji Information Technology Co. Ltd., Class A	2,000	18,879
Beijing Teamsun Technology Co. Ltd., Class A	8,600	18,101
Bright Oceans Inter-Telecom Corp., Class A	8,000	12,710
China Greatwall Computer Shenzhen Co. Ltd., Class A*	11,600	12,179
China National Software & Service Co. Ltd., Class A	3,400	15,137
EGing Photovoltaic Technology Co. Ltd., Class A	4,400	11,231
Founder Technology Group Corp., Class A	39,200	25,077
Fujian Newland Computer Co. Ltd., Class A	6,600	21,895
GRG Banking Equipment Co. Ltd., Class A	7,740	22,780
Hangzhou Silan Microelectronics Co. Ltd., Class A*	10,980	10,760
Hundsun Technologies, Inc., Class A	8,500	43,571
Inspur Electronic Information Industry Co. Ltd., Class A	4,000	26,293
Invengo Information Technology Co. Ltd., Class A	9,400	11,201
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A	15,400	26,221
Jiangsu Hongtu High Technology Co. Ltd., Class A	16,200	13,976
Mesnac Co. Ltd., Class A	10,400	17,319
NavInfo Co. Ltd., Class A	8,200	26,776
Shangdong Geo-Mineral Co. Ltd., Class A*	3,200	5,860
Shanghai Belling Co. Ltd., Class A	9,800	15,506
Shanghai East China Computer Co. Ltd., Class A	1,600	7,024
Shenghe Resources, Class A*	2,800	9,234
Shenzhen Kaifa Technology Co. Ltd., Class A	10,600	11,043
Taiji Computer Corp. Ltd., Class A	2,400	15,908
Wuhan Guide Infrared Co. Ltd., Class A	4,200	13,626
Xi’An Longi Silicon Materials Co. Ltd., Class A	5,800	18,382
YGSOFT Inc., Class A	6,300	18,798

		456,603

Utilities - 2.3%
An Hui Wenergy Co. Ltd., Class A	3,800	4,126
Beijing SPC Environmental Protection Tech Co. Ltd., Class A	4,800	15,572
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	21,400	15,397
Guangdong Golden Dragon Development, Inc., Class A	8,200	21,651
Harbin Hatou Investment Co. Ltd., Class A	5,500	7,538
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A	23,400	19,274
Shanghai Electric Power Co. Ltd., Class A	11,200	8,459
Top Energy Co. Ltd., Class A	8,000	6,407
Xinjiang Tianfu Energy Co. Ltd., Class A	5,000	7,179
Zhefu Holding Group Co. Ltd., Class A	11,800	14,944
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A*	5,200	6,958
Zhongshan Public Utilities Group Co. Ltd., Class A	5,800	10,961

		138,466

TOTAL COMMON STOCKS
(Cost $5,034,551)	6,002,747

TOTAL INVESTMENTS - 99.5%
(Cost $5,034,551) (a)	$6,002,747
Other assets less liabilities - 0.5%	29,728

NET ASSETS - 100.0%	$6,032,475

*	Non-income producing security.
(a)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $5,037,071. The net unrealized appreciation was $965,676 which consisted of aggregate gross unrealized appreciation of $985,325 and aggregate gross unrealized depreciation of $19,649.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF TRUST

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Harvest MSCI All China Equity ETF

(formerly db X-trackers Harvest MSCI All China Equity Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 50.8%
Basic Materials - 0.9%
Aluminum Corp. of China Ltd., Class H*	12,757	$5,416
China BlueChemical Ltd., Class H	5,711	2,815
CITIC Pacific Ltd.	5,294	10,301
Jiangxi Copper Co. Ltd., Class H	4,249	7,511
Kingboard Chemical Holdings Ltd.	2,140	4,446
Lee & Man Paper Manufacturing Ltd.	4,519	2,659
Nine Dragons Paper Holdings Ltd.	5,265	4,110
Sinopec Shanghai Petrochemical Co. Ltd., Class H	11,268	3,766
Yingde Gases Group Co. Ltd.	3,540	3,787
Zijin Mining Group Co. Ltd., Class H	19,373	5,049

		49,860

Communications - 15.0%
Baidu, Inc., ADR*	889	190,708
China Communications Services Corp. Ltd., Class H	7,713	3,722
China Mobile Ltd.	19,536	243,000
China Telecom Corp. Ltd., Class H	44,748	27,657
China Unicom (Hong Kong) Ltd.	15,337	27,349
Ctrip.com International, Ltd., ADR*	422	27,080
NetEase, Inc., ADR	256	22,538
Qihoo 360 Technology Co. Ltd., ADR*	207	18,181
SINA Corp.*	220	10,160
Sohu.com, Inc.*	98	5,788
Tencent Holdings Ltd.	16,559	270,283
Youku Tudou, Inc., ADR*	416	8,237
ZTE Corp., Class H	2,031	4,576

		859,279

Consumer, Cyclical - 3.0%
Air China Ltd., Class H	5,885	3,645
Alibaba Pictures Group Ltd.*	16,896	3,510
Anta Sports Products Ltd.	3,218	6,179
Belle International Holdings Ltd.	14,956	19,124
Brilliance China Automotive Holdings Ltd.	9,986	18,503
Byd Co. Ltd., Class H	2,069	14,696
China Resources Enterprise Ltd.	3,876	10,428
Dongfeng Motor Group Co. Ltd., Class H	8,746	16,206
Geely Automobile Holdings Ltd.	17,025	6,524
Golden Eagle Retail Group Ltd.	1,759	2,163
GOME Electrical Appliances Holding Ltd.	32,638	5,812
Great Wall Motor Co. Ltd., Class H	3,332	14,145
Guangzhou Automobile Group Co. Ltd., Class H	7,137	7,422
Haier Electronics Group Co. Ltd.	3,327	9,616
Intime Retail Group Co. Ltd.	3,937	3,581
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,213	4,540
Shenzhou International Group Holdings Ltd.	1,795	5,593
Sun Art Retail Group Ltd.	7,689	9,177
Weichai Power Co. Ltd., Class H	1,563	6,332
Zhongsheng Group Holdings Ltd.	2,068	2,292

		169,488

Consumer, Non-cyclical - 3.1%
Biostime International Holdings Ltd.	575	2,148
China Agri-Industries Holdings Ltd.	6,770	2,769
China Huishan Dairy Holdings Co. Ltd.*	18,581	4,316
China Mengniu Dairy Co. Ltd.	4,416	20,484
COSCO Pacific Ltd.	5,635	7,896
CSPC Pharmaceutical Group Ltd.	4,761	3,981
Hengan International Group Co. Ltd.	2,382	25,403
Jiangsu Expressway Co. Ltd., Class H	3,939	4,488
New Oriental Education & Technology Group, Inc., ADR	438	9,991
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,074	6,152
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,298	4,221
Sihuan Pharmaceutical Holdings Group Ltd.	13,377	8,957
Sino Biopharmaceutical Ltd.	9,559	8,807
Sinopharm Group Co. Ltd., Class H	3,204	11,183
Tingyi Cayman Islands Holding Corp.	6,315	17,723
Tsingtao Brewery Co. Ltd., Class H	1,160	8,808
Uni-President China Holdings Ltd.	5,071	4,580
Want Want China Holdings Ltd.	19,170	23,770
Zhejiang Expressway Co. Ltd., Class H	4,623	4,599

		180,276

Diversified - 0.2%
China Merchants Holdings International Co. Ltd.	3,666	12,157

Energy - 7.0%
China Coal Energy Co. Ltd., Class H	13,243	8,065
China Longyuan Power Group Corp., Class H	9,693	10,481
China Oilfield Services Ltd., Class H	5,840	17,294
China Petroleum & Chemical Corp., Class H	82,378	83,547
China Shenhua Energy Co. Ltd., Class H	10,959	31,604
CNOOC Ltd.	57,669	115,933
GCL-Poly Energy Holdings Ltd.*	32,455	11,684
Kunlun Energy Co. Ltd.	10,398	17,173
PetroChina Co. Ltd., Class H	68,129	96,699
Sinopec Engineering Group Co. Ltd., Class H	3,768	4,298
Yanzhou Coal Mining Co. Ltd., Class H	6,003	5,081

		401,859

Financial - 16.3%
Agile Property Holdings Ltd.	4,490	3,522
Agricultural Bank of China Ltd., Class H	69,382	32,050
Bank of China Ltd., Class H	256,279	119,045
Bank of Communications Co. Ltd., Class H	28,223	20,612
China Cinda Asset Management Co. Ltd., Class H*	13,157	6,740
China CITIC Bank Corp. Ltd., Class H	26,394	16,654
China Construction Bank Corp., Class H	232,896	173,093
China Everbright Bank Co. Ltd., Class H	8,859	4,138
China Everbright Ltd.	2,716	5,152
China Life Insurance Co. Ltd., Class H	24,021	68,964
China Merchants Bank Co. Ltd., Class H	14,802	28,305
China Minsheng Banking Corp. Ltd., Class H	20,122	18,902
China Overseas Land & Investment Ltd.	13,175	37,059
China Pacific Insurance Group Co. Ltd., Class H	8,501	31,920
China Resources Land Ltd.	6,612	15,135
China Taiping Insurance Holdings Co. Ltd.*	2,742	6,673
China Vanke Co. Ltd., Class H*	4,242	7,948
Chongqing Rural Commercial Bank, Class H	8,104	4,026
CITIC Securities Co. Ltd., Class H	3,419	8,117

Country Garden Holdings Co. Ltd.	14,878	6,604
Evergrande Real Estate Group Ltd.	18,782	7,852
Far East Horizon Ltd.	4,245	3,423
Franshion Properties China Ltd.	11,916	3,229
Guangzhou R&F Properties Co. Ltd., Class H	3,281	3,954
Haitong Securities Co. Ltd., Class H	4,331	6,918
Industrial & Commercial Bank of China Ltd., Class H	238,224	157,995
Longfor Properties Co. Ltd.	4,365	5,576
New China Life Insurance Co. Ltd., Class H	2,667	9,515
New World China Land Ltd.	8,389	5,142
People’s Insurance Co. (Group) of China Ltd., Class H	21,103	8,822
PICC Property & Casualty Co. Ltd., Class H	10,206	16,935
Ping An Insurance Group Co. of China Ltd., Class H	6,571	53,500
Poly Property Group Co. Ltd.	6,473	2,815
Shanghai Industrial Holdings Ltd.	1,568	5,230
Shimao Property Holdings Ltd.	4,510	9,927
Shui On Land Ltd.	11,609	3,041
Sino-Ocean Land Holdings Ltd.	10,756	6,079
Soho China Ltd.	5,956	4,872
Yuexiu Property Co. Ltd.	16,530	3,541

		933,025

Industrial - 2.5%
AAC Technologies Holdings, Inc.	2,375	15,491
Anhui Conch Cement Co. Ltd., Class H	3,982	14,387
AviChina Industry & Technology Co. Ltd., Class H	6,837	4,076
BBMG Corp., Class H	3,770	2,812
Beijing Capital International Airport Co. Ltd., Class H	4,846	3,789
China Communications Construction Co. Ltd., Class H	14,276	10,407
China COSCO Holdings Co. Ltd., Class H*	8,317	3,585
China Everbright International Ltd.	7,952	10,897
China International Marine Containers Group Co. Ltd., Class H	1,611	3,467
China National Building Material Co. Ltd., Class H	9,284	8,529
China Railway Construction Corp. Ltd., Class H	6,360	6,089
China Railway Group Ltd., Class H	12,889	6,669
China Resources Cement Holdings Ltd.	6,318	4,345
China Shipping Container Lines Co. Ltd., Class H*	12,093	3,448
China State Construction International Holdings Ltd.	5,643	9,102
CSR Corp. Ltd., Class H	6,525	5,885
Fosun International Ltd.	5,580	6,854
Haitian International Holdings Ltd.	2,049	5,341
Shanghai Electric Group Co. Ltd., Class H	9,106	3,995
Yangzijiang Shipbuilding Holdings Ltd.	6,113	5,702
Zhuzhou CSR Times Electric Co. Ltd., Class H	1,673	5,796
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	4,385	2,733

		143,399

Technology - 0.9%
CITIC 21CN Co. Ltd.*	7,908	6,224
Hanergy Solar Group Ltd.*	36,845	6,038
Kingsoft Corp. Ltd.	2,088	5,981
Lenovo Group Ltd.	20,129	30,752

		48,995

Utilities - 1.9%
Beijing Enterprises Holdings Ltd.	1,637	14,110
Beijing Enterprises Water Group Ltd.	13,954	9,507
China Gas Holdings Ltd.	6,439	11,466
China Resources Gas Group Ltd.	2,868	8,345
China Resources Power Holdings Co. Ltd.	6,179	18,696
Datang International Power Generation Co. Ltd., Class H	8,552	4,745

ENN Energy Holdings Ltd.	2,443	17,258
Guangdong Investment Ltd.	8,048	9,730
Huaneng Power International, Inc., Class H	10,316	12,406

		106,263

TOTAL COMMON STOCKS
(Cost $2,644,053)		2,904,601

EXCHANGE - TRADED FUNDS - 49.2%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF* (a)	96,111	2,366,954
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF* (a)	15,033	453,418
TOTAL EXCHANGE - TRADED FUNDS
(Cost $2,594,873)		2,820,372

TOTAL INVESTMENTS - 100.0%
(Cost $5,238,926) (b)		$5,724,973
Other assets less liabilities - 0.0%		2,084

NET ASSETS - 100.0%		$5,727,057

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	Affiliated fund advised by DBX Advisors LLC.

	Fair Value 5/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation / (Depreciation)	Realized Gain (Loss)	Fair Value 08/31/14	Dividend Income
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$2,508,528	$601,098	$(927,843)	$183,157	$2,014	$2,366,954	$—
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	$—	$414,956	$—	$38,462	$—	$453,418	$—

(b)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $5,239,106. The net unrealized appreciation was $485,867 which consisted of aggregate gross unrealized appreciation of $509,258 and aggregate gross unrealized depreciation of $23,391.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

(formerly db X-trackers MSCI All World ex US Hedged Equity Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.8%
Australia - 5.7%
AGL Energy Ltd.	123	$1,620
ALS Ltd.	103	716
Alumina Ltd.*	672	973
Amcor Ltd.	361	3,850
AMP Ltd.	665	3,652
APA Group (a)	264	1,911
Asciano Ltd.	174	1,021
ASX Ltd.	54	1,891
Aurizon Holdings Ltd.	581	2,588
AusNet Services (a)	725	958
Australia & New Zealand Banking Group Ltd.	730	22,792
Bank of Queensland Ltd.	69	811
Bendigo and Adelaide Bank Ltd.	85	988
BHP Billiton Ltd.	881	30,172
Boral Ltd.	185	952
Brambles Ltd.	425	3,771
Caltex Australia Ltd.	44	1,171
CFS Retail Property Trust Group REIT	904	1,815
Coca-Cola Amatil Ltd.	182	1,530
Cochlear Ltd.	35	2,372
Commonwealth Bank of Australia	440	33,418
Computershare Ltd.	117	1,346
Crown Resorts Ltd.	111	1,638
CSL Ltd.	135	9,314
Dexus Property Group REIT	1,685	1,896
Federation Centres REIT	455	1,130
Flight Centre Travel Group Ltd.	16	701
Fortescue Metals Group Ltd.	382	1,488
Goodman Group REIT	359	1,871
GPT Group REIT	469	1,748
Harvey Norman Holdings Ltd.	99	328
Iluka Resources Ltd.	147	1,222
Incitec Pivot Ltd.	526	1,523
Insurance Australia Group Ltd.	584	3,529
Leighton Holdings Ltd.	40	838
Lend Lease Group (a)	123	1,643
Macquarie Group Ltd.	67	3,648
Metcash Ltd.	323	848
Mirvac Group REIT	821	1,407
National Australia Bank Ltd.	627	20,613
Newcrest Mining Ltd.*	268	2,833
Orica Ltd.	112	2,144
Origin Energy Ltd.	314	4,554
Qantas Airways Ltd.*	40	55
QBE Insurance Group Ltd.	317	3,411
Ramsay Health Care Ltd.	48	2,329
REA Group Ltd.	10	448
Rio Tinto Ltd.	119	6,961
Santos Ltd.	271	3,753
Scentre Group REIT*	1,775	5,686
Seek Ltd.	86	1,403
Sonic Healthcare Ltd.	123	2,025
Stockland REIT	589	2,338
Suncorp Group Ltd.	293	3,949
Sydney Airport (a)	281	1,163
Tabcorp Holdings Ltd.	207	694
Tatts Group Ltd.	478	1,482
Telstra Corp. Ltd.	1,231	6,392
Toll Holdings Ltd.	168	937
TPG Telecom Ltd.	34	191
Transurban Group (a)	437	3,290
Treasury Wine Estates Ltd.	281	1,341
Wesfarmers Ltd.	271	10,962
Westfield Corp. REIT	700	4,982
Westpac Banking Corp.	833	27,260
Woodside Petroleum Ltd.	181	7,218
Woolworths Ltd.	366	12,360
WorleyParsons Ltd.	58	891

		296,755

Austria - 0.2%
Andritz AG	21	1,124
Erste Group Bank AG	98	2,515
Immofinanz AG*	397	1,244
OMV AG	47	1,816
Raiffeisen Bank International AG	20	512
Telekom Austria AG	69	645
Vienna Insurance Group AG Wiener Versicherung Gruppe	19	921
Voestalpine AG	36	1,544

		10,321

Belgium - 0.9%
Ageas	75	2,517
Anheuser-Busch InBev NV	226	25,107

Belgacom SA	47	1,676
Colruyt SA	13	620
Delhaize Group SA	25	1,743
Groupe Bruxelles Lambert SA	25	2,458
KBC Groep NV*	80	4,559
Solvay SA	18	2,832
Telenet Group Holding NV*	18	1,052
UCB SA	29	2,808
Umicore SA	34	1,645

		47,017

Bermuda - 0.1%
Seadrill Ltd.	120	4,418

Brazil - 1.7%
All America Latina Logistica SA	100	369
Ambev SA	1,300	9,466
B2W Cia Digital*	6	102
Banco Bradesco SA	200	3,576
Banco do Brasil SA	200	3,126
Banco Santander Brasil SA	400	2,763
BB Seguridade Participacoes SA	300	4,790
BM&F Bovespa SA	600	3,619
BR Malls Participacoes SA	200	2,079
BR Properties SA	100	666
BRF SA	200	5,352
CCR SA	200	1,810
CETIP SA - Mercados Organizados	100	1,459
Cia de Saneamento Basico do Estado de Sao Paulo	100	956
Cia Siderurgica Nacional SA	200	877
Cielo SA	200	3,749
Cosan SA Industria e Comercio	100	2,077
Cyrela Brazil Realty SA Empreendimentos e Participacoes	100	634
Duratex SA	110	495
Embraer SA	200	1,949
Estacio Participacoes SA	100	1,328
Fibria Celulose SA*	94	978
Hypermarcas SA*	100	869
JBS SA	200	904
Klabin SA	100	508
Kroton Educacional SA	81	2,426
Lojas Americanas SA	125	726
Lojas Renner SA	100	3,423
Odontoprev SA	200	872
Petroleo Brasileiro SA	900	8,901
Qualicorp SA*	100	1,251
Raia Drogasil SA	100	974
Souza Cruz SA	100	936
Sul America SA	100	691
Tim Participacoes SA	300	1,682
Totvs SA	100	1,825
Ultrapar Participacoes SA	100	2,577
Vale SA	400	5,203
Via Varejo SA*	1	11
WEG SA	130	1,626

		87,625

Canada - 7.8%
Agnico Eagle Mines Ltd.	100	3,824
Alimentation Couche Tard, Inc., Class B	200	5,998
ARC Resources Ltd.	100	2,891
Athabasca Oil Corp.*	100	728
Bank of Montreal	200	15,389
Bank of Nova Scotia	400	26,502
Barrick Gold Corp.	300	5,516
BCE, Inc.	100	4,502
BlackBerry Ltd.*	100	1,016
Bombardier, Inc., Class B	400	1,346
Brookfield Asset Management, Inc., Class A	200	9,556
CAE, Inc.	100	1,236
Cameco Corp.	100	1,955
Canadian Imperial Bank of Commerce	100	9,557
Canadian National Railway Co.	200	14,364
Canadian Natural Resources Ltd.	300	13,076
Canadian Oil Sands Ltd.	100	2,154
Canadian Pacific Railway Ltd.	100	20,030
Catamaran Corp.*	100	4,712
Cenovus Energy, Inc.	200	6,379
CGI Group, Inc., Class A*	100	3,539
CI Financial Corp.	100	3,282
Crescent Point Energy Corp.	100	4,139
Eldorado Gold Corp.	200	1,654
Enbridge, Inc.	200	9,975
Encana Corp.	200	4,611
Enerplus Corp.	100	2,289
Finning International, Inc.	100	3,118
First Quantum Minerals Ltd.	200	4,490
Fortis, Inc.	100	3,083
Franco-Nevada Corp.	100	5,634
Goldcorp, Inc.	200	5,616
Great-West Lifeco, Inc.	100	2,927

Husky Energy, Inc.	100	3,044
Imperial Oil Ltd.	100	5,321
Kinross Gold Corp.*	300	1,186
Loblaw Cos. Ltd.	25	1,246
Magna International, Inc.	100	11,338
Manulife Financial Corp.	500	10,094
MEG Energy Corp.*	100	3,562
New Gold, Inc.*	100	647
Pacific Rubiales Energy Corp.	100	2,081
Pembina Pipeline Corp.	100	4,596
Pengrowth Energy Corp.	200	1,275
Penn West Petroleum Ltd.	200	1,554
Peyto Exploration & Development Corp.	100	3,544
Potash Corp. of Saskatchewan, Inc.	200	7,025
Power Corp. of Canada	100	2,947
Power Financial Corp.	100	3,233
Rogers Communications, Inc., Class B	100	4,076
Royal Bank of Canada	500	37,142
Shaw Communications, Inc., Class B	100	2,519
Silver Wheaton Corp.	100	2,498
SNC-Lavalin Group, Inc.	100	5,121
Sun Life Financial, Inc.	200	7,437
Suncor Energy, Inc.	400	16,419
Talisman Energy, Inc.	300	3,016
Teck Resources Ltd., Class B	200	4,542
TELUS Corp.	100	3,647
Tim Hortons, Inc.	100	8,038
Toronto-Dominion Bank (The)	480	25,274
Tourmaline Oil Corp.*	100	5,065
TransAlta Corp.	100	1,153
TransCanada Corp.	200	10,748
Turquoise Hill Resources Ltd.*	500	1,683
Yamana Gold, Inc.	200	1,703

		407,862

Channel Islands - 0.1%
Friends Life Group Ltd.	386	1,965
Randgold Resources Ltd.	25	2,110

		4,075

Chile - 0.4%
AES Gener SA	161	83
Aguas Andinas SA, Class A	391	247
Banco de Chile	26,234	3,227
Banco de Credito e Inversiones	16	879
Banco Santander Chile	40,759	2,434
CAP SA	21	251
Cencosud SA	288	871
Cia Cervecerias Unidas SA	54	585
Colbun SA	1,881	496
Corpbanca SA	72,281	895
Empresa Nacional de Electricidad SA	662	1,019
Empresas CMPC SA	475	1,192
Empresas Copec SA	164	2,078
Enersis SA	4,418	1,499
ENTEL Chile SA	84	971
LATAM Airlines Group SA*	100	1,247
SACI Falabella	321	2,437
Vina Concha y Toro SA	37	73

		20,484

China - 3.5%
AAC Technologies Holdings, Inc.	200	1,305
Agricultural Bank of China Ltd., Class H	3,000	1,386
Air China Ltd., Class H	2,000	1,239
Anhui Conch Cement Co. Ltd., Class H	400	1,445
AviChina Industry & Technology Co. Ltd., Class H	800	477
Bank of China Ltd., Class H	23,000	10,684
Bank of Communications Co. Ltd., Class H	3,000	2,191
BBMG Corp., Class H	400	298
Beijing Capital International Airport Co. Ltd., Class H	2,000	1,564
Belle International Holdings Ltd.	1,669	2,134
Biostime International Holdings Ltd.	100	374
Byd Co. Ltd., Class H	200	1,421
China BlueChemical Ltd., Class H	2,000	986
China Cinda Asset Management Co. Ltd., Class H*	321	164
China CITIC Bank Corp. Ltd., Class H	2,000	1,262
China Communications Construction Co. Ltd., Class H	1,000	729
China Communications Services Corp. Ltd., Class H	2,000	965
China Construction Bank Corp., Class H	24,000	17,837
China Everbright Bank Co. Ltd., Class H	733	342
China International Marine Containers (Group) Co. Ltd., Class H	200	430
China Life Insurance Co. Ltd., Class H	2,000	5,742
China Longyuan Power Group Corp., Class H	1,000	1,081
China Mengniu Dairy Co. Ltd.	1,000	4,639
China Merchants Bank Co. Ltd., Class H	1,100	2,103
China Minsheng Banking Corp. Ltd., Class H	1,920	1,804
China National Building Material Co. Ltd., Class H	185	170
China Pacific Insurance Group Co. Ltd., Class H	900	3,379
China Petroleum & Chemical Corp., Class H	8,000	8,113
China Railway Construction Corp. Ltd., Class H	600	574
China Resources Cement Holdings Ltd.	2,000	1,375

China Resources Enterprise Ltd.	258	694
China Resources Power Holdings Co. Ltd.	64	194
China Shenhua Energy Co. Ltd., Class H	800	2,307
China Shipping Container Lines Co. Ltd., Class H*	1,000	285
China Telecom Corp. Ltd., Class H	4,000	2,472
China Vanke Co. Ltd., Class H*	185	347
Chongqing Rural Commercial Bank, Class H	1,000	497
CITIC Securities Co. Ltd., Class H	400	950
CNOOC Ltd.	4,000	8,041
Country Garden Holdings Co. Ltd.	1,000	444
Datang International Power Generation Co. Ltd., Class H	2,000	1,110
Fosun International Ltd.	500	614
Golden Eagle Retail Group Ltd.	208	256
GOME Electrical Appliances Holding Ltd.	4,000	712
Great Wall Motor Co. Ltd., Class H	376	1,596
Guangdong Investment Ltd.	2,000	2,418
Guangzhou Automobile Group Co. Ltd., Class H	2,000	2,080
Guangzhou R&F Properties Co. Ltd., Class H	481	580
Haitong Securities Co. Ltd., Class H	500	799
Hengan International Group Co. Ltd.	300	3,199
Huaneng Power International, Inc., Class H	2,000	2,405
Industrial & Commercial Bank of China Ltd., Class H	18,000	11,938
Intime Retail Group Co. Ltd.	200	182
Kingsoft Corp. Ltd.	55	158
Lee & Man Paper Manufacturing Ltd.	1,000	588
Lenovo Group Ltd.	2,000	3,055
Longfor Properties Co. Ltd.	820	1,048
New China Life Insurance Co. Ltd., Class H	200	714
Nine Dragons Paper Holdings Ltd.	313	244
People’s Insurance Co. (Group) of China Ltd., Class H	2,000	836
PetroChina Co. Ltd., Class H	6,000	8,516
PICC Property & Casualty Co. Ltd., Class H	2,000	3,319
Ping An Insurance Group Co. of China Ltd., Class H	500	4,071
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	600	608
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	300	615
Shimao Property Holdings Ltd.	200	440
Sihuan Pharmaceutical Holdings Group Ltd.	898	601
Sino Biopharmaceutical Ltd.	1,200	1,106
Sino-Ocean Land Holdings Ltd.	500	283
Sinopec Engineering Group Co. Ltd., Class H	600	684
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,000	668
Sinopharm Group Co. Ltd., Class H	300	1,047
Soho China Ltd.	1,700	1,391
Sun Art Retail Group Ltd.	1,465	1,749
Tencent Holdings Ltd.	1,330	21,709
Tingyi Cayman Islands Holding Corp.	72	202
Tsingtao Brewery Co. Ltd., Class H	44	334
Uni-President China Holdings Ltd.	1,000	903
Want Want China Holdings Ltd.	3,000	3,720
Zhejiang Expressway Co. Ltd., Class H	2,000	1,990
Zhongsheng Group Holdings Ltd.	300	333
Zhuzhou CSR Times Electric Co. Ltd., Class H	200	693
Zijin Mining Group Co. Ltd., Class H	4,296	1,120
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	500	312
ZTE Corp., Class H	300	676

		184,066

Colombia - 0.0% (b)
Almacenes Exito SA	48	816
Cementos Argos SA	3	18
Corp. Financiera Colombiana SA	2	43
Grupo Argos SA/Colombia	21	260
Grupo de Inversiones Suramericana SA	74	1,699
Interconexion Electrica SA ESP	2	10

		2,846

Czech Republic - 0.1%
CEZ AS	40	1,161
Komercni Banka AS	10	2,321
O2 Czech Republic AS	26	365

		3,847

Denmark - 1.1%
A.P. Moeller - Maersk A/S, Class A	1	2,408
A.P. Moeller - Maersk A/S, Class B	2	5,010
Carlsberg A/S, Class B	27	2,462
Coloplast A/S, Class B	30	2,490
Danske Bank A/S	230	6,467
DSV A/S	50	1,534
Novo Nordisk A/S, Class B	532	24,306
Novozymes A/S, Class B	56	2,600
Pandora A/S	26	1,944
TDC A/S	219	1,880
Tryg A/S	7	695
Vestas Wind Systems A/S*	100	4,209
William Demant Holding A/S*	7	541

		56,546

Egypt - 0.1%
Commercial International Bank Egypt SAE	547	3,535
Global Telecom Holding*	475	359
Talaat Moustafa Group	1,505	2,198

		6,092

Finland - 0.6%
Elisa OYJ	41	1,116
Fortum OYJ	133	3,338
Kone OYJ, Class B	86	3,639
Metso OYJ	37	1,451
Neste Oil OYJ	39	764
Nokia OYJ	1,057	8,882
Nokian Renkaat OYJ	33	1,051
Orion OYJ, Class B	25	981
Sampo OYJ, Class A	124	6,099
Stora Enso OYJ, Class R	164	1,428
UPM-Kymmene OYJ	150	2,253
Wartsila OYJ Abp	51	2,564

		33,566

France - 6.7%
Accor SA	43	2,089
Aeroports de Paris	11	1,462
Air Liquide SA	93	11,883
Airbus Group NV	160	9,840
Alcatel-Lucent*	812	2,808
Alstom SA*	68	2,407
Arkema SA	18	1,351
AtoS	19	1,449
AXA SA	531	13,152
BNP Paribas SA	281	18,971
Bollore SA	1	631
Bouygues SA	53	1,945
Bureau Veritas SA	66	1,568
Cap Gemini SA	39	2,773
Carrefour SA	156	5,408
Casino Guichard-Perrachon SA	12	1,432
Christian Dior SA	15	2,668
Cie de St-Gobain	115	5,837
Cie Generale des Etablissements Michelin	53	5,860
CNP Assurances	58	1,144
Credit Agricole SA	271	4,018
Danone SA	148	10,334
Dassault Systemes SA	32	2,119
Edenred	60	1,779
Electricite de France	76	2,471
Essilor International SA	57	6,046
Eurazeo SA	10	760
Eutelsat Communications SA	44	1,468
Fonciere des Regions REIT	6	607
GDF Suez	369	9,088
Gecina SA REIT	9	1,271
Groupe Eurotunnel SA	163	2,097
ICADE REIT	7	651
Iliad SA	7	1,538
Imerys SA	11	879
JCDecaux SA	24	847
Kering	21	4,449
Klepierre REIT	34	1,619
Lafarge SA	53	4,060
Lagardere SCA	36	991
Legrand SA	72	3,980
L’Oreal SA	66	10,927
LVMH Moet Hennessy Louis Vuitton SA	70	12,146
Natixis	262	1,842
Orange SA	505	7,644
Pernod Ricard SA	56	6,603
Peugeot SA*	83	1,166
Publicis Groupe SA	53	3,949
Remy Cointreau SA	7	556
Renault SA	54	4,227
Rexel SA	63	1,254
Safran SA	74	4,850
Sanofi	320	35,109
Schneider Electric SE	150	12,677
SCOR SE	46	1,408
Societe BIC SA	9	1,223
Societe Generale SA	197	9,980
Sodexo	23	2,266
Suez Environnement Co.	85	1,567
Technip SA	29	2,686
Thales SA	24	1,340
Total SA	587	38,711
Unibail-Rodamco SE REIT	26	6,983
Valeo SA	22	2,659
Vallourec SA	32	1,429
Veolia Environnement	105	1,928
Vinci SA	133	8,694
Vivendi SA*	332	8,635
Wendel SA	11	1,328
Zodiac Aerospace	45	1,468

		351,005

Germany - 5.6%
adidas AG	56	4,197
Allianz SE	125	21,319
Axel Springer SE	13	770
BASF SE	250	25,717
Bayer AG	220	29,500
Bayerische Motoren Werke AG	90	10,478
Beiersdorf AG	27	2,377
Brenntag AG	39	2,064
Celesio AG	23	781
Commerzbank AG*	252	3,814
Continental AG	30	6,406
Daimler AG	261	21,345
Deutsche Bank AG (c)	355	12,147
Deutsche Boerse AG	53	3,768
Deutsche Lufthansa AG	68	1,177
Deutsche Post AG	256	8,371
Deutsche Telekom AG	783	11,708
Deutsche Wohnen AG	70	1,579
E.ON SE	492	8,941
Fraport AG Frankfurt Airport Services Worldwide	12	814
Fresenius Medical Care AG & Co. KGaA	59	4,161
Fresenius SE & Co. KGaA	102	4,976
GEA Group AG	49	2,217
Hannover Rueck SE	17	1,412
HeidelbergCement AG	38	2,867
Henkel AG & Co. KGaA	35	3,329
Hochtief AG	8	632
Hugo Boss AG	9	1,261
Infineon Technologies AG	264	3,068
K+S AG	48	1,492
Kabel Deutschland Holding AG	7	988
LANXESS AG	24	1,486
Linde AG	50	9,897
MAN SE	9	1,067
Merck KGaA	32	2,785
Metro AG*	25	878
Muenchener Rueckversicherungs-Gesellschaft AG	49	9,825
OSRAM Licht AG*	25	1,045
ProSiebenSat.1 Media AG	55	2,205
RWE AG	136	5,322
SAP SE	247	19,213
Siemens AG	212	26,558
Sky Deutschland AG*	130	1,148
Telefonica Deutschland Holding AG*	74	563
ThyssenKrupp AG*	123	3,414
United Internet AG	24	1,031
Volkswagen AG	9	2,016

		292,129

Greece - 0.1%
Alpha Bank AE*	210	184
Eurobank Ergasias SA*	2,118	899
FF Group*	15	621
Hellenic Telecommunications Organization SA*	62	886
JUMBO SA*	43	633
National Bank of Greece SA*	334	1,145
OPAP SA	53	842
Piraeus Bank SA*	519	1,023
Public Power Corp. SA*	43	624
Titan Cement Co. SA	12	320

		7,177

Hong Kong - 3.0%
AIA Group Ltd.	3,000	16,374
ASM Pacific Technology Ltd.	100	1,041
Bank of East Asia Ltd. (The)	300	1,277
Beijing Enterprises Holdings Ltd.	300	2,586
Beijing Enterprises Water Group Ltd.	1,497	1,020
BOC Hong Kong (Holdings) Ltd.	900	3,025
Brilliance China Automotive Holdings Ltd.	2,000	3,706
Cheung Kong (Holdings) Ltd.	750	13,674
China Everbright International Ltd.	1,000	1,370
China Mobile Ltd.	1,788	22,240
China Overseas Land & Investment Ltd.	2,000	5,626
China Resources Gas Group Ltd.	14	41
China Taiping Insurance Holdings Co. Ltd.*	300	730
China Unicom (Hong Kong) Ltd.	2,000	3,566
CLP Holdings Ltd.	500	4,232
Far East Horizon Ltd.	1,000	806
Franshion Properties China Ltd.	2,000	542
Galaxy Entertainment Group Ltd.	654	4,928
GCL-Poly Energy Holdings Ltd.*	2,000	720
Geely Automobile Holdings Ltd.	686	263
Hanergy Solar Group Ltd.*	2,000	328
Hang Lung Properties Ltd.	1,000	3,303
Hang Seng Bank Ltd.	200	3,378
Hong Kong and China Gas Co. Ltd.	2,200	4,990
Hong Kong Exchanges & Clearing Ltd.	300	6,894
Hutchison Whampoa Ltd.	734	9,547
Kerry Properties Ltd.	200	743
Kingboard Chemical Holdings Ltd.	100	208
Kunlun Energy Co. Ltd.	2,000	3,303
Li & Fung Ltd.	2,000	2,483

Link REIT (The)	600	3,561
MGM China Holdings Ltd.	300	993
MTR Corp. Ltd.	200	794
New World China Land Ltd.	302	185
Noble Group Ltd.	1,000	1,089
PCCW Ltd.	1,000	636
Power Assets Holdings Ltd.	400	3,644
Sino Land Co. Ltd.	2,000	3,535
SJM Holdings Ltd.	1,000	2,516
Sun Hung Kai Properties Ltd.	927	14,066
Swire Pacific Ltd., Class A	200	2,691
Swire Properties Ltd.	200	671
Yingde Gases Group Co. Ltd.	1,000	1,070
Yue Yuen Industrial (Holdings) Ltd.	100	310

		158,705

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC	21	1,034
OTP Bank PLC	71	1,227
Richter Gedeon Nyrt	135	2,171

		4,432

India - 1.1%
Dr. Reddy’s Laboratories Ltd., ADR	100	4,901
HDFC Bank Ltd., ADR	100	4,969
ICICI Bank Ltd., ADR	200	10,700
Infosys Ltd., ADR	100	5,950
Larsen & Toubro Ltd., GDR	300	7,542
Reliance Industries Ltd., GDR, 144A	300	9,984
Tata Motors Ltd., ADR	200	9,638
Wipro Ltd., ADR	300	3,588

		57,272

Indonesia - 0.6%
PT Adaro Energy Tbk	6,400	719
PT Astra Agro Lestari Tbk	400	872
PT Astra International Tbk	5,000	3,238
PT Bank Central Asia Tbk	3,600	3,447
PT Bank Danamon Indonesia Tbk	1,200	385
PT Bank Mandiri Persero Tbk	1,900	1,685
PT Bank Negara Indonesia Persero Tbk	1,800	823
PT Bank Rakyat Indonesia Persero Tbk	2,900	2,740
PT Bumi Serpong Damai Tbk	1,500	206
PT Charoen Pokphand Indonesia Tbk	1,700	559
PT Global Mediacom Tbk	2,500	414
PT Gudang Garam Tbk	200	923
PT Indo Tambangraya Megah Tbk	100	241
PT Indocement Tunggal Prakarsa Tbk	500	1,037
PT Indofood CBP Sukses Makmur Tbk	500	449
PT Indofood Sukses Makmur Tbk	1,000	588
PT Jasa Marga Persero Tbk	1,000	530
PT Kalbe Farma Tbk	6,400	908
PT Lippo Karawaci Tbk	9,000	823
PT Matahari Department Store Tbk	818	1,138
PT Media Nusantara Citra Tbk	1,700	408
PT Perusahaan Gas Negara Persero Tbk	3,000	1,487
PT Semen Indonesia Persero Tbk	1,000	1,387
PT Surya Citra Media Tbk	2,100	738
PT Tambang Batubara Bukit Asam Persero Tbk	903	1,031
PT Telekomunikasi Indonesia Persero Tbk	13,600	3,098
PT Tower Bersama Infrastructure Tbk	1,100	741
PT Unilever Indonesia Tbk	800	2,122
PT United Tractors Tbk	400	757
PT XL Axiata Tbk	1,700	865

		34,359

Ireland - 0.5%
Bank of Ireland*	6,374	2,538
CRH PLC	182	4,204
Experian PLC	282	4,906
James Hardie Industries PLC CDI	121	1,448
Kerry Group PLC, Class A	36	2,708
Shire PLC	147	12,014

		27,818

Israel - 0.4%
Bank Hapoalim BM	326	1,847
Bank Leumi Le-Israel BM*	335	1,307
Bezeq The Israeli Telecommunication Corp. Ltd.	620	1,172
Delek Group Ltd.	1	364
Israel Chemicals Ltd.	141	1,089
Israel Corp. Ltd. (The)*	1	563
Mizrahi Tefahot Bank Ltd.*	63	773
NICE Systems Ltd.	19	734
Teva Pharmaceutical Industries Ltd.	221	11,512

		19,361

Italy - 1.6%
Assicurazioni Generali SpA	320	6,542
Atlantia SpA	109	2,767
Banca Monte dei Paschi di Siena SpA*	1,378	2,061
Banco Popolare SC*	83	1,295

Enel Green Power SpA	555	1,531
Enel SpA	1,805	9,548
Eni SpA	692	17,258
EXOR SpA	27	1,074
Fiat SpA*	285	2,786
Finmeccanica SpA*	127	1,188
Intesa Sanpaolo SpA	3,145	9,356
Intesa Sanpaolo SpA-RSP	216	563
Luxottica Group SpA	43	2,297
Mediobanca SpA*	168	1,468
Pirelli & C. SpA	66	1,009
Prysmian SpA	54	1,097
Saipem SpA*	89	2,112
Snam SpA	577	3,356
Telecom Italia SpA*	2,737	3,149
Telecom Italia SpA-RSP	1,715	1,577
Terna Rete Elettrica Nazionale SpA	462	2,380
UniCredit SpA	1,237	9,573
Unione di Banche Italiane SCpA	231	1,804
UnipolSai SpA	288	904

		86,695

Japan - 14.1%
Acom Co. Ltd.*	200	692
Aeon Co. Ltd.	300	3,241
AISIN SEIKI Co. Ltd.	100	3,696
Asahi Group Holdings Ltd.	200	6,307
Astellas Pharma, Inc.	600	8,639
Bandai Namco Holdings, Inc.	100	2,793
Bridgestone Corp.	200	6,860
Brother Industries Ltd.	100	1,939
Canon, Inc.	300	9,801
Casio Computer Co. Ltd.	100	1,742
Central Japan Railway Co.	100	14,013
Chubu Electric Power Co., Inc.*	200	2,310
Chugai Pharmaceutical Co. Ltd.	100	3,167
Chugoku Electric Power Co., (The), Inc.	100	1,319
Citizen Holdings Co. Ltd.	200	1,421
Credit Saison Co. Ltd.	100	1,987
Daihatsu Motor Co. Ltd.	100	1,716
Dai-ichi Life Insurance Co. Ltd. (The)	300	4,298
Daiichi Sankyo Co. Ltd.	200	3,533
Daikin Industries Ltd.	100	6,891
Daiwa Securities Group, Inc.	1,000	8,132
DENSO Corp.	100	4,338
Dentsu, Inc.	100	4,061
East Japan Railway Co.	100	7,769
Eisai Co. Ltd.	100	4,177
FANUC Corp.	100	16,724
Fuji Heavy Industries Ltd.	200	5,681
FUJIFILM Holdings Corp.	100	3,014
Fujitsu Ltd.	1,000	6,860
GungHo Online Entertainment, Inc.	100	534
Hino Motors Ltd.	100	1,418
Hitachi Ltd.	1,100	8,315
Hokuhoku Financial Group, Inc.	1,400	2,785
Hokuriku Electric Power Co.	100	1,295
Honda Motor Co. Ltd.	500	16,882
Hoya Corp.	100	3,232
Hulic Co. Ltd.	200	2,268
INPEX Corp.	300	4,296
Isetan Mitsukoshi Holdings Ltd.	200	2,403
ITOCHU Corp.	400	5,084
Iyo Bank Ltd. (The)	500	5,070
Japan Exchange Group, Inc.	100	2,372
Japan Retail Fund Investment Corp. REIT	1	2,097
Japan Tobacco, Inc.	300	10,276
JFE Holdings, Inc.	200	4,044
JSR Corp.	100	1,738
JTEKT Corp.	100	1,590
JX Holdings, Inc.	700	3,598
Kakaku.com, Inc.	100	1,568
Kansai Electric Power Co., (The), Inc.*	200	1,829
Kao Corp.	200	8,621
Kawasaki Heavy Industries Ltd.	1,000	3,720
KDDI Corp.	200	11,532
Kintetsu Corp.	1,000	3,508
Kobe Steel Ltd.	1,000	1,624
Komatsu Ltd.	300	6,790
Konica Minolta, Inc.	200	2,197
Kuraray Co. Ltd.	200	2,487
Kyocera Corp.	100	4,675
Kyushu Electric Power Co., Inc.*	200	2,030
LIXIL Group Corp.	100	2,212
Marubeni Corp.	1,000	7,218
Marui Group Co. Ltd.	200	1,680
Mazda Motor Corp.	200	4,717
Medipal Holdings Corp.	100	1,294
MEIJI Holdings Co. Ltd.	100	8,237
Mitsubishi Chemical Holdings Corp.	500	2,494
Mitsubishi Corp.	400	8,271
Mitsubishi Electric Corp.	1,000	12,514

Mitsubishi Heavy Industries Ltd.	1,000	6,154
Mitsubishi Motors Corp.	100	1,137
Mitsubishi Tanabe Pharma Corp.	100	1,530
Mitsubishi UFJ Financial Group, Inc.	3,500	20,123
Mitsubishi UFJ Lease & Finance Co. Ltd.	500	2,667
Mitsui & Co. Ltd.	500	8,150
Mizuho Financial Group, Inc.	6,400	12,173
MS&AD Insurance Group Holdings, Inc.	100	2,255
Murata Manufacturing Co. Ltd.	100	9,548
NEC Corp.	1,000	3,556
Nidec Corp.	100	6,375
Nikon Corp.	100	1,452
Nippon Building Fund, Inc. REIT	1	5,565
Nippon Steel & Sumitomo Metal Corp.	2,000	5,659
Nippon Telegraph & Telephone Corp.	100	6,709
Nippon Yusen KK	1,000	2,941
Nissan Motor Co. Ltd.	700	6,721
Nisshin Seifun Group, Inc.	500	5,762
Nitto Denko Corp.	100	5,238
NKSJ Holdings, Inc.	100	2,415
Nomura Holdings, Inc.	900	5,773
Nomura Research Institute Ltd.	100	3,157
NTT DOCOMO, Inc.	400	6,914
NTT Urban Development Corp.	500	5,728
Olympus Corp.*	100	3,571
Omron Corp.	100	4,330
ORIX Corp.	400	6,036
Osaka Gas Co. Ltd.	1,000	4,114
Otsuka Holdings Co. Ltd.	100	3,635
Panasonic Corp.	600	7,330
Park24 Co. Ltd.	100	1,740
Rakuten, Inc.	300	3,881
Resona Holdings, Inc.	500	2,711
Ricoh Co. Ltd.	200	2,164
SBI Holdings, Inc.	100	1,184
Secom Co. Ltd.	100	6,112
Sega Sammy Holdings, Inc.	100	1,906
Sekisui House Ltd.	100	1,257
Seven & I Holdings Co. Ltd.	200	8,021
Seven Bank Ltd.	500	2,028
Shikoku Electric Power Co., Inc.*	100	1,227
Shin-Etsu Chemical Co. Ltd.	100	6,205
Shinsei Bank Ltd.	1,000	2,105
Shionogi & Co. Ltd.	100	2,355
Shiseido Co. Ltd.	200	3,691
Showa Shell Sekiyu KK	100	1,073
SoftBank Corp.	300	21,643
Sony Corp.	300	5,738
Sumitomo Chemical Co. Ltd.	1,000	3,585
Sumitomo Corp.	300	3,872
Sumitomo Dainippon Pharma Co. Ltd.	100	1,358
Sumitomo Electric Industries Ltd.	200	2,928
Sumitomo Mitsui Financial Group, Inc.	400	16,149
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,103
Sumitomo Rubber Industries Ltd.	100	1,428
Suzuki Motor Corp.	100	3,250
T&D Holdings, Inc.	200	2,481
Takeda Pharmaceutical Co. Ltd.	200	9,131
TDK Corp.	100	4,979
Terumo Corp.	200	5,032
Tohoku Electric Power Co., Inc.	100	1,104
Tokio Marine Holdings, Inc.	200	6,096
Tokyo Electric Power Co., Inc.*	600	2,168
Tokyo Electron Ltd.	100	6,854
Tokyo Gas Co. Ltd.	1,000	5,679
Tokyu Fudosan Holdings Corp.	500	3,835
Toray Industries, Inc.	1,000	6,823
Toshiba Corp.	1,000	4,408
Toyo Seikan Group Holdings Ltd.	100	1,367
Toyota Industries Corp.	100	4,801
Toyota Motor Corp.	800	45,580
Toyota Tsusho Corp.	100	2,638
Trend Micro, Inc.	100	3,220
United Urban Investment Corp. REIT	2	3,226
USS Co. Ltd.	100	1,648
West Japan Railway Co.	100	4,729
Yahoo Japan Corp.	400	1,611
Yamada Denki Co. Ltd.	400	1,284
Yamaha Corp.	100	1,434
Yamaha Motor Co. Ltd.	100	1,850
Yamato Holdings Co. Ltd.	100	2,066
Yokogawa Electric Corp.	100	1,156

		739,268

Luxembourg - 0.3%
Altice SA*	18	1,149
ArcelorMittal	271	3,944
Millicom International Cellular SA SDR	16	1,434
RTL Group SA	12	1,164
SES SA FDR	87	3,219
Tenaris SA	130	2,868

		13,778

Macau - 0.1%
Sands China Ltd.	700	4,561
Wynn Macau Ltd.	400	1,533

		6,094

Malaysia - 1.1%
Alliance Financial Group Bhd	800	1,234
AMMB Holdings Bhd	700	1,484
Astro Malaysia Holdings Bhd	1,000	1,041
Axiata Group Bhd	100	220
Berjaya Sports Toto Bhd	1,318	1,572
British American Tobacco Malaysia Bhd	100	2,284
Bumi Armada Bhd	100	94
CIMB Group Holdings Bhd	700	1,639
Dialog Group Bhd	1,410	774
DiGi.Com Bhd	1,400	2,545
Felda Global Ventures Holdings Bhd	1,100	1,333
Genting Malaysia Bhd	1,300	1,860
Genting Plantations Bhd	200	638
Hong Leong Bank Bhd	500	2,284
Hong Leong Financial Group Bhd	400	2,162
IHH Healthcare Bhd	1,000	1,548
IJM Corp. Bhd	300	618
IOI Corp. Bhd	900	1,365
Kuala Lumpur Kepong Bhd	200	1,398
Lafarge Malaysia Bhd	400	1,294
Malayan Banking Bhd	1,800	5,768
Malaysia Airports Holdings Bhd	300	733
Maxis Bhd	1,000	2,078
MISC Bhd	500	1,091
MMC Corp. Bhd	200	157
Petronas Chemicals Group Bhd	700	1,399
Petronas Dagangan Bhd	200	1,275
Petronas Gas Bhd	300	2,170
PPB Group Bhd	100	469
Public Bank Bhd	600	3,670
RHB Capital Bhd	100	291
SapuraKencana Petroleum Bhd	900	1,205
Sime Darby Bhd	600	1,801
Telekom Malaysia Bhd	600	1,211
Tenaga Nasional Bhd	500	1,964
UEM Sunrise Bhd	100	61
UMW Holdings Bhd	400	1,569
YTL Corp. Bhd	1,300	668
YTL Power International Bhd*	1,365	645

		55,612

Mexico - 1.3%
Alfa SAB de CV, Class A	800	2,574
America Movil SAB de CV, Series L	10,100	12,350
Arca Continental SAB de CV	100	735
Cemex SAB de CV*	3,028	4,022
Coca-Cola Femsa SAB de CV, Series L	100	1,090
Compartamos SAB de CV	300	641
Controladora Comercial Mexicana SAB de CV	100	385
El Puerto de Liverpool SAB de CV, Series C1	100	1,140
Fibra Uno Administracion SA de CV REIT	600	2,154
Fomento Economico Mexicano SAB de CV	600	5,824
Fresnillo PLC	54	862
Genomma Lab Internacional SAB de CV, Class B*	200	533
Grupo Aeroportuario del Pacifico SAB de CV, Class B	200	1,388
Grupo Aeroportuario del Sureste SAB de CV, Class B	100	1,282
Grupo Bimbo SAB de CV	400	1,259
Grupo Carso SAB de CV, Series A1	200	1,222
Grupo Comercial Chedraui SA de CV	100	347
Grupo Financiero Banorte SAB de CV, Class O	700	4,927
Grupo Financiero Inbursa SAB de CV, Class O	900	2,734
Grupo Financiero Santander Mexico SAB de CV, Class B	500	1,497
Grupo Mexico SAB de CV, Series B	1,100	3,996
Grupo Televisa SAB, Series CPO	800	5,952
Industrias Penoles SAB de CV	91	2,309
Kimberly-Clark de Mexico SAB de CV, Class A	400	1,067
Mexichem SAB de CV	300	1,294
Minera Frisco SAB de CV, Class A1*	200	402
OHL Mexico SAB de CV*	300	881
Wal-Mart de Mexico SAB de CV, Series V	1,500	4,084

		66,951

Netherlands - 3.2%
Aegon NV	738	5,834
Akzo Nobel NV	63	4,453
ASML Holding NV	102	9,758
Corio NV REIT	11	591
Delta Lloyd NV	48	1,156
Fugro NV	23	834
Gemalto NV	26	2,545
Heineken Holding NV	21	1,449
Heineken NV	57	4,336
ING Groep NV*	1,033	14,204
Koninklijke Ahold NV	213	3,638
Koninklijke Boskalis Westminster NV	18	1,036

Koninklijke DSM NV	40	2,671
Koninklijke KPN NV*	881	2,923
Koninklijke Philips NV	254	7,740
Koninklijke Vopak NV	19	974
OCI NV*	29	969
QIAGEN NV*	58	1,404
Randstad Holding NV	33	1,602
Reed Elsevier NV	197	4,491
Royal Dutch Shell PLC, Class A	1,041	42,134
Royal Dutch Shell PLC, Class B	686	28,990
TNT Express NV	137	1,024
Unilever NV	424	17,624
Wolters Kluwer NV	87	2,410
Ziggo NV	40	1,903

		166,693

New Zealand - 0.1%
Auckland International Airport Ltd.	515	1,581
Contact Energy Ltd.	363	1,685
Fletcher Building Ltd.	202	1,554
Ryman Healthcare Ltd.	222	1,497
Spark New Zealand Ltd.	401	984

		7,301

Norway - 0.5%
Aker Solutions ASA	49	742
DNB ASA	299	5,577
Gjensidige Forsikring ASA	53	1,102
Norsk Hydro ASA	380	2,232
Orkla ASA	225	2,033
Statoil ASA	302	8,478
Telenor ASA	204	4,677
Yara International ASA	52	2,609

		27,450

Peru - 0.0% (b)
Cia de Minas Buenaventura SA, Class B, ADR	96	1,398

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	1,010	1,268
Aboitiz Power Corp.	1,000	860
Alliance Global Group, Inc.	500	282
Ayala Corp.	80	1,285
Ayala Land, Inc.	2,000	1,514
Bank of the Philippine Islands	490	1,068
BDO Unibank, Inc.	520	1,079
DMCI Holdings Inc.	100	183
Energy Development Corp.	900	150
International Container Terminal Services, Inc.	390	1,010
JG Summit Holdings, Inc.	200	236
Jollibee Foods Corp.	290	1,197
Megaworld Corp.	2,000	200
Metro Pacific Investments Corp.	2,000	236
Metropolitan Bank & Trust Company	320	631
SM Investments Corp.	50	885
SM Prime Holdings, Inc.	3,000	1,113
Universal Robina Corp.	380	1,416

		14,613

Poland - 0.5%
Alior Bank SA*	80	1,904
Bank Handlowy w Warszawie SA	16	572
Bank Millennium SA	78	196
Bank Pekao SA	34	1,912
Bank Zachodni WBK SA	15	1,735
Cyfrowy Polsat SA	586	4,682
Enea SA	79	370
Grupa Azoty SA	47	1,097
KGHM Polska Miedz SA	31	1,276
mBank	5	724
Orange Polska SA	190	637
PGE SA	390	2,656
Polski Koncern Naftowy Orlen SA	51	628
Polskie Gornictwo Naftowe i Gazownictwo SA	650	990
Powszechna Kasa Oszczednosci Bank Polski SA	237	2,830
Powszechny Zaklad Ubezpieczen SA	22	3,221
Synthos SA	290	416
Tauron Polska Energia SA	168	262

		26,108

Portugal - 0.1%
Banco Comercial Portugues SA, Class R*	8,502	1,156
Banco Espirito Santo SA*#	587	93
EDP - Energias de Portugal SA	662	3,204
Galp Energia SGPS SA	131	2,324
Jeronimo Martins SGPS SA	82	1,111

		7,888

Qatar - 0.0% (b)
Masraf Al Rayan	100	1,428
Qatar Electricity & Water Co.	5	235
Vodafone Qatar	100	531

		2,194

Russia - 0.9%
Gazprom OAO, ADR	400	2,860
Lukoil OAO, ADR	100	5,575
Magnit OJSC, GDR	137	7,973
MegaFon OAO, GDR	128	3,622
MMC Norilsk Nickel OJSC, ADR	200	3,914
Mobile TeleSystems OJSC, ADR	300	5,535
NovaTek OAO, GDR	46	4,628
Rosneft Oil Co. OJSC, GDR	600	3,664
Severstal OAO, GDR	200	1,930
Sistema JSFC, GDR	119	2,707
Surgutneftegas OJSC, ADR	400	2,768
VTB Bank OJSC, GDR	1,200	2,496

		47,672

Singapore - 1.1%
Ascendas Real Estate Investment Trust REIT	1,000	1,881
CapitaCommercial Trust REIT	1,000	1,361
CapitaLand Ltd.	1,000	2,658
CapitaMall Trust REIT	1,000	1,601
ComfortDelGro Corp. Ltd.	1,000	2,010
DBS Group Holdings Ltd.	1,000	14,347
Genting Singapore PLC	2,000	1,953
Global Logistic Properties Ltd.	1,000	2,282
Golden Agri-Resources Ltd.	2,000	817
Hutchison Port Holdings Trust, Class U	1,000	720
Keppel Corp. Ltd.	1,000	8,726
Oversea-Chinese Banking Corp. Ltd.	1,000	8,006
Singapore Technologies Engineering Ltd.	1,000	2,930
Singapore Telecommunications Ltd.	2,000	6,229
Wilmar International Ltd.	1,000	2,530

		58,051

South Africa - 0.7%
AngloGold Ashanti Ltd., ADR*	200	3,436
Gold Fields Ltd., ADR	900	4,356
Harmony Gold Mining Co. Ltd., ADR*	700	2,128
Impala Platinum Holdings Ltd., ADR	300	2,700
MTN Group Ltd., ADR	500	11,390
Sasol Ltd., ADR	200	11,716

		35,726

South Korea - 3.4%
Amorepacific Corp.	1	2,081
AMOREPACIFIC Group	1	1,043
BS Financial Group, Inc.	70	1,160
Celltrion, Inc.*	26	1,068
Cheil Worldwide, Inc.*	40	905
CJ CheilJedang Corp.	2	746
CJ Corp.	4	706
Coway Co. Ltd.	24	2,014
Daelim Industrial Co. Ltd.	7	603
Daewoo International Corp.	10	367
Daewoo Securities Co. Ltd.*	10	116
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	30	735
DGB Financial Group, Inc.	60	1,047
Dongbu Insurance Co. Ltd.	30	1,811
Doosan Corp.	1	119
Doosan Infracore Co. Ltd.*	10	117
E-Mart Co. Ltd.	8	1,925
GS Holdings	8	340
Halla Visteon Climate Control Corp.	30	1,595
Hana Financial Group, Inc.	80	3,357
Hankook Tire Co. Ltd.	28	1,453
Hanwha Chemical Corp.	30	485
Hanwha Corp.	10	298
Hanwha Life Insurance Co. Ltd.	160	1,098
Hite Jinro Co. Ltd.	26	592
Hyosung Corp.	16	1,237
Hyundai Department Store Co. Ltd.	6	938
Hyundai Development Co.-Engineering & Construction	10	406
Hyundai Engineering & Construction Co. Ltd.	14	882
Hyundai Glovis Co. Ltd.	6	1,790
Hyundai Heavy Industries Co. Ltd.	8	1,136
Hyundai Marine & Fire Insurance Co. Ltd.	50	1,536
Hyundai Merchant Marine Co. Ltd.*	25	303
Hyundai Mipo Dockyard Co. Ltd.	2	254
Hyundai Mobis Co. Ltd.	20	5,799
Hyundai Motor Co.	40	9,192
Hyundai Steel Co.	20	1,493
Hyundai Wia Corp.	7	1,540
Industrial Bank of Korea	20	347
Kangwon Land, Inc.	40	1,422
KB Financial Group, Inc.	90	3,688
KCC Corp.	3	2,021
Kia Motors Corp.	68	4,104
Korea Aerospace Industries Ltd.	30	1,064
Korea Electric Power Corp.	40	1,665
Korea Gas Corp.*	5	278

Korea Investment Holdings Co. Ltd.	20	1,004
Korea Zinc Co. Ltd.	4	1,659
KT Corp.	10	345
KT&G Corp.	42	3,931
Kumho Petro Chemical Co. Ltd.	5	401
LG Chem Ltd.	14	3,721
LG Corp.	15	1,049
LG Display Co. Ltd.*	50	1,728
LG Electronics, Inc.	25	1,864
LG Household & Health Care Ltd.	4	2,024
LG Innotek Co. Ltd.*	3	398
LG Uplus Corp.	117	1,263
Lotte Chemical Corp.	5	806
Lotte Shopping Co. Ltd.	4	1,310
LS Corp.	3	207
LS Industrial Systems Co. Ltd.	7	432
Mirae Asset Securities Co. Ltd.	10	478
NAVER Corp.	6	4,545
NCSoft Corp.	6	858
OCI Co. Ltd.*	7	1,004
Orion Corp.	2	1,722
POSCO	27	8,894
S-1 Corp.	10	730
Samsung C&T Corp.	23	1,692
Samsung Card Co. Ltd.	30	1,442
Samsung Electro-Mechanics Co. Ltd.	16	866
Samsung Electronics Co. Ltd.	28	34,077
Samsung Engineering Co. Ltd.*	6	378
Samsung Fire & Marine Insurance Co. Ltd.	16	4,379
Samsung Heavy Industries Co. Ltd.	30	806
Samsung Life Insurance Co. Ltd.	31	3,256
Samsung SDI Co. Ltd.	22	3,287
Samsung Securities Co. Ltd.	20	977
Samsung Techwin Co. Ltd.	11	463
Shinhan Financial Group Co. Ltd.	130	6,731
Shinsegae Co. Ltd.	4	919
SK C&C Co. Ltd.	8	1,677
SK Holdings Co. Ltd.	4	633
SK Hynix, Inc.*	140	6,269
SK Innovation Co. Ltd.	4	371
SK Telecom Co. Ltd.	6	1,615
S-Oil Corp.	7	323
Woori Finance Holdings Co. Ltd.*	33	448
Yuhan Corp.	3	512

		178,370

Spain - 2.5%
Abertis Infraestructuras SA	118	2,482
ACS Actividades de Construccion y Servicios SA	40	1,685
Amadeus IT Holding SA, Class A	99	3,681
Banco Bilbao Vizcaya Argentaria SA	1,715	20,754
Banco de Sabadell SA	928	2,922
Banco Popular Espanol SA	489	3,053
Banco Santander SA	3,281	32,721
Bankia SA*	1,099	2,126
CaixaBank SA	471	2,833
Distribuidora Internacional de Alimentacion SA	130	1,095
Enagas SA	85	2,833
Ferrovial SA	109	2,219
Gas Natural SDG SA	103	3,158
Grifols SA	39	1,816
Iberdrola SA	1,502	11,022
Inditex SA	300	8,692
Mapfre SA	305	1,143
Red Electrica Corp. SA	36	3,032
Repsol SA	252	6,255
Telefonica SA	1,116	17,699
Zardoya Otis SA	42	609

		131,830

Sweden - 1.9%
Alfa Laval AB	68	1,553
Assa Abloy AB, Class B	76	3,840
Atlas Copco AB, Class A	168	4,892
Atlas Copco AB, Class B	94	2,506
Boliden AB	74	1,172
Electrolux AB, Series B	66	1,674
Elekta AB, Class B	67	764
Getinge AB, Class B	44	1,150
Hennes & Mauritz AB, Class B	242	10,294
Hexagon AB, Class B	92	3,009
Husqvarna AB, Class B	88	666
Industrivarden AB, Class C	37	667
Investment AB Kinnevik, Class B	49	1,988
Investor AB, Class B	110	4,076
Lundin Petroleum AB*	65	1,211
Nordea Bank AB	792	10,323
Sandvik AB	280	3,491
Securitas AB, Class B	56	612
Skandinaviska Enskilda Banken AB, Class A	378	4,935
Skanska AB, Class B	82	1,696
SKF AB, Class B	98	2,260

Svenska Cellulosa AB SCA, Class B	147	3,533
Svenska Handelsbanken AB, Class A	115	5,390
Swedbank AB, Class A	273	6,953
Swedish Match AB	40	1,336
Tele2 AB, Class B	65	809
Telefonaktiebolaget LM Ericsson, Class B	839	10,462
TeliaSonera AB	553	4,035
Volvo AB, Class B	412	4,919

		100,216

Switzerland - 6.9%
ABB Ltd.*	599	13,591
Actelion Ltd.*	27	3,314
Adecco SA*	42	3,180
Aryzta AG*	21	1,918
Baloise Holding AG	16	2,086
Barry Callebaut AG*	1	1,225
Cie Financiere Richemont SA	143	13,637
Coca-Cola HBC AG CDI*	63	1,479
Credit Suisse Group AG*	411	11,586
EMS-Chemie Holding AG	3	1,304
Geberit AG	11	3,732
Givaudan SA*	3	4,980
Glencore PLC*	2,881	17,333
Holcim Ltd.*	61	4,850
Julius Baer Group Ltd.*	62	2,818
Kuehne + Nagel International AG	18	2,425
Lonza Group AG*	14	1,603
Nestle SA	878	68,142
Novartis AG	643	57,678
Pargesa Holding SA	9	773
Partners Group Holding AG	6	1,583
Roche Holding AG	190	55,403
Schindler Holding AG	8	1,163
Schindler Holding AG Participation Certificates	15	2,168
SGS SA	2	4,438
Sika AG	1	3,780
Sonova Holding AG	17	2,718
STMicroelectronics NV	173	1,449
Sulzer AG	7	929
Swatch Group AG (The) - Bearer	9	4,880
Swatch Group AG (The) - Registered	12	1,229
Swiss Life Holding AG*	11	2,773
Swiss Prime Site AG*	19	1,517
Swiss Re AG*	81	6,639
Swisscom AG	7	4,064
Syngenta AG	27	9,691
Transocean Ltd.	101	3,886
UBS AG*	980	17,571
Wolseley PLC	70	3,763
Zurich Insurance Group AG*	44	13,276

		360,574

Taiwan - 2.0%
Advanced Semiconductor Engineering, Inc., ADR	1,700	10,846
AU Optronics Corp., ADR	1,400	6,916
Chunghwa Telecom Co. Ltd., ADR	200	6,244
Hon Hai Precision Industry Co. Ltd., GDR	4,480	30,061
Siliconware Precision Industries Co., ADR	1,100	8,085
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	200	4,188
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,300	27,222
United Microelectronics Corp., ADR	5,200	11,544

		105,106

Thailand - 0.5%
Bangkok Bank PCL, NVDR	500	3,209
Indorama Ventures PCL, NVDR	2,400	2,029
IRPC PCL, NVDR	10,300	1,071
Kasikornbank PCL, NVDR	500	3,522
Krung Thai Bank PCL, NVDR	4,000	2,943
PTT Exploration & Production PCL, NVDR	600	3,090
PTT PCL, NVDR	500	5,025
Siam Commercial Bank PCL, NVDR	600	3,513
Thai Oil PCL, NVDR	800	1,296

		25,698

Turkey - 0.5%
Akbank TAS	521	1,986
Anadolu Efes Biracilik Ve Malt Sanayii AS*	8	106
Arcelik AS	229	1,372
BIM Birlesik Magazalar AS	38	893
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	815	1,026
Enka Insaat ve Sanayi AS	294	736
Eregli Demir ve Celik Fabrikalari TAS	891	1,731
Ford Otomotiv Sanayi AS*	127	1,675
Haci Omer Sabanci Holding AS	257	1,189
KOC Holding AS	238	1,217
Koza Altin Isletmeleri AS	29	312
TAV Havalimanlari Holding AS	175	1,453
Tofas Turk Otomobil Fabrikasi AS	196	1,206
Tupras Turkiye Petrol Rafinerileri AS	65	1,528
Turk Hava Yollari*	211	669

Turk Telekomunikasyon AS	119	345
Turkcell Iletisim Hizmetleri AS*	249	1,457
Turkiye Garanti Bankasi AS	641	2,512
Turkiye Halk Bankasi AS	157	1,151
Turkiye Is Bankasi, Class C	451	1,164
Turkiye Sise ve Cam Fabrikalari AS	164	222
Turkiye Vakiflar Bankasi TAO, Class D	131	302
Ulker Biskuvi Sanayi AS	24	178
Yapi ve Kredi Bankasi AS	218	485

		24,915

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	400	872
Aldar Properties PJSC	900	978
Arabtec Holding Co.*	300	385
DP World Ltd.	100	1,878
Dubai Financial Market	700	648
Dubai Islamic Bank PJSC	200	425
Emaar Properties PJSC	500	1,395
First Gulf Bank PJSC	388	1,928
National Bank of Abu Dhabi PJSC	200	762

		9,271

United Kingdom - 13.2%
3i Group PLC	263	1,717
Aberdeen Asset Management PLC	268	1,933
Admiral Group PLC	57	1,263
Aggreko PLC	74	2,091
AMEC PLC	84	1,569
Anglo American PLC	592	15,037
Antofagasta PLC	106	1,382
ARM Holdings PLC	388	6,255
ASOS PLC*	17	799
Associated British Foods PLC	91	4,325
AstraZeneca PLC	336	25,475
Aviva PLC	794	6,868
Babcock International Group PLC	109	2,028
BAE Systems PLC	874	6,458
Barclays PLC	4,290	15,985
BG Group PLC	927	18,490
BHP Billiton PLC	574	18,177
BP PLC	5,108	40,844
British American Tobacco PLC	511	30,145
British Land Co. PLC REIT	227	2,753
British Sky Broadcasting Group PLC	301	4,365
BT Group PLC	2,150	13,813
Bunzl PLC	90	2,459
Burberry Group PLC	121	2,854
Capita PLC	188	3,830
Carnival PLC	47	1,752
Centrica PLC	1,472	7,805
CNH Industrial NV	253	2,197
Cobham PLC	290	1,430
Compass Group PLC	444	7,220
Croda International PLC	39	1,413
Diageo PLC	726	21,399
Direct Line Insurance Group PLC	339	1,682
Dixons Carphone PLC	146	835
easyJet PLC	49	1,086
G4S PLC	453	1,993
GKN PLC	440	2,563
GlaxoSmithKline PLC	1,317	32,238
Hammerson PLC REIT	158	1,594
Hargreaves Lansdown PLC	59	1,099
HSBC Holdings PLC	5,052	54,683
ICAP PLC	153	963
IMI PLC	73	1,643
Imperial Tobacco Group PLC	258	11,252
Inmarsat PLC	125	1,454
InterContinental Hotels Group PLC	61	2,338
International Consolidated Airlines Group SA*	310	1,856
Intertek Group PLC	48	2,232
Intu Properties PLC REIT	180	1,022
Investec PLC	159	1,448
ITV PLC	1,056	3,703
J Sainsbury PLC	279	1,345
Johnson Matthey PLC	56	2,936
Kingfisher PLC	662	3,338
Land Securities Group PLC REIT	185	3,323
Legal & General Group PLC	1,606	6,444
Lloyds Banking Group PLC*	14,079	17,827
London Stock Exchange Group PLC	49	1,662
Marks & Spencer Group PLC	455	3,247
Meggitt PLC	209	1,636
Melrose Industries PLC	280	1,268
National Grid PLC	1,047	15,626
Next PLC	45	5,300
Old Mutual PLC	1,369	4,520
Pearson PLC	232	4,279
Persimmon PLC*	82	1,802
Petrofac Ltd	75	1,406
Prudential PLC	697	16,778

Reckitt Benckiser Group PLC	176	15,340
Reed Elsevier PLC	336	5,480
Rexam PLC	194	1,633
Rio Tinto PLC	353	18,832
Rolls-Royce Holdings PLC*	508	8,611
Royal Bank of Scotland Group PLC*	571	3,439
Royal Mail PLC	160	1,186
RSA Insurance Group PLC	211	1,605
SABMiller PLC	576	31,776
Sage Group PLC (The)	290	1,895
Schroders PLC	28	1,132
Segro PLC REIT	108	664
Severn Trent PLC	78	2,519
Smith & Nephew PLC	260	4,502
Smiths Group PLC	106	2,316
Sports Direct International PLC*	19	229
SSE PLC	287	7,233
Standard Chartered PLC	647	13,029
Standard Life PLC	661	4,218
Subsea 7 SA	96	1,597
Tate & Lyle PLC	172	1,932
Tesco PLC	2,121	8,097
Travis Perkins PLC	64	1,852
TUI Travel PLC	103	637
Tullow Oil PLC	252	3,054
Unilever PLC	349	15,406
United Utilities Group PLC	205	2,985
Vodafone Group PLC	7,166	24,596
Weir Group PLC (The)	58	2,547
Whitbread PLC	45	3,279
William Hill PLC	225	1,307
WM Morrison Supermarkets PLC	536	1,579
WPP PLC	374	7,842

		694,901

United States - 0.4%
Southern Copper Corp.	100	3,281
Thomson Reuters Corp.	100	3,789
Valeant Pharmaceuticals International, Inc.*	100	11,715

		18,785

TOTAL COMMON STOCKS
(Cost $5,006,308)		5,130,936

PREFERRED STOCKS - 1.8%
Brazil - 1.1%
Banco Bradesco SA	600	10,947
Banco do Estado do Rio Grande do Sul SA, Class B	100	690
Bradespar SA	100	914
Centrais Eletricas Brasileiras SA, Class B	100	551
Cia Energetica de Minas Gerais	200	1,712
Gerdau SA	300	1,737
Itau Unibanco Holding SA	770	13,883
Itausa - Investimentos Itau SA	880	4,285
Lojas Americanas SA	125	884
Metalurgica Gerdau SA	100	709
Oi SA	427	277
Petroleo Brasileiro SA	1,200	12,517
Suzano Papel e Celulose SA, Class A	100	398
Telefonica Brasil SA	100	2,137
Usinas Siderurgicas de Minas Gerais SA, Class A*	182	657
Vale SA	597	6,926

		59,224

Chile - 0.0% (b)
Embotelladora Andina SA, Class B	80	264
Sociedad Quimica y Minera de Chile SA, Class B	30	828

		1,092

Colombia - 0.1%
Bancolombia SA	161	2,548
Grupo Aval Acciones y Valores, Class Preference	221	165
Grupo de Inversiones Suramericana SA	16	363

		3,076

Germany - 0.4%
Bayerische Motoren Werke AG	14	1,339
Fuchs Petrolub SE	20	822
Henkel AG & Co. KGaA	48	5,033
Porsche Automobil Holding SE	42	3,822
Volkswagen AG	40	8,979

		19,995

South Korea - 0.2%
Hyundai Motor Co.	14	2,071
Hyundai Motor Co. - 2nd Preferred	15	2,323
LG Chem Ltd.	7	1,218
Samsung Electronics Co. Ltd.	6	6,036

		11,648

TOTAL PREFERRED STOCKS
(Cost $81,149)		95,035

RIGHTS - 0.0% (b)
Australia - 0.0% (b)
AGL Energy Ltd.*, expiring 9/25/14	24	62

Singapore - 0.0% (b)
Oversea-Chinese Banking Corp. Ltd.*, expiring 9/15/14	125	235

TOTAL RIGHTS
(Cost $0)		297

WARRANTS - 0.0% (b)
Hong Kong - 0.0% (b)
Sun Hung Kai Properties Ltd.*, expiring 4/22/16	83	205

Thailand - 0.0% (b)
Indorama Ventures PCL*, expiring 12/31/18	184	27
Indorama Ventures PCL*, expiring 12/31/17	240	37

		64

TOTAL WARRANTS
(Cost $145)		269

TOTAL INVESTMENTS - 99.6%
(Cost $5,087,602) (d)		$5,226,537
Other assets less liabilities - 0.4%		20,375

NET ASSETS - 100.0%		$5,246,912

SECTOR BREAKDOWN AS OF AUGUST 31, 2014 (Unaudited)

		% of Net Assets
Financial		26.4%
Consumer, Non-cyclical		18.6
Industrial		10.5
Consumer, Cyclical		10.3
Energy		8.9
Communications		8.2
Basic Materials		8.0
Technology		4.2
Utilities		3.6
Diversified		0.9

TOTAL INVESTMENTS		99.6
Other assets less liabilities		0.4

NET ASSETS		100.0%

As of August 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	9/4/2014	AED	19,000	USD	5,171	$(2)
Barclays Bank PLC	9/4/2014	AUD	160,000	USD	148,442	(948)
JP Morgan & Chase Co.	9/4/2014	AUD	160,000	USD	148,440	(951)
The Bank of New York Mellon	9/4/2014	AUD	539	USD	504	1
Barclays Bank PLC	9/4/2014	BRL	154,000	USD	67,308	(1,409)
JP Morgan & Chase Co.	9/4/2014	BRL	154,000	USD	67,228	(1,488)
The Bank of New York Mellon	9/4/2014	BRL	1,128	USD	495	(8)
Barclays Bank PLC	9/4/2014	CAD	219,000	USD	200,996	(402)
JP Morgan & Chase Co.	9/4/2014	CAD	219,000	USD	201,023	(375)
JP Morgan & Chase Co.	9/4/2014	CAD	21,000	USD	19,139	(173)
The Bank of New York Mellon	9/4/2014	CAD	14,000	USD	12,807	(68)
The Bank of New York Mellon	9/4/2014	CAD	717	USD	661	2
Barclays Bank PLC	9/4/2014	CHF	152,000	USD	167,193	1,619
JP Morgan & Chase Co.	9/4/2014	CHF	152,000	USD	167,189	1,616
Barclays Bank PLC	9/4/2014	CLP	6,311,000	USD	10,985	234
JP Morgan & Chase Co.	9/4/2014	CLP	6,311,000	USD	10,961	209
Barclays Bank PLC	9/4/2014	COP	5,421,000	USD	2,874	53
JP Morgan & Chase Co.	9/4/2014	COP	5,421,000	USD	2,872	51
Barclays Bank PLC	9/4/2014	CZK	39,000	USD	1,887	39
JP Morgan & Chase Co.	9/4/2014	CZK	39,000	USD	1,887	39
The Bank of New York Mellon	9/4/2014	CZK	11,000	USD	534	13
The Bank of New York Mellon	9/4/2014	CZK	3,458	USD	164	—
Barclays Bank PLC	9/4/2014	DKK	156,000	USD	28,003	484
JP Morgan & Chase Co.	9/4/2014	DKK	156,000	USD	28,003	484
The Bank of New York Mellon	9/4/2014	DKK	23,000	USD	4,143	86
The Bank of New York Mellon	9/4/2014	DKK	378	USD	67	—
Barclays Bank PLC	9/4/2014	EGP	19,000	USD	2,646	(10)
JP Morgan & Chase Co.	9/4/2014	EGP	19,000	USD	2,644	(12)
Barclays Bank PLC	9/4/2014	EUR	423,000	USD	566,026	10,210
JP Morgan & Chase Co.	9/4/2014	EUR	423,000	USD	566,018	10,203
JP Morgan & Chase Co.	9/4/2014	EUR	241	USD	324	7
JP Morgan & Chase Co.	9/4/2014	EUR	735	USD	986	20
The Bank of New York Mellon	9/4/2014	EUR	9,000	USD	12,082	256
The Bank of New York Mellon	9/4/2014	EUR	1,231	USD	1,622	4
Barclays Bank PLC	9/4/2014	GBP	239,000	USD	403,399	6,638
JP Morgan & Chase Co.	9/4/2014	GBP	239,000	USD	403,401	6,640
The Bank of New York Mellon	9/4/2014	GBP	3,000	USD	5,045	65
The Bank of New York Mellon	9/4/2014	GBP	435	USD	722	—
Barclays Bank PLC	9/4/2014	HKD	1,360,000	USD	175,492	8
JP Morgan & Chase Co.	9/4/2014	HKD	1,360,000	USD	175,493	9
The Bank of New York Mellon	9/4/2014	HKD	47,000	USD	6,065	—
The Bank of New York Mellon	9/4/2014	HKD	6,472	USD	835	—
Barclays Bank PLC	9/4/2014	HUF	538,000	USD	2,287	42

JP Morgan & Chase Co.	9/4/2014	HUF	538,000	USD	2,287	43
Barclays Bank PLC	9/4/2014	IDR	199,942,000	USD	16,810	(270)
JP Morgan & Chase Co.	9/4/2014	IDR	199,942,000	USD	16,873	(208)
Barclays Bank PLC	9/4/2014	ILS	35,000	USD	10,213	422
JP Morgan & Chase Co.	9/4/2014	ILS	35,000	USD	10,214	423
Barclays Bank PLC	9/4/2014	INR	1,665,000	USD	27,193	(217)
JP Morgan & Chase Co.	9/4/2014	INR	1,665,000	USD	27,366	(44)
Barclays Bank PLC	9/4/2014	JPY	38,361,000	USD	373,099	4,391
JP Morgan & Chase Co.	9/4/2014	JPY	38,361,000	USD	373,089	4,381
JP Morgan & Chase Co.	9/4/2014	JPY	190,000	USD	1,853	27
JP Morgan & Chase Co.	9/4/2014	JPY	771,000	USD	7,554	144
The Bank of New York Mellon	9/4/2014	JPY	801,000	USD	7,810	111
The Bank of New York Mellon	9/4/2014	JPY	461	USD	4	—
Barclays Bank PLC	9/4/2014	KRW	98,961,000	USD	95,639	(1,941)
JP Morgan & Chase Co.	9/4/2014	KRW	98,961,000	USD	96,116	(1,464)
Barclays Bank PLC	9/4/2014	MXN	424,000	USD	31,965	(450)
JP Morgan & Chase Co.	9/4/2014	MXN	424,000	USD	31,970	(446)
Barclays Bank PLC	9/4/2014	NOK	16,019	USD	101,000	(274)
JP Morgan & Chase Co.	9/4/2014	NOK	101,000	USD	16,020	(274)
The Bank of New York Mellon	9/4/2014	NOK	4,000	USD	638	(7)
The Bank of New York Mellon	9/4/2014	NOK	408	USD	66	—
Barclays Bank PLC	9/4/2014	NZD	4,000	USD	3,385	40
JP Morgan & Chase Co.	9/4/2014	NZD	4,000	USD	3,385	40
Barclays Bank PLC	9/4/2014	PHP	311,000	USD	7,116	(17)
JP Morgan & Chase Co.	9/4/2014	PHP	311,000	USD	7,148	16
Barclays Bank PLC	9/4/2014	PLN	37,000	USD	11,824	275
JP Morgan & Chase Co.	9/4/2014	PLN	37,000	USD	11,825	276
JP Morgan & Chase Co.	9/4/2014	PLN	550	USD	175	4
The Bank of New York Mellon	9/4/2014	PLN	3,000	USD	961	25
The Bank of New York Mellon	9/4/2014	PLN	2,001	USD	626	1
Barclays Bank PLC	9/4/2014	QAR	19,000	USD	5,214	(4)
Barclays Bank PLC	9/4/2014	RUB	700,000	USD	19,436	540
JP Morgan & Chase Co.	9/4/2014	RUB	700,000	USD	19,468	572
Barclays Bank PLC	9/4/2014	SEK	357,000	USD	51,687	609
JP Morgan & Chase Co.	9/4/2014	SEK	357,000	USD	51,687	609
Barclays Bank PLC	9/4/2014	SGD	37,000	USD	29,651	28
JP Morgan & Chase Co.	9/4/2014	SGD	37,000	USD	29,650	28
Barclays Bank PLC	9/4/2014	THB	405,000	USD	12,568	(110)
JP Morgan & Chase Co.	9/4/2014	THB	405,000	USD	12,570	(108)
Barclays Bank PLC	9/4/2014	TRY	27,000	USD	12,491	11
JP Morgan & Chase Co.	9/4/2014	TRY	27,000	USD	12,503	23
JP Morgan & Chase Co.	9/4/2014	TRY	1,231	USD	573	4
JP Morgan & Chase Co.	9/4/2014	TRY	520	USD	241	1
The Bank of New York Mellon	9/4/2014	TRY	4,000	USD	1,864	15
Barclays Bank PLC	9/4/2014	TWD	1,484,000	USD	49,335	(314)
JP Morgan & Chase Co.	9/4/2014	TWD	1,484,000	USD	49,467	(182)
Barclays Bank PLC	9/4/2014	USD	5,173	AED	19,000	—
Barclays Bank PLC	9/4/2014	USD	149,628	AUD	160,000	(237)
Barclays Bank PLC	9/4/2014	USD	68,719	BRL	154,000	(3)
Barclays Bank PLC	9/4/2014	USD	201,881	CAD	219,000	(483)
Barclays Bank PLC	9/4/2014	USD	165,969	CHF	152,000	(395)
Barclays Bank PLC	9/4/2014	USD	10,733	CLP	6,311,000	19
Barclays Bank PLC	9/4/2014	USD	2,828	COP	5,421,000	(7)
Barclays Bank PLC	9/4/2014	USD	1,851	CZK	39,000	(3)
Barclays Bank PLC	9/4/2014	USD	27,582	DKK	156,000	(63)
Barclays Bank PLC	9/4/2014	USD	2,657	EGP	19,000	(1)
Barclays Bank PLC	9/4/2014	USD	557,183	EUR	423,000	(1,367)
Barclays Bank PLC	9/4/2014	USD	396,898	GBP	239,000	(137)
Barclays Bank PLC	9/4/2014	USD	1,360,000	HKD	175,481	3
Barclays Bank PLC	9/4/2014	USD	2,246	HUF	538,000	(2)
Barclays Bank PLC	9/4/2014	USD	17,045	IDR	199,942,000	35
Barclays Bank PLC	9/4/2014	USD	9,808	ILS	35,000	(17)
Barclays Bank PLC	9/4/2014	USD	27,489	INR	1,665,000	(79)
Barclays Bank PLC	9/4/2014	USD	369,269	JPY	38,361,000	(561)
Barclays Bank PLC	9/4/2014	USD	97,599	KRW	98,961,000	(18)
Barclays Bank PLC	9/4/2014	USD	32,426	MXN	424,000	(11)
Barclays Bank PLC	9/4/2014	USD	16,349	NOK	101,000	(56)
Barclays Bank PLC	9/4/2014	USD	3,348	NZD	4,000	(3)
Barclays Bank PLC	9/4/2014	USD	7,122	PHP	311,000	10
Barclays Bank PLC	9/4/2014	USD	11,571	PLN	37,000	(22)
Barclays Bank PLC	9/4/2014	USD	5,218	QAR	19,000	—
Barclays Bank PLC	9/4/2014	USD	18,868	RUB	700,000	28
Barclays Bank PLC	9/4/2014	USD	51,210	SEK	357,000	(132)
Barclays Bank PLC	9/4/2014	USD	29,649	SGD	37,000	(26)
Barclays Bank PLC	9/4/2014	USD	12,680	THB	405,000	(2)
Barclays Bank PLC	9/4/2014	USD	12,507	TRY	27,000	(26)
Barclays Bank PLC	9/4/2014	USD	49,665	TWD	1,484,000	(16)
Barclays Bank PLC	9/4/2014	USD	16,920	ZAR	180,000	(55)
JP Morgan & Chase Co.	9/4/2014	USD	700	AUD	750	—
JP Morgan & Chase Co.	9/4/2014	USD	148,947	AUD	159,250	(256)
JP Morgan & Chase Co.	9/4/2014	USD	68,855	BRL	154,000	(138)
JP Morgan & Chase Co.	9/4/2014	USD	519	CAD	570	5
JP Morgan & Chase Co.	9/4/2014	USD	414	CAD	450	(1)
JP Morgan & Chase Co.	9/4/2014	USD	220,309	CAD	238,980	(537)
JP Morgan & Chase Co.	9/4/2014	USD	784	CHF	710	(11)
JP Morgan & Chase Co.	9/4/2014	USD	165,191	CHF	151,290	(391)
JP Morgan & Chase Co.	9/4/2014	USD	10,677	CLP	6,311,000	74
JP Morgan & Chase Co.	9/4/2014	USD	2,828	COP	5,421,000	(7)
JP Morgan & Chase Co.	9/4/2014	USD	1,851	CZK	39,000	(3)
JP Morgan & Chase Co.	9/4/2014	USD	27,582	DKK	156,000	(63)
JP Morgan & Chase Co.	9/4/2014	USD	2,661	EGP	19,000	(5)
JP Morgan & Chase Co.	9/4/2014	USD	558,461	EUR	423,976	(1,363)

JP Morgan & Chase Co.	9/4/2014	USD	1,599	GBP	950	(22)
JP Morgan & Chase Co.	9/4/2014	USD	1,127	GBP	680	2
JP Morgan & Chase Co.	9/4/2014	USD	394,212	GBP	237,370	(157)
JP Morgan & Chase Co.	9/4/2014	USD	1,393	HKD	10,800	—
JP Morgan & Chase Co.	9/4/2014	USD	645	HKD	5,000	—
JP Morgan & Chase Co.	9/4/2014	USD	173,442	HKD	1,344,200	3
JP Morgan & Chase Co.	9/4/2014	USD	2,246	HUF	538,000	(2)
JP Morgan & Chase Co.	9/4/2014	USD	17,093	IDR	199,942,000	(12)
JP Morgan & Chase Co.	9/4/2014	USD	309	ILS	1,100	(1)
JP Morgan & Chase Co.	9/4/2014	USD	9,500	ILS	33,900	(16)
JP Morgan & Chase Co.	9/4/2014	USD	27,439	INR	1,665,000	(29)
JP Morgan & Chase Co.	9/4/2014	USD	378,515	JPY	39,322,000	(570)
JP Morgan & Chase Co.	9/4/2014	USD	97,599	KRW	98,961,000	(19)
JP Morgan & Chase Co.	9/4/2014	USD	32,427	MXN	424,000	(12)
JP Morgan & Chase Co.	9/4/2014	USD	16,350	NOK	101,000	(57)
JP Morgan & Chase Co.	9/4/2014	USD	3,348	NZD	4,000	(4)
JP Morgan & Chase Co.	9/4/2014	USD	7,133	PHP	311,000	(1)
JP Morgan & Chase Co.	9/4/2014	USD	11,744	PLN	37,550	(24)
JP Morgan & Chase Co.	9/4/2014	USD	18,872	RUB	700,000	23
JP Morgan & Chase Co.	9/4/2014	USD	51,210	SEK	357,000	(132)
JP Morgan & Chase Co.	9/4/2014	USD	29,649	SGD	37,000	(26)
JP Morgan & Chase Co.	9/4/2014	USD	12,676	THB	405,000	2
JP Morgan & Chase Co.	9/4/2014	USD	13,323	TRY	28,751	(33)
JP Morgan & Chase Co.	9/4/2014	USD	49,648	TWD	1,484,000	1
JP Morgan & Chase Co.	9/4/2014	USD	16,925	ZAR	180,000	(60)
The Bank of New York Mellon	9/4/2014	USD	500	AUD	539	3
The Bank of New York Mellon	9/4/2014	USD	504	BRL	1,128	(1)
The Bank of New York Mellon	9/4/2014	USD	13,500	CAD	14,717	34
The Bank of New York Mellon	9/4/2014	USD	700	CZK	14,458	(15)
The Bank of New York Mellon	9/4/2014	USD	4,200	DKK	23,378	(76)
The Bank of New York Mellon	9/4/2014	USD	13,700	EUR	10,231	(256)
The Bank of New York Mellon	9/4/2014	USD	5,800	GBP	3,435	(98)
The Bank of New York Mellon	9/4/2014	USD	6,900	HKD	53,472	—
The Bank of New York Mellon	9/4/2014	USD	7,800	JPY	801,461	(97)
The Bank of New York Mellon	9/4/2014	USD	700	NOK	4,408	11
The Bank of New York Mellon	9/4/2014	USD	1,600	PLN	5,001	(39)
The Bank of New York Mellon	9/4/2014	USD	1,800	TRY	3,887	(3)
The Bank of New York Mellon	9/4/2014	USD	53	TRY	113	—
Barclays Bank PLC	9/4/2014	ZAR	180,000	USD	16,711	(154)
JP Morgan & Chase Co.	9/4/2014	ZAR	180,000	USD	16,714	(151)
Barclays Bank PLC	9/5/2014	MYR	89,000	USD	27,651	(574)
JP Morgan & Chase Co.	9/5/2014	MYR	89,000	USD	27,790	(435)
Barclays Bank PLC	9/5/2014	USD	28,138	MYR	89,000	87
JP Morgan & Chase Co.	9/5/2014	USD	28,236	MYR	89,000	(12)
Barclays Bank PLC	10/3/2014	AUD	160,000	USD	149,325	237
JP Morgan & Chase Co.	10/3/2014	AUD	160,000	USD	149,342	254
Barclays Bank PLC	10/3/2014	BRL	162,000	USD	71,681	(1)
JP Morgan & Chase Co.	10/3/2014	BRL	162,000	USD	71,789	107
Barclays Bank PLC	10/3/2014	CAD	230,000	USD	211,879	507
JP Morgan & Chase Co.	10/3/2014	CAD	230,000	USD	211,887	515
Barclays Bank PLC	10/3/2014	CHF	154,000	USD	168,194	401
JP Morgan & Chase Co.	10/3/2014	CHF	154,000	USD	168,187	394
Barclays Bank PLC	10/3/2014	CLP	6,296,000	USD	10,678	(19)
JP Morgan & Chase Co.	10/3/2014	CLP	6,296,000	USD	10,619	(78)
Barclays Bank PLC	10/3/2014	COP	5,633,000	USD	2,929	8
JP Morgan & Chase Co.	10/3/2014	COP	5,633,000	USD	2,925	4
Barclays Bank PLC	10/3/2014	CZK	40,000	USD	1,899	3
JP Morgan & Chase Co.	10/3/2014	CZK	40,000	USD	1,899	3
Barclays Bank PLC	10/3/2014	DKK	161,000	USD	28,471	64
JP Morgan & Chase Co.	10/3/2014	DKK	161,000	USD	28,471	64
Barclays Bank PLC	10/3/2014	EUR	423,000	USD	557,298	1,394
JP Morgan & Chase Co.	10/3/2014	EUR	423,000	USD	557,260	1,356
Barclays Bank PLC	10/3/2014	GBP	242,000	USD	401,804	148
JP Morgan & Chase Co.	10/3/2014	GBP	242,000	USD	401,805	149
Barclays Bank PLC	10/3/2014	HKD	1,349,000	USD	174,068	(3)
JP Morgan & Chase Co.	10/3/2014	HKD	1,349,000	USD	174,068	(4)
The Bank of New York Mellon	10/3/2014	HKD	5,425	USD	700	—
Barclays Bank PLC	10/3/2014	HUF	535,000	USD	2,232	1
JP Morgan & Chase Co.	10/3/2014	HUF	535,000	USD	2,232	2
Barclays Bank PLC	10/3/2014	IDR	204,518,000	USD	17,354	(28)
JP Morgan & Chase Co.	10/3/2014	IDR	204,518,000	USD	17,390	8
Barclays Bank PLC	10/3/2014	JPY	38,616,000	USD	371,806	564
JP Morgan & Chase Co.	10/3/2014	JPY	38,616,000	USD	371,790	549
Barclays Bank PLC	10/3/2014	MXN	433,000	USD	33,048	9
JP Morgan & Chase Co.	10/3/2014	MXN	433,000	USD	33,051	12
Barclays Bank PLC	10/3/2014	MYR	88,000	USD	27,769	(74)
JP Morgan & Chase Co.	10/3/2014	MYR	88,000	USD	27,865	22
Barclays Bank PLC	10/3/2014	NOK	104,000	USD	16,818	57
JP Morgan & Chase Co.	10/3/2014	NOK	104,000	USD	16,819	59
Barclays Bank PLC	10/3/2014	NZD	4,000	USD	3,338	3
JP Morgan & Chase Co.	10/3/2014	NZD	4,000	USD	3,339	4
Barclays Bank PLC	10/3/2014	PLN	42,000	USD	13,110	24
JP Morgan & Chase Co.	10/3/2014	PLN	42,000	USD	13,111	25
Barclays Bank PLC	10/3/2014	RUB	715,000	USD	19,133	(30)
JP Morgan & Chase Co.	10/3/2014	RUB	715,000	USD	19,135	(28)
Barclays Bank PLC	10/3/2014	SEK	355,000	USD	50,918	131
JP Morgan & Chase Co.	10/3/2014	SEK	355,000	USD	50,919	131
Barclays Bank PLC	10/3/2014	SGD	37,000	USD	29,648	26
JP Morgan & Chase Co.	10/3/2014	SGD	37,000	USD	29,647	25
Barclays Bank PLC	10/3/2014	THB	414,000	USD	12,942	—
JP Morgan & Chase Co.	10/3/2014	THB	414,000	USD	12,934	(7)
Barclays Bank PLC	10/3/2014	TWD	1,565,000	USD	52,438	67

JP Morgan & Chase Co.	10/3/2014	TWD	1,565,000	USD	52,382	12
The Bank of New York Mellon	10/3/2014	USD	1,000	AUD	1,071	(2)
The Bank of New York Mellon	10/3/2014	USD	2,500	DKK	14,137	(6)
The Bank of New York Mellon	10/3/2014	USD	5,300	EUR	4,023	(13)
The Bank of New York Mellon	10/3/2014	USD	9,600	GBP	5,782	(4)
The Bank of New York Mellon	10/3/2014	USD	6,800	JPY	706,246	(10)
The Bank of New York Mellon	10/3/2014	USD	1,300	NOK	8,039	(4)
The Bank of New York Mellon	10/3/2014	USD	1,800	PLN	5,766	(3)
The Bank of New York Mellon	10/3/2014	USD	500	SEK	3,486	(1)
Barclays Bank PLC	10/3/2014	ZAR	190,000	USD	17,775	57
JP Morgan & Chase Co.	10/3/2014	ZAR	190,000	USD	17,780	62
Barclays Bank PLC	10/6/2014	ILS	35,000	USD	9,810	15
JP Morgan & Chase Co.	10/6/2014	ILS	35,000	USD	9,810	16
Barclays Bank PLC	10/6/2014	KRW	96,867,000	USD	95,368	2
JP Morgan & Chase Co.	10/6/2014	KRW	96,867,000	USD	95,376	10
Barclays Bank PLC	10/6/2014	PHP	323,000	USD	7,396	(5)
JP Morgan & Chase Co.	10/6/2014	PHP	323,000	USD	7,406	5
Barclays Bank PLC	10/7/2014	EGP	22,000	USD	3,075	12
JP Morgan & Chase Co.	10/7/2014	EGP	22,000	USD	3,060	(3)
Barclays Bank PLC	10/7/2014	INR	1,730,000	USD	28,407	166
JP Morgan & Chase Co.	10/7/2014	INR	1,730,000	USD	28,351	110
Barclays Bank PLC	10/8/2014	TRY	27,000	USD	12,413	26
JP Morgan & Chase Co.	10/8/2014	TRY	27,000	USD	12,419	31
The Bank of New York Mellon	10/8/2014	USD	500	TRY	1,087	(1)
Barclays Bank PLC	10/9/2014	AED	20,000	USD	5,443	(3)
Barclays Bank PLC	10/9/2014	QAR	24,000	USD	6,589	(1)

Total net unrealized appreciation						$38,193

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2014.

Currency Abbreviations

AED - Arab Emirates Dirham

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Kronua

DKK - Danish Krone

EGP - Egyptian Pound

EUR - Euro

GBP - Pound Sterling

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Sheqel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Polish Zloty

QAR - Qatari Rial

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish New Lira

TWD - New Taiwan Dollar

USD - U.S. Dollar

ZAR - South African Rand

*	Non-income producing security.
#	Fair Valued Security.

144A - Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate market value of this security amounted to $9,984 or 0.2% of net assets.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Less than 0.1%.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.

	Fair Value 5/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 8/31/2014	Dividend Income
Deutsche Bank AG (Common Stock)	$11,180	$2,717	$—	$(1,750)	$—	$12,147	$—

(d)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $5,094,960. The net unrealized appreciation was $131,577 which consisted of aggregate gross unrealized appreciation of $378,157 and aggregate gross unrealized depreciation of $246,580.

ADR - American Depositary Receipt

CDI - Chess Depositary Interest

CPO - Ordinary Participation Certificates

FDR - Fiduciary Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non Voting Depositary Receipt

REIT - Real Estate Investment Trust

RSP - Risparmio (Convertible Savings Shares)

SDR - Swedish Depositary Receipt

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

(formerly db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Australia - 25.1%
AGL Energy Ltd.	1,279	$16,843
ALS Ltd.	733	5,093
Alumina Ltd.*	4,711	6,820
Amcor Ltd.	2,060	21,971
AMP Ltd.	5,520	30,314
APA Group (a)	1,539	11,139
Asciano Ltd.	976	5,724
ASX Ltd.	353	12,360
Aurizon Holdings Ltd.	3,042	13,552
AusNet Services (a)	5,702	7,535
Australia & New Zealand Banking Group Ltd.	4,261	133,037
Bank of Queensland Ltd.	326	3,830
Bendigo and Adelaide Bank Ltd.	450	5,232
BHP Billiton Ltd.	4,889	167,439
Boral Ltd.	1,112	5,722
Brambles Ltd.	2,798	24,825
Caltex Australia Ltd.	231	6,147
CFS Retail Property Trust Group REIT	4,823	9,685
Coca-Cola Amatil Ltd.	966	8,120
Cochlear Ltd.	73	4,946
Commonwealth Bank of Australia	2,503	190,101
Computershare Ltd.	551	6,340
Crown Resorts Ltd.	675	9,960
CSL Ltd.	814	56,159
Dexus Property Group REIT	7,431	8,363
Federation Centres REIT	2,583	6,417
Flight Centre Travel Group Ltd.	76	3,329
Fortescue Metals Group Ltd.	3,464	13,491
Goodman Group REIT	1,980	10,319
GPT Group REIT	2,504	9,331
Harvey Norman Holdings Ltd.	1,250	4,144
Iluka Resources Ltd.	677	5,627
Incitec Pivot Ltd.	1,556	4,505
Insurance Australia Group Ltd.	4,272	25,814
Leighton Holdings Ltd.	308	6,455
Lend Lease Group (a)	697	9,309
Macquarie Group Ltd.	481	26,190
Metcash Ltd.	1,232	3,233
Mirvac Group REIT	4,868	8,343
National Australia Bank Ltd.	3,684	121,112
Newcrest Mining Ltd.*	1,549	16,377
Orica Ltd.	459	8,788
Origin Energy Ltd.	2,031	29,458
Qantas Airways Ltd.*	4,069	5,586
QBE Insurance Group Ltd.	1,822	19,603
Ramsay Health Care Ltd.	276	13,394
REA Group Ltd.	74	3,312
Rio Tinto Ltd.	693	40,536
Santos Ltd.	1,637	22,673
Scentre Group REIT*	10,406	33,334
Seek Ltd.	623	10,165
Sonic Healthcare Ltd.	509	8,381
Stockland REIT	3,965	15,738
Suncorp Group Ltd.	2,686	36,199
Sydney Airport (a)	1,090	4,510
Tabcorp Holdings Ltd.	903	3,028
Tatts Group Ltd.	2,469	7,656
Telstra Corp. Ltd.	7,648	39,714
Toll Holdings Ltd.	1,067	5,949
Transurban Group (a)	2,023	15,228
Treasury Wine Estates Ltd.	2,195	10,475
Wesfarmers Ltd.	1,662	67,227
Westfield Corp. REIT	3,887	27,663
Westpac Banking Corp.	4,740	155,120
Woodside Petroleum Ltd.	1,062	42,352
Woolworths Ltd.	2,236	75,514
WorleyParsons Ltd.	202	3,102

		1,749,958

China - 15.4%
AAC Technologies Holdings, Inc.	700	4,566
Agricultural Bank of China Ltd., Class H	13,753	6,353
Anhui Conch Cement Co. Ltd., Class H	1,375	4,968
Anta Sports Products Ltd.	3,750	7,200
AviChina Industry & Technology Co. Ltd., Class H	5,500	3,279
Bank of China Ltd., Class H	97,524	45,301
Beijing Capital International Airport Co. Ltd., Class H	12,503	9,776
Belle International Holdings Ltd.	18,754	23,981

Biostime International Holdings Ltd.	1,400	5,230
Byd Co. Ltd., Class H	1,106	7,856
China BlueChemical Ltd., Class H	12,503	6,163
China Cinda Asset Management Co. Ltd., Class H*	3,000	1,537
China Communications Construction Co. Ltd., Class H	7,501	5,468
China Communications Services Corp. Ltd., Class H	2,000	965
China Construction Bank Corp., Class H	62,438	46,405
China COSCO Holdings Co. Ltd., Class H*	12,628	5,442
China Everbright Bank Co. Ltd., Class H	6,165	2,880
China Gas Holdings Ltd.	10,002	17,810
China Huishan Dairy Holdings Co. Ltd.*	6,908	1,604
China International Marine Containers (Group) Co. Ltd., Class H	1,250	2,690
China Life Insurance Co. Ltd., Class H	11,252	32,303
China Longyuan Power Group Corp., Class H	7,501	8,111
China Mengniu Dairy Co. Ltd.	2,500	11,597
China Merchants Bank Co. Ltd., Class H	5,001	9,563
China Minsheng Banking Corp. Ltd., Class H	10,952	10,288
China Oilfield Services Ltd., Class H	2,500	7,403
China Pacific Insurance Group Co. Ltd., Class H	5,626	21,125
China Petroleum & Chemical Corp., Class H	45,011	45,649
China Railway Construction Corp. Ltd., Class H	3,625	3,471
China Railway Group Ltd., Class H	1,250	647
China Resources Power Holdings Co. Ltd.	2,500	7,564
China Shenhua Energy Co. Ltd., Class H	5,751	16,585
China Shipping Container Lines Co. Ltd., Class H*	5,000	1,426
China State Construction International Holdings Ltd.	5,001	8,066
China Telecom Corp. Ltd., Class H	12,503	7,728
CITIC Securities Co. Ltd., Class H	1,250	2,968
CNOOC Ltd.	20,005	40,216
Country Garden Holdings Co. Ltd.	10,001	4,439
CSR Corp. Ltd., Class H	2,500	2,255
Dongfeng Motor Group Co. Ltd., Class H	5,001	9,266
ENN Energy Holdings Ltd.	2,500	17,661
Evergrande Real Estate Group Ltd.	1,016	425
Fosun International Ltd.	1,966	2,415
Golden Eagle Retail Group Ltd.	11,252	13,836
GOME Electrical Appliances Holding Ltd.	16,000	2,849
Great Wall Motor Co. Ltd., Class H	3,350	14,222
Guangdong Investment Ltd.	10,002	12,093
Guangzhou Automobile Group Co. Ltd., Class H	5,001	5,201
Guangzhou R&F Properties Co. Ltd., Class H	1,700	2,049
Haitong Securities Co. Ltd., Class H	2,500	3,993
Hengan International Group Co. Ltd.	2,250	23,995
Huaneng Power International, Inc., Class H	5,001	6,014
Industrial & Commercial Bank of China Ltd., Class H	103,620	68,722
Intime Retail Group Co. Ltd.	2,500	2,274
Jiangsu Expressway Co. Ltd., Class H	12,503	14,245
Kingsoft Corp. Ltd.	702	2,011
Lenovo Group Ltd.	16,505	25,215
Longfor Properties Co. Ltd.	4,751	6,069
New China Life Insurance Co. Ltd., Class H	1,125	4,014
Nine Dragons Paper Holdings Ltd.	827	646
People’s Insurance Co. (Group) of China Ltd., Class H	22,505	9,408
PetroChina Co. Ltd., Class H	20,005	28,394
PICC Property & Casualty Co. Ltd., Class H	5,001	8,298
Ping An Insurance Group Co. of China Ltd., Class H	2,000	16,284
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,625	3,672
Shanghai Electric Group Co. Ltd., Class H	10,002	4,388
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,625	3,334
Shenzhou International Group Holdings Ltd.	5,001	15,584
Sihuan Pharmaceutical Holdings Group Ltd.	4,508	3,019
Sino Biopharmaceutical Ltd.	16,254	14,974
Sino-Ocean Land Holdings Ltd.	2,700	1,526
Sinopec Engineering Group Co. Ltd., Class H	1,900	2,167
Sinopharm Group Co. Ltd., Class H	1,750	6,108
Soho China Ltd.	18,504	15,137
Sun Art Retail Group Ltd.	7,001	8,356
Tencent Holdings Ltd.	8,986	146,673
Tingyi Cayman Islands Holding Corp.	2,500	7,016
Tsingtao Brewery Co. Ltd., Class H	2,500	18,984
Uni-President China Holdings Ltd.	2,500	2,258
Want Want China Holdings Ltd.	17,504	21,705
Weichai Power Co. Ltd., Class H	1,250	5,065
Zhejiang Expressway Co. Ltd., Class H	15,003	14,926
Zhongsheng Group Holdings Ltd.	5,100	5,653
Zhuzhou CSR Times Electric Co. Ltd., Class H	1,950	6,756
Zijin Mining Group Co. Ltd., Class H	23,003	5,996
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	5,376	3,350
ZTE Corp., Class H	2,700	6,083

		1,073,207

Hong Kong - 12.6%
AIA Group Ltd.	22,745	124,143
Alibaba Pictures Group Ltd.*	4,078	847
ASM Pacific Technology Ltd.	650	6,763
Bank of East Asia Ltd. (The)	625	2,661

Beijing Enterprises Holdings Ltd.	2,750	23,703
Beijing Enterprises Water Group Ltd.	10,000	6,813
BOC Hong Kong (Holdings) Ltd.	3,625	12,184
Brilliance China Automotive Holdings Ltd.	5,001	9,267
Cheung Kong (Holdings) Ltd.	2,500	45,581
China Everbright International Ltd.	15,504	21,245
China Merchants Holdings International Co. Ltd.	5,001	16,584
China Mobile Ltd.	10,314	128,292
China Overseas Land & Investment Ltd.	7,501	21,099
China Resources Gas Group Ltd.	2,500	7,274
China Resources Land Ltd.	2,500	5,723
China Taiping Insurance Holdings Co. Ltd.*	1,500	3,650
China Unicom (Hong Kong) Ltd.	3,882	6,923
CITIC 21CN Co. Ltd.*	3,278	2,580
CITIC Ltd.	237	461
CLP Holdings Ltd.	1,625	13,755
Far East Horizon Ltd.	3,750	3,024
First Pacific Co. Ltd.	2,500	2,913
Galaxy Entertainment Group Ltd.	3,750	28,258
GCL-Poly Energy Holdings Ltd.*	10,357	3,729
Geely Automobile Holdings Ltd.	10,000	3,832
Haier Electronics Group Co. Ltd.	2,500	7,226
Hanergy Solar Group Ltd.*	13,900	2,278
Hang Lung Properties Ltd.	3,750	12,387
Hang Seng Bank Ltd.	250	4,223
Henderson Land Development Co. Ltd.	2,750	18,221
Hong Kong and China Gas Co. Ltd.	8,251	18,716
Hong Kong Exchanges & Clearing Ltd.	1,875	43,088
Hutchison Whampoa Ltd.	3,750	48,774
Hysan Development Co. Ltd.	1,250	6,129
Kerry Properties Ltd.	1,250	4,645
Kunlun Energy Co. Ltd.	10,002	16,519
Li & Fung Ltd.	7,501	9,311
Link REIT (The)	1,000	5,935
MGM China Holdings Ltd.	2,000	6,619
New World China Land Ltd.	10,530	6,454
New World Development Co. Ltd.	7,501	9,485
Noble Group Ltd.	8,752	9,529
Power Assets Holdings Ltd.	1,250	11,387
Shangri-La Asia Ltd.	2,500	3,871
Sino Land Co. Ltd.	5,001	8,840
SJM Holdings Ltd.	8,752	22,021
Sun Hung Kai Properties Ltd.	2,500	37,936
Swire Pacific Ltd., Class A	750	10,093
Wharf Holdings Ltd. (The)	3,750	29,323
Wheelock & Co. Ltd.	2,500	13,097
Yingde Gases Group Co. Ltd.	8,002	8,560
Yuexiu Property Co. Ltd.	12,000	2,570

		878,541

India - 5.0%
Dr. Reddy’s Laboratories Ltd., ADR	625	30,631
HDFC Bank Ltd., ADR	1,125	55,901
ICICI Bank Ltd., ADR	875	46,813
Infosys Ltd., ADR	500	29,750
Larsen & Toubro Ltd., GDR	1,875	47,138
Reliance Industries Ltd., GDR, 144A	1,675	55,744
Tata Motors Ltd., ADR	1,100	53,009
Wipro Ltd., ADR	2,625	31,395

		350,381

Indonesia - 3.1%
PT Adaro Energy Tbk	40,635	4,568
PT Astra Agro Lestari Tbk	1,875	4,087
PT Astra International Tbk	20,308	13,151
PT Bank Central Asia Tbk	28,307	27,102
PT Bank Danamon Indonesia Tbk	3,875	1,242
PT Bank Mandiri Persero Tbk	12,128	10,757
PT Bank Negara Indonesia Persero Tbk	3,625	1,658
PT Bank Rakyat Indonesia Persero Tbk	19,379	18,306
PT Bumi Serpong Damai Tbk	6,501	892
PT Charoen Pokphand Indonesia Tbk	10,002	3,288
PT Global Mediacom Tbk	17,504	2,896
PT Gudang Garam Tbk	750	3,462
PT Indo Tambangraya Megah Tbk	500	1,204
PT Indocement Tunggal Prakarsa Tbk	3,375	6,997
PT Indofood CBP Sukses Makmur Tbk	7,552	6,779
PT Indofood Sukses Makmur Tbk	4,276	2,513
PT Jasa Marga Persero Tbk	12,042	6,383
PT Kalbe Farma Tbk	7,668	1,088
PT Lippo Karawaci Tbk	72,643	6,645
PT Matahari Department Store Tbk	3,925	5,461
PT Media Nusantara Citra Tbk	2,811	674
PT Perusahaan Gas Negara Persero Tbk	23,130	11,469
PT Semen Indonesia Persero Tbk	8,752	12,139
PT Tambang Batubara Bukit Asam Persero Tbk	4,251	4,852

PT Telekomunikasi Indonesia Persero Tbk	97,274	22,162
PT Tower Bersama Infrastructure Tbk	7,251	4,882
PT Unilever Indonesia Tbk	7,751	20,558
PT XL Axiata Tbk	15,878	8,076

		213,291

Ireland - 0.1%
James Hardie Industries PLC CDI†	612	7,322

Macau - 0.6%
Sands China Ltd.	4,501	29,328
Wynn Macau Ltd.	2,500	9,581

		38,909

Malaysia - 5.7%
AirAsia Bhd	3,677	2,811
Alliance Financial Group Bhd	5,876	9,060
AMMB Holdings Bhd	3,000	6,358
Astro Malaysia Holdings Bhd	19,531	20,324
Berjaya Sports Toto Bhd	16,247	19,381
British American Tobacco Malaysia Bhd	750	17,132
Bumi Armada Bhd	2,125	1,989
CIMB Group Holdings Bhd	1,250	2,927
DiGi.Com Bhd	9,502	17,274
Felda Global Ventures Holdings Bhd	11,127	13,486
Gamuda Bhd	500	766
Genting Malaysia Bhd	13,753	19,678
Hong Leong Bank Bhd	4,251	19,421
Hong Leong Financial Group Bhd	3,625	19,597
IHH Healthcare Bhd	6,376	9,871
Kuala Lumpur Kepong Bhd	1,000	6,992
Lafarge Malaysia Bhd	1,500	4,854
Malayan Banking Bhd	8,127	26,041
Malaysia Airports Holdings Bhd	3,125	7,634
Maxis Bhd	7,501	15,587
MISC Bhd	2,125	4,638
MMC Corp. Bhd	7,751	6,074
Petronas Dagangan Bhd	2,500	15,942
Petronas Gas Bhd	2,375	17,180
Public Bank Bhd	5,626	34,414
SapuraKencana Petroleum Bhd	5,051	6,762
Sime Darby Bhd	12,128	36,400
Telekom Malaysia Bhd	5,251	10,595
UMW Holdings Bhd	5,376	21,081
YTL Power International Bhd*	2,231	1,055

		395,324

New Zealand - 1.0%
Auckland International Airport Ltd.	5,295	16,254
Contact Energy Ltd.	4,976	23,100
Fletcher Building Ltd.	1,848	14,221
Ryman Healthcare Ltd.	1,711	11,535
Spark New Zealand Ltd.	3,184	7,817

		72,927

Philippines - 1.4%
Aboitiz Equity Ventures, Inc.	10,727	13,470
Aboitiz Power Corp.	1,750	1,505
Ayala Corp.	325	5,222
Ayala Land, Inc.	6,626	5,015
Bank of the Philippine Islands	3,588	7,818
Globe Telecom, Inc.	250	10,322
International Container Terminal Services, Inc.	2,913	7,543
Jollibee Foods Corp.	3,068	12,666
Philippine Long Distance Telephone Co.	125	9,891
SM Investments Corp.	75	1,328
SM Prime Holdings, Inc.	30,257	11,228
Universal Robina Corp.	2,700	10,063

		96,071

Singapore - 4.8%
Ascendas Real Estate Investment Trust REIT	3,750	7,055
CapitaCommercial Trust REIT	3,750	5,104
CapitaLand Ltd.	6,251	16,615
CapitaMall Trust REIT	5,001	8,008
City Developments Ltd.	1,250	10,038
DBS Group Holdings Ltd.	2,500	35,867
Genting Singapore PLC	12,503	12,212
Global Logistic Properties Ltd.	7,501	17,115
Golden Agri-Resources Ltd.	15,003	6,126
Hutchison Port Holdings Trust, Class U	8,752	6,301
Keppel Corp. Ltd.	2,500	21,816
Keppel Land Ltd.	3,250	9,029
Olam International Ltd.	2,500	5,304
Oversea-Chinese Banking Corp. Ltd.	3,750	30,023

Sembcorp Industries Ltd.	1,250	5,124
Sembcorp Marine Ltd.	1,250	3,963
Singapore Exchange Ltd.	1,250	7,286
Singapore Press Holdings Ltd.	1,250	4,153
Singapore Technologies Engineering Ltd.	3,750	10,988
Singapore Telecommunications Ltd.	12,503	38,939
United Overseas Bank Ltd.	2,500	45,896
UOL Group Ltd.	1,250	6,355
Wilmar International Ltd.	4,750	12,017
Yangzijiang Shipbuilding Holdings Ltd.	10,002	9,329

		334,663

South Korea - 13.4%
AMOREPACIFIC Group	1	1,043
BS Financial Group, Inc.	70	1,160
Celltrion, Inc.*	168	6,901
Coway Co. Ltd.	29	2,434
Daelim Industrial Co. Ltd.	1	86
Daewoo Securities Co. Ltd.*	520	6,052
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	20	490
DGB Financial Group, Inc.	240	4,190
E-Mart Co. Ltd.	5	1,203
GS Engineering & Construction Corp.*	50	1,817
Hana Financial Group, Inc.	750	31,473
Hanwha Chemical Corp.	150	2,426
Hanwha Corp.	260	7,757
Hite Jinro Co. Ltd.	30	683
Hyundai Department Store Co. Ltd.	2	313
Hyundai Heavy Industries Co. Ltd.	77	10,935
Hyundai Marine & Fire Insurance Co. Ltd.	30	922
Hyundai Mipo Dockyard Co. Ltd.	8	1,018
Hyundai Mobis Co. Ltd.	51	14,788
Hyundai Motor Co.	131	30,103
Hyundai Steel Co.	472	35,239
Industrial Bank of Korea	2,880	49,991
Kangwon Land, Inc.	50	1,778
KB Financial Group, Inc.	1,910	78,268
Kia Motors Corp.	147	8,873
Korea Electric Power Corp.	261	10,863
Korea Zinc Co. Ltd.	14	5,806
KT Corp.	100	3,452
KT&G Corp.	45	4,212
Kumho Petro Chemical Co. Ltd.	20	1,604
LG Chem Ltd.	139	36,945
LG Display Co. Ltd.*	30	1,037
LG Electronics, Inc.	10	746
LG Household & Health Care Ltd.	17	8,601
LG Uplus Corp.	1,140	12,311
Lotte Chemical Corp.	67	10,804
Mirae Asset Securities Co. Ltd.	80	3,823
NAVER Corp.	40	30,297
NCSoft Corp.	15	2,145
OCI Co. Ltd.*	21	3,013
Orion Corp.	8	6,888
POSCO	391	128,797
Samsung C&T Corp.	9	662
Samsung Card Co. Ltd.	80	3,846
Samsung Electro-Mechanics Co. Ltd.	29	1,570
Samsung Electronics Co. Ltd.	140	170,383
Samsung Engineering Co. Ltd.*	48	3,025
Samsung Fire & Marine Insurance Co. Ltd.	24	6,568
Samsung Heavy Industries Co. Ltd.	10	269
Samsung Life Insurance Co. Ltd.	82	8,613
Samsung SDI Co. Ltd.	32	4,782
Samsung Securities Co. Ltd.	150	7,330
Shinhan Financial Group Co. Ltd.	1,220	63,169
SK Holdings Co. Ltd.	19	3,008
SK Hynix, Inc.*	420	18,806
SK Innovation Co. Ltd.	34	3,155
SK Telecom Co. Ltd.	29	7,808
Woori Finance Holdings Co. Ltd.*	3,515	47,666
Woori Investment & Securities Co. Ltd.	630	7,362

		929,309

Taiwan - 9.3%
Advanced Semiconductor Engineering, Inc., ADR	12,154	77,543
AU Optronics Corp., ADR	6,951	34,338
Chunghwa Telecom Co. Ltd., ADR	750	23,415
Hon Hai Precision Industry Co. Ltd., GDR	27,755	186,234
Siliconware Precision Industries Co., ADR	8,177	60,101
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,827	205,777
United Microelectronics Corp., ADR	25,954	57,618

		645,026

Thailand - 1.8%
Bangkok Bank PCL, NVDR	2,125	13,639
Indorama Ventures PCL, NVDR	8,326	7,038
IRPC PCL, NVDR	37,384	3,886
Kasikornbank PCL, NVDR	3,000	21,134
Krung Thai Bank PCL, NVDR	20,304	14,939
PTT Exploration & Production PCL, NVDR	3,500	18,026
PTT PCL, NVDR	2,125	21,356
Siam Commercial Bank PCL, NVDR	3,000	17,564
Thai Oil PCL, NVDR	5,251	8,508

		126,090

TOTAL COMMON STOCKS
(Cost $6,191,148)		6,911,019

PREFERRED STOCKS - 0.3%
South Korea - 0.3%
Samsung Electronics Co. Ltd.
(Cost $19,008)	19	19,113

RIGHTS - 0.0% (b)
Australia - 0.0% (b)
AGL Energy Ltd.*, expires 9/25/14	255	653

Singapore - 0.0% (b)
Oversea-Chinese Banking Corp. Ltd.*, expires 9/15/14	468	880

TOTAL RIGHTS
(Cost $0)		1,533

WARRANTS - 0.0% (b)
Hong Kong - 0.0% (b)
Sun Hung Kai Properties Ltd.*, expires 4/22/16	208	513

Thailand - 0.0% (b)
Indorama Ventures PCL*, expires 12/31/18	640	95
Indorama Ventures PCL*, expires 12/31/17	832	129

		224

TOTAL WARRANTS
(Cost $424)		737

TOTAL INVESTMENTS - 99.6%
(Cost $6,210,580) (c)		$6,932,402
Other assets less liabilities - 0.4%		28,410

NET ASSETS - 100.0%		$6,960,812

SECTOR BREAKDOWN AS OF AUGUST 31, 2014 (Unaudited)

% of Net Assets
Financial	36.0%
Technology	10.3
Communications	8.7
Consumer, Cyclical	8.5
Consumer, Non-cyclical	8.3
Industrial	8.1
Basic Materials	7.5
Energy	5.7
Utilities	3.8
Diversified	2.7

TOTAL INVESTMENTS	99.6
Other assets less liabilities	0.4

NET ASSETS	100.0%

As of August 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
The Bank of New York Mellon	9/2/2014	THB	79,165	USD	2,478	$—
The Bank of New York Mellon	9/3/2014	MYR	585	USD	185	—
Barclays Bank PLC	9/4/2014	AUD	950,000	USD	881,377	(5,631)
JP Morgan & Chase Co.	9/4/2014	AUD	950,000	USD	881,363	(5,645)
The Bank of New York Mellon	9/4/2014	AUD	8,000	USD	7,481	12
Barclays Bank PLC	9/4/2014	HKD	7,657,000	USD	988,045	45
JP Morgan & Chase Co.	9/4/2014	HKD	7,657,000	USD	988,051	51
JP Morgan & Chase Co.	9/4/2014	HKD	118,725	USD	15,320	—
The Bank of New York Mellon	9/4/2014	HKD	141,817	USD	18,299	—
Barclays Bank PLC	9/4/2014	IDR	1,304,331,000	USD	109,663	(1,762)
JP Morgan & Chase Co.	9/4/2014	IDR	1,304,331,000	USD	110,070	(1,355)
Barclays Bank PLC	9/4/2014	INR	10,337,000	USD	168,822	(1,348)
JP Morgan & Chase Co.	9/4/2014	INR	10,337,000	USD	169,898	(273)
Barclays Bank PLC	9/4/2014	KRW	486,556,000	USD	470,225	(9,542)
JP Morgan & Chase Co.	9/4/2014	KRW	486,556,000	USD	472,568	(7,200)
Barclays Bank PLC	9/4/2014	NZD	44,000	USD	37,232	442
JP Morgan & Chase Co.	9/4/2014	NZD	44,000	USD	37,234	444

Barclays Bank PLC	9/4/2014	PHP	2,054,000	USD	46,995	(110)
JP Morgan & Chase Co.	9/4/2014	PHP	2,054,000	USD	47,208	103
Barclays Bank PLC	9/4/2014	SGD	216,000	USD	173,095	164
JP Morgan & Chase Co.	9/4/2014	SGD	216,000	USD	173,094	163
The Bank of New York Mellon	9/4/2014	SGD	10,000	USD	8,013	7
Barclays Bank PLC	9/4/2014	THB	1,976,000	USD	61,317	(537)
JP Morgan & Chase Co.	9/4/2014	THB	1,976,000	USD	61,328	(526)
Barclays Bank PLC	9/4/2014	TWD	9,435,000	USD	313,664	(1,997)
JP Morgan & Chase Co.	9/4/2014	TWD	9,435,000	USD	314,505	(1,155)
Barclays Bank PLC	9/4/2014	USD	888,415	AUD	950,000	(1,408)
Barclays Bank PLC	9/4/2014	USD	987,985	HKD	7,657,000	14
Barclays Bank PLC	9/4/2014	USD	111,196	IDR	1,304,331,000	229
Barclays Bank PLC	9/4/2014	USD	170,662	INR	10,337,000	(491)
Barclays Bank PLC	9/4/2014	USD	479,857	KRW	486,556,000	(90)
Barclays Bank PLC	9/4/2014	USD	36,826	NZD	44,000	(36)
Barclays Bank PLC	9/4/2014	USD	47,036	PHP	2,054,000	69
Barclays Bank PLC	9/4/2014	USD	173,084	SGD	216,000	(153)
Barclays Bank PLC	9/4/2014	USD	61,866	THB	1,976,000	(12)
Barclays Bank PLC	9/4/2014	USD	315,763	TWD	9,435,000	(102)
JP Morgan & Chase Co.	9/4/2014	USD	4,014	AUD	4,300	1
JP Morgan & Chase Co.	9/4/2014	USD	884,513	AUD	945,700	(1,521)
JP Morgan & Chase Co.	9/4/2014	USD	3,716	HKD	28,800	—
JP Morgan & Chase Co.	9/4/2014	USD	2,671	HKD	20,700	—
JP Morgan & Chase Co.	9/4/2014	USD	996,913	HKD	7,726,225	19
JP Morgan & Chase Co.	9/4/2014	USD	111,505	IDR	1,304,331,000	(80)
JP Morgan & Chase Co.	9/4/2014	USD	170,353	INR	10,337,000	(182)
JP Morgan & Chase Co.	9/4/2014	USD	479,862	KRW	486,556,000	(94)
JP Morgan & Chase Co.	9/4/2014	USD	36,832	NZD	44,000	(43)
JP Morgan & Chase Co.	9/4/2014	USD	47,110	PHP	2,054,000	(5)
JP Morgan & Chase Co.	9/4/2014	USD	2,565	SGD	3,200	(3)
JP Morgan & Chase Co.	9/4/2014	USD	170,520	SGD	212,800	(151)
JP Morgan & Chase Co.	9/4/2014	USD	61,847	THB	1,976,000	8
JP Morgan & Chase Co.	9/4/2014	USD	315,652	TWD	9,435,000	8
The Bank of New York Mellon	9/4/2014	USD	7,438	AUD	8,000	32
The Bank of New York Mellon	9/4/2014	USD	18,300	HKD	141,817	(1)
The Bank of New York Mellon	9/4/2014	USD	8,006	SGD	10,000	—
The Bank of New York Mellon	9/5/2014	HKD	146,000	USD	18,839	1
Barclays Bank PLC	9/5/2014	MYR	635,000	USD	197,285	(4,092)
JP Morgan & Chase Co.	9/5/2014	MYR	635,000	USD	198,276	(3,100)
Barclays Bank PLC	9/5/2014	USD	200,759	MYR	635,000	618
JP Morgan & Chase Co.	9/5/2014	USD	201,459	MYR	635,000	(83)
The Bank of New York Mellon	9/5/2014	USD	18,838	HKD	146,000	—
Barclays Bank PLC	10/3/2014	AUD	946,000	USD	882,884	1,400
JP Morgan & Chase Co.	10/3/2014	AUD	946,000	USD	882,987	1,502
The Bank of New York Mellon	10/3/2014	AUD	10,286	USD	9,600	15
Barclays Bank PLC	10/3/2014	HKD	7,692,000	USD	992,536	(20)
JP Morgan & Chase Co.	10/3/2014	HKD	7,692,000	USD	992,535	(20)
Barclays Bank PLC	10/3/2014	IDR	1,273,466,000	USD	108,058	(175)
JP Morgan & Chase Co.	10/3/2014	IDR	1,273,466,000	USD	108,283	50
Barclays Bank PLC	10/3/2014	MYR	630,000	USD	198,801	(528)
JP Morgan & Chase Co.	10/3/2014	MYR	630,000	USD	199,487	158
Barclays Bank PLC	10/3/2014	NZD	44,000	USD	36,721	35
JP Morgan & Chase Co.	10/3/2014	NZD	44,000	USD	36,728	41
Barclays Bank PLC	10/3/2014	SGD	214,000	USD	171,475	149
JP Morgan & Chase Co.	10/3/2014	SGD	214,000	USD	171,473	147
Barclays Bank PLC	10/3/2014	THB	2,032,000	USD	63,520	1
JP Morgan & Chase Co.	10/3/2014	THB	2,032,000	USD	63,484	(35)
Barclays Bank PLC	10/3/2014	TWD	9,608,000	USD	321,930	413
JP Morgan & Chase Co.	10/3/2014	TWD	9,608,000	USD	321,591	73
The Bank of New York Mellon	10/3/2014	USD	4,000	HKD	30,999	—
Barclays Bank PLC	10/6/2014	KRW	484,619,000	USD	477,119	9
JP Morgan & Chase Co.	10/6/2014	KRW	484,619,000	USD	477,161	52
Barclays Bank PLC	10/6/2014	PHP	2,148,000	USD	49,181	(34)
JP Morgan & Chase Co.	10/6/2014	PHP	2,148,000	USD	49,249	34
Barclays Bank PLC	10/7/2014	INR	10,580,000	USD	173,727	1,016
JP Morgan & Chase Co.	10/7/2014	INR	10,580,000	USD	173,386	674

Total net unrealized depreciation						$(41,341)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2014.

Currency Abbreviations

AUD - Australian Dollar

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PHP - Phillippine Peso

SGD - Singapore Dollar

THB - Thai Baht

TWD - New Taiwan Dollar

USD - U.S. Dollar

*	Non-income producing security.

144A - Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate market value of this security amounted to $55,744 or 0.8% of net assets.

†	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Less than 0.1%.
(c)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $6,221,440. The net unrealized appreciation was $710,962 which consisted of aggregate gross unrealized appreciation of $829,618 and aggregate gross unrealized depreciation of $118,656.

ADR - American Depositary Receipt

CDI - Chess Depositary Interest

GDR - Global Depositary Receipt

NVDR - Non Voting Depositary Receipt

REIT - Real Estate Investment Trust

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

(formerly db X-trackers MSCI Brazil Hedged Equity Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 57.2%
Basic Materials - 6.8%
Cia Siderurgica Nacional SA	8,549	$37,503
Fibria Celulose SA*	2,746	28,558
Klabin SA	5,483	27,850
Ultrapar Participacoes SA	4,208	108,447
Vale SA	15,058	195,885

		398,243

Communications - 1.3%
B2W Cia Digital*	1,201	20,334
Tim Participacoes SA	9,846	55,201

		75,535

Consumer, Cyclical - 1.7%
Lojas Americanas SA	1,582	9,187
Lojas Renner SA	1,481	50,692
Raia Drogasil SA	2,551	24,843
Via Varejo SA*	1,488	16,618

		101,340

Consumer, Non-cyclical - 22.0%
Ambev SA	54,758	398,729
BRF SA	7,514	201,067
CCR SA	10,272	92,969
Cielo SA	8,132	152,432
Cosan SA Industria e Comercio	1,266	26,298
EcoRodovias Infraestrutura e Logistica SA	2,654	16,954
Estacio Participacoes SA	3,537	46,976
Hypermarcas SA*	4,045	35,164
JBS SA	8,986	40,625
Kroton Educacional SA	4,074	122,029
Localiza Rent a Car SA	1,651	29,391
M Dias Branco SA	406	18,319
Natura Cosmeticos SA	1,872	34,296
Qualicorp SA*	2,537	31,733
Souza Cruz SA	4,498	42,117

		1,289,099

Energy - 5.8%
Petroleo Brasileiro SA	34,540	341,620

Financial - 13.5%
Banco Bradesco SA	7,243	129,491
Banco do Brasil SA	9,902	154,778
Banco Santander Brasil SA	11,055	76,350
BB Seguridade Participacoes SA	8,045	128,447
BM&F Bovespa SA	21,403	129,078
BR Malls Participacoes SA	5,169	53,734
BR Properties SA	2,047	13,625
CETIP SA - Mercados Organizados	2,475	36,100
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,151	19,974
Odontoprev SA	2,782	12,130
Porto Seguro SA	1,316	19,506
Sul America SA	2,134	14,748

		787,961

Industrial - 3.1%
All America Latina Logistica SA	5,444	20,064
Duratex SA	3,647	16,406
Embraer SA	7,754	75,548
Multiplan Empreendimentos Imobiliarios SA	1,032	26,606
WEG SA	3,581	44,777

		183,401

Technology - 0.5%
Totvs SA	1,556	28,402

Utilities - 2.5%
Centrais Eletricas Brasileiras SA	3,289	11,975
Cia de Saneamento Basico do Estado de Sao Paulo	3,986	38,089
Cia de Saneamento de Minas Gerais-Copasa	577	10,310
CPFL Energia SA	2,950	29,770
EDP - Energias do Brasil SA	2,969	14,988
Tractebel Energia SA	1,898	31,804
Transmissora Alianca de Energia Eletrica SA	1,116	11,636

		148,572

TOTAL COMMON STOCKS
(Cost $2,800,165)		3,354,173

PREFERRED STOCKS - 42.6%
Basic Materials - 6.6%
Braskem SA	1,896	12,917
Gerdau SA	10,001	57,902
Metalurgica Gerdau SA	2,973	21,064
Suzano Papel e Celulose SA, Class A	4,276	17,020
Usinas Siderurgicas de Minas Gerais SA*	4,996	18,033
Vale SA	22,282	258,505

		385,441

Communications - 1.6%
Oi SA	33,135	21,463
Telefonica Brasil SA	3,463	74,025

		95,488

Consumer, Cyclical - 0.6%
Lojas Americanas SA	5,525	39,096

Consumer, Non-cyclical - 1.3%
Cia Brasileira de Distribuicao	1,560	79,390

Diversified - 3.1%
Itausa - Investimentos Itau SA	37,066	180,487

Energy - 8.7%
Petroleo Brasileiro SA	48,790	508,933

Financial - 18.1%
Banco Bradesco SA	24,378	444,761
Banco do Estado do Rio Grande do Sul SA, Class B	2,222	15,336
Bradespar SA	2,464	22,510
Itau Unibanco Holding SA	32,025	577,408

		1,060,015

Utilities - 2.6%
AES Tiete SA	1,011	9,087
Centrais Eletricas Brasileiras SA	2,809	15,498
Cia Energetica de Minas Gerais	8,776	75,116
Cia Energetica de Sao Paulo	2,331	33,000
Cia Paranaense de Energia	1,048	18,568

		151,269

TOTAL PREFERRED STOCKS
(Cost $2,185,072)		2,500,119

TOTAL INVESTMENTS - 99.8%
(Cost $4,985,237) (a)		$5,854,292
Other assets less liabilities - 0.2%		11,206

NET ASSETS - 100.0%		$5,865,498

As of August 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	9/4/2014	BRL	6,179,000	USD	2,700,612	$(56,516)
JP Morgan & Chase Co.	9/4/2014	BRL	6,179,000	USD	2,697,429	(59,698)
The Bank of New York Mellon	9/4/2014	BRL	236,012	USD	105,447	136
Barclays Bank PLC	9/4/2014	USD	2,757,251	BRL	6,179,000	(123)
JP Morgan & Chase Co.	9/4/2014	USD	2,762,675	BRL	6,179,000	(5,549)
The Bank of New York Mellon	9/4/2014	USD	51,200	BRL	116,992	1,003
The Bank of New York Mellon	9/4/2014	USD	21,886	BRL	50,000	425
The Bank of New York Mellon	9/4/2014	USD	16,073	BRL	37,000	437
The Bank of New York Mellon	9/4/2014	USD	1,499	BRL	3,429	31
The Bank of New York Mellon	9/4/2014	USD	12,699	BRL	28,591	59
The Bank of New York Mellon	9/5/2014	USD	99,363	BRL	222,425	(144)
Barclays Bank PLC	10/3/2014	BRL	6,478,000	USD	2,866,372	(30)
JP Morgan & Chase Co.	10/3/2014	BRL	6,478,000	USD	2,870,690	4,288
The Bank of New York Mellon	10/3/2014	BRL	213,512	USD	94,600	125

Total net unrealized depreciation						$(115,556)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2014.

Currency Abbreviations

BRL - Brazilian Real

USD - U.S. Dollar

*	Non-income producing security.
(a)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $5,395,764. The net unrealized appreciation was $458,528 which consisted of aggregate gross unrealized appreciation of $1,010,312 and aggregate gross unrealized depreciation of $551,784.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

(formerly db X-trackers MSCI EAFE Hedged Equity Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.7%
Australia - 8.2%
AGL Energy Ltd.	25,313	$333,340
ALS Ltd.	11,938	82,952
Alumina Ltd.*	141,896	205,412
Amcor Ltd.	54,189	577,965
AMP Ltd.	152,478	837,353
APA Group (a)	2,579	18,667
Asciano Ltd.	36,257	212,655
ASX Ltd.	7,778	272,338
Aurizon Holdings Ltd.	94,401	420,551
AusNet Services (a)	308,971	408,318
Australia & New Zealand Banking Group Ltd.	120,844	3,772,989
Bank of Queensland Ltd.	1,291	15,168
Bendigo and Adelaide Bank Ltd.	33,667	391,469
BHP Billiton Ltd.	141,570	4,848,486
Boral Ltd.	35,949	184,996
Brambles Ltd.	68,121	604,406
Caltex Australia Ltd.	14,515	386,219
CFS Retail Property Trust Group REIT	8,173	16,411
Coca-Cola Amatil Ltd.	1,288	10,826
Cochlear Ltd.	2,195	148,729
Commonwealth Bank of Australia	71,646	5,441,435
Computershare Ltd.	20,681	237,961
Crown Resorts Ltd.	32,254	475,954
CSL Ltd.	25,668	1,770,860
Dexus Property Group REIT	207,759	233,814
Federation Centres REIT	73,917	183,633
Flight Centre Travel Group Ltd.	310	13,579
Fortescue Metals Group Ltd.	62,865	244,833
Goodman Group REIT	76,425	398,285
GPT Group REIT	81,219	302,660
Harvey Norman Holdings Ltd.	48,490	160,770
Iluka Resources Ltd.	22,191	184,455
Incitec Pivot Ltd.	56,312	163,037
Insurance Australia Group Ltd.	103,263	623,984
Leighton Holdings Ltd.	22,855	478,992
Lend Lease Group (a)	20,476	273,467
Macquarie Group Ltd.	17,716	964,625
Metcash Ltd.	4,731	12,416
Mirvac Group REIT	156,106	267,534
National Australia Bank Ltd.	104,900	3,448,595
Newcrest Mining Ltd.*	41,308	436,722
Orica Ltd.	17,416	333,447
Origin Energy Ltd.	62,819	911,143
Qantas Airways Ltd.*	13,951	19,153
QBE Insurance Group Ltd.	56,752	610,601
Ramsay Health Care Ltd.	6,052	293,692
REA Group Ltd.	726	32,492
Rio Tinto Ltd.	20,904	1,222,745
Santos Ltd.	56,774	786,348
Scentre Group REIT*	258,547	828,243
Seek Ltd.	8,663	141,347
Sonic Healthcare Ltd.	16,130	265,589
Stockland REIT	99,910	396,572
Suncorp Group Ltd.	56,339	759,276
Sydney Airport (a)	95,582	395,461
Tabcorp Holdings Ltd.	4,316	14,471
Tatts Group Ltd.	5,136	15,925
Telstra Corp. Ltd.	267,370	1,388,390
Toll Holdings Ltd.	2,904	16,192
TPG Telecom Ltd.	10,800	60,823
Transurban Group (a)	42,832	322,424
Treasury Wine Estates Ltd.	3,324	15,864
Wesfarmers Ltd.	50,710	2,051,190
Westfield Corp. REIT	111,860	796,075
Westpac Banking Corp.	138,000	4,516,139
Woodside Petroleum Ltd.	27,912	1,113,122
Woolworths Ltd.	54,000	1,823,670
WorleyParsons Ltd.	9,515	146,095

		49,343,350

Austria - 0.3%
Andritz AG	385	20,599
Erste Group Bank AG	15,656	401,758
Immofinanz AG*	3,019	9,461
OMV AG	5,210	201,264

Raiffeisen Bank International AG	10,854	278,103
Telekom Austria AG	2,026	18,954
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,882	527,399
Voestalpine AG	10,882	466,845

		1,924,383

Belgium - 1.3%
Ageas	9,869	331,253
Anheuser-Busch InBev NV	37,145	4,126,625
Belgacom SA	333	11,873
Colruyt SA	3,867	184,443
Delhaize Group SA	4,770	332,495
Groupe Bruxelles Lambert SA	3,864	379,871
KBC Groep NV*	11,177	637,009
Solvay SA	3,065	482,267
Telenet Group Holding NV*	291	17,004
UCB SA	10,882	1,053,798
Umicore SA	6,489	313,894

		7,870,532

Bermuda - 0.1%
Seadrill Ltd.	21,872	805,297

Channel Islands - 0.1%
Friends Life Group Ltd.	2,513	12,795
Randgold Resources Ltd.	4,518	381,401

		394,196

Denmark - 1.5%
A.P. Moeller - Maersk A/S, Class A	172	414,154
A.P. Moeller - Maersk A/S, Class B	299	748,965
Carlsberg A/S, Class B	7,777	709,257
Coloplast A/S, Class B	3,060	254,024
Danske Bank A/S	35,776	1,005,961
DSV A/S	11,265	345,567
Novo Nordisk A/S, Class B	91,223	4,167,786
Novozymes A/S, Class B	11,231	521,441
Pandora A/S	4,552	340,302
TDC A/S	34,088	292,600
Tryg A/S	336	33,369
Vestas Wind Systems A/S*	9,733	409,655
William Demant Holding A/S*	337	26,038

		9,269,119

Finland - 0.8%
Elisa OYJ	815	22,189
Fortum OYJ	32,688	820,357
Kone OYJ, Class B	14,818	626,941
Metso OYJ	5,210	204,276
Neste Oil OYJ	1,214	23,768
Nokia OYJ	184,048	1,546,509
Nokian Renkaat OYJ	3,050	97,184
Orion OYJ, Class B	801	31,417
Sampo OYJ, Class A	19,522	960,119
Stora Enso OYJ, Class R	1,591	13,850
UPM-Kymmene OYJ	23,677	355,593
Wartsila OYJ Abp	7,761	390,161

		5,092,364

France - 9.5%
Accor SA	7,618	370,160
Aeroports de Paris	1,302	173,044
Air Liquide SA	14,090	1,800,268
Airbus Group NV	25,703	1,580,728
Alcatel-Lucent*	190,670	659,401
Alstom SA*	12,234	432,979
Arkema SA	111	8,329
AtoS	156	11,901
AXA SA	74,671	1,849,458
BNP Paribas SA	44,912	3,032,059
Bollore	129	81,360
Bouygues SA	9,548	350,463
Bureau Veritas SA	10,130	240,652
Cap Gemini SA	4,723	335,797
Carrefour SA	26,196	908,183
Casino Guichard-Perrachon SA	90	10,741
Christian Dior SA	2,534	450,657
Cie de St-Gobain	18,071	917,251
Cie Generale des Etablissements Michelin	10,443	1,154,677
CNP Assurances	22,250	438,972
Credit Agricole SA	46,676	692,112
Danone SA	27,459	1,917,288
Dassault Systemes SA	12,280	813,224
Edenred	422	12,515

Electricite de France	10,828	352,060
Essilor International SA	11,765	1,247,826
Eurazeo SA	255	19,376
Eutelsat Communications SA	10,899	363,534
Fonciere des Regions REIT	157	15,884
GDF Suez	54,878	1,351,652
Gecina SA REIT	979	138,284
Groupe Eurotunnel SA	1,317	16,945
ICADE REIT	146	13,576
Iliad SA	841	184,762
Imerys SA	227	18,141
JCDecaux SA	10,491	370,258
Kering	4,010	849,621
Klepierre REIT	10,882	518,320
Lafarge SA	9,481	726,279
Lagardere SCA	9,172	252,542
Legrand SA	11,312	625,307
L’Oreal SA	10,438	1,728,100
LVMH Moet Hennessy Louis Vuitton SA	12,416	2,154,275
Natixis	87,470	614,885
Orange SA	85,208	1,289,775
Pernod Ricard SA	10,739	1,266,283
Peugeot SA*	16,965	238,294
Publicis Groupe SA	7,806	581,557
Remy Cointreau SA	230	18,281
Renault SA	9,179	718,583
Rexel SA	726	14,452
Safran SA	12,170	797,704
Sanofi	53,304	5,848,270
Schneider Electric SE	24,375	2,060,021
SCOR SE	415	12,705
Societe BIC SA	3,386	460,032
Societe Generale SA	30,597	1,550,032
Sodexo	4,739	466,826
Suez Environnement Co.	26,120	481,517
Technip SA	4,771	441,957
Thales SA	341	19,040
Total SA	93,888	6,191,677
Unibail-Rodamco SE REIT	4,662	1,252,087
Valeo SA	3,321	401,325
Vallourec SA	5,243	234,160
Veolia Environnement	8,322	152,813
Vinci SA	21,354	1,395,897
Vivendi SA*	61,134	1,590,082
Wendel SA	25	3,018
Zodiac Aerospace	260	8,481

		57,298,715

Germany - 8.2%
adidas AG	10,863	814,161
Allianz SE	20,423	3,483,176
Axel Springer SE	380	22,514
BASF SE	40,706	4,187,414
Bayer AG	37,159	4,982,625
Bayerische Motoren Werke AG	14,324	1,667,551
Beiersdorf AG	4,804	422,858
Brenntag AG	7,575	400,866
Celesio AG	10,919	370,872
Commerzbank AG*	44,391	671,937
Continental AG	5,137	1,096,842
Daimler AG	43,253	3,537,259
Deutsche Bank AG (b)	60,928	2,084,678
Deutsche Boerse AG	13,483	958,617
Deutsche Lufthansa AG	17,408	301,357
Deutsche Post AG	43,770	1,431,183
Deutsche Telekom AG	123,080	1,840,394
Deutsche Wohnen AG	798	18,003
E.ON SE	74,210	1,348,546
Fraport AG Frankfurt Airport Services Worldwide	6,396	433,650
Fresenius Medical Care AG & Co. KGaA	6,934	488,986
Fresenius SE & Co. KGaA	22,209	1,083,516
GEA Group AG	7,832	354,316
Hannover Rueck SE	2,972	246,840
HeidelbergCement AG	5,968	450,270
Henkel AG & Co. KGaA	6,034	573,938
Hochtief AG	5,176	409,151
Hugo Boss AG	308	43,161
Infineon Technologies AG	53,394	620,542
K+S AG	4,977	154,726
Kabel Deutschland Holding AG	4,123	581,833
LANXESS AG	4,720	292,201
Linde AG	7,859	1,555,671
MAN SE	4,771	565,767
Merck KGaA	6,010	523,010
Metro AG*	424	14,892

Muenchener Rueckversicherungs-Gesellschaft AG	7,868	1,577,611
OSRAM Licht AG*	4,315	180,411
ProSiebenSat.1 Media AG	2,953	118,401
RWE AG	22,231	869,891
SAP SE	41,027	3,191,336
Siemens AG	36,616	4,586,983
Sky Deutschland AG*	1,272	11,237
Telefonica Deutschland Holding AG*	1,707	12,980
ThyssenKrupp AG*	19,190	532,663
United Internet AG	387	16,625
Volkswagen AG	1,313	294,151

		49,425,612

Hong Kong - 2.8%
AIA Group Ltd.	537,479	2,933,576
ASM Pacific Technology Ltd.	1,003	10,438
Bank of East Asia Ltd. (The)	3,376	14,375
BOC Hong Kong (Holdings) Ltd.	166,544	559,799
Cathay Pacific Airways Ltd.	217,633	404,374
Cheung Kong (Holdings) Ltd.	86,918	1,584,702
Cheung Kong Infrastructure Holdings Ltd.	3,908	28,213
CLP Holdings Ltd.	96,204	814,315
First Pacific Co. Ltd.	13,904	16,200
Galaxy Entertainment Group Ltd.	95,175	717,185
Hang Lung Properties Ltd.	103,373	341,462
Hang Seng Bank Ltd.	39,780	671,893
Henderson Land Development Co. Ltd.	52,844	350,132
HKT Trust and HKT Ltd. (a)	16,139	19,117
Hong Kong and China Gas Co. Ltd.	163,681	371,289
Hong Kong Exchanges & Clearing Ltd.	50,612	1,163,089
Hutchison Whampoa Ltd.	86,918	1,130,487
Hysan Development Co. Ltd.	4,717	23,128
Kerry Properties Ltd.	56,394	209,566
Li & Fung Ltd.	403,304	500,614
Link REIT (The)	108,655	644,916
MGM China Holdings Ltd.	3,823	12,653
MTR Corp. Ltd.	103,379	410,179
New World Development Co. Ltd.	34,802	44,007
Noble Group Ltd.	34,000	37,020
NWS Holdings Ltd.	9,434	17,821
PCCW Ltd.	32,471	20,655
Power Assets Holdings Ltd.	59,792	544,682
Shangri-La Asia Ltd.	201,843	312,529
Sino Land Co. Ltd.	230,610	407,656
SJM Holdings Ltd.	21,314	53,628
Sun Hung Kai Properties Ltd.	86,918	1,318,903
Swire Pacific Ltd., Class A	35,325	475,403
Swire Properties Ltd.	5,611	18,824
Techtronic Industries Co.	19,218	58,646
Wharf Holdings Ltd. (The)	67,363	526,732
Wheelock & Co. Ltd.	94,808	496,668
Yue Yuen Industrial (Holdings) Ltd.	4,717	14,638

		17,279,514

Ireland - 1.0%
Bank of Ireland*	1,097,739	437,042
CRH PLC	39,554	913,672
Experian PLC	73,481	1,278,440
James Hardie Industries PLC CDI	15,774	188,719
Kerry Group PLC, Class A	6,952	522,957
Shire PLC	32,871	2,686,498

		6,027,328

Israel - 0.4%
Bank Hapoalim BM	50,670	287,052
Bank Leumi Le-Israel BM*	3,425	13,367
Bezeq The Israeli Telecommunication Corp. Ltd.	19,208	36,304
Delek Group Ltd.	10	3,637
Israel Chemicals Ltd.	1,698	13,111
Israel Corp. Ltd. (The)*	69	38,877
Mizrahi Tefahot Bank Ltd.*	1,201	14,733
NICE Systems Ltd.	310	11,977
Teva Pharmaceutical Industries Ltd.	44,538	2,320,037

		2,739,095

Italy - 2.3%
Assicurazioni Generali SpA	51,139	1,045,545
Atlantia SpA	18,239	463,009
Banca Monte dei Paschi di Siena SpA*	8,518	12,737
Banco Popolare SC*	22,171	345,794
Enel Green Power SpA	5,597	15,444
Enel SpA	281,882	1,491,153
Eni SpA	113,188	2,822,784
EXOR SpA	595	23,673
Fiat SpA*	26,199	256,117

Finmeccanica SpA*	6,452	60,361
Intesa Sanpaolo SpA	478,670	1,423,946
Intesa Sanpaolo SpA-RSP	55,264	144,140
Luxottica Group SpA	10,882	581,233
Mediobanca SpA*	31,418	274,525
Pirelli & C. SpA	22,191	339,108
Prysmian SpA	11,265	228,835
Saipem SpA*	15,435	366,273
Snam SpA	91,195	530,351
Telecom Italia SpA*	624,731	718,672
Telecom Italia SpA-RSP	242,872	223,386
Terna Rete Elettrica Nazionale SpA	67,068	345,448
UniCredit SpA	181,386	1,403,783
Unione di Banche Italiane SCpA	58,927	460,307
UnipolSai SpA	48,917	153,617

		13,730,241

Japan - 20.0%
ABC-Mart, Inc.	2,700	138,315
Acom Co. Ltd.*	1,900	6,574
Advantest Corp.	8,200	95,205
Aeon Co. Ltd.	2,600	28,088
AEON Financial Service Co. Ltd.	300	6,960
AEON Mall Co. Ltd.	2,000	43,577
AIR WATER, Inc.	10,000	157,240
AISIN SEIKI Co. Ltd.	3,200	118,257
Ajinomoto Co., Inc.	26,000	422,693
Alfresa Holdings Corp.	100	5,940
Amada Co. Ltd.	1,000	9,419
ANA Holdings, Inc.	3,000	7,292
Aozora Bank Ltd.	3,000	10,236
Asahi Glass Co. Ltd.	23,000	124,544
Asahi Group Holdings Ltd.	17,800	561,313
Asahi Kasei Corp.	54,800	439,474
ASICS Corp.	400	8,193
Astellas Pharma, Inc.	112,900	1,625,491
Bandai Namco Holdings, Inc.	300	8,379
Bank of Kyoto Ltd. (The)	1,000	8,794
Bank of Yokohama Ltd. (The)	32,000	176,447
Benesse Holdings, Inc.	900	31,876
Bridgestone Corp.	39,900	1,368,669
Brother Industries Ltd.	2,900	56,219
Calbee, Inc.	3,800	131,116
Canon, Inc.	46,100	1,506,020
Casio Computer Co. Ltd.	500	8,708
Central Japan Railway Co.	6,304	883,390
Chiba Bank Ltd. (The)	2,000	14,090
Chiyoda Corp.	6,000	65,625
Chubu Electric Power Co., Inc.*	30,100	347,591
Chugai Pharmaceutical Co. Ltd.	26,200	829,728
Chugoku Bank Ltd. (The)	500	7,564
Chugoku Electric Power Co., (The), Inc.	23,800	313,841
Citizen Holdings Co. Ltd.	16,000	113,643
Credit Saison Co. Ltd.	33,800	671,485
Dai Nippon Printing Co. Ltd.	30,000	314,720
Daicel Corp.	14,000	155,279
Daido Steel Co. Ltd.	2,000	8,785
Daihatsu Motor Co. Ltd.	400	6,862
Dai-ichi Life Insurance Co. Ltd. (The)	43,404	621,785
Daiichi Sankyo Co. Ltd.	40,000	706,617
Daikin Industries Ltd.	14,000	964,775
Daito Trust Construction Co. Ltd.	3,000	370,945
Daiwa House Industry Co. Ltd.	12,000	226,921
Daiwa Securities Group, Inc.	74,000	601,772
DeNa Co. Ltd.	300	3,737
DENSO Corp.	30,200	1,309,939
Dentsu, Inc.	8,500	345,164
Don Quijote Holdings Co. Ltd.	1,600	84,733
East Japan Railway Co.	15,500	1,204,156
Eisai Co. Ltd.	11,300	471,951
Electric Power Development Co. Ltd.	4,700	154,039
FamilyMart Co. Ltd.	3,100	129,905
FANUC Corp.	7,400	1,237,542
Fast Retailing Co. Ltd.	1,400	437,983
Fuji Electric Co. Ltd.	10,000	48,344
Fuji Heavy Industries Ltd.	34,000	965,803
FUJIFILM Holdings Corp.	37,000	1,115,032
Fujitsu Ltd.	50,600	347,092
Fukuoka Financial Group, Inc.	2,000	9,688
Gree, Inc.	600	4,706
GungHo Online Entertainment, Inc.	700	3,741
Gunma Bank Ltd. (The)	2,000	11,783
Hachijuni Bank Ltd. (The)	2,000	12,072
Hakuhodo DY Holdings, Inc.	800	8,273
Hamamatsu Photonics KK	3,100	147,335

Hankyu Hanshin Holdings, Inc.	17,700	104,283
Hikari Tsushin, Inc.	900	55,880
Hino Motors Ltd.	500	7,088
Hirose Electric Co. Ltd.	400	51,632
Hiroshima Bank Ltd. (The)	2,000	9,650
Hisamitsu Pharmaceutical Co., Inc.	100	3,969
Hitachi Chemical Co. Ltd.	400	7,443
Hitachi Construction Machinery Co. Ltd.	200	3,929
Hitachi High-Technologies Corp.	200	5,586
Hitachi Ltd.	224,000	1,693,267
Hitachi Metals Ltd.	5,000	85,155
Hokuhoku Financial Group, Inc.	4,000	7,958
Hokuriku Electric Power Co.	27,200	352,140
Honda Motor Co. Ltd.	83,500	2,819,314
Hoya Corp.	20,500	662,514
Hulic Co. Ltd.	31,000	351,579
IBIDEN Co. Ltd.	200	3,927
Idemitsu Kosan Co. Ltd.	400	8,773
IHI Corp.	23,000	108,319
Iida Group Holdings Co. Ltd.	300	4,296
INPEX Corp.	43,404	621,577
Isetan Mitsukoshi Holdings Ltd.	40,100	481,762
Isuzu Motors Ltd.	29,000	200,376
ITOCHU Corp.	67,400	856,711
Itochu Techno-Solutions Corp.	1,300	57,788
Iyo Bank Ltd. (The)	700	7,098
J. Front Retailing Co. Ltd.	1,000	12,668
Japan Airlines Co. Ltd.	100	5,623
Japan Display, Inc.*	13,300	67,366
Japan Exchange Group, Inc.	27,700	657,058
Japan Prime Realty Investment Corp. REIT	25	91,907
Japan Real Estate Investment Corp. REIT	20	109,952
Japan Retail Fund Investment Corp. REIT	14	29,360
Japan Tobacco, Inc.	45,200	1,548,299
JFE Holdings, Inc.	33,900	685,526
JGC Corp.	2,700	78,136
Joyo Bank Ltd. (The)	2,000	10,380
JSR Corp.	300	5,213
JTEKT Corp.	300	4,769
JX Holdings, Inc.	123,800	636,342
Kajima Corp.	4,000	20,453
Kakaku.com, Inc.	5,600	87,785
Kamigumi Co. Ltd.	7,000	65,126
Kaneka Corp.	31,000	183,238
Kansai Electric Power Co., (The), Inc.*	27,500	251,543
Kansai Paint Co. Ltd.	9,000	142,900
Kao Corp.	33,900	1,461,305
Kawasaki Heavy Industries Ltd.	8,000	29,756
KDDI Corp.	31,510	1,816,796
Keikyu Corp.	24,500	215,460
Keio Corp.	20,800	160,531
Keisei Electric Railway Co. Ltd.	13,000	134,442
Keyence Corp.	2,010	860,159
Kikkoman Corp.	9,000	197,050
Kintetsu Corp.	47,400	166,284
Kirin Holdings Co. Ltd.	25,300	339,092
Kobe Steel Ltd.	393,000	638,349
Koito Manufacturing Co. Ltd.	1,000	27,315
Komatsu Ltd.	43,100	975,545
Konami Corp.	1,300	30,099
Konica Minolta, Inc.	500	5,493
Kubota Corp.	48,800	696,975
Kuraray Co. Ltd.	46,600	579,561
Kurita Water Industries Ltd.	3,900	87,525
Kyocera Corp.	15,900	743,386
Kyowa Hakko Kirin Co. Ltd.	1,000	13,552
Kyushu Electric Power Co., Inc.*	27,000	274,035
Lawson, Inc.	1,000	71,796
LIXIL Group Corp.	17,400	384,976
M3, Inc.	28,910	505,428
Mabuchi Motor Co. Ltd.	700	59,474
Makita Corp.	3,200	178,692
Marubeni Corp.	74,000	534,134
Marui Group Co. Ltd.	600	5,040
Maruichi Steel Tube Ltd.	2,500	66,414
Mazda Motor Corp.	31,400	740,599
McDonald’s Holdings Co. Japan Ltd.	23,700	584,272
Medipal Holdings Corp.	500	6,468
MEIJI Holdings Co. Ltd.	2,200	181,210
Miraca Holdings, Inc.	3,300	153,511
Mitsubishi Chemical Holdings Corp.	119,900	597,973
Mitsubishi Corp.	79,900	1,652,216
Mitsubishi Electric Corp.	80,000	1,001,106
Mitsubishi Estate Co. Ltd.	50,000	1,154,068
Mitsubishi Gas Chemical Co., Inc.	1,000	6,468

Mitsubishi Heavy Industries Ltd.	152,200	936,649
Mitsubishi Logistics Corp.	1,000	14,984
Mitsubishi Materials Corp.	21,000	70,844
Mitsubishi Motors Corp.	600	6,822
Mitsubishi Tanabe Pharma Corp.	40,100	613,573
Mitsubishi UFJ Financial Group, Inc.	570,600	3,280,627
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,000	5,334
Mitsui & Co. Ltd.	86,300	1,406,745
Mitsui Chemicals, Inc.	3,000	8,852
Mitsui Fudosan Co. Ltd.	41,000	1,306,310
Mitsui OSK Lines Ltd.	29,000	106,195
Mizuho Financial Group, Inc.	1,217,800	2,316,331
MS&AD Insurance Group Holdings, Inc.	36,900	832,196
Murata Manufacturing Co. Ltd.	8,800	840,206
Nabtesco Corp.	5,500	126,604
Nagoya Railroad Co. Ltd.	54,700	226,066
NEC Corp.	72,000	256,043
Nexon Co. Ltd.	700	6,109
NGK Insulators Ltd.	6,000	151,088
NGK Spark Plug Co. Ltd.	1,000	29,170
NH Foods Ltd.	1,000	21,164
NHK Spring Co. Ltd.	600	5,732
Nidec Corp.	6,200	395,258
Nikon Corp.	36,700	532,802
Nintendo Co. Ltd.	3,000	332,453
Nippon Building Fund, Inc. REIT	24	133,558
Nippon Electric Glass Co. Ltd.	31,000	155,827
Nippon Express Co. Ltd.	2,000	9,150
Nippon Paint Co. Ltd.	10,000	247,393
Nippon Prologis REIT, Inc.	41	99,540
Nippon Steel & Sumitomo Metal Corp.	431,000	1,219,534
Nippon Telegraph & Telephone Corp.	26,200	1,757,663
Nippon Yusen KK	2,000	5,882
Nissan Motor Co. Ltd.	126,400	1,213,644
Nisshin Seifun Group, Inc.	4,000	46,095
Nissin Foods Holdings Co. Ltd.	3,200	183,305
Nitori Holdings Co. Ltd.	2,900	173,925
Nitto Denko Corp.	3,100	162,382
NKSJ Holdings, Inc.	6,000	144,918
NOK Corp.	400	8,642
Nomura Holdings, Inc.	175,600	1,126,392
Nomura Real Estate Holdings, Inc.	2,200	39,689
Nomura Research Institute Ltd.	1,500	47,359
NSK Ltd.	8,000	106,262
NTT Data Corp.	4,100	146,984
NTT DOCOMO, Inc.	83,192	1,438,039
NTT Urban Development Corp.	600	6,874
Obayashi Corp.	2,000	15,263
Odakyu Electric Railway Co. Ltd.	16,500	162,708
Oji Holdings Corp.	1,600	6,505
Olympus Corp.*	3,000	107,117
Omron Corp.	3,400	147,215
Ono Pharmaceutical Co. Ltd.	2,200	196,223
Oracle Corp. Japan	2,000	81,503
Oriental Land Co. Ltd.	2,300	447,532
ORIX Corp.	75,000	1,131,722
Osaka Gas Co. Ltd.	84,000	345,543
OTSUKA Corp.	2,100	89,010
Otsuka Holdings Co. Ltd.	33,700	1,224,983
Panasonic Corp.	122,900	1,501,330
Park24 Co. Ltd.	12,100	210,495
Rakuten, Inc.	40,100	518,762
Resona Holdings, Inc.	86,800	470,686
Ricoh Co. Ltd.	36,700	397,000
Rinnai Corp.	3,100	275,006
ROHM Co. Ltd.	3,000	191,456
Sankyo Co. Ltd.	3,200	122,562
Sanrio Co. Ltd.	200	5,711
Santen Pharmaceutical Co. Ltd.	100	5,767
SBI Holdings, Inc.	3,600	42,628
Secom Co. Ltd.	9,100	556,172
Sega Sammy Holdings, Inc.	33,800	644,196
Seibu Holdings, Inc.	5,400	116,102
Seiko Epson Corp.	2,500	126,628
Sekisui Chemical Co. Ltd.	30,000	354,654
Sekisui House Ltd.	29,400	369,602
Seven & I Holdings Co. Ltd.	43,200	1,732,443
Seven Bank Ltd.	38,900	157,776
Sharp Corp.*	24,000	75,660
Shikoku Electric Power Co., Inc.*	17,400	213,560
Shimadzu Corp.	9,000	78,802
Shimamura Co. Ltd.	100	9,015
Shimano, Inc.	3,500	417,464
Shimizu Corp.	8,000	66,125
Shin-Etsu Chemical Co. Ltd.	28,100	1,743,607

Shinsei Bank Ltd.	3,000	6,315
Shionogi & Co. Ltd.	1,100	25,902
Shiseido Co. Ltd.	33,800	623,730
Shizuoka Bank Ltd. (The)	1,000	10,371
Showa Shell Sekiyu KK	900	9,654
SMC Corp.	2,400	627,305
SoftBank Corp.	43,200	3,116,528
Sony Corp.	46,200	883,637
Sony Financial Holdings, Inc.	400	6,405
Stanley Electric Co. Ltd.	200	4,734
Sumitomo Chemical Co. Ltd.	29,000	103,965
Sumitomo Corp.	86,300	1,113,950
Sumitomo Dainippon Pharma Co. Ltd.	400	5,432
Sumitomo Electric Industries Ltd.	29,400	430,354
Sumitomo Heavy Industries Ltd.	2,000	10,303
Sumitomo Metal Mining Co. Ltd.	3,000	45,514
Sumitomo Mitsui Financial Group, Inc.	57,800	2,333,499
Sumitomo Mitsui Trust Holdings, Inc.	164,000	672,897
Sumitomo Realty & Development Co. Ltd.	16,100	623,450
Sumitomo Rubber Industries Ltd.	500	7,141
Suntory Beverage & Food Ltd.	200	7,333
Suruga Bank Ltd.	7,000	132,942
Suzuken Co. Ltd.	100	3,330
Suzuki Motor Corp.	17,600	571,922
Sysmex Corp.	3,400	131,530
T&D Holdings, Inc.	40,400	501,093
Taiheiyo Cement Corp.	41,000	171,416
Taisei Corp.	20,000	119,180
Taisho Pharmaceutical Holdings Co. Ltd.	134	10,162
Taiyo Nippon Sanso Corp.	12,000	107,953
Takashimaya Co. Ltd.	1,000	8,544
Takeda Pharmaceutical Co. Ltd.	42,800	1,953,962
TDK Corp.	2,400	119,487
Teijin Ltd.	41,000	100,485
Terumo Corp.	6,000	150,973
THK Co. Ltd.	2,000	47,345
Tobu Railway Co. Ltd.	41,000	214,763
Toho Co. Ltd.	300	6,946
Toho Gas Co. Ltd.	31,000	178,471
Tohoku Electric Power Co., Inc.	28,000	309,212
Tokio Marine Holdings, Inc.	39,900	1,216,232
Tokyo Electric Power Co., Inc.*	89,800	324,521
Tokyo Electron Ltd.	5,700	390,664
Tokyo Gas Co. Ltd.	95,400	541,802
Tokyo Tatemono Co. Ltd.	7,000	59,878
Tokyu Corp.	29,600	205,403
Tokyu Fudosan Holdings Corp.	35,500	272,276
TonenGeneral Sekiyu KK	1,000	9,121
Toppan Printing Co. Ltd.	31,000	227,632
Toray Industries, Inc.	31,200	212,878
Toshiba Corp.	193,000	850,688
TOTO Ltd.	6,000	72,949
Toyo Seikan Group Holdings Ltd.	300	4,100
Toyo Suisan Kaisha Ltd.	4,000	125,138
Toyoda Gosei Co. Ltd.	300	5,712
Toyota Industries Corp.	3,200	153,626
Toyota Motor Corp.	122,100	6,956,689
Toyota Tsusho Corp.	3,800	100,255
Trend Micro, Inc.	4,100	132,010
Unicharm Corp.	3,200	210,094
United Urban Investment Corp. REIT	305	491,893
USS Co. Ltd.	15,600	257,139
West Japan Railway Co.	3,000	141,876
Yahoo Japan Corp.	80,800	325,390
Yakult Honsha Co. Ltd.	3,200	175,616
Yamada Denki Co. Ltd.	1,900	6,099
Yamaguchi Financial Group, Inc.	24,400	239,908
Yamaha Corp.	34,400	493,294
Yamaha Motor Co. Ltd.	32,400	599,452
Yamato Holdings Co. Ltd.	33,900	700,351
Yamato Kogyo Co. Ltd.	2,600	85,963
Yamazaki Baking Co. Ltd.	3,000	39,473
Yaskawa Electric Corp.	2,000	25,700
Yokogawa Electric Corp.	4,400	50,874
Yokohama Rubber Co. Ltd. (The)	1,000	8,881

		120,867,147

Luxembourg - 0.3%
Altice SA*	864	55,174
ArcelorMittal	37,656	547,973
Millicom International Cellular SA SDR	3,005	269,361
RTL Group SA	314	30,461
SES SA FDR	12,429	459,885
Tenaris SA	9,139	201,619

		1,564,473

Macau - 0.2%
Sands China Ltd.	124,236	809,533
Wynn Macau Ltd.	92,286	353,661

		1,163,194

Mexico - 0.0%
Fresnillo PLC	11,265	179,908

Netherlands - 4.6%
Aegon NV	53,404	422,146
Akzo Nobel NV	13,077	924,253
ASML Holding NV	16,014	1,532,047
Corio NV REIT	305	16,385
Delta Lloyd NV	734	17,683
Fugro NV	6,984	253,322
Gemalto NV	3,664	358,716
Heineken Holding NV	7,372	508,831
Heineken NV	15,545	1,182,634
ING Groep NV*	164,114	2,256,659
Koninklijke Ahold NV	51,215	874,826
Koninklijke Boskalis Westminster NV	297	17,091
Koninklijke DSM NV	7,777	519,311
Koninklijke KPN NV*	153,632	509,711
Koninklijke Philips NV	44,062	1,342,598
Koninklijke Vopak NV	292	14,971
OCI NV*	1,418	47,399
QIAGEN NV*	747	18,090
Randstad Holding NV	10,882	528,257
Reed Elsevier NV	31,010	706,940
Royal Dutch Shell PLC, Class A	168,276	6,810,827
Royal Dutch Shell PLC, Class B	117,509	4,965,787
TNT Express NV	22,191	165,851
Unilever NV	75,567	3,141,095
Wolters Kluwer NV	13,410	371,433
Ziggo NV	7,848	373,292

		27,880,155

New Zealand - 0.1%
Auckland International Airport Ltd.	48,993	150,397
Contact Energy Ltd.	55,516	257,723
Fletcher Building Ltd.	30,544	235,046
Ryman Healthcare Ltd.	12,724	85,782
Spark New Zealand Ltd.	7,293	17,904
Xero Ltd.*	2,281	48,080

		794,932

Norway - 0.7%
Aker Solutions ASA	3,599	54,467
DNB ASA	61,945	1,155,357
Gjensidige Forsikring ASA	4,678	97,289
Norsk Hydro ASA	59,837	351,417
Orkla ASA	1,763	15,929
Statoil ASA	46,281	1,299,284
Telenor ASA	49,270	1,129,610
Yara International ASA	8,707	436,899

		4,540,252

Portugal - 0.2%
Banco Comercial Portugues SA, Class R*	140	19
Banco Espirito Santo SA*#	163,078	25,713
EDP - Energias de Portugal SA	102,286	495,128
Galp Energia SGPS SA	10,049	178,253
Jeronimo Martins SGPS SA	21,683	293,737

		992,850

Singapore - 1.4%
Ascendas Real Estate Investment Trust REIT	4,000	7,526
CapitaCommercial Trust REIT	6,000	8,166
CapitaLand Ltd.	338,100	898,676
CapitaMall Trust REIT	4,000	6,405
City Developments Ltd.	30,000	240,903
ComfortDelGro Corp. Ltd.	105,000	211,000
DBS Group Holdings Ltd.	64,000	918,202
Genting Singapore PLC	6,000	5,860
Global Logistic Properties Ltd.	377,000	860,214
Golden Agri-Resources Ltd.	35,000	14,291
Hutchison Port Holdings Trust, Class U	867,789	624,808
Jardine Cycle & Carriage Ltd.	300	10,823
Keppel Corp. Ltd.	65,000	567,232
Keppel Land Ltd.	69,000	191,690
Olam International Ltd.	20,000	42,432
Oversea-Chinese Banking Corp. Ltd.	110,000	880,669
Sembcorp Industries Ltd.	31,100	127,482

Sembcorp Marine Ltd.	79,200	251,096
Singapore Airlines Ltd.	1,000	8,086
Singapore Exchange Ltd.	18,000	104,912
Singapore Press Holdings Ltd.	2,000	6,645
Singapore Technologies Engineering Ltd.	32,800	96,111
Singapore Telecommunications Ltd.	400,000	1,245,747
StarHub Ltd.	2,000	6,645
United Overseas Bank Ltd.	55,000	1,009,688
UOL Group Ltd.	2,000	10,168
Wilmar International Ltd.	3,000	7,590
Yangzijiang Shipbuilding Holdings Ltd.	7,000	6,529

		8,369,596

Spain - 3.6%
Abertis Infraestructuras SA	17,930	377,184
ACS Actividades de Construccion y Servicios SA	7,861	331,097
Amadeus IT Holding SA, Class A	17,068	634,673
Banco Bilbao Vizcaya Argentaria SA	255,115	3,087,285
Banco de Sabadell SA	180,659	568,758
Banco Popular Espanol SA	91,298	569,938
Banco Santander SA	527,452	5,260,242
Bankia SA*	216,754	419,234
CaixaBank SA	74,058	445,481
Distribuidora Internacional de Alimentacion SA	26,940	226,830
Enagas SA	14,387	479,592
Ferrovial SA	25,135	511,577
Gas Natural SDG SA	15,634	479,357
Grifols SA	6,952	323,640
Iberdrola SA	209,406	1,536,715
Inditex SA	56,645	1,641,161
Mapfre SA	11,068	41,491
Red Electrica Corp. SA	7,445	626,955
Repsol SA	35,776	887,983
Telefonica SA	200,995	3,187,672
Zardoya Otis SA	11,265	163,411

		21,800,276

Sweden - 2.9%
Alfa Laval AB	832	18,999
Assa Abloy AB, Class B	15,714	793,878
Atlas Copco AB, Class A	39,222	1,141,993
Atlas Copco AB, Class B	17,277	460,522
Boliden AB	11,265	178,422
Electrolux AB, Series B	2,175	55,174
Elekta AB, Class B	890	10,143
Getinge AB, Class B	747	19,526
Hennes & Mauritz AB, Class B	43,632	1,855,964
Hexagon AB, Class B	15,976	522,533
Husqvarna AB, Class B	33,005	249,808
Industrivarden AB, Class C	813	14,657
Investment AB Kinnevik, Class B	10,861	440,702
Investor AB, Class B	20,377	755,109
Lundin Petroleum AB*	10,929	203,592
Nordea Bank AB	131,164	1,709,630
Sandvik AB	29,297	365,309
Securitas AB, Class B	12,139	132,605
Skandinaviska Enskilda Banken AB, Class A	86,547	1,129,937
Skanska AB, Class B	17,408	360,153
SKF AB, Class B	19,128	441,168
Svenska Cellulosa AB SCA, Class B	26,198	629,719
Svenska Handelsbanken AB, Class A	28,459	1,333,930
Swedbank AB, Class A	28,974	737,901
Swedish Match AB	14,384	480,341
Tele2 AB, Class B	19,616	244,034
Telefonaktiebolaget LM Ericsson, Class B	129,024	1,608,819
TeliaSonera AB	116,902	853,025
Volvo AB, Class B	66,491	793,887

		17,541,480

Switzerland - 9.8%
ABB Ltd.*	104,061	2,361,081
Actelion Ltd.*	4,424	543,091
Adecco SA*	6,110	462,551
Aryzta AG*	3,459	315,927
Baloise Holding AG	2,151	280,458
Barry Callebaut AG*	8	9,803
Cie Financiere Richemont SA	23,110	2,203,890
Coca-Cola HBC AG CDI*	455	10,681
Credit Suisse Group AG*	67,309	1,897,453
EMS-Chemie Holding AG	25	10,865
Geberit AG	1,737	589,375
Givaudan SA*	372	617,535
Glencore PLC*	446,152	2,684,200
Holcim Ltd.*	10,832	861,321
Julius Baer Group Ltd.*	9,944	452,005

Kuehne + Nagel International AG	2,637	355,315
Lindt & Spruengli AG	1	62,660
Lindt & Spruengli AG Participation Certificates	15	78,640
Lonza Group AG*	2,565	293,646
Nestle SA	142,429	11,053,936
Novartis AG	102,987	9,238,036
Pargesa Holding SA	5,647	485,013
Partners Group Holding AG	857	226,094
Roche Holding AG	30,987	9,035,695
Schindler Holding AG	4,619	671,682
Schindler Holding AG Participation Certificates	2,525	364,977
SGS SA	369	818,750
Sika AG	95	359,076
Sonova Holding AG	2,558	409,035
STMicroelectronics NV	25,702	215,258
Sulzer AG	872	115,690
Swatch Group AG (The) - Bearer	1,754	951,082
Swatch Group AG (The) - Registered	798	81,708
Swiss Life Holding AG*	3,471	874,886
Swiss Prime Site AG*	2,540	202,802
Swiss Re AG*	15,626	1,280,820
Swisscom AG	1,237	718,175
Syngenta AG	4,360	1,564,861
Transocean Ltd.	15,680	603,254
UBS AG*	163,722	2,935,422
Wolseley PLC	12,082	649,471
Zurich Insurance Group AG*	7,372	2,224,328

		59,170,548

United Kingdom - 18.4%
3i Group PLC	53,130	346,815
Aberdeen Asset Management PLC	21,727	156,687
Admiral Group PLC	770	17,065
Aggreko PLC	11,962	337,992
AMEC PLC	829	15,483
Anglo American PLC	62,866	1,596,802
Antofagasta PLC	7,396	96,447
ARM Holdings PLC	62,890	1,013,782
ASOS PLC*	2,313	108,784
Associated British Foods PLC	16,101	765,276
AstraZeneca PLC	58,972	4,471,165
Aviva PLC	155,226	1,342,598
Babcock International Group PLC	14,229	264,804
BAE Systems PLC	197,923	1,462,506
Barclays PLC	681,989	2,541,212
BG Group PLC	151,039	3,012,706
BHP Billiton PLC	94,012	2,977,088
BP PLC	851,536	6,808,923
British American Tobacco PLC	88,136	5,199,403
British Land Co. PLC REIT	48,170	584,172
British Sky Broadcasting Group PLC	63,254	917,265
BT Group PLC	338,172	2,172,664
Bunzl PLC	15,230	416,172
Burberry Group PLC	19,545	461,077
Capita PLC	29,522	601,359
Carnival PLC	5,680	211,788
Centrica PLC	227,283	1,205,163
CNH Industrial NV	41,961	364,442
Cobham PLC	49,590	244,591
Compass Group PLC	92,919	1,510,960
Croda International PLC	311	11,266
Diageo PLC	115,356	3,400,202
Direct Line Insurance Group PLC	3,438	17,060
Dixons Carphone PLC	37,216	212,906
easyJet PLC	731	16,201
G4S PLC	70,151	308,620
GKN PLC	76,969	448,377
GlaxoSmithKline PLC	218,430	5,346,887
Hammerson PLC REIT	31,796	320,673
Hargreaves Lansdown PLC	7,176	133,665
HSBC Holdings PLC	853,781	9,241,404
ICAP PLC	23,640	148,819
IMI PLC	12,574	283,059
Imperial Tobacco Group PLC	41,636	1,815,821
Inmarsat PLC	1,216	14,141
InterContinental Hotels Group PLC	11,563	443,239
International Consolidated Airlines Group SA*	2,134	12,775
Intertek Group PLC	7,357	342,104
Intu Properties PLC REIT	2,899	16,460
Investec PLC	31,379	285,733
ITV PLC	164,380	576,351
J Sainsbury PLC	54,652	263,389
Johnson Matthey PLC	10,440	547,339
Kingfisher PLC	104,871	528,742
Land Securities Group PLC REIT	47,599	855,005

Legal & General Group PLC	191,380	767,922
Lloyds Banking Group PLC*	2,555,030	3,235,144
London Stock Exchange Group PLC	565	19,163
Marks & Spencer Group PLC	71,225	508,328
Meggitt PLC	36,182	283,276
Melrose Industries PLC	2,460	11,137
National Grid PLC	164,798	2,459,549
Next PLC	7,344	865,025
Old Mutual PLC	219,188	723,761
Pearson PLC	44,939	828,860
Persimmon PLC*	789	17,342
Petrofac Ltd.	797	14,938
Prudential PLC	134,536	3,238,549
Reckitt Benckiser Group PLC	31,847	2,775,695
Reed Elsevier PLC	52,512	856,515
Rexam PLC	35,267	296,839
Rio Tinto PLC	58,815	3,137,692
Rolls-Royce Holdings PLC*	111,969	1,897,875
Royal Bank of Scotland Group PLC*	102,586	617,873
Royal Mail PLC	15,223	112,815
RSA Insurance Group PLC	1,829	13,913
SABMiller PLC	48,501	2,675,623
Sage Group PLC (The)	38,892	254,196
Schroders PLC	5,211	210,738
Segro PLC REIT	33,113	203,452
Severn Trent PLC	11,265	363,743
Smith & Nephew PLC	34,507	597,497
Smiths Group PLC	17,582	384,121
Sports Direct International PLC*	4,552	54,826
SSE PLC	46,760	1,178,393
Standard Chartered PLC	96,803	1,949,366
Standard Life PLC	106,699	680,907
Subsea 7 SA	12,197	202,891
Tate & Lyle PLC	28,194	316,642
Tesco PLC	351,894	1,343,350
Travis Perkins PLC	10,929	316,244
TUI Travel PLC	75,135	464,636
Tullow Oil PLC	44,075	534,145
Unilever PLC	56,041	2,473,820
United Utilities Group PLC	30,118	438,500
Vodafone Group PLC	1,186,540	4,072,600
Weir Group PLC (The)	11,718	514,545
Whitbread PLC	10,882	792,900
William Hill PLC	2,151	12,498
WM Morrison Supermarkets PLC	99,208	292,340
WPP PLC	68,028	1,426,379

		111,251,992

TOTAL COMMON STOCKS
(Cost $577,308,487)		597,316,549

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	434	41,503
Fuchs Petrolub SE	670	27,515
Henkel AG & Co. KGaA	7,884	826,667
Porsche Automobil Holding SE	6,508	592,173
Volkswagen AG	6,470	1,452,448

TOTAL PREFERRED STOCKS
(Cost $3,126,912)		2,940,306

RIGHTS - 0.0%
Australia - 0.0%
AGL Energy Ltd.*, expires 9/25/14	5,027	12,864

Singapore - 0.0%
Oversea-Chinese Banking Corp. Ltd.*, expires 9/15/14	13,750	25,870

TOTAL RIGHTS
(Cost $0)		38,734

WARRANTS - 0.0%
Hong Kong - 0.0%
Sun Hung Kai Properties Ltd.*, expires 4/22/16
(Cost $4,861)	4,854	11,963

TOTAL INVESTMENTS - 99.2%
(Cost $580,440,260) (c)		$600,307,552
Other assets less liabilities - 0.8%		4,625,228

NET ASSETS - 100.0%		$604,932,780

SECTOR BREAKDOWN AS OF AUGUST 31, 2014 (Unaudited)

% of
Net Assets
Financial	25.2%
Consumer, Non-cyclical	23.1
Consumer, Cyclical	11.7
Industrial	11.1
Communications	7.5
Basic Materials	7.3
Energy	6.7
Utilities	4.0
Technology	2.1
Diversified	0.5

TOTAL INVESTMENTS	99.2
Other assets less liabilties	0.8

NET ASSETS	100.0%

As of August 31, 2014, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation(1)
E-mini MSCI EAFE Index Futures	20	$1,920,800	9/19/2014	$(46,600)

Cash posted as collateral to broker for futures contracts was $138,630 at August 31, 2014.

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2014.

As of August 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	9/4/2014	AUD	25,896,000	USD	24,025,408	$(153,485)
Barclays Bank PLC	9/4/2014	AUD	119,500	USD	110,679	(897)
Barclays Bank PLC	9/4/2014	AUD	298,000	USD	276,986	(1,254)
Barclays Bank PLC	9/4/2014	AUD	182,500	USD	170,722	323
JP Morgan & Chase Co.	9/4/2014	AUD	25,896,000	USD	24,025,014	(153,878)
JP Morgan & Chase Co.	9/4/2014	AUD	397,220	USD	369,665	(1,216)
JP Morgan & Chase Co.	9/4/2014	AUD	119,500	USD	110,679	(897)
JP Morgan & Chase Co.	9/4/2014	AUD	298,000	USD	276,941	(1,300)
JP Morgan & Chase Co.	9/4/2014	AUD	182,500	USD	170,722	323
The Bank of New York Mellon	9/4/2014	AUD	454,633	USD	425,158	671
Barclays Bank PLC	9/4/2014	CHF	24,531,000	USD	26,982,940	261,319
Barclays Bank PLC	9/4/2014	CHF	111,500	USD	122,867	1,410
Barclays Bank PLC	9/4/2014	CHF	281,500	USD	310,231	3,593
Barclays Bank PLC	9/4/2014	CHF	173,500	USD	189,620	626
JP Morgan & Chase Co.	9/4/2014	CHF	24,531,000	USD	26,982,346	260,725
JP Morgan & Chase Co.	9/4/2014	CHF	111,500	USD	122,866	1,409
JP Morgan & Chase Co.	9/4/2014	CHF	281,500	USD	310,229	3,591
JP Morgan & Chase Co.	9/4/2014	CHF	173,500	USD	189,619	625
The Bank of New York Mellon	9/4/2014	CHF	462,826	USD	505,358	1,202
Barclays Bank PLC	9/4/2014	DKK	25,012,000	USD	4,489,856	77,599
Barclays Bank PLC	9/4/2014	DKK	117,000	USD	20,980	341
Barclays Bank PLC	9/4/2014	DKK	293,500	USD	52,618	843
Barclays Bank PLC	9/4/2014	DKK	181,000	USD	32,022	93
JP Morgan & Chase Co.	9/4/2014	DKK	25,012,000	USD	4,489,820	77,563
JP Morgan & Chase Co.	9/4/2014	DKK	117,000	USD	20,980	341
JP Morgan & Chase Co.	9/4/2014	DKK	293,500	USD	52,617	842
JP Morgan & Chase Co.	9/4/2014	DKK	181,000	USD	32,022	93
Barclays Bank PLC	9/4/2014	EUR	299,500	USD	400,386	6,847
Barclays Bank PLC	9/4/2014	EUR	756,000	USD	1,010,422	17,050
Barclays Bank PLC	9/4/2014	EUR	66,792,000	USD	89,375,845	1,612,192
Barclays Bank PLC	9/4/2014	EUR	469,500	USD	618,995	2,079
JP Morgan & Chase Co.	9/4/2014	EUR	66,792,000	USD	89,374,709	1,611,057
JP Morgan & Chase Co.	9/4/2014	EUR	280,366	USD	376,431	8,034
JP Morgan & Chase Co.	9/4/2014	EUR	257,000	USD	344,678	6,984
JP Morgan & Chase Co.	9/4/2014	EUR	299,500	USD	400,385	6,847
JP Morgan & Chase Co.	9/4/2014	EUR	756,000	USD	1,010,422	17,050
JP Morgan & Chase Co.	9/4/2014	EUR	469,500	USD	618,995	2,079
The Bank of New York Mellon	9/4/2014	EUR	1,586,302	USD	2,089,500	5,123
Barclays Bank PLC	9/4/2014	GBP	38,007,000	USD	64,150,609	1,055,605
Barclays Bank PLC	9/4/2014	GBP	174,000	USD	292,451	3,596
Barclays Bank PLC	9/4/2014	GBP	436,000	USD	727,563	3,764
Barclays Bank PLC	9/4/2014	GBP	267,000	USD	442,919	(325)
JP Morgan & Chase Co.	9/4/2014	GBP	38,007,000	USD	64,150,875	1,055,871
JP Morgan & Chase Co.	9/4/2014	GBP	81,100	USD	136,044	1,411
JP Morgan & Chase Co.	9/4/2014	GBP	174,000	USD	292,452	3,596
JP Morgan & Chase Co.	9/4/2014	GBP	436,000	USD	727,561	3,763
JP Morgan & Chase Co.	9/4/2014	GBP	267,000	USD	442,919	(325)
The Bank of New York Mellon	9/4/2014	GBP	237,069	USD	393,706	150
Barclays Bank PLC	9/4/2014	HKD	70,742,000	USD	9,128,412	416
Barclays Bank PLC	9/4/2014	HKD	327,000	USD	42,189	(4)
Barclays Bank PLC	9/4/2014	HKD	822,500	USD	106,122	(7)
Barclays Bank PLC	9/4/2014	HKD	493,000	USD	63,612	(1)

JP Morgan & Chase Co.	9/4/2014	HKD	70,742,000	USD	9,128,471	475
JP Morgan & Chase Co.	9/4/2014	HKD	327,000	USD	42,189	(5)
JP Morgan & Chase Co.	9/4/2014	HKD	822,500	USD	106,122	(7)
JP Morgan & Chase Co.	9/4/2014	HKD	493,000	USD	63,612	(1)
The Bank of New York Mellon	9/4/2014	HKD	3,763,194	USD	485,564	(9)
Barclays Bank PLC	9/4/2014	ILS	4,853,000	USD	1,416,160	58,449
Barclays Bank PLC	9/4/2014	ILS	21,500	USD	6,161	146
Barclays Bank PLC	9/4/2014	ILS	53,500	USD	15,356	388
Barclays Bank PLC	9/4/2014	ILS	33,000	USD	9,245	13
JP Morgan & Chase Co.	9/4/2014	ILS	4,853,000	USD	1,416,304	58,593
JP Morgan & Chase Co.	9/4/2014	ILS	21,500	USD	6,161	146
JP Morgan & Chase Co.	9/4/2014	ILS	53,500	USD	15,356	388
JP Morgan & Chase Co.	9/4/2014	ILS	33,000	USD	9,245	13
Barclays Bank PLC	9/4/2014	JPY	6,096,933,000	USD	59,298,708	697,896
Barclays Bank PLC	9/4/2014	JPY	28,241,500	USD	276,275	4,832
Barclays Bank PLC	9/4/2014	JPY	70,844,500	USD	691,719	10,796
Barclays Bank PLC	9/4/2014	JPY	43,101,500	USD	415,660	1,389
JP Morgan & Chase Co.	9/4/2014	JPY	6,096,933,000	USD	59,297,150	696,339
JP Morgan & Chase Co.	9/4/2014	JPY	175,839,982	USD	1,714,742	24,652
JP Morgan & Chase Co.	9/4/2014	JPY	35,800,000	USD	350,770	6,677
JP Morgan & Chase Co.	9/4/2014	JPY	28,241,500	USD	276,271	4,827
JP Morgan & Chase Co.	9/4/2014	JPY	70,844,500	USD	691,713	10,790
JP Morgan & Chase Co.	9/4/2014	JPY	43,101,500	USD	415,660	1,389
The Bank of New York Mellon	9/4/2014	JPY	492,278,549	USD	4,738,724	7,177
Barclays Bank PLC	9/4/2014	NOK	16,036,000	USD	2,543,402	(43,545)
Barclays Bank PLC	9/4/2014	NOK	72,500	USD	11,720	24
Barclays Bank PLC	9/4/2014	NOK	181,500	USD	29,452	173
Barclays Bank PLC	9/4/2014	NOK	112,000	USD	18,128	61
JP Morgan & Chase Co.	9/4/2014	NOK	16,036,000	USD	2,543,473	(43,475)
JP Morgan & Chase Co.	9/4/2014	NOK	72,500	USD	11,720	24
JP Morgan & Chase Co.	9/4/2014	NOK	181,500	USD	29,452	172
JP Morgan & Chase Co.	9/4/2014	NOK	112,000	USD	18,128	60
Barclays Bank PLC	9/4/2014	NZD	465,000	USD	393,475	4,675
Barclays Bank PLC	9/4/2014	NZD	2,000	USD	1,684	12
Barclays Bank PLC	9/4/2014	NZD	5,500	USD	4,643	44
Barclays Bank PLC	9/4/2014	NZD	3,500	USD	2,933	7
JP Morgan & Chase Co.	9/4/2014	NZD	465,000	USD	393,495	4,695
JP Morgan & Chase Co.	9/4/2014	NZD	2,000	USD	1,685	12
JP Morgan & Chase Co.	9/4/2014	NZD	5,500	USD	4,644	45
JP Morgan & Chase Co.	9/4/2014	NZD	3,500	USD	2,934	7
Barclays Bank PLC	9/4/2014	SEK	61,711,000	USD	8,934,617	105,304
Barclays Bank PLC	9/4/2014	SEK	278,500	USD	40,480	633
Barclays Bank PLC	9/4/2014	SEK	703,000	USD	102,232	1,650
Barclays Bank PLC	9/4/2014	SEK	427,000	USD	61,272	179
JP Morgan & Chase Co.	9/4/2014	SEK	61,711,000	USD	8,934,624	105,310
JP Morgan & Chase Co.	9/4/2014	SEK	278,500	USD	40,480	633
JP Morgan & Chase Co.	9/4/2014	SEK	703,000	USD	102,231	1,649
JP Morgan & Chase Co.	9/4/2014	SEK	427,000	USD	61,271	178
Barclays Bank PLC	9/4/2014	SGD	4,962,000	USD	3,976,376	3,769
Barclays Bank PLC	9/4/2014	SGD	12,500	USD	9,995	(12)
Barclays Bank PLC	9/4/2014	SGD	31,500	USD	25,213	(7)
Barclays Bank PLC	9/4/2014	SGD	19,000	USD	15,210	(2)
JP Morgan & Chase Co.	9/4/2014	SGD	4,962,000	USD	3,976,344	3,737
JP Morgan & Chase Co.	9/4/2014	SGD	12,500	USD	9,995	(12)
JP Morgan & Chase Co.	9/4/2014	SGD	31,500	USD	25,213	(7)
JP Morgan & Chase Co.	9/4/2014	SGD	19,000	USD	15,210	(2)
The Bank of New York Mellon	9/4/2014	SGD	1,245,159	USD	997,753	872
Barclays Bank PLC	9/4/2014	USD	24,778,370	AUD	26,496,000	(39,263)
Barclays Bank PLC	9/4/2014	USD	27,403,924	CHF	25,097,500	(65,214)
Barclays Bank PLC	9/4/2014	USD	4,526,911	DKK	25,603,500	(10,310)
Barclays Bank PLC	9/4/2014	USD	89,988,293	EUR	68,317,000	(220,815)
Barclays Bank PLC	9/4/2014	USD	64,573,181	GBP	38,884,000	(22,279)
Barclays Bank PLC	9/4/2014	USD	9,339,798	HKD	72,384,500	133
Barclays Bank PLC	9/4/2014	USD	1,390,273	ILS	4,961,000	(2,348)
Barclays Bank PLC	9/4/2014	USD	60,058,705	JPY	6,239,120,500	(91,255)
Barclays Bank PLC	9/4/2014	USD	2,655,085	NOK	16,402,000	(9,094)
Barclays Bank PLC	9/4/2014	USD	398,388	NZD	476,000	(391)
Barclays Bank PLC	9/4/2014	USD	9,054,207	SEK	63,119,500	(23,371)
Barclays Bank PLC	9/4/2014	USD	4,026,607	SGD	5,025,000	(3,562)
JP Morgan & Chase Co.	9/4/2014	USD	92,972	AUD	99,600	24
JP Morgan & Chase Co.	9/4/2014	USD	25,060,073	AUD	26,793,620	(43,080)
JP Morgan & Chase Co.	9/4/2014	USD	27,403,505	CHF	25,097,500	(64,796)
JP Morgan & Chase Co.	9/4/2014	USD	17,827	DKK	100,700	(63)
JP Morgan & Chase Co.	9/4/2014	USD	4,509,061	DKK	25,502,800	(10,225)
JP Morgan & Chase Co.	9/4/2014	USD	11,479	EUR	8,700	(48)
JP Morgan & Chase Co.	9/4/2014	USD	90,683,511	EUR	68,845,666	(221,374)
JP Morgan & Chase Co.	9/4/2014	USD	220,475	GBP	133,000	317
JP Morgan & Chase Co.	9/4/2014	USD	64,490,410	GBP	38,832,100	(25,667)
JP Morgan & Chase Co.	9/4/2014	USD	10,968	HKD	85,000	—
JP Morgan & Chase Co.	9/4/2014	USD	9,328,787	HKD	72,299,500	177
JP Morgan & Chase Co.	9/4/2014	USD	1,390,259	ILS	4,961,000	(2,334)
JP Morgan & Chase Co.	9/4/2014	USD	45,250	JPY	4,700,000	(75)
JP Morgan & Chase Co.	9/4/2014	USD	62,049,964	JPY	6,446,060,482	(93,505)
JP Morgan & Chase Co.	9/4/2014	USD	10,032	NOK	62,000	(30)
JP Morgan & Chase Co.	9/4/2014	USD	2,645,211	NOK	16,340,000	(9,222)
JP Morgan & Chase Co.	9/4/2014	USD	1,256	NZD	1,500	(2)
JP Morgan & Chase Co.	9/4/2014	USD	397,204	NZD	474,500	(461)
JP Morgan & Chase Co.	9/4/2014	USD	9,054,259	SEK	63,119,500	(23,423)
JP Morgan & Chase Co.	9/4/2014	USD	62,531	SGD	78,000	(83)
JP Morgan & Chase Co.	9/4/2014	USD	3,964,101	SGD	4,947,000	(3,504)
The Bank of New York Mellon	9/4/2014	USD	421,800	AUD	454,633	2,687

The Bank of New York Mellon	9/4/2014	USD	509,600	CHF	462,826	(5,444)
The Bank of New York Mellon	9/4/2014	USD	1,722,400	EUR	1,286,302	(32,219)
The Bank of New York Mellon	9/4/2014	USD	402,905	EUR	300,000	(8,710)
The Bank of New York Mellon	9/4/2014	USD	400,300	GBP	237,069	(6,744)
The Bank of New York Mellon	9/4/2014	USD	485,600	HKD	3,763,194	(27)
The Bank of New York Mellon	9/4/2014	USD	4,499,000	JPY	462,278,549	(55,799)
The Bank of New York Mellon	9/4/2014	USD	292,782	JPY	30,000,000	(4,436)
The Bank of New York Mellon	9/4/2014	USD	405,300	SGD	505,159	(867)
The Bank of New York Mellon	9/4/2014	USD	592,428	SGD	740,000	21
The Bank of New York Mellon	9/5/2014	AUD	448,000	USD	416,153	(2,113)
The Bank of New York Mellon	9/5/2014	CHF	453,000	USD	500,113	6,656
The Bank of New York Mellon	9/5/2014	EUR	1,247,000	USD	1,673,979	35,432
The Bank of New York Mellon	9/5/2014	GBP	230,000	USD	386,810	4,992
The Bank of New York Mellon	9/5/2014	HKD	3,862,000	USD	498,339	16
The Bank of New York Mellon	9/5/2014	JPY	457,414,000	USD	4,459,700	63,220
The Bank of New York Mellon	9/5/2014	SGD	507,000	USD	406,662	755
The Bank of New York Mellon	9/5/2014	USD	418,928	AUD	448,000	(663)
The Bank of New York Mellon	9/5/2014	USD	494,633	CHF	453,000	(1,176)
The Bank of New York Mellon	9/5/2014	USD	1,642,578	EUR	1,247,000	(4,031)
The Bank of New York Mellon	9/5/2014	USD	381,964	GBP	230,000	(146)
The Bank of New York Mellon	9/5/2014	USD	498,316	HKD	3,862,000	7
The Bank of New York Mellon	9/5/2014	USD	4,403,148	JPY	457,414,000	(6,669)
The Bank of New York Mellon	9/5/2014	USD	406,266	SGD	507,000	(359)
Barclays Bank PLC	10/3/2014	AUD	13,374,000	USD	12,481,709	19,791
Canadian Imperial Bank of Commerce	10/3/2014	AUD	13,374,000	USD	12,481,687	19,769
JP Morgan & Chase Co.	10/3/2014	AUD	13,374,000	USD	12,483,158	21,240
State Street Bank & Trust Co.	10/3/2014	AUD	13,374,000	USD	12,481,553	19,635
Barclays Bank PLC	10/3/2014	CHF	12,787,000	USD	13,965,553	33,324
Canadian Imperial Bank of Commerce	10/3/2014	CHF	12,787,000	USD	13,965,477	33,247
JP Morgan & Chase Co.	10/3/2014	CHF	12,787,000	USD	13,964,943	32,714
State Street Bank & Trust Co.	10/3/2014	CHF	12,787,000	USD	13,965,553	33,324
Barclays Bank PLC	10/3/2014	DKK	13,246,000	USD	2,342,364	5,253
Canadian Imperial Bank of Commerce	10/3/2014	DKK	13,246,000	USD	2,342,393	5,282
JP Morgan & Chase Co.	10/3/2014	DKK	13,246,000	USD	2,342,373	5,261
State Street Bank & Trust Co.	10/3/2014	DKK	13,246,000	USD	2,342,397	5,286
Barclays Bank PLC	10/3/2014	EUR	34,547,000	USD	45,515,268	113,828
Canadian Imperial Bank of Commerce	10/3/2014	EUR	34,547,000	USD	45,512,563	111,123
JP Morgan & Chase Co.	10/3/2014	EUR	34,547,000	USD	45,512,218	110,778
State Street Bank & Trust Co.	10/3/2014	EUR	34,547,000	USD	45,512,909	111,468
Barclays Bank PLC	10/3/2014	GBP	19,696,000	USD	32,702,195	12,063
Canadian Imperial Bank of Commerce	10/3/2014	GBP	19,696,000	USD	32,702,057	11,926
JP Morgan & Chase Co.	10/3/2014	GBP	19,696,000	USD	32,702,254	12,123
State Street Bank & Trust Co.	10/3/2014	GBP	19,696,000	USD	32,702,057	11,926
Barclays Bank PLC	10/3/2014	HKD	36,072,000	USD	4,654,545	(92)
Canadian Imperial Bank of Commerce	10/3/2014	HKD	36,072,000	USD	4,654,524	(113)
JP Morgan & Chase Co.	10/3/2014	HKD	36,072,000	USD	4,654,542	(95)
State Street Bank & Trust Co.	10/3/2014	HKD	36,072,000	USD	4,654,512	(125)
Barclays Bank PLC	10/3/2014	JPY	3,168,219,000	USD	30,504,488	46,263
Canadian Imperial Bank of Commerce	10/3/2014	JPY	3,168,219,000	USD	30,504,121	45,896
JP Morgan & Chase Co.	10/3/2014	JPY	3,168,219,000	USD	30,503,240	45,015
State Street Bank & Trust Co.	10/3/2014	JPY	3,168,219,000	USD	30,504,356	46,131
Barclays Bank PLC	10/3/2014	NOK	8,682,000	USD	1,403,946	4,780
Canadian Imperial Bank of Commerce	10/3/2014	NOK	8,682,000	USD	1,403,957	4,791
JP Morgan & Chase Co.	10/3/2014	NOK	8,682,000	USD	1,404,054	4,888
State Street Bank & Trust Co.	10/3/2014	NOK	8,682,000	USD	1,403,962	4,796
Barclays Bank PLC	10/3/2014	NZD	240,000	USD	200,297	189
Canadian Imperial Bank of Commerce	10/3/2014	NZD	240,000	USD	200,304	196
JP Morgan & Chase Co.	10/3/2014	NZD	240,000	USD	200,334	226
State Street Bank & Trust Co.	10/3/2014	NZD	240,000	USD	200,299	191
Barclays Bank PLC	10/3/2014	SEK	31,171,000	USD	4,470,906	11,473
Canadian Imperial Bank of Commerce	10/3/2014	SEK	31,171,000	USD	4,470,900	11,467
JP Morgan & Chase Co.	10/3/2014	SEK	31,171,000	USD	4,470,948	11,515
State Street Bank & Trust Co.	10/3/2014	SEK	31,171,000	USD	4,470,922	11,489
Barclays Bank PLC	10/3/2014	SGD	2,590,000	USD	2,075,327	1,801
Canadian Imperial Bank of Commerce	10/3/2014	SGD	2,590,000	USD	2,075,262	1,736
JP Morgan & Chase Co.	10/3/2014	SGD	2,590,000	USD	2,075,304	1,778
State Street Bank & Trust Co.	10/3/2014	SGD	2,590,000	USD	2,075,337	1,811
The Bank of New York Mellon	10/3/2014	USD	339,600	CHF	310,932	(820)
The Bank of New York Mellon	10/3/2014	USD	413,000	DKK	2,335,408	(943)
The Bank of New York Mellon	10/3/2014	USD	2,008,300	EUR	1,524,400	(4,943)
The Bank of New York Mellon	10/3/2014	USD	1,078,500	GBP	649,559	(404)
The Bank of New York Mellon	10/3/2014	USD	1,503,700	JPY	156,173,831	(2,296)
The Bank of New York Mellon	10/3/2014	USD	341,300	NOK	2,110,545	(1,171)
The Bank of New York Mellon	10/3/2014	USD	344,100	SGD	429,427	(305)
Barclays Bank PLC	10/6/2014	ILS	2,469,000	USD	692,006	1,081
Canadian Imperial Bank of Commerce	10/6/2014	ILS	2,469,000	USD	692,004	1,079
JP Morgan & Chase Co.	10/6/2014	ILS	2,469,000	USD	692,023	1,098
State Street Bank & Trust Co.	10/6/2014	ILS	2,469,000	USD	692,013	1,088

Total net unrealized appreciation						$7,513,745

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2014.

Currency Abbreviations

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - Pound Sterling

HKD - Hong Kong Dollar

ILS - Israeli New Sheqel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - U.S. Dollar

*	Non-income producing security.
#	Fair Valued Security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.

	Fair Value 5/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 8/31/2014	Dividend Income
Deutsche Bank AG (Common Stock)	$1,688,545	$673,631	$—	$(277,498)	$—	$2,084,678	$—

(c)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $582,567,422. The net unrealized appreciation was $17,740,130 which consisted of aggregate gross unrealized appreciation of $32,287,997 and aggregate gross unrealized depreciation of $14,547,867.

CDI - Chess Depositary Interest

FDR - Fixed Depositary Receipt

REIT - Real Estate Investment Trust

RSP - Risparmio (Convertible Savings Shares)

SDR - Swedish Depositary Receipt

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

(formerly db X-trackers MSCI Emerging Markets Hedged Equity Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.7%
Brazil - 6.9%
Ambev SA	27,289	$198,709
B2W Cia Digital*	32	542
Banco Bradesco SA	4,483	80,146
Banco do Brasil SA	4,943	77,264
Banco Santander Brasil SA	7,794	53,829
BB Seguridade Participacoes SA	3,017	48,170
BM&F Bovespa SA	19,651	118,512
BR Malls Participacoes SA	6,101	63,422
BRF SA	7,829	209,495
CCR SA	9,941	89,973
Centrais Eletricas Brasileiras SA	3,220	11,723
Cia Siderurgica Nacional SA	9,822	43,088
Cielo SA	6,411	120,172
Cosan SA Industria e Comercio	1,357	28,189
CPFL Energia SA	2,108	21,273
Duratex SA	1,887	8,489
EcoRodovias Infraestrutura e Logistica SA	1,109	7,085
EDP - Energias do Brasil SA	2,033	10,263
Embraer SA	8,813	85,866
JBS SA	10,165	45,955
Klabin SA	3,454	17,544
Kroton Educacional SA	1,709	51,190
Localiza Rent a Car SA	1,425	25,368
Lojas Renner SA	2,852	97,619
Multiplan Empreendimentos Imobiliarios SA	676	17,428
Natura Cosmeticos SA	2,709	49,630
Petroleo Brasileiro SA	21,829	215,900
Souza Cruz SA	2,033	19,036
Tim Participacoes SA	6,777	37,995
Totvs SA	1,680	30,666
Tractebel Energia SA	1,357	22,739
Ultrapar Participacoes SA	4,066	104,788
Vale SA	12,038	156,598

		2,168,666

Chile - 1.5%
AES Gener SA	46,951	24,192
Banco de Credito e Inversiones	711	39,058
Banco Santander Chile	409,785	24,471
CAP SA	677	8,107
Cencosud SA	9,197	27,814
Colbun SA	71,270	18,800
Corpbanca SA	1,294,340	16,030
Empresa Nacional de Electricidad SA	36,225	55,782
Empresas CMPC SA	13,237	33,210
Empresas Copec SA	3,616	45,811
Enersis SA	155,897	52,894
ENTEL Chile SA	1,358	15,702
LATAM Airlines Group SA*	2,608	32,519
SACI Falabella	11,319	85,915

		480,305

China - 16.8%
AAC Technologies Holdings, Inc.	3,947	25,744
Agile Property Holdings Ltd.	8,582	6,733
Agricultural Bank of China Ltd., Class H	135,503	62,593
Air China Ltd., Class H	38,549	23,875
Anhui Conch Cement Co. Ltd., Class H	16,941	61,206

Anta Sports Products Ltd.	33,876	65,042
Bank of China Ltd., Class H	668,983	310,752
Bank of Communications Co. Ltd., Class H	74,526	54,428
BBMG Corp., Class H	22,632	16,879
Belle International Holdings Ltd.	33,876	43,317
Biostime International Holdings Ltd.	1,370	5,118
Byd Co. Ltd., Class H	10,386	73,774
China BlueChemical Ltd., Class H	28,000	13,801
China CITIC Bank Corp. Ltd., Class H	67,757	42,752
China Communications Construction Co. Ltd., Class H	40,652	29,636
China Communications Services Corp. Ltd., Class H	54,080	26,098
China Construction Bank Corp., Class H	563,030	418,457
China Everbright Bank Co. Ltd., Class H	15,068	7,038
China Gas Holdings Ltd.	61,180	108,939
China International Marine Containers Group Co. Ltd., Class H	4,184	9,005
China Life Insurance Co. Ltd., Class H	59,044	169,513
China Longyuan Power Group Corp., Class H	60,977	65,934
China Mengniu Dairy Co. Ltd.	22,586	104,768
China Merchants Bank Co. Ltd., Class H	30,490	58,304
China Minsheng Banking Corp. Ltd., Class H	69,110	64,918
China National Building Material Co. Ltd., Class H	22,358	20,540
China Pacific Insurance Group Co. Ltd., Class H	16,280	61,128
China Petroleum & Chemical Corp., Class H	176,152	178,651
China Railway Construction Corp. Ltd., Class H	282	270
China Resources Cement Holdings Ltd.	21,002	14,444
China Resources Enterprise Ltd.	13,567	36,499
China Resources Power Holdings Co. Ltd.	20,104	60,830
China Shenhua Energy Co. Ltd., Class H	27,106	78,170
China Shipping Container Lines Co. Ltd., Class H*	31,960	9,114
China State Construction International Holdings Ltd.	20,104	32,426
China Telecom Corp. Ltd., Class H	121,958	75,377
China Vanke Co. Ltd., Class H*	2,236	4,189
CNOOC Ltd.	124,728	250,742
Country Garden Holdings Co. Ltd.	129,020	57,268
CSR Corp. Ltd., Class H	3,816	3,442
Dongfeng Motor Group Co. Ltd., Class H	40,700	75,413
ENN Energy Holdings Ltd.	2,033	14,362
Fosun International Ltd.	60,691	74,552
GOME Electrical Appliances Holding Ltd.	55,985	9,969
Great Wall Motor Co. Ltd., Class H	29,136	123,686
Guangdong Investment Ltd.	40,876	49,420
Guangzhou R&F Properties Co. Ltd., Class H	5,418	6,530
Haitian International Holdings Ltd.	1,282	3,341
Hengan International Group Co. Ltd.	4,523	48,235
Industrial & Commercial Bank of China Ltd., Class H	466,361	309,301
Intime Retail Group Co. Ltd.	11,745	10,684
Kingsoft Corp. Ltd.	3,225	9,238
Lee & Man Paper Manufacturing Ltd.	115,178	67,769
Lenovo Group Ltd.	54,260	82,895
Longfor Properties Co. Ltd.	21,909	27,987
Nine Dragons Paper Holdings Ltd.	51,092	39,884
PetroChina Co. Ltd., Class H	191,254	271,456
PICC Property & Casualty Co. Ltd., Class H	40,700	67,535
Ping An Insurance Group Co. of China Ltd., Class H	13,567	110,461
Poly Property Group Co. Ltd.	36,177	15,731
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	11,233	11,378
Shanghai Industrial Holdings Ltd.	20,326	67,797
Shenzhou International Group Holdings Ltd.	3,380	10,532
Sihuan Pharmaceutical Holdings Group Ltd.	12,966	8,683
Sino Biopharmaceutical Ltd.	143,091	131,827
Sinopec Engineering Group Co. Ltd., Class H	4,600	5,247
Sinopec Shanghai Petrochemical Co. Ltd., Class H	21,166	7,074
Sinopharm Group Co. Ltd., Class H	5,879	20,519
Soho China Ltd.	81,303	66,510
Tencent Holdings Ltd.	21,594	352,468
Tingyi Cayman Islands Holding Corp.	27,106	76,071
Tsingtao Brewery Co. Ltd., Class H	8,571	65,084
Uni-President China Holdings Ltd.	56,235	50,793

Want Want China Holdings Ltd.	74,526	92,412
Weichai Power Co. Ltd., Class H	2,000	8,103
Yanzhou Coal Mining Co. Ltd., Class H	32,000	27,086
Zhongsheng Group Holdings Ltd.	20,548	22,775
Zhuzhou CSR Times Electric Co. Ltd., Class H	2,080	7,206
Zijin Mining Group Co. Ltd., Class H	100,330	26,150
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	26,100	16,266

		5,244,144

Colombia - 0.7%
Almacenes Exito SA	1,358	23,091
Cementos Argos SA	3,400	20,003
Cemex Latam Holdings SA*	4,134	40,894
Grupo de Inversiones Suramericana SA	3,056	70,165
Interconexion Electrica SA ESP	5,434	27,443
Isagen SA ESP	25,794	38,542

		220,138

Czech Republic - 0.1%
CEZ AS	1,358	39,405
O2 Czech Republic AS	344	4,824

		44,229

Egypt - 0.4%
Commercial International Bank Egypt SAE	8,538	55,180
Talaat Moustafa Group	13,365	19,515
Telecom Egypt Co.	16,602	33,459

		108,154

Greece - 0.7%
Alpha Bank AE*	3,742	3,275
Eurobank Ergasias SA*	5,700	2,419
FF Group*	73	3,021
Hellenic Telecommunications Organization SA*	3,282	46,919
JUMBO SA*	332	4,886
National Bank of Greece SA*	10,062	34,507
OPAP SA	2,618	41,589
Piraeus Bank SA*	17,700	34,886
Public Power Corp. SA*	2,631	38,200
Titan Cement Co. SA	675	18,004

		227,706

Hong Kong - 2.8%
Alibaba Pictures Group Ltd.*	7,391	1,535
Beijing Enterprises Holdings Ltd.	5,420	46,717
Beijing Enterprises Water Group Ltd.	32,057	21,840
Brilliance China Automotive Holdings Ltd.	7,681	14,232
China Everbright International Ltd.	30,859	42,287
China Mobile Ltd.	44,070	548,169
China Overseas Land & Investment Ltd.	40,700	114,485
China Taiping Insurance Holdings Co. Ltd.*	245	596
CITIC 21CN Co. Ltd.*	11,763	9,259
GCL-Poly Energy Holdings Ltd.*	67,635	24,349
Hanergy Solar Group Ltd.*	30,538	5,004
Kunlun Energy Co. Ltd.	24,527	40,509
New World China Land Ltd.	24,737	15,161

		884,143

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC	934	45,991
OTP Bank PLC	536	9,260
Richter Gedeon Nyrt	572	9,199

		64,450

India - 5.4%
Dr. Reddy’s Laboratories Ltd., ADR	3,717	182,170
HDFC Bank Ltd., ADR	5,876	291,977
ICICI Bank Ltd., ADR	4,067	217,585

Infosys Ltd., ADR	2,037	121,202
Larsen & Toubro Ltd., GDR	7,397	185,961
Reliance Industries Ltd., GDR, 144A	9,181	305,544
Tata Motors Ltd., ADR	4,603	221,819
Wipro Ltd., ADR	12,226	146,222

		1,672,480

Indonesia - 2.6%
PT Astra Agro Lestari Tbk	6,777	14,774
PT Astra International Tbk	168,663	109,222
PT Bank Central Asia Tbk	98,238	94,059
PT Bank Danamon Indonesia Tbk	41,829	13,410
PT Bank Mandiri Persero Tbk	84,691	75,116
PT Bank Negara Indonesia Persero Tbk	64,366	29,439
PT Bank Rakyat Indonesia Persero Tbk	91,468	86,404
PT Charoen Pokphand Indonesia Tbk	110,801	36,420
PT Gudang Garam Tbk	5,420	25,021
PT Indo Tambangraya Megah Tbk	831	2,002
PT Lippo Karawaci Tbk	6,700	613
PT Matahari Department Store Tbk	21,958	30,551
PT Perusahaan Gas Negara Persero Tbk	145,668	72,227
PT Semen Indonesia Persero Tbk	27,106	37,597
PT Telekomunikasi Indonesia Persero Tbk	406,949	92,714
PT Unilever Indonesia Tbk	13,567	35,983
PT United Tractors Tbk	23,350	44,215
PT XL Axiata Tbk	29,138	14,821

		814,588

Malaysia - 4.7%
AirAsia Bhd	21,200	16,209
AMMB Holdings Bhd	14,800	31,365
Axiata Group Bhd	3,500	7,695
British American Tobacco Malaysia Bhd	5,300	121,066
CIMB Group Holdings Bhd	39,800	93,187
DiGi.Com Bhd	37,500	68,171
Genting Bhd	18,900	57,443
Genting Malaysia Bhd	26,200	37,488
Hong Leong Bank Bhd	13,500	61,675
IOI Corp. Bhd	38,300	58,082
IOI Properties Group Bhd*	12,466	9,729
Kuala Lumpur Kepong Bhd	5,000	34,962
Lafarge Malaysia Bhd	24,300	78,636
Malayan Banking Bhd	26,600	85,235
Maxis Bhd	32,300	67,121
MMC Corp. Bhd	22,000	17,240
Petronas Chemicals Group Bhd	29,400	58,763
Petronas Dagangan Bhd	13,100	83,537
Petronas Gas Bhd	6,200	44,848
Public Bank Bhd	15,800	96,645
RHB Capital Bhd	5,800	16,874
Sime Darby Bhd	22,000	66,028
Telekom Malaysia Bhd	24,200	48,830
Tenaga Nasional Bhd	26,800	105,261
UMW Holdings Bhd	18,400	72,152
YTL Corp. Bhd	42,893	22,045
YTL Power International Bhd*	30,870	14,593

		1,474,880

Mexico - 5.4%
Alfa SAB de CV, Class A	27,106	87,205
America Movil SAB de CV, Series L	295,532	361,370
Arca Continental SAB de CV	6,777	49,814
Cemex SAB de CV*	128,147	170,219
Coca-Cola Femsa SAB de CV, Series L	2,710	29,542
Fomento Economico Mexicano SAB de CV	15,611	151,529
Grupo Bimbo SAB de CV, Series A	14,934	47,006
Grupo Carso SAB de CV, Series A1	6,099	37,265
Grupo Financiero Banorte SAB de CV, Class O	16,942	119,258

Grupo Financiero Inbursa SAB de CV, Class O	28,457	86,459
Grupo Financiero Santander Mexico SAB de CV, Class B	10,940	32,761
Grupo Mexico SAB de CV, Series B	32,899	119,502
Grupo Televisa SAB, Series CPO	27,586	205,238
Industrias Penoles SAB de CV	1,131	28,697
Minera Frisco SAB de CV, Class A1*	5,421	10,899
Wal-Mart de Mexico SAB de CV, Series V	50,899	138,567

		1,675,331

Peru - 0.1%
Cia de Minas Buenaventura SA, Class B, ADR	1,021	14,866
Credicorp Ltd.	140	21,710

		36,576

Philippines - 1.3%
Aboitiz Power Corp.	31,700	27,265
Ayala Land, Inc.	77,500	58,658
Bank of the Philippine Islands	16,660	36,301
BDO Unibank, Inc.	16,429	34,101
Energy Development Corp.	137,000	22,844
Metropolitan Bank & Trust Company	16,789	33,097
Philippine Long Distance Telephone Co.	675	53,412
SM Investments Corp.	1,660	29,393
Universal Robina Corp.	30,040	111,960

		407,031

Poland - 2.7%
Bank Pekao SA	2,489	139,955
Cyfrowy Polsat SA	4,299	34,347
Enea SA	4,819	22,568
Orange Polska SA	16,680	55,931
PGE SA	14,966	101,909
Powszechna Kasa Oszczednosci Bank Polski SA	11,266	134,540
Powszechny Zaklad Ubezpieczen SA	2,118	310,132
Synthos SA	25,672	36,870

		836,252

Qatar - 0.1%
Industries Qatar QSC	200	10,628
Masraf Al Rayan	1,513	21,608

		32,236

Russia - 4.8%
Gazprom OAO, ADR	12,677	90,641
Lukoil OAO, ADR	3,876	216,087
Magnit OJSC, GDR	3,328	193,690
MegaFon OAO, GDR	3,566	100,918
MMC Norilsk Nickel OJSC, ADR	12,639	247,345
Mobile TeleSystems OJSC, ADR	2,716	50,110
NovaTek OAO, GDR	1,510	151,906
Rosneft Oil Co. OJSC, GDR	32,059	195,752
Sistema JSFC, GDR	2,697	61,357
Surgutneftegas OJSC, ADR	10,185	70,480
Tatneft, ADR	1,704	63,218
VTB Bank OJSC, GDR	33,931	70,576

		1,512,080

South Africa - 4.6%
AngloGold Ashanti Ltd., ADR*	7,117	122,270
Gold Fields Ltd., ADR	29,573	143,134
Harmony Gold Mining Co. Ltd., ADR*	33,259	101,107
Impala Platinum Holdings Ltd., ADR	12,329	110,961
MTN Group Ltd., ADR	23,906	544,578
Sasol Ltd., ADR	6,896	403,968

		1,426,018

South Korea - 15.5%
Amorepacific Corp.	50	104,049
Celltrion, Inc.*	602	24,728
Coway Co. Ltd.	1,456	122,201
Daewoo Engineering & Construction Co. Ltd.*	2,080	17,478
Daewoo International Corp.	620	22,777
DGB Financial Group, Inc.	1,350	23,566
Doosan Corp.	181	21,510
Doosan Heavy Industries & Construction Co. Ltd.	620	17,641
Doosan Infracore Co. Ltd.*	680	7,947
E-Mart Co. Ltd.	458	110,215
Hana Financial Group, Inc.	1,890	79,313
Hankook Tire Co. Ltd.	273	14,162
Hanwha Corp.	620	18,497
Hanwha Life Insurance Co. Ltd.	5,480	37,616
Hyundai Department Store Co. Ltd.	116	18,133
Hyundai Engineering & Construction Co. Ltd.	876	55,206
Hyundai Heavy Industries Co. Ltd.	344	48,855
Hyundai Merchant Marine Co. Ltd.*	680	8,249
Hyundai Mipo Dockyard Co. Ltd.	121	15,394
Hyundai Mobis Co. Ltd.	532	154,257
Hyundai Motor Co.	1,274	292,758
Hyundai Steel Co.	577	43,078
Hyundai Wia Corp.	158	34,749
Kangwon Land, Inc.	620	22,043
KB Financial Group, Inc.	3,232	132,442
Kia Motors Corp.	2,485	149,990
Korea Electric Power Corp.	250	10,405
Korea Gas Corp.*	594	33,041
Korean Air Lines Co. Ltd.*	261	9,383
KT&G Corp.	2,082	194,863
Kumho Petro Chemical Co. Ltd.	84	6,735
LG Chem Ltd.	375	99,672
LG Corp.	903	63,142
LG Display Co. Ltd.*	1,080	37,333
LG Electronics, Inc.	795	59,275
LG Household & Health Care Ltd.	134	67,796
LG Uplus Corp.	6,690	72,248
Lotte Shopping Co. Ltd.	154	50,425
LS Corp.	605	41,767
NAVER Corp.	128	96,952
NCSoft Corp.	135	19,306
Neo Holdings Co. Ltd.*	26	—
OCI Co. Ltd.*	181	25,973
POSCO	499	164,373
Samsung C&T Corp.	1,011	74,383
Samsung Card Co. Ltd.	620	29,809
Samsung Electro-Mechanics Co. Ltd.	282	15,269
Samsung Electronics Co. Ltd.	717	872,604
Samsung Fire & Marine Insurance Co. Ltd.	675	184,735
Samsung Heavy Industries Co. Ltd.	1,620	43,538
Samsung Life Insurance Co. Ltd.	2,135	224,250
Samsung SDI Co. Ltd.	1,035	154,645
Shinhan Financial Group Co. Ltd.	3,250	168,277
SK C&C Co. Ltd.	166	34,790
SK Holdings Co. Ltd.	356	56,352
SK Hynix, Inc.*	4,690	209,997
SK Innovation Co. Ltd.	273	25,336
SK Networks Co. Ltd.*	2,080	20,165
S-Oil Corp.	484	22,363
Woori Finance Holdings Co. Ltd.*	4,077	55,287

		4,841,343

Taiwan - 10.0%
Advanced Semiconductor Engineering, Inc., ADR	69,615	444,144
AU Optronics Corp., ADR	25,295	124,957
Chunghwa Telecom Co. Ltd., ADR	11,134	347,603
Hon Hai Precision Industry Co. Ltd., GDR	113,706	762,966
Siliconware Precision Industries Co., ADR	43,673	320,997
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	41,728	873,784
United Microelectronics Corp., ADR	112,024	248,693

		3,123,144

Thailand - 2.5%
Bangkok Bank PCL, NVDR	13,000	83,438
Indorama Ventures PCL, NVDR	135,700	114,712
IRPC PCL, NVDR	625,908	65,060
Kasikornbank PCL, NVDR	15,800	111,302
Krung Thai Bank PCL, NVDR	163,100	120,002
PTT Exploration & Production PCL, NVDR	11,600	59,743
PTT PCL, NVDR	5,800	58,291
Siam Commercial Bank PCL, NVDR	19,300	112,996
Thai Oil PCL, NVDR	32,300	52,333

		777,877

Turkey - 2.1%
Akbank TAS	14,806	56,443
Arcelik AS	6,672	39,973
BIM Birlesik Magazalar AS	2,684	63,080
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	11,537	14,518
Enka Insaat ve Sanayi AS	9,771	24,455
Eregli Demir ve Celik Fabrikalari TAS	16,677	32,405
Ford Otomotiv Sanayi AS*	3,504	46,201
Haci Omer Sabanci Holding AS	4,754	21,994
KOC Holding AS	1,618	8,272
TAV Havalimanlari Holding AS	593	4,925
Tofas Turk Otomobil Fabrikasi AS	5,870	36,119
Turk Hava Yollari*	12,462	39,492
Turk Telekomunikasyon AS	4,076	11,805
Turkcell Iletisim Hizmetleri AS*	11,999	70,223
Turkiye Garanti Bankasi AS	17,023	66,706
Turkiye Halk Bankasi AS	2,723	19,967
Turkiye Is Bankasi, Class C	21,503	55,511
Turkiye Vakiflar Bankasi TAO, Class D	8,823	20,328
Yapi ve Kredi Bankasi AS	8,145	18,125

		650,542

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	7,036	15,344
Aldar Properties PJSC	22,600	24,550
Arabtec Holding Co.*	16,587	21,270
DP World Ltd.	1,600	30,048
Dubai Financial Market	19,488	18,039
Dubai Islamic Bank PJSC	12,561	26,708
Emaar Properties PJSC	19,739	55,084
First Gulf Bank PJSC	4,748	23,591
National Bank of Abu Dhabi PJSC	3,600	13,722

		228,356

United States - 0.1%
Southern Copper Corp.	1,048	34,385

TOTAL COMMON STOCKS
(Cost $25,969,947)		28,985,054

PREFERRED STOCKS - 6.5%
Brazil - 5.8%
AES Tiete SA	557	5,006
Banco Bradesco SA	16,378	298,806
Bradespar SA	2,341	21,386
Braskem SA	4,066	27,700
Cia Brasileira de Distribuicao	1,357	69,059
Cia Energetica de Minas Gerais	7,747	66,309
Gerdau SA	8,129	47,064
Itau Unibanco Holding SA	27,179	490,036
Itausa - Investimentos Itau SA	26,821	130,600
Metalurgica Gerdau SA	4,067	28,815

Oi SA	2,709	1,755
Petroleo Brasileiro SA	33,818	352,759
Telefonica Brasil SA	3,030	64,769
Vale SA	18,423	213,735

		1,817,799

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, Class B	1,510	41,664

Colombia - 0.1%
Bancolombia SA	810	12,820
Grupo Argos SA	524	6,384

		19,204

South Korea - 0.5%
Samsung Electronics Co. Ltd.	160	160,955

TOTAL PREFERRED STOCKS
(Cost $1,766,753)		2,039,622

WARRANTS - 0.0%
Thailand - 0.0%
Indorama Ventures PCL*, expires 12/31/17	13,570	2,097
Indorama Ventures PCL*, expires 12/31/18	10,438	1,557
TOTAL WARRANTS

(Cost $3,513)		3,654

TOTAL INVESTMENTS - 99.2%
(Cost $27,740,213) (a)		$31,028,330
Other assets less liabilities - 0.8%		251,344

NET ASSETS - 100.0%		$31,279,674

SECTOR BREAKDOWN AS OF AUGUST 31, 2014 (Unaudited)

% of Net Assets
Financial	24.9%
Communications	12.0
Technology	11.4
Consumer, Non-cyclical	10.0
Energy	9.6
Basic Materials	9.2
Consumer, Cyclical	8.8
Industrial	8.0
Utilities	3.8
Diversified	1.5

TOTAL INVESTMENTS	99.2
Other assets less liabilities	0.8

NET ASSETS	100.0%

As of August 31, 2014, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
E-mini MSCI Emerging Markets Index Futures	4	$217,160	9/19/2014	$8,380

Cash posted as collateral to broker for futures contracts was $1,633 at August 31, 2014.

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2014.

As of August 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	9/4/2014	AED	599,000	USD	163,026	$(56)
JP Morgan & Chase Co.	9/4/2014	AED	11,000	USD	2,995	—
The Bank of New York Mellon	9/4/2014	AED	33,800	USD	9,203	1
Barclays Bank PLC	9/4/2014	BRL	4,281,000	USD	1,871,066	(39,157)
JP Morgan & Chase Co.	9/4/2014	BRL	4,281,000	USD	1,868,861	(41,362)
JP Morgan & Chase Co.	9/4/2014	BRL	43,147	USD	18,720	(533)
The Bank of New York Mellon	9/4/2014	BRL	26,938	USD	12,036	16
JP Morgan & Chase Co.	9/4/2014	CLP	304,691,000	USD	529,189	10,112
JP Morgan & Chase Co.	9/4/2014	COP	458,631,000	USD	243,016	4,352
JP Morgan & Chase Co.	9/4/2014	CZK	907,000	USD	43,875	905
The Bank of New York Mellon	9/4/2014	CZK	11,000	USD	528	7
JP Morgan & Chase Co.	9/4/2014	EGP	631,000	USD	87,803	(411)
JP Morgan & Chase Co.	9/4/2014	EUR	162,000	USD	216,773	3,908
JP Morgan & Chase Co.	9/4/2014	EUR	16,890	USD	22,677	484
The Bank of New York Mellon	9/4/2014	EUR	1,643	USD	2,164	5
Barclays Bank PLC	9/4/2014	HKD	47,173,000	USD	6,087,114	277
JP Morgan & Chase Co.	9/4/2014	HKD	507,155	USD	65,441	2
The Bank of New York Mellon	9/4/2014	HKD	547,895	USD	70,695	(1)
JP Morgan & Chase Co.	9/4/2014	HUF	22,885,000	USD	97,299	1,812
JP Morgan & Chase Co.	9/4/2014	HUF	2,217,545	USD	9,488	236
Barclays Bank PLC	9/4/2014	IDR	9,439,580,000	USD	793,642	(12,753)
Barclays Bank PLC	9/4/2014	INR	99,951,000	USD	1,632,386	(13,037)
Barclays Bank PLC	9/4/2014	KRW	2,632,530,000	USD	2,544,171	(51,631)
JP Morgan & Chase Co.	9/4/2014	KRW	2,632,530,000	USD	2,556,847	(38,954)
The Bank of New York Mellon	9/4/2014	KRW	60,804,000	USD	59,883	(73)
JP Morgan & Chase Co.	9/4/2014	MXN	21,633,000	USD	1,631,128	(22,737)
JP Morgan & Chase Co.	9/4/2014	MXN	67,331	USD	5,097	(50)
Barclays Bank PLC	9/4/2014	PHP	17,363,000	USD	397,259	(929)
JP Morgan & Chase Co.	9/4/2014	PLN	2,485,000	USD	794,209	18,556
Barclays Bank PLC	9/4/2014	QAR	90,000	USD	24,697	(20)
JP Morgan & Chase Co.	9/4/2014	QAR	30,000	USD	8,236	(3)
JP Morgan & Chase Co.	9/4/2014	RUB	46,454,000	USD	1,291,945	37,982
Barclays Bank PLC	9/4/2014	THB	24,587,000	USD	762,960	(6,681)
Barclays Bank PLC	9/4/2014	TRY	1,417,000	USD	655,557	558
JP Morgan & Chase Co.	9/4/2014	TRY	10,000	USD	4,614	(8)
The Bank of New York Mellon	9/4/2014	TRY	5,000	USD	2,312	1
Barclays Bank PLC	9/4/2014	TWD	92,544,000	USD	3,076,596	(19,588)
Barclays Bank PLC	9/4/2014	USD	163,091	AED	599,000	(9)
Barclays Bank PLC	9/4/2014	USD	1,910,308	BRL	4,281,000	(85)
Barclays Bank PLC	9/4/2014	USD	6,086,749	HKD	47,173,000	87
Barclays Bank PLC	9/4/2014	USD	804,738	IDR	9,439,580,000	1,657
Barclays Bank PLC	9/4/2014	USD	1,650,173	INR	99,951,000	(4,751)
Barclays Bank PLC	9/4/2014	USD	2,596,286	KRW	2,632,530,000	(485)
Barclays Bank PLC	9/4/2014	USD	397,605	PHP	17,363,000	584
Barclays Bank PLC	9/4/2014	USD	90,000	QAR	24,717	—
Barclays Bank PLC	9/4/2014	USD	24,587,000	THB	769,787	(146)
Barclays Bank PLC	9/4/2014	USD	1,417,000	TRY	656,361	(1,362)
Barclays Bank PLC	9/4/2014	USD	3,097,189	TWD	92,544,000	(1,005)
JP Morgan & Chase Co.	9/4/2014	USD	2,995	AED	11,000	—
JP Morgan & Chase Co.	9/4/2014	USD	1,933,357	BRL	4,324,147	(3,882)
JP Morgan & Chase Co.	9/4/2014	USD	515,491	CLP	304,691,000	3,586
JP Morgan & Chase Co.	9/4/2014	USD	239,215	COP	458,631,000	(552)
JP Morgan & Chase Co.	9/4/2014	USD	43,048	CZK	907,000	(78)
JP Morgan & Chase Co.	9/4/2014	USD	88,375	EGP	631,000	(161)
JP Morgan & Chase Co.	9/4/2014	USD	235,634	EUR	178,890	(575)

JP Morgan & Chase Co.	9/4/2014	USD	35,457	HKD	274,800	1
JP Morgan & Chase Co.	9/4/2014	USD	29,981	HKD	232,355	1
JP Morgan & Chase Co.	9/4/2014	USD	104,817	HUF	25,102,545	(78)
JP Morgan & Chase Co.	9/4/2014	USD	2,596,311	KRW	2,632,530,000	(511)
JP Morgan & Chase Co.	9/4/2014	USD	1,146	MXN	15,000	1
JP Morgan & Chase Co.	9/4/2014	USD	1,658,471	MXN	21,685,331	(605)
JP Morgan & Chase Co.	9/4/2014	USD	777,206	PLN	2,485,000	(1,553)
JP Morgan & Chase Co.	9/4/2014	USD	30,000	QAR	8,239	—
JP Morgan & Chase Co.	9/4/2014	USD	46,454,000	RUB	1,252,408	1,554
JP Morgan & Chase Co.	9/4/2014	USD	1,300	TRY	603	(2)
JP Morgan & Chase Co.	9/4/2014	USD	4,032	TRY	8,700	(10)
JP Morgan & Chase Co.	9/4/2014	USD	1,384,339	ZAR	14,723,000	(4,890)
The Bank of New York Mellon	9/4/2014	USD	9,202	AED	33,800	—
The Bank of New York Mellon	9/4/2014	USD	11,965	BRL	26,938	55
The Bank of New York Mellon	9/4/2014	USD	522	CZK	11,000	(1)
The Bank of New York Mellon	9/4/2014	USD	2,200	EUR	1,643	(41)
The Bank of New York Mellon	9/4/2014	USD	70,700	HKD	547,895	(4)
The Bank of New York Mellon	9/4/2014	USD	58,970	KRW	60,804,000	986
The Bank of New York Mellon	9/4/2014	USD	2,316	TRY	5,000	(5)
JP Morgan & Chase Co.	9/4/2014	ZAR	14,723,000	USD	1,367,076	(12,373)
The Bank of New York Mellon	9/5/2014	BRL	10,265	USD	4,503	(76)
The Bank of New York Mellon	9/5/2014	EUR	1,000	USD	1,342	28
The Bank of New York Mellon	9/5/2014	HKD	541,000	USD	69,809	2
Barclays Bank PLC	9/5/2014	MYR	4,708,000	USD	1,462,702	(30,338)
Barclays Bank PLC	9/5/2014	USD	1,488,460	MYR	4,708,000	4,580
The Bank of New York Mellon	9/5/2014	USD	4,586	BRL	10,265	(7)
The Bank of New York Mellon	9/5/2014	USD	1,317	EUR	1,000	(3)
The Bank of New York Mellon	9/5/2014	USD	69,806	HKD	541,000	1
Barclays Bank PLC	10/3/2014	BRL	4,426,000	USD	1,958,407	(20)
JP Morgan & Chase Co.	10/3/2014	BRL	4,426,000	USD	1,961,358	2,930
The Bank of New York Mellon	10/3/2014	BRL	173,112	USD	76,700	101
JP Morgan & Chase Co.	10/3/2014	CLP	305,392,000	USD	515,064	(3,776)
JP Morgan & Chase Co.	10/3/2014	COP	462,489,000	USD	240,192	355
JP Morgan & Chase Co.	10/3/2014	CZK	935,000	USD	44,388	79
JP Morgan & Chase Co.	10/3/2014	EUR	176,000	USD	231,862	564
Barclays Bank PLC	10/3/2014	HKD	47,709,000	USD	6,156,123	(122)
JP Morgan & Chase Co.	10/3/2014	HUF	15,480,000	USD	64,580	44
The Bank of New York Mellon	10/3/2014	HUF	10,140,315	USD	42,300	26
Barclays Bank PLC	10/3/2014	IDR	9,782,149,000	USD	830,051	(1,344)
JP Morgan & Chase Co.	10/3/2014	MXN	21,992,000	USD	1,678,638	594
The Bank of New York Mellon	10/3/2014	MXN	171,650	USD	13,100	3
Barclays Bank PLC	10/3/2014	MYR	4,696,000	USD	1,481,855	(3,937)
JP Morgan & Chase Co.	10/3/2014	PLN	2,706,000	USD	844,741	1,639
JP Morgan & Chase Co.	10/3/2014	RUB	47,352,000	USD	1,267,223	(1,850)
Barclays Bank PLC	10/3/2014	THB	25,174,000	USD	786,933	8
Barclays Bank PLC	10/3/2014	TWD	93,764,000	USD	3,141,699	4,026
The Bank of New York Mellon	10/3/2014	USD	21,900	HKD	169,720	—
The Bank of New York Mellon	10/3/2014	USD	34,800	PLN	111,480	(66)
JP Morgan & Chase Co.	10/3/2014	ZAR	15,359,000	USD	1,437,247	4,974
Barclays Bank PLC	10/6/2014	KRW	2,558,782,000	USD	2,519,180	49
JP Morgan & Chase Co.	10/6/2014	KRW	2,558,782,000	USD	2,519,404	273
Barclays Bank PLC	10/6/2014	PHP	17,827,000	USD	408,173	(279)
JP Morgan & Chase Co.	10/7/2014	EGP	774,000	USD	107,650	(122)
Barclays Bank PLC	10/7/2014	INR	101,625,000	USD	1,668,719	9,759
Barclays Bank PLC	10/8/2014	TRY	1,420,000	USD	652,851	1,344
The Bank of New York Mellon	10/8/2014	USD	32,100	TRY	69,803	(74)
Barclays Bank PLC	10/9/2014	AED	762,000	USD	207,381	(104)
Barclays Bank PLC	10/9/2014	QAR	101,000	USD	27,730	(5)

Total net unrealized depreciation						$(204,166)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2014.

Currency Abbreviations

AED - Arab Emirates Dirham
BRL - Brazilian Real
CLP - Chilean Peso
COP - Colombian Peso
CZK - Czech Kronua
EGP - Egyptian Pound

EUR - Euro
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
PHP - Philippine Peso
PLN - Polish Zloty
QAR - Qatari Rial
RUB - Russian Ruble
THB - Thai Baht
TRY - Turkish New Lira
TWD - New Taiwan Dollar
USD - U.S. Dollar
ZAR - South African Rand
*	Non-income producing security.

144A - Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate market value of this security amounted to $305,544 or 1.0% of net assets.

(a)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $28,062,813. The net unrealized appreciation was $2,965,517 which consisted of aggregate gross unrealized appreciation of $3,825,536 and aggregate unrealized depreciation of $860,019.

ADR - American Depositary Receipt
CPO - Ordinary Participation Certificates
GDR - Global Depositary Receipt
NVDR - Non Voting Depositary Receipt
REIT - Real Estate Investment Trust

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers MSCI Europe Hedged Equity ETF

(formerly db X-trackers MSCI Europe Hedged Equity Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.7%
Austria - 0.3%
Andritz AG	2,134	$114,178
Erste Group Bank AG	8,349	214,248
Immofinanz AG*	28,692	89,915
OMV AG	4,466	172,523
Raiffeisen Bank International AG	3,439	88,115
Telekom Austria AG	3,357	31,406
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,152	55,832
Voestalpine AG	3,351	143,760

		909,977

Belgium - 1.8%
Ageas	6,658	223,476
Anheuser-Busch InBev NV	24,040	2,670,724
Belgacom SA	4,491	160,123
Colruyt SA	2,118	101,021
Delhaize Group SA	3,058	213,160
Groupe Bruxelles Lambert SA	2,409	236,829
KBC Groep NV*	7,487	426,706
Solvay SA	1,752	275,671
Telenet Group Holding NV*	1,551	90,628
UCB SA	3,779	365,953
Umicore SA	3,225	156,004

		4,920,295

Bermuda - 0.2%
Seadrill Ltd.	11,223	413,215

Channel Islands - 0.2%
Friends Life Group Ltd.	42,802	217,932
Randgold Resources Ltd.	2,627	221,766

		439,698

Denmark - 2.3%
A.P. Moeller - Maersk A/S, Class A	110	264,866
A.P. Moeller - Maersk A/S, Class B	213	533,543
Carlsberg A/S, Class B	3,180	290,014
Coloplast A/S, Class B	3,330	276,437
Danske Bank A/S	19,605	551,260
DSV A/S	5,310	162,890
Novo Nordisk A/S, Class B	60,013	2,741,867
Novozymes A/S, Class B	7,158	332,337
Pandora A/S	3,443	257,394
TDC A/S	24,320	208,755
Tryg A/S	639	63,462
Vestas Wind Systems A/S*	6,699	281,956
William Demant Holding A/S*	681	52,617

		6,017,398

Finland - 1.3%
Elisa OYJ	4,247	115,625
Fortum OYJ	13,221	331,802
Kone OYJ, Class B	9,349	395,551
Metso OYJ	3,370	132,133
Neste Oil OYJ	3,852	75,414
Nokia OYJ	111,995	941,067
Nokian Renkaat OYJ	3,388	107,953
Orion OYJ, Class B	2,989	117,233
Sampo OYJ, Class A	13,367	657,408
Stora Enso OYJ, Class R	16,305	141,934
UPM-Kymmene OYJ	15,907	238,900
Wartsila OYJ Abp	4,419	222,152

		3,477,172

France - 14.5%
Accor SA	5,118	248,684
Aeroports de Paris	883	117,357
Air Liquide SA	10,288	1,314,489
Airbus Group NV	17,571	1,080,613
Alcatel-Lucent*	84,290	291,503

Alstom SA*	6,497	229,938
Arkema SA	1,703	127,793
AtoS	2,375	181,185
AXA SA	54,304	1,345,006
BNP Paribas SA	31,646	2,136,457
Bollore SA	155	97,758
Bouygues SA	5,728	210,248
Bureau Veritas SA	6,603	156,863
Cap Gemini SA	4,321	307,215
Carrefour SA	18,678	647,542
Casino Guichard-Perrachon SA	1,686	201,219
Christian Dior SA	1,628	289,530
Cie de St-Gobain	13,275	673,814
Cie Generale des Etablissements Michelin	5,568	615,651
CNP Assurances	5,090	100,421
Credit Agricole SA	29,963	444,291
Danone SA	17,302	1,208,089
Dassault Systemes SA	3,768	249,530
Edenred	6,096	180,783
Electricite de France	7,223	234,848
Essilor International SA	6,099	646,876
Eurazeo SA	1,121	85,180
Eutelsat Communications SA	4,603	153,532
Fonciere des Regions REIT	841	85,088
GDF Suez	43,293	1,066,312
Gecina SA REIT	846	119,498
Groupe Eurotunnel SA	13,977	179,831
ICADE REIT	1,100	102,288
Iliad SA	773	169,823
Imerys SA	1,024	81,833
JCDecaux SA	1,961	69,209
Kering	2,260	478,839
Klepierre REIT	2,944	140,225
Lafarge SA	5,581	427,525
Lagardere SCA	3,529	97,167
Legrand SA	7,938	438,798
L’Oreal SA	7,514	1,244,007
LVMH Moet Hennessy Louis Vuitton SA	8,354	1,449,486
Natixis	27,868	195,903
Orange SA	55,449	839,319
Pernod Ricard SA	6,346	748,285
Peugeot SA*	11,702	164,369
Publicis Groupe SA	5,416	403,500
Remy Cointreau SA	719	57,147
Renault SA	5,745	449,750
Rexel SA	8,073	160,705
Safran SA	8,103	531,125
Sanofi	35,472	3,891,825
Schneider Electric SE	15,584	1,317,062
SCOR SE	4,536	138,871
Societe BIC SA	851	115,620
Societe Generale SA	21,533	1,090,853
Sodexo	2,811	276,904
Suez Environnement Co.	8,429	155,387
Technip SA	3,054	282,904
Thales SA	2,782	155,337
Total SA	63,996	4,220,376
Unibail-Rodamco SE REIT	2,911	781,815
Valeo SA	2,240	270,692
Vallourec SA	3,256	145,418
Veolia Environnement	12,608	231,515
Vinci SA	14,451	944,653
Vivendi SA*	36,185	941,164
Wendel SA	938	113,229
Zodiac Aerospace	5,567	181,590

		38,531,662

Germany - 12.3%
adidas AG	6,248	468,276
Allianz SE	13,646	2,327,348
Axel Springer SE	1,177	69,733
BASF SE	27,465	2,825,315
Bayer AG	24,728	3,315,760
Bayerische Motoren Werke AG	9,897	1,152,175
Beiersdorf AG	3,018	265,650
Brenntag AG	4,601	243,483
Celesio AG	1,512	51,356
Commerzbank AG*	28,818	436,212

Continental AG	3,283	700,980
Daimler AG	28,794	2,354,793
Deutsche Bank AG (a)	41,244	1,411,181
Deutsche Boerse AG	5,768	410,094
Deutsche Lufthansa AG	6,892	119,310
Deutsche Post AG	28,933	946,046
Deutsche Telekom AG	93,181	1,393,320
Deutsche Wohnen AG	8,554	192,984
E.ON SE	59,835	1,087,323
Fraport AG Frankfurt Airport Services Worldwide	1,102	74,716
Fresenius Medical Care AG & Co. KGaA	6,471	456,335
Fresenius SE & Co. KGaA	11,288	550,711
GEA Group AG	5,461	247,054
Hannover Rueck SE	1,801	149,582
HeidelbergCement AG	4,210	317,634
Henkel AG & Co. KGaA	3,489	331,864
Hochtief AG	647	51,144
Hugo Boss AG	940	131,725
Infineon Technologies AG	33,760	392,357
K+S AG	5,094	158,363
Kabel Deutschland Holding AG	666	93,985
LANXESS AG	2,766	171,235
Linde AG	5,549	1,098,411
MAN SE	1,051	124,632
Merck KGaA	3,859	335,823
Metro AG*	4,904	172,239
Muenchener Rueckversicherungs-Gesellschaft AG	5,300	1,062,702
OSRAM Licht AG*	2,656	111,048
ProSiebenSat.1 Media AG	6,519	261,382
RWE AG	14,629	572,427
SAP SE	27,548	2,142,855
Siemens AG	23,711	2,970,340
Sky Deutschland AG*	13,117	115,872
Telefonica Deutschland Holding AG*	8,232	62,595
ThyssenKrupp AG*	13,538	375,779
United Internet AG	3,474	149,242
Volkswagen AG	878	196,698

		32,650,089

Ireland - 1.2%
Bank of Ireland*	822,677	327,532
CRH PLC	22,092	510,311
Experian PLC	29,707	516,849
Kerry Group PLC, Class A	4,730	355,810
Shire PLC	17,615	1,439,648

		3,150,150

Italy - 3.5%
Assicurazioni Generali SpA	34,916	713,863
Atlantia SpA	12,347	313,437
Banca Monte dei Paschi di Siena SpA*	130,387	194,965
Banco Popolare SC*	10,860	169,380
Enel Green Power SpA	52,332	144,400
Enel SpA	196,844	1,041,303
Eni SpA	76,072	1,897,152
EXOR SpA	2,945	117,172
Fiat SpA*	26,178	255,912
Finmeccanica SpA*	11,966	111,946
Intesa Sanpaolo SpA	347,841	1,034,758
Intesa Sanpaolo SpA-RSP	27,967	72,944
Luxottica Group SpA	4,981	266,047
Mediobanca SpA*	18,032	157,560
Pirelli & C. SpA	7,034	107,489
Prysmian SpA	6,095	123,812
Saipem SpA*	7,915	187,823
Snam SpA	60,524	351,982
Telecom Italia SpA*	300,930	346,180
Telecom Italia SpA-RSP	180,209	165,751
Terna Rete Elettrica Nazionale SpA	45,441	234,053
UniCredit SpA	132,008	1,021,637
Unione di Banche Italiane SCpA	25,647	200,341
UnipolSai SpA	27,221	85,484

		9,315,391

Luxembourg - 0.6%
Altice SA*	2,511	160,348
ArcelorMittal	29,882	434,845
Millicom International Cellular SA SDR	1,977	177,214

RTL Group SA	1,149	111,464
SES SA FDR	9,058	335,155
Tenaris SA	14,121	311,528

		1,530,554

Mexico - 0.0% (b)
Fresnillo PLC	6,604	105,469

Netherlands - 6.9%
Aegon NV	54,174	428,233
Akzo Nobel NV	7,166	506,476
ASML Holding NV	10,685	1,022,225
Corio NV REIT	2,103	112,976
Delta Lloyd NV	6,086	146,620
Fugro NV	2,162	78,420
Gemalto NV	2,368	231,834
Heineken Holding NV	3,011	207,826
Heineken NV	6,889	524,102
ING Groep NV*	115,304	1,585,494
Koninklijke Ahold NV	27,823	475,257
Koninklijke Boskalis Westminster NV	2,600	149,617
Koninklijke DSM NV	5,133	342,758
Koninklijke KPN NV*	96,226	319,253
Koninklijke Philips NV	29,017	884,167
Koninklijke Vopak NV	2,096	107,463
OCI NV*	2,513	84,002
QIAGEN NV*	7,073	171,281
Randstad Holding NV	3,768	182,914
Reed Elsevier NV	20,882	476,050
Royal Dutch Shell PLC, Class A	117,584	4,759,110
Royal Dutch Shell PLC, Class B	72,975	3,083,835
TNT Express NV	13,168	98,415
Unilever NV	48,708	2,024,647
Wolters Kluwer NV	9,056	250,835
Ziggo NV	4,478	212,997

		18,466,807

Norway - 1.1%
Aker Solutions ASA	4,507	68,209
DNB ASA	29,224	545,066
Gjensidige Forsikring ASA	6,003	124,846
Norsk Hydro ASA	40,524	237,994
Orkla ASA	24,419	220,632
Statoil ASA	33,371	936,850
Telenor ASA	22,670	519,754
Yara International ASA	5,429	272,416

		2,925,767

Portugal - 0.3%
Banco Comercial Portugues SA, Class R*	1,044,044	141,984
Banco Espirito Santo SA*#	56,984	8,985
EDP - Energias de Portugal SA	69,248	335,203
Galp Energia SGPS SA	11,523	204,400
Jeronimo Martins SGPS SA	7,448	100,897

		791,469

Spain - 5.3%
Abertis Infraestructuras SA	12,082	254,162
ACS Actividades de Construccion y Servicios SA	5,250	221,124
Amadeus IT Holding SA, Class A	11,376	423,016
Banco Bilbao Vizcaya Argentaria SA	176,056	2,130,550
Banco de Sabadell SA	101,939	320,928
Banco Popular Espanol SA	53,214	332,194
Banco Santander SA	359,418	3,584,452
Bankia SA*	137,774	266,475
CaixaBank SA	53,198	320,002
Distribuidora Internacional de Alimentacion SA	18,493	155,708
Enagas SA	6,124	204,144
Ferrovial SA	12,277	249,876
Gas Natural SDG SA	10,415	319,336
Grifols SA	4,453	207,303
Iberdrola SA	154,034	1,130,370
Inditex SA	32,616	944,975
Mapfre SA	27,678	103,757
Red Electrica Corp. SA	3,232	272,172
Repsol SA	30,464	756,136
Telefonica SA	122,484	1,942,530
Zardoya Otis SA	5,198	75,403

		14,214,613

Sweden - 4.4%
Alfa Laval AB	9,411	214,901
Assa Abloy AB, Class B	9,991	504,750
Atlas Copco AB, Class A	20,077	584,565
Atlas Copco AB, Class B	11,628	309,947
Boliden AB	8,194	129,782
Electrolux AB, Series B	7,190	182,392
Elekta AB, Class B	11,020	125,585
Getinge AB, Class B	5,999	156,814
Hennes & Mauritz AB, Class B	28,393	1,207,746
Hexagon AB, Class B	7,619	249,197
Husqvarna AB, Class B	11,959	90,515
Industrivarden AB, Class C	4,389	79,124
Investment AB Kinnevik, Class B	7,020	284,848
Investor AB, Class B	13,617	504,603
Lundin Petroleum AB*	6,488	120,862
Nordea Bank AB	90,837	1,183,998
Sandvik AB	31,781	396,282
Securitas AB, Class B	9,213	100,642
Skandinaviska Enskilda Banken AB, Class A	45,427	593,084
Skanska AB, Class B	11,363	235,088
SKF AB, Class B	11,858	273,493
Svenska Cellulosa AB SCA, Class B	17,550	421,848
Svenska Handelsbanken AB, Class A	14,925	699,564
Swedbank AB, Class A	27,080	689,665
Swedish Match AB	6,033	201,467
Tele2 AB, Class B	9,408	117,041
Telefonaktiebolaget LM Ericsson, Class B	91,012	1,134,842
TeliaSonera AB	71,214	519,643
Volvo AB, Class B	45,862	547,581

		11,859,869

Switzerland - 14.6%
ABB Ltd.*	65,763	1,492,123
Actelion Ltd.*	3,052	374,664
Adecco SA*	5,094	385,636
Aryzta AG*	2,596	237,105
Baloise Holding AG	1,418	184,886
Barry Callebaut AG*	63	77,202
Cie Financiere Richemont SA	15,604	1,488,079
Coca-Cola HBC AG CDI*	5,907	138,663
Credit Suisse Group AG*	45,341	1,278,171
EMS-Chemie Holding AG	243	105,612
Geberit AG	1,124	381,380
Givaudan SA*	273	453,191
Glencore PLC*	317,680	1,911,270
Holcim Ltd.*	6,839	543,812
Julius Baer Group Ltd.*	6,692	304,185
Kuehne + Nagel International AG	1,613	217,339
Lindt & Spruengli AG	3	187,980
Lindt & Spruengli AG Participation Certificates	27	141,551
Lonza Group AG*	1,582	181,110
Nestle SA	96,434	7,484,258
Novartis AG	68,787	6,170,263
Pargesa Holding SA	917	78,760
Partners Group Holding AG	514	135,604
Roche Holding AG	21,008	6,125,855
Schindler Holding AG	634	92,194
Schindler Holding AG Participation Certificates	1,379	199,328
SGS SA	157	348,357
Sika AG	62	234,345
Sonova Holding AG	1,601	256,007
STMicroelectronics NV	18,877	158,098
Sulzer AG	712	94,463
Swatch Group AG (The) - Bearer	916	496,688
Swatch Group AG (The) - Registered	1,479	151,436
Swiss Life Holding AG*	952	239,957
Swiss Prime Site AG*	1,712	136,691
Swiss Re AG*	10,525	862,705
Swisscom AG	692	401,760
Syngenta AG	2,783	998,854
Transocean Ltd.	10,823	416,392
UBS AG*	109,199	1,957,862
Wolseley PLC	7,950	427,354
Zurich Insurance Group AG*	4,459	1,345,399

		38,896,589

United Kingdom - 27.9%
3i Group PLC	29,062	189,707
Aberdeen Asset Management PLC	27,509	198,384
Admiral Group PLC	5,702	126,372
Aggreko PLC	7,675	216,861
AMEC PLC	8,819	164,709
Anglo American PLC	41,763	1,060,784
Antofagasta PLC	11,654	151,973
ARM Holdings PLC	42,111	678,826
ASOS PLC*	1,625	76,426
Associated British Foods PLC	10,650	506,191
AstraZeneca PLC	37,747	2,861,919
Aviva PLC	88,147	762,411
Babcock International Group PLC	14,987	278,910
BAE Systems PLC	94,325	696,993
Barclays PLC	490,417	1,827,381
BG Group PLC	101,987	2,034,288
BHP Billiton PLC	63,157	2,000,000
BP PLC	551,370	4,408,781
British American Tobacco PLC	56,017	3,304,609
British Land Co. PLC REIT	28,603	346,877
British Sky Broadcasting Group PLC	30,761	446,074
BT Group PLC	236,788	1,521,299
Bunzl PLC	10,020	273,805
Burberry Group PLC	13,238	312,292
Capita PLC	19,768	402,672
Carnival PLC	5,495	204,890
Centrica PLC	150,459	797,805
CNH Industrial NV	28,318	245,949
Cobham PLC	34,291	169,132
Compass Group PLC	50,228	816,759
Croda International PLC	4,061	147,106
Diageo PLC	75,111	2,213,951
Direct Line Insurance Group PLC	44,857	222,587
Dixons Carphone PLC	29,060	166,247
easyJet PLC	4,745	105,163
G4S PLC	46,010	202,415
GKN PLC	49,218	286,716
GlaxoSmithKline PLC	145,239	3,555,264
Hammerson PLC REIT	21,312	214,939
Hargreaves Lansdown PLC	7,090	132,064
HSBC Holdings PLC	570,310	6,173,088
ICAP PLC	16,291	102,556
IMI PLC	8,047	181,150
Imperial Tobacco Group PLC	28,621	1,248,213
Inmarsat PLC	12,724	147,971
InterContinental Hotels Group PLC	7,050	270,245
International Consolidated Airlines Group SA*	30,493	182,543
Intertek Group PLC	4,820	224,132
Intu Properties PLC REIT	26,550	150,742
Investec PLC	16,378	149,136
ITV PLC	114,546	401,622
J Sainsbury PLC	37,092	178,760
Johnson Matthey PLC	6,117	320,697
Kingfisher PLC	70,928	357,607
Land Securities Group PLC REIT	23,628	424,423
Legal & General Group PLC	176,978	710,133
Lloyds Banking Group PLC*	1,707,601	2,162,141
London Stock Exchange Group PLC	5,295	179,588
Marks & Spencer Group PLC	48,671	347,361
Meggitt PLC	24,090	188,606
Melrose Industries PLC	31,734	143,666
National Grid PLC	111,683	1,666,828
Next PLC	4,630	545,353
Old Mutual PLC	146,487	483,702
Pearson PLC	24,493	451,752
Persimmon PLC*	9,124	200,547
Petrofac Ltd.	7,656	143,496
Prudential PLC	76,678	1,845,792
Reckitt Benckiser Group PLC	19,448	1,695,033
Reed Elsevier PLC	34,281	559,152
Rexam PLC	21,134	177,883
Rio Tinto PLC	38,049	2,029,856
Rolls-Royce Holdings PLC*	56,230	953,098
Royal Bank of Scotland Group PLC*	75,069	452,139
Royal Mail PLC	19,224	142,466

RSA Insurance Group PLC	30,506	232,051
SABMiller PLC	28,836	1,590,777
Sage Group PLC (The)	32,848	214,693
Schroders PLC	3,718	150,359
Segro PLC REIT	21,978	135,036
Severn Trent PLC	7,150	230,871
Smith & Nephew PLC	26,717	462,611
Smiths Group PLC	11,793	257,646
Sports Direct International PLC*	8,053	96,993
SSE PLC	29,157	734,782
Standard Chartered PLC	73,803	1,486,205
Standard Life PLC	71,491	456,225
Subsea 7 SA	8,451	140,578
Tate & Lyle PLC	13,767	154,615
Tesco PLC	242,757	926,721
Travis Perkins PLC	7,379	213,520
TUI Travel PLC	15,038	92,995
Tullow Oil PLC	27,158	329,128
Unilever PLC	38,382	1,694,298
United Utilities Group PLC	20,424	297,361
Vodafone Group PLC	790,767	2,714,176
Weir Group PLC (The)	6,375	279,930
Whitbread PLC	5,421	394,993
William Hill PLC	26,130	151,828
WM Morrison Supermarkets PLC	62,848	185,197
WPP PLC	39,844	835,431

		74,380,028

TOTAL COMMON STOCKS
(Cost $268,087,022)		262,996,212

PREFERRED STOCKS - 0.9%
Germany - 0.9%
Bayerische Motoren Werke AG	1,622	155,112
Fuchs Petrolub SE	2,115	86,858
Henkel AG & Co. KGaA	5,326	558,451
Porsche Automobil Holding SE	4,576	416,377
Volkswagen AG	4,854	1,089,672
TOTAL PREFERRED STOCKS

(Cost $2,542,336)		2,306,470

TOTAL INVESTMENTS - 99.6%
(Cost $270,629,358) (c)		$265,302,682
Other assets less liabilities - 0.4%		1,109,704

NET ASSETS - 100.0%		$266,412,386

SECTOR BREAKDOWN AS OF AUGUST 31, 2014 (Unaudited)

% of Net Assets
Consumer, Non-cyclical	27.9%
Financial	22.4
Industrial	9.7
Energy	9.5
Consumer, Cyclical	8.1
Communications	7.9
Basic Materials	7.4
Utilities	4.2
Technology	2.3
Diversified	0.2

TOTAL INVESTMENTS	99.6
Other assets less liabilities	0.4

NET ASSETS	100.0%

As of August 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	9/4/2014	CHF	12,393,000	USD	13,631,714	$132,018
Barclays Bank PLC	9/4/2014	CHF	619,000	USD	682,103	7,826
Barclays Bank PLC	9/4/2014	CHF	481,000	USD	526,463	2,510
Barclays Bank PLC	9/4/2014	CHF	1,615,500	USD	1,765,087	5,323
Barclays Bank PLC	9/4/2014	CHF	245,000	USD	267,829	950
JP Morgan & Chase Co.	9/4/2014	CHF	12,393,000	USD	13,631,414	131,718
JP Morgan & Chase Co.	9/4/2014	CHF	74,000	USD	81,393	785

JP Morgan & Chase Co.	9/4/2014	CHF	31,810	USD	35,133	483
JP Morgan & Chase Co.	9/4/2014	CHF	619,000	USD	682,099	7,822
JP Morgan & Chase Co.	9/4/2014	CHF	481,000	USD	526,461	2,508
JP Morgan & Chase Co.	9/4/2014	CHF	1,615,500	USD	1,765,082	5,317
JP Morgan & Chase Co.	9/4/2014	CHF	245,000	USD	267,827	949
JP Morgan & Chase Co.	9/4/2014	CHF	30,400	USD	33,231	117
The Bank of New York Mellon	9/4/2014	CHF	499,546	USD	545,453	1,297
Barclays Bank PLC	9/4/2014	DKK	12,709,000	USD	2,281,368	39,429
Barclays Bank PLC	9/4/2014	DKK	632,000	USD	113,330	1,842
Barclays Bank PLC	9/4/2014	DKK	486,000	USD	86,336	603
Barclays Bank PLC	9/4/2014	DKK	1,637,500	USD	289,825	961
Barclays Bank PLC	9/4/2014	DKK	248,000	USD	43,906	158
JP Morgan & Chase Co.	9/4/2014	DKK	12,709,000	USD	2,281,350	39,411
JP Morgan & Chase Co.	9/4/2014	DKK	111,160	USD	20,015	406
JP Morgan & Chase Co.	9/4/2014	DKK	20,200	USD	3,634	71
JP Morgan & Chase Co.	9/4/2014	DKK	632,000	USD	113,329	1,841
JP Morgan & Chase Co.	9/4/2014	DKK	486,000	USD	86,336	603
JP Morgan & Chase Co.	9/4/2014	DKK	1,637,500	USD	289,830	966
JP Morgan & Chase Co.	9/4/2014	DKK	248,000	USD	43,906	158
JP Morgan & Chase Co.	9/4/2014	DKK	69,500	USD	12,304	43
The Bank of New York Mellon	9/4/2014	DKK	434,726	USD	76,863	174
Barclays Bank PLC	9/4/2014	EUR	1,753,500	USD	2,344,161	40,089
Barclays Bank PLC	9/4/2014	EUR	34,738,000	USD	46,483,682	838,490
Barclays Bank PLC	9/4/2014	EUR	1,360,000	USD	1,801,165	14,146
Barclays Bank PLC	9/4/2014	EUR	4,619,000	USD	6,094,664	25,370
Barclays Bank PLC	9/4/2014	EUR	703,000	USD	927,624	3,893
JP Morgan & Chase Co.	9/4/2014	EUR	34,738,000	USD	46,483,091	837,899
JP Morgan & Chase Co.	9/4/2014	EUR	218,760	USD	293,716	6,269
JP Morgan & Chase Co.	9/4/2014	EUR	98,000	USD	131,434	2,663
JP Morgan & Chase Co.	9/4/2014	EUR	1,753,500	USD	2,344,158	40,086
JP Morgan & Chase Co.	9/4/2014	EUR	1,360,000	USD	1,801,143	14,124
JP Morgan & Chase Co.	9/4/2014	EUR	4,619,000	USD	6,094,669	25,375
JP Morgan & Chase Co.	9/4/2014	EUR	703,000	USD	927,626	3,895
JP Morgan & Chase Co.	9/4/2014	EUR	73,200	USD	96,584	401
The Bank of New York Mellon	9/4/2014	EUR	306,400	USD	404,427	1,822
The Bank of New York Mellon	9/4/2014	EUR	1,020,367	USD	1,344,042	3,295
Barclays Bank PLC	9/4/2014	GBP	19,522,000	USD	32,950,461	542,203
Barclays Bank PLC	9/4/2014	GBP	1,023,000	USD	1,719,410	21,139
Barclays Bank PLC	9/4/2014	GBP	790,000	USD	1,309,178	(2,293)
Barclays Bank PLC	9/4/2014	GBP	2,640,000	USD	4,377,103	(5,532)
Barclays Bank PLC	9/4/2014	GBP	401,000	USD	664,588	(1,108)
JP Morgan & Chase Co.	9/4/2014	GBP	19,522,000	USD	32,950,598	542,340
JP Morgan & Chase Co.	9/4/2014	GBP	81,000	USD	136,380	1,913
JP Morgan & Chase Co.	9/4/2014	GBP	2,000	USD	3,374	54
JP Morgan & Chase Co.	9/4/2014	GBP	76,400	USD	128,160	1,329
JP Morgan & Chase Co.	9/4/2014	GBP	1,023,000	USD	1,719,413	21,142
JP Morgan & Chase Co.	9/4/2014	GBP	790,000	USD	1,309,182	(2,289)
JP Morgan & Chase Co.	9/4/2014	GBP	2,640,000	USD	4,377,104	(5,531)
JP Morgan & Chase Co.	9/4/2014	GBP	401,000	USD	664,587	(1,108)
The Bank of New York Mellon	9/4/2014	GBP	47,000	USD	78,880	856
The Bank of New York Mellon	9/4/2014	GBP	662,719	USD	1,100,593	420
Barclays Bank PLC	9/4/2014	NOK	8,237,000	USD	1,306,436	(22,367)
Barclays Bank PLC	9/4/2014	NOK	422,500	USD	68,300	141
Barclays Bank PLC	9/4/2014	NOK	325,500	USD	52,770	260
Barclays Bank PLC	9/4/2014	NOK	1,093,500	USD	177,076	671
Barclays Bank PLC	9/4/2014	NOK	166,500	USD	26,941	81
JP Morgan & Chase Co.	9/4/2014	NOK	8,237,000	USD	1,306,472	(22,331)
JP Morgan & Chase Co.	9/4/2014	NOK	17,368	USD	2,764	(38)
JP Morgan & Chase Co.	9/4/2014	NOK	36,700	USD	5,876	(45)
JP Morgan & Chase Co.	9/4/2014	NOK	422,500	USD	68,299	141
JP Morgan & Chase Co.	9/4/2014	NOK	325,500	USD	52,769	259
JP Morgan & Chase Co.	9/4/2014	NOK	1,093,500	USD	177,076	671
JP Morgan & Chase Co.	9/4/2014	NOK	166,500	USD	26,941	81
The Bank of New York Mellon	9/4/2014	NOK	334,408	USD	54,132	185
Barclays Bank PLC	9/4/2014	SEK	31,959,000	USD	4,627,075	54,535
Barclays Bank PLC	9/4/2014	SEK	1,645,500	USD	239,173	3,743
Barclays Bank PLC	9/4/2014	SEK	1,275,000	USD	184,293	1,872
Barclays Bank PLC	9/4/2014	SEK	4,301,500	USD	620,530	5,092
Barclays Bank PLC	9/4/2014	SEK	649,000	USD	93,435	579
JP Morgan & Chase Co.	9/4/2014	SEK	31,959,000	USD	4,627,079	54,538
JP Morgan & Chase Co.	9/4/2014	SEK	197,870	USD	28,708	398
JP Morgan & Chase Co.	9/4/2014	SEK	34,300	USD	4,977	70
JP Morgan & Chase Co.	9/4/2014	SEK	1,645,500	USD	239,171	3,740
JP Morgan & Chase Co.	9/4/2014	SEK	1,275,000	USD	184,293	1,872
JP Morgan & Chase Co.	9/4/2014	SEK	4,301,500	USD	620,530	5,092
JP Morgan & Chase Co.	9/4/2014	SEK	649,000	USD	93,435	579
The Bank of New York Mellon	9/4/2014	SEK	1,067,894	USD	153,184	395
Barclays Bank PLC	9/4/2014	USD	16,764,464	CHF	15,353,500	(39,895)

Barclays Bank PLC	9/4/2014	USD	2,778,100	DKK	15,712,500	(6,327)
Barclays Bank PLC	9/4/2014	USD	56,868,855	EUR	43,173,500	(139,546)
Barclays Bank PLC	9/4/2014	USD	40,480,297	GBP	24,376,000	(13,967)
Barclays Bank PLC	9/4/2014	USD	1,658,416	NOK	10,245,000	(5,680)
Barclays Bank PLC	9/4/2014	USD	5,713,433	SEK	39,830,000	(14,748)
JP Morgan & Chase Co.	9/4/2014	USD	969	CHF	880	(10)
JP Morgan & Chase Co.	9/4/2014	USD	16,911,972	CHF	15,488,830	(39,988)
JP Morgan & Chase Co.	9/4/2014	USD	2,813,586	DKK	15,913,360	(6,380)
JP Morgan & Chase Co.	9/4/2014	USD	2,165	EUR	1,620	(37)
JP Morgan & Chase Co.	9/4/2014	USD	57,490	EUR	43,000	(989)
JP Morgan & Chase Co.	9/4/2014	USD	57,323,016	EUR	43,518,840	(139,937)
JP Morgan & Chase Co.	9/4/2014	USD	3,737	GBP	2,220	(51)
JP Morgan & Chase Co.	9/4/2014	USD	2,837	GBP	1,700	(15)
JP Morgan & Chase Co.	9/4/2014	USD	12,599	GBP	7,600	18
JP Morgan & Chase Co.	9/4/2014	USD	40,728,034	GBP	24,523,880	(16,209)
JP Morgan & Chase Co.	9/4/2014	USD	5,809	NOK	35,900	(17)
JP Morgan & Chase Co.	9/4/2014	USD	1,661,460	NOK	10,263,168	(5,792)
JP Morgan & Chase Co.	9/4/2014	USD	5,746,770	SEK	40,062,170	(14,867)
The Bank of New York Mellon	9/4/2014	USD	548,600	CHF	498,246	(5,860)
The Bank of New York Mellon	9/4/2014	USD	1,434	CHF	1,300	(18)
The Bank of New York Mellon	9/4/2014	USD	78,100	DKK	434,726	(1,412)
The Bank of New York Mellon	9/4/2014	USD	1,615,900	EUR	1,206,767	(30,227)
The Bank of New York Mellon	9/4/2014	USD	161,162	EUR	120,000	(3,484)
The Bank of New York Mellon	9/4/2014	USD	1,137,600	GBP	673,719	(19,167)
The Bank of New York Mellon	9/4/2014	USD	43,471	GBP	26,000	(309)
The Bank of New York Mellon	9/4/2014	USD	16,620	GBP	10,000	(19)
The Bank of New York Mellon	9/4/2014	USD	53,100	NOK	334,408	847
The Bank of New York Mellon	9/4/2014	USD	154,800	SEK	1,067,894	(2,011)
The Bank of New York Mellon	9/5/2014	CHF	490,000	USD	540,961	7,200
The Bank of New York Mellon	9/5/2014	DKK	431,000	USD	77,633	1,602
The Bank of New York Mellon	9/5/2014	EUR	1,179,000	USD	1,582,696	33,500
The Bank of New York Mellon	9/5/2014	GBP	670,000	USD	1,126,794	14,542
The Bank of New York Mellon	9/5/2014	NOK	327,000	USD	52,146	(604)
The Bank of New York Mellon	9/5/2014	SEK	1,046,000	USD	152,548	2,891
The Bank of New York Mellon	9/5/2014	USD	535,034	CHF	490,000	(1,273)
The Bank of New York Mellon	9/5/2014	USD	76,205	DKK	431,000	(173)
The Bank of New York Mellon	9/5/2014	USD	1,553,007	EUR	1,179,000	(3,811)
The Bank of New York Mellon	9/5/2014	USD	1,112,678	GBP	670,000	(426)
The Bank of New York Mellon	9/5/2014	USD	52,931	NOK	327,000	(181)
The Bank of New York Mellon	9/5/2014	USD	150,043	SEK	1,046,000	(387)
Barclays Bank PLC	10/3/2014	CHF	7,940,000	USD	8,671,814	20,692
Barclays Bank PLC	10/3/2014	CHF	731,000	USD	796,461	(9)
Canadian Imperial Bank of Commerce	10/3/2014	CHF	7,940,000	USD	8,671,767	20,645
JP Morgan & Chase Co.	10/3/2014	CHF	7,940,000	USD	8,671,436	20,313
JP Morgan & Chase Co.	10/3/2014	CHF	731,000	USD	796,450	(20)
State Street Bank & Trust Co.	10/3/2014	CHF	7,940,000	USD	8,671,814	20,692
Barclays Bank PLC	10/3/2014	DKK	8,196,000	USD	1,449,345	3,250
Barclays Bank PLC	10/3/2014	DKK	739,000	USD	130,382	(7)
Canadian Imperial Bank of Commerce	10/3/2014	DKK	8,196,000	USD	1,449,363	3,268
JP Morgan & Chase Co.	10/3/2014	DKK	8,196,000	USD	1,449,350	3,255
JP Morgan & Chase Co.	10/3/2014	DKK	739,000	USD	130,382	(7)
State Street Bank & Trust Co.	10/3/2014	DKK	8,196,000	USD	1,449,365	3,271
Barclays Bank PLC	10/3/2014	EUR	21,948,000	USD	28,916,233	72,316
Barclays Bank PLC	10/3/2014	EUR	2,091,000	USD	2,747,932	(46)
Canadian Imperial Bank of Commerce	10/3/2014	EUR	21,948,000	USD	28,914,515	70,597
JP Morgan & Chase Co.	10/3/2014	EUR	21,948,000	USD	28,914,295	70,378
JP Morgan & Chase Co.	10/3/2014	EUR	2,091,000	USD	2,747,929	(49)
State Street Bank & Trust Co.	10/3/2014	EUR	21,948,000	USD	28,914,734	70,817
Barclays Bank PLC	10/3/2014	GBP	12,446,000	USD	20,664,679	7,623
Barclays Bank PLC	10/3/2014	GBP	1,197,000	USD	1,986,718	15
Canadian Imperial Bank of Commerce	10/3/2014	GBP	12,446,000	USD	20,664,592	7,536
JP Morgan & Chase Co.	10/3/2014	GBP	12,446,000	USD	20,664,716	7,660
JP Morgan & Chase Co.	10/3/2014	GBP	1,197,000	USD	1,986,711	9
State Street Bank & Trust Co.	10/3/2014	GBP	12,446,000	USD	20,664,592	7,536
Barclays Bank PLC	10/3/2014	NOK	5,181,000	USD	837,807	2,852
Barclays Bank PLC	10/3/2014	NOK	492,500	USD	79,375	5
Canadian Imperial Bank of Commerce	10/3/2014	NOK	5,181,000	USD	837,814	2,859
JP Morgan & Chase Co.	10/3/2014	NOK	5,181,000	USD	837,872	2,917
JP Morgan & Chase Co.	10/3/2014	NOK	492,500	USD	79,374	4
State Street Bank & Trust Co.	10/3/2014	NOK	5,181,000	USD	837,817	2,862
Barclays Bank PLC	10/3/2014	SEK	20,049,000	USD	2,875,660	7,379
Barclays Bank PLC	10/3/2014	SEK	1,925,000	USD	275,395	(2)
Canadian Imperial Bank of Commerce	10/3/2014	SEK	20,049,000	USD	2,875,656	7,375
JP Morgan & Chase Co.	10/3/2014	SEK	20,049,000	USD	2,875,687	7,406
JP Morgan & Chase Co.	10/3/2014	SEK	1,925,000	USD	275,392	(6)
State Street Bank & Trust Co.	10/3/2014	SEK	20,049,000	USD	2,875,670	7,390
The Bank of New York Mellon	10/3/2014	USD	585,600	CHF	536,166	(1,414)
The Bank of New York Mellon	10/3/2014	USD	218,100	DKK	1,233,299	(498)

The Bank of New York Mellon	10/3/2014	USD	1,653,700	EUR	1,255,241	(4,070)
The Bank of New York Mellon	10/3/2014	USD	939,200	GBP	565,661	(352)
The Bank of New York Mellon	10/3/2014	USD	36,300	NOK	224,473	(125)
The Bank of New York Mellon	10/3/2014	USD	140,900	SEK	982,331	(364)

Total net unrealized appreciation						$3,438,591

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2014.

Currency Abbreviations

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - Pound Sterling

NOK - Norwegian Krone

SEK - Swedish Krona

USD - U.S. Dollar

*	Non-income producing security.
#	Fair Valued Security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

	Fair Value 5/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 8/31/2014	Dividend Income
Deutsche Bank AG (Common Stock)	$728,748	$853,223	$(17,450)	$(145,391)	$(7,949)	$1,411,181	$—

(b)	Less than 0.1%.
(c)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $270,709,785. The net unrealized depreciation was $5,407,103 which consisted of aggregate gross unrealized appreciation of $3,291,044 and aggregate gross unrealized depreciation of $8,698,147.

CDI - Chess Depositary Interest

FDR - Fiduciary Depositary Receipt

REIT - Real Estate Investment Trust

RSP - Risparmio (Convertible Savings Shares)

SDR - Swedish Depositary Receipt

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers MSCI Germany Hedged Equity ETF

(formerly db X-trackers MSCI Germany Hedged Equity Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.5%
Basic Materials - 13.7%
BASF SE	32,751	$3,369,085
Brenntag AG	5,509	291,534
K+S AG	6,142	190,944
LANXESS AG	3,263	202,003
Linde AG	6,620	1,310,413
ThyssenKrupp AG*	16,144	448,114

		5,812,093

Communications - 6.3%
Axel Springer SE	1,380	81,760
Deutsche Telekom AG	111,101	1,661,274
Kabel Deutschland Holding AG	786	110,920
ProSiebenSat.1 Media AG	7,801	312,783
RTL Group SA (Luxembourg)	1,379	133,776
Sky Deutschland AG*	15,639	138,151
Telefonica Deutschland Holding AG*	9,870	75,050
United Internet AG	4,150	178,283

		2,691,997

Consumer, Cyclical - 14.4%
adidas AG	7,460	559,113
Bayerische Motoren Werke AG	11,806	1,374,414
Continental AG	3,923	837,631
Daimler AG	34,333	2,807,776
Deutsche Lufthansa AG	8,220	142,300
Hugo Boss AG	1,129	158,211
Volkswagen AG	1,052	235,679

		6,115,124

Consumer, Non-cyclical - 15.9%
Bayer AG	29,487	3,953,891
Beiersdorf AG	3,594	316,351
Celesio AG	1,808	61,410
Fresenius Medical Care AG & Co. KGaA	7,716	544,133
Fresenius SE & Co. KGaA	13,466	656,969
Henkel AG & Co. KGaA	4,169	396,544
Merck KGaA	4,608	401,004
Metro AG*	5,778	202,935
QIAGEN NV (Netherlands)*	8,382	202,980

		6,736,217

Diversified - 0.7%
GEA Group AG	6,521	295,007

Financial - 16.8%
Allianz SE	16,278	2,776,238
Commerzbank AG*	34,506	522,310
Deutsche Bank AG (a)	49,184	1,682,852
Deutsche Boerse AG	6,882	489,298
Deutsche Wohnen AG	10,203	230,186
Hannover Rueck SE	2,150	178,569
Muenchener Rueckversicherungs-Gesellschaft AG	6,166	1,236,344

		7,115,797

Industrial - 12.9%
Deutsche Post AG	34,507	1,128,304
Fraport AG Frankfurt Airport Services Worldwide	1,281	86,852
HeidelbergCement AG	5,025	379,123
Hochtief AG	816	64,503
MAN SE	1,256	148,942
OSRAM Licht AG*	3,172	132,622
Siemens AG	28,273	3,541,834

		5,482,180

Technology - 7.1%
Infineon Technologies AG	40,207	467,284
SAP SE	32,854	2,555,589

		3,022,873

Utilities - 4.7%
E.ON SE	71,350	1,296,574
RWE AG	17,450	682,812

		1,979,386

TOTAL COMMON STOCKS
(Cost $39,845,086)		39,250,674

PREFERRED STOCKS - 6.5%
Consumer, Cyclical - 4.7%
Bayerische Motoren Werke AG	1,934	184,948
Porsche Automobil Holding SE	5,460	496,814
Volkswagen AG	5,797	1,301,365

		1,983,127

Consumer, Non-cyclical - 1.6%
Henkel AG & Co. KGaA	6,353	666,136

Energy - 0.2%
Fuchs Petrolub SE	2,482	101,930

TOTAL PREFERRED STOCKS
(Cost $2,950,142)		2,751,193

TOTAL INVESTMENTS - 99.0%
(Cost $42,795,228) (b)		$42,001,867
Other assets less liabilities - 1.0%		434,191

NET ASSETS - 100.0%		$42,436,058

As of August 31, 2014, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation(1)
DAX Index Futures	1	$310,110	9/19/2014	$(16,565)

Cash posted as collateral to broker for futures contracts was $41,992 at August 31, 2014.

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2014.

As of August 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	9/3/2014	EUR	15,988,000	USD	21,393,831	$385,957
JP Morgan & Chase Co.	9/3/2014	EUR	15,988,000	USD	21,393,543	385,669
The Bank of New York Mellon	9/3/2014	EUR	35,686	USD	47,006	115
Barclays Bank PLC	9/3/2014	USD	21,393,831	EUR	16,241,791	(52,481)
JP Morgan & Chase Co.	9/3/2014	USD	21,393,543	EUR	16,241,681	(52,338)
The Bank of New York Mellon	9/3/2014	USD	47,006	EUR	35,000	(1,016)
JP Morgan & Chase Co.	9/4/2014	EUR	115,000	USD	154,233	3,125
JP Morgan & Chase Co.	9/4/2014	EUR	18,841	USD	24,817	61
JP Morgan & Chase Co.	9/4/2014	USD	179,051	EUR	135,700	(743)
Barclays Bank PLC	10/2/2014	EUR	8,012,000	USD	10,555,123	25,884
Canadian Imperial Bank of Commerce	10/2/2014	EUR	8,012,000	USD	10,555,009	25,770
JP Morgan & Chase Co.	10/2/2014	EUR	8,012,000	USD	10,555,009	25,769
State Street Bank & Trust Co.	10/2/2014	EUR	8,012,000	USD	10,555,089	25,850

Total net unrealized appreciation						$771,622

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2014.

Currency Abbreviations

EUR - Euro

USD - U.S. Dollar

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

	Fair Value 5/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 8/31/2014	Dividend Income
Deutsche Bank AG (Common Stock)	$1,459,644	$542,770	$(43,669)	$(257,186)	$(18,707)	$1,682,852	$—

(b)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $42,841,110. The net unrealized depreciation was $839,243 which consisted of aggregate gross unrealized appreciation of $786,126 and aggregate unrealized depreciation of $1,625,369.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers MSCI Japan Hedged Equity ETF

(formerly db X-trackers MSCI Japan Hedged Equity Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Basic Materials - 5.2%
AIR WATER, Inc.	24,500	$385,237
Asahi Kasei Corp.	249,000	1,996,882
Daicel Corp.	44,900	498,002
Daido Steel Co. Ltd.	20,000	87,847
Hitachi Chemical Co. Ltd.	26,500	493,094
Hitachi Metals Ltd.	35,600	606,307
JFE Holdings, Inc.	89,000	1,799,760
JSR Corp.	30,800	535,215
Kaneka Corp.	54,000	319,189
Kansai Paint Co. Ltd.	38,000	603,354
Kobe Steel Ltd.	544,000	883,618
Kuraray Co. Ltd.	60,500	752,434
Mitsubishi Chemical Holdings Corp.	280,000	1,396,434
Mitsubishi Gas Chemical Co., Inc.	73,000	472,190
Mitsubishi Materials Corp.	268,000	904,109
Mitsui Chemicals, Inc.	178,000	525,215
Nippon Paint Co. Ltd.	29,000	717,440
Nippon Steel & Sumitomo Metal Corp.	1,450,145	4,103,249
Nitto Denko Corp.	29,600	1,550,483
Oji Holdings Corp.	172,000	699,274
Shin-Etsu Chemical Co. Ltd.	80,300	4,982,621
Sumitomo Chemical Co. Ltd.	289,000	1,036,061
Sumitomo Metal Mining Co. Ltd.	98,000	1,486,789
Taiyo Nippon Sanso Corp.	39,000	350,848
Teijin Ltd.	252,000	617,617
Yamato Kogyo Co. Ltd.	2,500	82,657

		27,885,926

Communications - 7.2%
DeNa Co. Ltd.	26,713	332,741
Dentsu, Inc.	43,600	1,770,484
Gree, Inc.	26,700	209,402
Hakuhodo DY Holdings, Inc.	54,300	561,553
Hikari Tsushin, Inc.	2,800	173,848
Kakaku.com, Inc.	28,600	448,331
KDDI Corp.	113,784	6,560,529
M3, Inc.	48,800	853,162
Nexon Co. Ltd.	26,700	233,011
Nippon Telegraph & Telephone Corp.	75,100	5,038,185
NTT DOCOMO, Inc.	295,900	5,114,865
Rakuten, Inc.	142,600	1,844,775
SBI Holdings, Inc.	32,328	382,797
SoftBank Corp.	187,500	13,526,600
Trend Micro, Inc.	21,500	692,248
Yahoo Japan Corp.	266,400	1,072,820

		38,815,351

Consumer, Cyclical - 26.0%
ABC-Mart, Inc.	1,900	97,333
Aeon Co. Ltd.	115,300	1,245,588
AISIN SEIKI Co. Ltd.	37,400	1,382,123
ANA Holdings, Inc.	271,000	658,714
ASICS Corp.	29,700	608,301
Bandai Namco Holdings, Inc.	30,600	854,665
Bridgestone Corp.	127,000	4,356,413
Citizen Holdings Co. Ltd.	56,400	400,592
Daihatsu Motor Co. Ltd.	30,700	526,690
Daiwa House Industry Co. Ltd.	116,000	2,193,570
DENSO Corp.	91,300	3,960,180
Don Quijote Holdings Co. Ltd.	8,600	455,438
FamilyMart Co. Ltd.	11,400	477,716
Fast Retailing Co. Ltd.	9,900	3,097,169
Fuji Heavy Industries Ltd.	114,800	3,261,006
Hino Motors Ltd.	45,600	646,451
Hitachi High-Technologies Corp.	14,700	410,574
Honda Motor Co. Ltd.	318,300	10,747,157
Iida Group Holdings Co. Ltd.	27,600	395,252
Isetan Mitsukoshi Holdings Ltd.	61,100	734,057
Isuzu Motors Ltd.	237,000	1,637,554
ITOCHU Corp.	288,800	3,670,892
J. Front Retailing Co. Ltd.	40,000	506,704
Japan Airlines Co. Ltd.	11,689	657,222
JTEKT Corp.	32,400	515,062
Koito Manufacturing Co. Ltd.	20,200	551,765
Lawson, Inc.	15,300	1,098,477
Marubeni Corp.	322,300	2,326,371
Marui Group Co. Ltd.	53,700	451,091
Mazda Motor Corp.	105,000	2,476,525
McDonald’s Holdings Co. Japan Ltd.	15,100	372,257
Mitsubishi Corp.	267,800	5,537,717
Mitsubishi Logistics Corp.	24,000	359,613
Mitsubishi Motors Corp.	121,600	1,382,602
Mitsui & Co. Ltd.	335,300	5,465,604
NGK Insulators Ltd.	49,000	1,233,889
NGK Spark Plug Co. Ltd.	31,400	915,940
NHK Spring Co. Ltd.	29,600	282,785
Nintendo Co. Ltd.	22,000	2,437,983

Nissan Motor Co. Ltd.	492,700	4,730,716
Nitori Holdings Co. Ltd.	15,800	947,590
NOK Corp.	25,300	546,633
Oriental Land Co. Ltd.	9,700	1,887,419
Panasonic Corp.	436,000	5,326,118
Sankyo Co. Ltd.	5,000	191,504
Sanrio Co. Ltd.	9,500	271,272
Sega Sammy Holdings, Inc.	31,200	594,643
Sekisui Chemical Co. Ltd.	80,000	945,745
Sekisui House Ltd.	112,200	1,410,520
Sharp Corp.*	262,000	825,950
Shimamura Co. Ltd.	3,700	333,567
Shimano, Inc.	16,800	2,003,824
Sony Corp.	199,500	3,815,705
Stanley Electric Co. Ltd.	28,600	677,032
Sumitomo Corp.	206,800	2,669,349
Sumitomo Electric Industries Ltd.	144,400	2,113,712
Sumitomo Rubber Industries Ltd.	29,900	427,040
Suzuki Motor Corp.	72,600	2,359,177
Takashimaya Co. Ltd.	44,000	375,953
Toho Co. Ltd.	26,700	618,197
Toray Industries, Inc.	288,000	1,965,027
Toyoda Gosei Co. Ltd.	15,100	287,502
Toyota Industries Corp.	29,500	1,416,238
Toyota Motor Corp.	538,500	30,681,225
Toyota Tsusho Corp.	41,200	1,086,972
USS Co. Ltd.	44,500	733,505
Yamada Denki Co. Ltd.	179,400	575,901
Yamaha Corp.	29,700	425,896
Yamaha Motor Co. Ltd.	56,400	1,043,491
Yokohama Rubber Co. Ltd. (The)	39,000	346,350

		140,022,815

Consumer, Non-cyclical - 13.7%
Ajinomoto Co., Inc.	113,000	1,837,084
Alfresa Holdings Corp.	7,200	427,661
Asahi Group Holdings Ltd.	76,200	2,402,924
Astellas Pharma, Inc.	427,500	6,154,982
Benesse Holdings, Inc.	15,600	552,511
Calbee, Inc.	16,400	565,871
Chugai Pharmaceutical Co. Ltd.	45,300	1,434,605
Dai Nippon Printing Co. Ltd.	109,000	1,143,481
Daiichi Sankyo Co. Ltd.	121,100	2,139,284
Eisai Co. Ltd.	49,800	2,079,926
Hisamitsu Pharmaceutical Co., Inc.	14,700	583,507
Japan Tobacco, Inc.	210,800	7,220,829
Kao Corp.	102,100	4,401,158
Kikkoman Corp.	28,000	613,042
Kirin Holdings Co. Ltd.	159,800	2,141,776
Kyowa Hakko Kirin Co. Ltd.	38,000	514,969
Medipal Holdings Corp.	28,600	369,990
MEIJI Holdings Co. Ltd.	11,900	980,182
Miraca Holdings, Inc.	8,600	400,058
Mitsubishi Tanabe Pharma Corp.	53,500	818,607
NH Foods Ltd.	29,600	626,452
Nisshin Seifun Group, Inc.	32,350	372,797
Nissin Foods Holdings Co. Ltd.	14,300	819,146
Olympus Corp.*	47,900	1,710,303
Ono Pharmaceutical Co. Ltd.	18,100	1,614,378
Otsuka Holdings Co. Ltd.	78,300	2,846,179
Park24 Co. Ltd.	26,300	457,523
Santen Pharmaceutical Co. Ltd.	16,300	939,978
Secom Co. Ltd.	41,000	2,505,829
Seven & I Holdings Co. Ltd.	146,900	5,891,107
Shimadzu Corp.	38,000	332,721
Shionogi & Co. Ltd.	57,700	1,358,691
Shiseido Co. Ltd.	61,700	1,138,584
Sumitomo Dainippon Pharma Co. Ltd.	29,700	403,346
Suntory Beverage & Food Ltd.	27,100	993,671
Suzuken Co. Ltd.	15,400	512,864
Sysmex Corp.	29,100	1,125,739
Taisho Pharmaceutical Holdings Co. Ltd.	5,200	394,329
Takeda Pharmaceutical Co. Ltd.	151,200	6,902,783
Terumo Corp.	58,400	1,469,472
Toppan Printing Co. Ltd.	104,000	763,670
Toyo Suisan Kaisha Ltd.	15,900	497,424
Unicharm Corp.	26,700	1,752,969
Yakult Honsha Co. Ltd.	18,400	1,009,794
Yamazaki Baking Co. Ltd.	21,400	281,576

		73,503,772

Energy - 1.1%
Idemitsu Kosan Co. Ltd.	16,600	364,085
INPEX Corp.	172,200	2,466,028
JX Holdings, Inc.	430,300	2,211,778
Showa Shell Sekiyu KK	31,800	341,091
TonenGeneral Sekiyu KK	47,000	428,690

		5,811,672

Financial - 18.9%
Acom Co. Ltd.*	84,900	293,758
AEON Financial Service Co. Ltd.	24,200	561,476
AEON Mall Co. Ltd.	26,650	580,668
Aozora Bank Ltd.	266,000	907,588
Bank of Kyoto Ltd. (The)	66,000	580,422
Bank of Yokohama Ltd. (The)	233,000	1,284,753
Chiba Bank Ltd. (The)	168,000	1,183,565
Chugoku Bank Ltd. (The)	27,700	419,048
Credit Saison Co. Ltd.	29,300	582,085
Dai-ichi Life Insurance Co. Ltd. (The)	198,800	2,847,916
Daito Trust Construction Co. Ltd.	16,500	2,040,199
Daiwa Securities Group, Inc.	308,000	2,504,674
Fukuoka Financial Group, Inc.	194,000	939,747
Gunma Bank Ltd. (The)	63,000	371,176
Hachijuni Bank Ltd. (The)	55,000	331,972
Hiroshima Bank Ltd. (The)	83,100	400,944
Hokuhoku Financial Group, Inc.	272,000	541,150
Hulic Co. Ltd.	55,900	633,976
Iyo Bank Ltd. (The)	52,400	531,328
Japan Exchange Group, Inc.	54,420	1,290,870
Japan Prime Realty Investment Corp. REIT	171	628,646
Japan Real Estate Investment Corp. REIT	239	1,313,931
Japan Retail Fund Investment Corp. REIT	528	1,107,305
Joyo Bank Ltd. (The)	155,000	804,460
Mitsubishi Estate Co. Ltd.	249,900	5,768,032
Mitsubishi UFJ Financial Group, Inc.	2,488,900	14,309,770
Mitsubishi UFJ Lease & Finance Co. Ltd.	115,200	614,503
Mitsui Fudosan Co. Ltd.	181,900	5,795,555
Mizuho Financial Group, Inc.	4,438,940	8,443,137
MS&AD Insurance Group Holdings, Inc.	95,300	2,149,276
Nippon Building Fund, Inc. REIT	272	1,513,654
Nippon Prologis REIT, Inc.	262	636,082
NKSJ Holdings, Inc.	59,550	1,438,312
Nomura Holdings, Inc.	707,400	4,537,640
Nomura Real Estate Holdings, Inc.	27,100	488,891
NTT Urban Development Corp.	27,100	310,473
ORIX Corp.	256,360	3,868,376
Resona Holdings, Inc.	430,900	2,336,621
Seibu Holdings, Inc.	23,400	503,107
Seven Bank Ltd.	118,600	481,034
Shinsei Bank Ltd.	296,000	623,038
Shizuoka Bank Ltd. (The)	99,000	1,026,681
Sony Financial Holdings, Inc.	31,100	497,983
Sumitomo Mitsui Financial Group, Inc.	248,100	10,016,282
Sumitomo Mitsui Trust Holdings, Inc.	615,900	2,527,058
Sumitomo Realty & Development Co. Ltd.	67,000	2,594,483
Suruga Bank Ltd.	30,000	569,753
T&D Holdings, Inc.	114,300	1,417,696
Tokio Marine Holdings, Inc.	134,600	4,102,877
Tokyo Tatemono Co. Ltd.	68,000	581,671
Tokyu Fudosan Holdings Corp.	109,100	836,771
United Urban Investment Corp. REIT	535	862,829
Yamaguchi Financial Group, Inc.	34,500	339,214

		101,872,456

Industrial - 21.0%
Advantest Corp.	29,300	340,184
Amada Co. Ltd.	73,700	694,180
Asahi Glass Co. Ltd.	205,000	1,110,068
Brother Industries Ltd.	54,200	1,050,713
Casio Computer Co. Ltd.	46,300	806,340
Central Japan Railway Co.	28,498	3,993,472
Chiyoda Corp.	30,000	328,127
Daikin Industries Ltd.	47,100	3,245,777
East Japan Railway Co.	64,100	4,979,771
FANUC Corp.	36,600	6,120,814
Fuji Electric Co. Ltd.	141,000	681,657
FUJIFILM Holdings Corp.	87,500	2,636,900
Hamamatsu Photonics KK	15,800	750,935
Hankyu Hanshin Holdings, Inc.	230,000	1,355,087
Hirose Electric Co. Ltd.	5,200	671,210
Hitachi Construction Machinery Co. Ltd.	26,800	526,495
Hitachi Ltd.	943,000	7,128,354
Hoya Corp.	85,600	2,766,399
IBIDEN Co. Ltd.	26,900	528,201
IHI Corp.	277,000	1,304,532
Japan Display, Inc.*	72,300	366,208
JGC Corp.	36,000	1,041,818
Kajima Corp.	181,000	925,484
Kamigumi Co. Ltd.	37,000	344,236
Kawasaki Heavy Industries Ltd.	286,000	1,063,790
Keikyu Corp.	81,000	712,336
Keio Corp.	113,000	872,113
Keisei Electric Railway Co. Ltd.	53,000	548,109
Keyence Corp.	8,510	3,641,768
Kintetsu Corp.	307,000	1,076,986
Komatsu Ltd.	178,000	4,028,930
Konica Minolta, Inc.	91,700	1,007,382
Kubota Corp.	238,000	3,399,183
Kurita Water Industries Ltd.	26,900	603,696
Kyocera Corp.	61,000	2,851,982
LIXIL Group Corp.	55,700	1,232,365
Mabuchi Motor Co. Ltd.	4,700	399,327
Makita Corp.	23,800	1,329,021
Maruichi Steel Tube Ltd.	2,800	74,383
Mitsubishi Electric Corp.	372,000	4,655,140
Mitsubishi Heavy Industries Ltd.	581,000	3,575,513
Mitsui OSK Lines Ltd.	220,000	805,613
Murata Manufacturing Co. Ltd.	39,000	3,723,639

Nabtesco Corp.	26,800	616,906
Nagoya Railroad Co. Ltd.	180,600	746,389
NEC Corp.	464,000	1,650,055
Nidec Corp.	43,800	2,792,305
Nikon Corp.	60,400	876,873
Nippon Electric Glass Co. Ltd.	66,000	331,760
Nippon Express Co. Ltd.	170,000	777,740
Nippon Yusen KK	296,000	870,546
NSK Ltd.	91,000	1,208,727
Obayashi Corp.	153,000	1,167,591
Odakyu Electric Railway Co. Ltd.	149,000	1,469,307
Omron Corp.	37,400	1,619,367
Rinnai Corp.	5,900	523,399
Shimizu Corp.	144,700	1,196,040
SMC Corp.	10,300	2,692,186
Sumitomo Heavy Industries Ltd.	104,000	535,768
Taiheiyo Cement Corp.	268,000	1,120,477
Taisei Corp.	228,000	1,358,644
THK Co. Ltd.	26,900	636,789
Tobu Railway Co. Ltd.	211,000	1,105,243
Tokyu Corp.	230,000	1,596,040
Toshiba Corp.	787,000	3,468,866
TOTO Ltd.	49,700	604,263
Toyo Seikan Group Holdings Ltd.	29,800	407,281
West Japan Railway Co.	30,000	1,418,761
Yamato Holdings Co. Ltd.	66,500	1,373,845
Yaskawa Electric Corp.	44,300	569,264
Yokogawa Electric Corp.	53,300	616,271

		112,648,941

Technology - 3.9%
Canon, Inc.	221,100	7,223,018
Fujitsu Ltd.	345,000	2,366,539
GungHo Online Entertainment, Inc.	60,800	324,906
Itochu Techno-Solutions Corp.	1,800	80,013
Konami Corp.	26,100	604,305
Nomura Research Institute Ltd.	25,900	817,738
NTT Data Corp.	27,200	975,116
Oracle Corp. Japan	7,400	301,562
OTSUKA Corp.	9,200	389,947
Ricoh Co. Ltd.	132,600	1,434,392
ROHM Co. Ltd.	20,100	1,282,753
Seiko Epson Corp.	25,700	1,301,735
TDK Corp.	27,100	1,349,205
Tokyo Electron Ltd.	33,500	2,296,011

		20,747,240

Utilities - 2.3%
Chubu Electric Power Co., Inc.*	118,000	1,362,650
Chugoku Electric Power Co., (The), Inc.	57,700	760,867
Electric Power Development Co. Ltd.	26,800	878,351
Hokuriku Electric Power Co.	30,100	389,684
Kansai Electric Power Co., (The), Inc.*	141,600	1,295,216
Kyushu Electric Power Co., Inc.*	85,200	864,734
Osaka Gas Co. Ltd.	366,000	1,505,579
Shikoku Electric Power Co., Inc.*	31,300	384,162
Toho Gas Co. Ltd.	68,000	391,484
Tohoku Electric Power Co., Inc.	86,700	957,454
Tokyo Electric Power Co., Inc.*	266,700	963,806
Tokyo Gas Co. Ltd.	477,000	2,709,014

		12,463,001

TOTAL COMMON STOCKS
(Cost $532,810,187)		533,771,174

TOTAL INVESTMENTS - 99.3%
(Cost $532,810,187) (a)		$533,771,174
Other assets less liabilities - 0.7%		3,937,514

NET ASSETS - 100.0%		$537,708,688

As of August 31, 2014, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
TOPIX Index Futures	17	$2,084,867	9/11/2014	$66,701

Cash posted as collateral to broker for futures contracts was $16,746 at August 31, 2014.

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2014.

As of August 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	9/4/2014	JPY	27,506,002,000	USD	267,523,092	$3,148,521
Barclays Bank PLC	9/4/2014	JPY	372,765,500	USD	3,646,616	63,772
JP Morgan & Chase Co.	9/4/2014	JPY	27,506,002,000	USD	267,516,067	3,141,496
JP Morgan & Chase Co.	9/4/2014	JPY	47,010,670	USD	458,435	6,591
JP Morgan & Chase Co.	9/4/2014	JPY	372,765,500	USD	3,646,563	63,719
Barclays Bank PLC	9/4/2014	USD	271,169,708	JPY	28,170,112,614	(412,023)
JP Morgan & Chase Co.	9/4/2014	USD	180,036	JPY	18,700,000	(300)
JP Morgan & Chase Co.	9/4/2014	USD	271,441,029	JPY	28,198,651,289	(409,044)
Barclays Bank PLC	10/3/2014	JPY	13,927,934,000	USD	134,101,997	203,380
JP Morgan & Chase Co.	10/3/2014	JPY	13,927,934,000	USD	134,096,510	197,893
State Street Bank & Trust Co.	10/3/2014	JPY	13,927,934,000	USD	134,101,416	202,799
The Bank of Nova Scotia	10/3/2014	JPY	13,927,934,000	USD	134,100,383	201,766

Total net unrealized appreciation						$6,408,570

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2014.

Currency Abbreviations

JPY - Japanese Yen

USD - U.S. Dollar

*	Non-income producing security.
(a)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $536,724,725. The net unrealized depreciation was $2,953,551 which consisted of aggregate gross unrealized appreciation of $24,526,212 and aggregate gross unrealized depreciation of $27,479,763.

REIT - Real Estate Investment Trust

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

(formerly db X-trackers MSCI Mexico Hedged Equity Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 100.1%
Basic Materials - 9.2%
Bio Pappel SAB de CV*	4,900	$9,461
Grupo Mexico SAB de CV, Series B	67,523	245,271
Grupo Simec SAB de CV, Series B*	3,900	17,459
Industrias Penoles SAB de CV	3,274	83,072
Mexichem SAB de CV	22,647	97,659
Minera Frisco SAB de CV, Class A1*	17,789	35,764

		488,686

Communications - 24.7%
America Movil SAB de CV, Series L	728,466	890,755
Axtel SAB de CV*	37,300	11,666
Grupo Televisa SAB, Series CPO	52,837	393,103
TV Azteca SAB de CV	36,200	19,433

		1,314,957

Consumer, Cyclical - 9.4%
Alsea SAB de CV*	13,000	44,845
Consorcio ARA SAB de CV*	31,100	14,198
Controladora Comercial Mexicana SAB de CV	11,874	45,728
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	14,700	13,029
El Puerto de Liverpool SAB de CV, Series C1	4,915	56,040
Grupo Aeromexico SAB de CV*	12,500	20,198
Grupo Comercial Chedraui SA de CV	9,726	33,789
Grupo Famsa SAB de CV, Class A*	10,500	11,900
Hoteles City Express SAB de CV*	5,800	11,288
Wal-Mart de Mexico SAB de CV, Series V	91,468	249,012

		500,027

Consumer, Non-cyclical - 18.7%
Arca Continental SAB de CV	9,896	72,740
Coca-Cola Femsa SAB de CV, Series L	6,376	69,505
Fomento Economico Mexicano SAB de CV	39,880	387,097
Genomma Lab Internacional SAB de CV, Class B*	20,112	53,645
Gruma SAB de CV, Class B*	4,400	50,192
Grupo Bimbo SAB de CV, Series A	38,847	122,274
Grupo Herdez SAB de CV	6,700	18,763
Grupo Lala SAB de CV	15,700	40,748
Industrias Bachoco SAB de CV, Series B	4,000	19,127
Kimberly-Clark de Mexico SAB de CV, Class A	37,020	98,773
OHL Mexico SAB de CV*	17,739	52,091
Organizacion Cultiba SAB de CV	7,500	12,893

		997,848

Diversified - 5.8%
Alfa SAB de CV, Class A	65,200	209,759
Grupo Carso SAB de CV, Series A1	13,888	84,856
Grupo Financiero Interacciones SA de CV, Class O	2,000	16,446

		311,061

Financial - 20.7%
Banregio Grupo Financiero SAB de CV	5,200	29,355
Bolsa Mexicana de Valores SAB de CV	12,200	26,104
Compartamos SAB de CV	27,050	57,754
Concentradora Fibra Hotelera Mexicana SA de CV REIT	13,700	23,897
Corp. Inmobiliaria Vesta SAB de CV	11,100	24,132
Credito Real SAB de CV	4,900	13,070
Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	9,800	13,670
Fibra Uno Administracion SA de CV REIT	53,292	191,337
Grupo Financiero Banorte SAB de CV, Class O	50,812	357,676
Grupo Financiero Inbursa SAB de CV, Class O	54,202	164,677
Grupo Financiero Santander Mexico SAB de CV, Class B	43,400	129,967
Mexico Real Estate Management SA de CV REIT*	15,700	31,468
Qualitas Controladora SAB de CV	5,700	15,592
TF Administradora Industrial S de RL de CV REIT*	10,800	24,727

		1,103,426

Industrial - 11.6%
Cemex SAB de CV*	245,019	325,461
Empresas ICA SAB de CV*	16,800	31,142
Grupo Aeroportuario del Centro Norte SAB de CV*	6,500	27,791
Grupo Aeroportuario del Pacifico SAB de CV, Class B	7,859	54,552
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,115	65,561
Industrias CH SAB de CV, Series B*	4,638	25,625
Promotora y Operadora de Infraestructura SAB de CV*	6,315	88,519

		618,651

TOTAL COMMON STOCKS
(Cost $4,874,324)	5,334,656

TOTAL INVESTMENTS - 100.1%
(Cost $4,874,324) (a)	$5,334,656
Liabilities in excess of other assets - (0.1%)	(5,971)

NET ASSETS - 100.0%	$5,328,685

As of August 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	9/4/2014	MXN	34,304,000	USD	2,586,151	$(36,425)
JP Morgan & Chase Co.	9/4/2014	MXN	34,304,000	USD	2,586,522	(36,054)
JP Morgan & Chase Co.	9/4/2014	MXN	3,800	USD	289	(1)
Barclays Bank PLC	9/4/2014	USD	2,586,151	MXN	33,816,510	(844)
JP Morgan & Chase Co.	9/4/2014	USD	721	MXN	9,600	13
JP Morgan & Chase Co.	9/4/2014	USD	2927	MXN	38,970	52
JP Morgan & Chase Co.	9/4/2014	USD	405	MXN	5,370	6
JP Morgan & Chase Co.	9/4/2014	USD	2,291	MXN	30,000	2
JP Morgan & Chase Co.	9/4/2014	USD	2,580,467	MXN	33,740,893	(941)
The Bank of New York Mellon	9/5/2014	MXN	37,000	USD	2,797	(31)
The Bank of New York Mellon	9/5/2014	USD	2,797	MXN	36,583	(1)
Barclays Bank PLC	10/3/2014	MXN	34,943,000	USD	2,666,972	735
JP Morgan & Chase Co.	10/3/2014	MXN	34,943,000	USD	2,667,181	943

Total net unrealized depreciation						$(72,546)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2014.

Currency Abbreviations

MXN - Mexican Peso

USD - U.S. Dollar

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $4,881,613. The net unrealized appreciation was $453,043 which consisted of aggregate gross unrealized appreciation of $486,089 and aggregate gross unrealized depreciation of $33,046.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

(formerly db X-trackers MSCI South Korea Hedged Equity Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.0%
Basic Materials - 8.3%
Hanwha Chemical Corp.	834	$13,489
Hyundai Steel Co.	590	44,049
KCC Corp.	38	25,597
Korea Zinc Co. Ltd.	74	30,689
LG Chem Ltd.	369	98,077
Lotte Chemical Corp.	128	20,640
OCI Co. Ltd.*	124	17,794
POSCO	518	170,632

		420,967

Communications - 6.5%
Cheil Worldwide, Inc.*	677	15,323
KT Corp.	583	20,124
LG Uplus Corp.	1,604	17,322
NAVER Corp.	222	168,150
NCSoft Corp.	131	18,734
Samsung SDI Co. Ltd.	440	65,743
SK Telecom Co. Ltd.	89	23,963

		329,359

Consumer, Cyclical - 19.8%
Daewoo International Corp.	331	12,160
E-Mart Co. Ltd.	165	39,706
Halla Visteon Climate Control Corp.	311	16,532
Hankook Tire Co. Ltd.	582	30,192
Hanwha Corp.	460	13,724
Hotel Shilla Co. Ltd.	262	30,749
Hyundai Department Store Co. Ltd.	125	19,540
Hyundai Development Co.-Engineering & Construction	448	18,204
Hyundai Mobis Co. Ltd.	540	156,576
Hyundai Motor Co.	1,222	280,809
Hyundai Wia Corp.	125	27,491
Kangwon Land, Inc.	981	34,878
Kia Motors Corp.	2,094	126,390
Korean Air Lines Co. Ltd.*	270	9,706
LG Corp.	761	53,213
Lotte Shopping Co. Ltd.	84	27,504
Paradise Co. Ltd.	289	11,201
Samsung C&T Corp.	998	73,427
Shinsegae Co. Ltd.	59	13,558
SK Networks Co. Ltd.*	1,180	11,440

		1,007,000

Consumer, Non-cyclical - 6.0%
Amorepacific Corp.	25	52,024
AMOREPACIFIC Group	22	22,956
Celltrion, Inc.*	479	19,676
CJ CheilJedang Corp.	62	23,113
Hite Jinro Co. Ltd.	360	8,201
KT&G Corp.	877	82,082
LG Household & Health Care Ltd.	74	37,440
Lotte Confectionery Co. Ltd.	5	10,701
Orion Corp.	28	24,108
S-1 Corp.	187	13,648
Yuhan Corp.	69	11,773

		305,722

Diversified - 0.6%
CJ Corp.	114	20,125
LS Corp.	188	12,979

		33,104

Energy - 2.2%
GS Holdings	397	16,856
SK Holdings Co. Ltd.	204	32,292
SK Innovation Co. Ltd.	506	46,959
S-Oil Corp.	376	17,373

		113,480

Financial - 15.2%
BS Financial Group, Inc.	1,710	28,333
Daewoo Securities Co. Ltd.*	1,495	17,398
DGB Financial Group, Inc.	1,109	19,359
Dongbu Insurance Co. Ltd.	327	19,737
Hana Financial Group, Inc.	2,248	94,336
Hanwha Life Insurance Co. Ltd.	1,838	12,616
Hyundai Marine & Fire Insurance Co. Ltd.	486	14,931

Industrial Bank of Korea	1,678	29,126
KB Financial Group, Inc.	3,071	125,845
Korea Investment Holdings Co. Ltd.	325	16,315
Mirae Asset Securities Co. Ltd.	200	9,557
Samsung Card Co. Ltd.	293	14,087
Samsung Fire & Marine Insurance Co. Ltd.	264	72,252
Samsung Life Insurance Co. Ltd.	504	52,938
Samsung Securities Co. Ltd.	500	24,434
Shinhan Financial Group Co. Ltd.	3,385	175,267
Woori Finance Holdings Co. Ltd.*	2,378	32,248
Woori Investment & Securities Co. Ltd.	1,020	11,921

		770,700

Industrial - 10.7%
Coway Co. Ltd.	428	35,922
Daelim Industrial Co. Ltd.	235	20,256
Daewoo Engineering & Construction Co. Ltd.*	925	7,773
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	907	22,229
Doosan Corp.	65	7,725
Doosan Heavy Industries & Construction Co. Ltd.	388	11,040
Doosan Infracore Co. Ltd.*	1,024	11,967
GS Engineering & Construction Corp.*	470	17,081
Hyosung Corp.	191	14,768
Hyundai Engineering & Construction Co. Ltd.	572	36,048
Hyundai Glovis Co. Ltd.	113	33,712
Hyundai Heavy Industries Co. Ltd.	331	47,008
Hyundai Merchant Marine Co. Ltd.*	650	7,885
Hyundai Mipo Dockyard Co. Ltd.	116	14,758
Korea Aerospace Industries Ltd.	317	11,239
Kumho Petro Chemical Co. Ltd.	144	11,546
LG Display Co. Ltd.*	1,861	64,331
LG Electronics, Inc.	851	63,450
LG Innotek Co. Ltd.*	95	12,602
LS Industrial Systems Co. Ltd.	132	8,150
Samsung Electro-Mechanics Co. Ltd.	457	24,744
Samsung Engineering Co. Ltd.*	225	14,180
Samsung Heavy Industries Co. Ltd.	1,245	33,460
Samsung Techwin Co. Ltd.	323	13,586

		545,460

Technology - 24.8%
Samsung Electronics Co. Ltd.	844	1,027,167
SK C&C Co. Ltd.	161	33,742
SK Hynix, Inc.*	4,451	199,295

		1,260,204

Utilities - 1.9%
Korea Electric Power Corp.	2,047	85,195
Korea Gas Corp.*	236	13,127

		98,322

TOTAL COMMON STOCKS
(Cost $4,521,305)		4,884,318

PREFERRED STOCKS - 4.2%
Basic Materials - 0.2%
LG Chem Ltd.	64	11,140

Consumer, Cyclical - 1.5%
Hyundai Motor Co.	188	27,812
Hyundai Motor Co. - 2nd Preferred	302	46,762

		74,574

Technology - 2.5%
Samsung Electronics Co. Ltd.	126	126,752

TOTAL PREFERRED STOCKS
(Cost $187,095)		212,466

TOTAL INVESTMENTS - 100.2%
(Cost $4,708,400) (a)		$5,096,784
Liabilities in excess of other assets - (0.2%)		(10,364)

NET ASSETS - 100.0%		$5,086,420

As of August 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	9/4/2014	KRW	2,677,419,000	USD	2,587,553	$(52,511)
JP Morgan & Chase Co.	9/4/2014	KRW	2,677,419,000	USD	2,600,446	(39,618)
Barclays Bank PLC	9/4/2014	USD	2,640,557	KRW	2,677,419,000	(493)
JP Morgan & Chase Co.	9/4/2014	USD	2,640,583	KRW	2,677,419,000	(519)
Barclays Bank PLC	10/6/2014	KRW	2,579,902,000	USD	2,539,974	50
JP Morgan & Chase Co.	10/6/2014	KRW	2,579,902,000	USD	2,540,199	275

Total net unrealized depreciation						$(92,816)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2014.

Currency Abbreviations

KRW - South Korean Won

USD - U.S. Dollar

*	Non-income producing security.
(a)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $4,733,403. The net unrealized appreciation was $363,381 which consisted of aggregate gross unrealized appreciation of $543,511 and aggregate gross unrealized depreciation of $180,130.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

(formerly db X-trackers MSCI United Kingdom Hedged Equity Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Basic Materials - 9.1%
Anglo American PLC	2,560	$65,024
Antofagasta PLC	720	9,389
BHP Billiton PLC	3,864	122,362
Croda International PLC	248	8,984
Fresnillo PLC (Mexico)	336	5,366
Glencore PLC (Switzerland)*	19,409	116,771
Johnson Matthey PLC	374	19,607
Randgold Resources Ltd. (Channel Islands)	160	13,507
Rio Tinto PLC	2,325	124,035

		485,045

Communications - 8.2%
ASOS PLC*	100	4,703
British Sky Broadcasting Group PLC	1,895	27,480
BT Group PLC	14,454	92,863
Inmarsat PLC	819	9,524
ITV PLC	6,815	23,895
Pearson PLC	1,476	27,224
Reed Elsevier PLC	2,096	34,188
Vodafone Group PLC	48,270	165,679
WPP PLC	2,410	50,531

		436,087

Consumer, Cyclical - 5.7%
Burberry Group PLC	808	19,061
Carnival PLC	335	12,491
Compass Group PLC	3,131	50,914
Dixons Carphone PLC	1,800	10,298
easyJet PLC	290	6,427
GKN PLC	2,989	17,412
InterContinental Hotels Group PLC	458	17,556
Kingfisher PLC	4,334	21,851
Marks & Spencer Group PLC	2,950	21,054
Next PLC	279	32,862
Persimmon PLC*	555	12,199
Sports Direct International PLC*	500	6,022
Travis Perkins PLC	448	12,963
TUI Travel PLC	817	5,052
Whitbread PLC	327	23,827
William Hill PLC	1,581	9,186
Wolseley PLC (Switzerland)	484	26,018

		305,193

Consumer, Non-cyclical - 27.9%
Aggreko PLC	467	13,195
Associated British Foods PLC	665	31,607
AstraZeneca PLC	2,305	174,762
Babcock International Group PLC	902	16,786
British American Tobacco PLC	3,427	202,169
Bunzl PLC	607	16,587
Capita PLC	1,201	24,464
Coca-Cola HBC AG (Switzerland)*	351	8,239
Diageo PLC	4,607	135,794
Experian PLC (Ireland)	1,797	31,265
G4S PLC	2,834	12,468
GlaxoSmithKline PLC	8,866	217,029
Imperial Tobacco Group PLC	1,723	75,143
Intertek Group PLC	295	13,718
J Sainsbury PLC	2,255	10,868
Reckitt Benckiser Group PLC	1,188	103,543
SABMiller PLC	1,765	97,369
Shire PLC (Ireland)	1,060	86,632
Smith & Nephew PLC	1,604	27,774
Tate & Lyle PLC	852	9,569
Tesco PLC	14,983	57,197
Unilever PLC	2,343	103,427
WM Morrison Supermarkets PLC	4,032	11,881

		1,481,486

Energy - 17.1%
AMEC PLC	543	10,142
BG Group PLC	6,248	124,626
BP PLC	33,657	269,124
Petrofac Ltd.	474	8,884
Royal Dutch Shell PLC, Class A (Netherlands)	7,178	290,523
Royal Dutch Shell PLC, Class B (Netherlands)	4,455	188,263
Tullow Oil PLC	1,659	20,105

		911,667

Financial - 22.4%
3i Group PLC	1,774	11,580
Aberdeen Asset Management PLC	1,621	11,691
Admiral Group PLC	350	7,757
Aviva PLC	5,342	46,205
Barclays PLC	29,998	111,778
British Land Co. PLC REIT	1,722	20,883
Direct Line Insurance Group PLC	2,733	13,562
Friends Life Group Ltd. (Channel Islands)	2,590	13,187
Hammerson PLC REIT	1,302	13,131

Hargreaves Lansdown PLC	390	7,264
HSBC Holdings PLC	34,813	376,820
ICAP PLC	1,003	6,314
Intu Properties PLC REIT	1,589	9,022
Investec PLC	1,050	9,561
Land Securities Group PLC REIT	1,431	25,704
Legal & General Group PLC	10,846	43,520
Lloyds Banking Group PLC*	104,417	132,212
London Stock Exchange Group PLC	322	10,921
Old Mutual PLC	9,006	29,738
Prudential PLC	4,690	112,897
Royal Bank of Scotland Group PLC*	4,453	26,820
RSA Insurance Group PLC	1,841	14,004
Schroders PLC	220	8,897
Segro PLC REIT	1,356	8,332
Standard Chartered PLC	4,506	90,739
Standard Life PLC	4,307	27,485

		1,190,024

Industrial - 3.7%
BAE Systems PLC	5,901	43,604
Cobham PLC	1,970	9,717
IMI PLC	508	11,436
Meggitt PLC	1,441	11,282
Melrose Industries PLC	1,957	8,860
Rexam PLC	1,285	10,816
Rolls-Royce Holdings PLC*	3,390	57,460
Royal Mail PLC	1,200	8,893
Smiths Group PLC	719	15,708
Weir Group PLC (The)	389	17,081

		194,857

Technology - 1.0%
ARM Holdings PLC	2,527	40,735
Sage Group PLC (The)	2,027	13,248

		53,983

Utilities - 4.3%
Centrica PLC	9,240	48,995
National Grid PLC	6,862	102,413
Severn Trent PLC	436	14,078
SSE PLC	1,734	43,698
United Utilities Group PLC	1,245	18,127

		227,311

TOTAL COMMON STOCKS
(Cost $5,072,005)		5,285,653

TOTAL INVESTMENTS - 99.4%
(Cost $5,072,005) (a)		$5,285,653
Other assets less liabilities - 0.6%		33,991

NET ASSETS - 100.0%		$5,319,644

As of August 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	9/4/2014	GBP	1,552,000	USD	2,619,563	$43,105
JP Morgan & Chase Co.	9/4/2014	GBP	1,552,000	USD	2,619,574	43,116
The Bank of New York Mellon	9/4/2014	GBP	665	USD	1,116	12
Barclays Bank PLC	9/4/2014	USD	2,619,563	GBP	1,577,421	(904)
JP Morgan & Chase Co.	9/4/2014	USD	5,968	GBP	3,600	9
JP Morgan & Chase Co.	9/4/2014	USD	2,613,607	GBP	1,573,751	(1,040)
The Bank of New York Mellon	9/4/2014	USD	1,116	GBP	672	—
Barclays Bank PLC	10/3/2014	GBP	1,598,000	USD	2,653,235	979
JP Morgan & Chase Co.	10/3/2014	GBP	1,598,000	USD	2,653,239	983

Total net unrealized appreciation						$86,260

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2014.

Currency Abbreviations

GBP - Pound Sterling

USD - U.S. Dollar

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $5,079,704. The net unrealized appreciation was $205,949 which consisted of aggregate gross unrealized appreciation of $502,297 and aggregate gross unrealized depreciation of $296,348.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

(formerly db X-trackers Municipal Infrastructure Revenue Bond Fund)

August 31, 2014 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 98.0%
Arizona - 0.7%
Arizona Department of Transportation State Highway Fund, Fuel Sales Tax Revenue, Sub-Series A,
5.00%, 7/01/26	$100,000	$119,264

California - 12.6%
City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series A,
5.00%, 5/15/40	85,000	96,178
City of San Francisco Public Utilities Commission, Water Revenue,
5.00%, 11/01/35	100,000	113,795
M-S-R Energy Authority, Natural Gas Revenue,
Series B, 6.125%, 11/01/29	100,000	127,284
Series A, 6.50%, 11/01/39	500,000	675,685
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series B,
AMT, 5.00%, 7/01/43	600,000	656,190
San Francisco City & County Airports Commission, Private Airport & Marina Revenue, San Francisco International Airport, Series E,
5.25%, 5/01/32	220,000	252,428
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A,
5.00%, 11/01/33	300,000	329,283

		2,250,843

Colorado - 1.0%
City & County of Denver Airport System, Private Airport & Marina Revenue, Series B,
5.00%, 11/15/32	100,000	114,495
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A,
5.00%, 11/01/26	50,000	59,566

		174,061

Florida - 7.1%
City of Cape Coral, Water & Sewer Revenue,
5.00%, 10/01/41 INS: AGM	80,000	86,924
County of Miami-Dade Aviation, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/01/24	250,000	287,558
Series A, AMT, 5.00%, 10/01/30	50,000	55,335
County of Miami-Dade Transit System, Sales Tax Revenue,
5.00%, 7/01/37	50,000	55,553
County of Miami-Dade Water & Sewer System, Water Revenue,
5.00%, 10/01/39 INS: AGM	500,000	560,730
Orlando-Orange County Expressway Authority, Highway Tolls Revenue,
5.00%, 7/01/35	200,000	223,516

		1,269,616

Georgia - 2.6%
County of DeKalb Water & Sewerage, Water Revenue, Series A,
5.25%, 10/01/41	110,000	126,811
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 3rd Series,
5.00%, 7/01/39	300,000	339,606

		466,417

Illinois - 3.4%
City of Chicago Waterworks, Water Revenue,
5.00%, 11/01/42	575,000	612,444

Indiana - 4.3%
Indiana Finance Authority, Sewer Revenue, Series A,
5.00%, 10/01/41	700,000	769,314

Massachusetts - 14.4%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A,
5.00%, 7/01/25	750,000	947,804

Massachusetts School Building Authority, Sales Tax Revenue, Series A, 5.00%, 8/15/25	750,000	910,994
Series A, 5.00%, 8/15/26	200,000	241,868
Series B, 5.00%, 8/15/28	400,000	474,280

		2,574,946

Nevada - 0.6%
County of Clark, Private Airport & Marina Revenue, Las Vegas-McCarran International Airport, Series A, 5.125%, 7/01/34	100,000	112,322

New Jersey - 5.9%
New Jersey State Turnpike Authority, Highway Tolls Revenue, Series A, 5.00%, 1/01/35	250,000	277,920
Series A, 5.00%, 1/01/43	700,000	775,201

		1,053,121

New York - 19.7%
Hudson Yards Infrastructure Corp., Miscellaneous Tax Revenue, Series A, 5.25%, 2/15/47	200,000	221,168
Series A, 5.75%, 2/15/47	55,000	63,506
Long Island Power Authority, Electric Power & Light Revenue, Series A, 6.00%, 5/01/33	200,000	234,976
Metropolitan Transportation Authority, New York Transit Revenue, Series D, 5.00%, 11/15/27	250,000	288,710
Series A, 5.00%, 11/15/38	100,000	110,817
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-1, 5.00%, 5/01/39	350,000	392,165
New York City Water & Sewer System, Water Revenue, Series EE, 5.00%, 6/15/34	110,000	125,637
Series GG, 5.00%, 6/15/43	100,000	109,788
Series FF, 5.00%, 6/15/45	300,000	331,851
Series BB, 5.00%, 6/15/47	450,000	499,064
Triborough Bridge & Tunnel Authority, New York Highway Tolls Revenue, Series B, 5.00%, 11/15/25	200,000	242,984
Series A, 5.00%, 11/15/27	765,000	901,476

		3,522,142

Pennsylvania - 3.1%
Pennsylvania Turnpike Commission, Highway Tolls Revenue, Series A, 5.00%, 12/01/42	100,000	110,179
Westmoreland County Municipal Authority, Water Revenue, 5.00%, 8/15/37	400,000	438,548

		548,727

Texas - 15.6%
City Public Service Board of San Antonio, Electric Power & Light Revenue, 5.25%, 2/01/24	435,000	549,875
Dallas/Fort Worth International Airport, Private Airport & Marina Revenue, Series E, AMT, 5.00%, 11/01/35	200,000	213,028
Series H, AMT, 5.00%, 11/01/37	300,000	320,748
Texas Private Activity Bond Surface Transportation Corp., Highway Tolls Revenue, LBJ Infrastructure, 7.00%, 6/30/40	700,000	844,270
Texas Transportation Commission, Highway Tolls Revenue, Series A, 5.00%, 8/15/41	800,000	867,976

		2,795,897

Utah - 1.2%
Utah Transit Authority, Sales Tax Revenue, 5.00%, 6/15/42	200,000	217,384

Virginia - 3.2%
Virginia Small Business Financing Authority, Highway Tolls Revenue, Elizabeth River Crossings, AMT, 6.00%, 1/01/37	500,000	565,615

Washington - 2.6%
Port of Seattle, Private Airport & Marina Revenue, Series A, 5.00%, 8/01/31	400,000	458,912
TOTAL MUNICIPAL BONDS
(Cost $16,882,651)		17,511,025

TOTAL INVESTMENTS - 98.0%
(Cost $16,882,651) (a)	$17,511,025
Other assets less liabilities - 2.0%	360,145

NET ASSETS - 100.0%	$17,871,170

(a)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $16,882,651. The net unrealized appreciation was $628,374 which consisted of aggregate gross unrealized appreciation of $628,439 and aggregate gross unrealized depreciation of $65.

AGM - Assured Guaranty Corp

AMT - Alternative Minimum Tax

INS - Insured

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Regulated Utilities ETF

(formerly db X-trackers Regulated Utilities Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Electric Utilities - 41.6%
ALLETE, Inc.	642	$31,246
American Electric Power Co., Inc.	8,007	429,976
AusNet Services (Australia)	26,919	35,575
Cleco Corp.	973	54,897
Duke Energy Corp.	5,610	415,084
Edison International	5,348	316,281
El Paso Electric Co.	642	25,256
Elia System Operator SA (Belgium)	439	21,418
Emera, Inc. (Canada)	2,173	68,709
Empire District Electric (The) Co.	697	18,017
FirstEnergy Corp.	6,850	234,544
Fortis, Inc. (Canada)	3,465	106,821
Great Plains Energy, Inc.	2,505	64,303
IDACORP, Inc.	814	46,170
ITC Holdings Corp.	2,546	95,093
Northeast Utilities	5,129	235,370
Pepco Holdings, Inc.	4,063	111,976
Pinnacle West Capital Corp.	1,792	102,054
PNM Resources, Inc.	1,288	33,758
Portland General Electric Co.	1,261	43,467
Red Electrica Corp. SA (Spain)	1,703	143,412
Southern (The) Co.	9,135	405,594
Spark Infrastructure Group (Australia)	18,380	33,817
Terna Rete Elettrica Nazionale SpA (Italy)	23,187	119,430
UIL Holdings Corp.	896	33,376
Westar Energy, Inc.	2,200	81,246
Xcel Energy, Inc.	8,154	261,336

		3,568,226

Gas Utilities - 9.6%
AGL Resources, Inc.	1,930	102,888
APA Group (Australia)	13,646	98,771
Atmos Energy Corp.	1,463	73,969
Enagas SA (Spain)	3,356	111,873
Northwest Natural Gas Co.	432	19,639
Piedmont Natural Gas Co., Inc.	1,216	45,478
Questar Corp.	2,823	66,369
Snam SpA (Italy)	34,253	199,201
South Jersey Industries, Inc.	518	30,018
Southwest Gas Corp.	746	38,949
WGL Holdings, Inc.	840	36,532

		823,687

Multi-Utilities - 37.0%
Alliant Energy Corp.	1,819	106,393
Avista Corp.	955	30,999
CenterPoint Energy, Inc.	7,004	173,979
CMS Energy Corp.	4,350	132,849
Consolidated Edison, Inc.	4,794	277,525
Dominion Resources, Inc.	6,066	425,955
DTE Energy Co.	2,859	223,717
DUET Group (Australia)	20,237	46,117
Integrys Energy Group, Inc.	1,305	88,596
National Grid PLC (United Kingdom)	31,334	467,647
NiSource, Inc.	5,092	202,000
NorthWestern Corp.	614	29,644
PG&E Corp.	7,300	339,304
SCANA Corp.	2,061	107,048
Sempra Energy	3,746	396,964
TECO Energy, Inc.	3,517	63,658
Vectren Corp.	1,347	55,537

		3,167,932

Oil, Gas & Consumable Fuels - 5.3%
Enbridge, Inc. (Canada)	9,166	456,925

Water Utilities - 6.2%
American States Water Co.	626	20,220
American Water Works Co., Inc.	2,907	147,123
Aqua America, Inc.	2,865	71,654
California Water Service Group	736	17,929
Severn Trent PLC (United Kingdom)	3,657	118,083
United Utilities Group PLC (United Kingdom)	10,893	158,596

		533,605

TOTAL COMMON STOCKS
(Cost $7,469,858)		8,550,375

TOTAL INVESTMENTS - 99.7%
(Cost $7,469,858) (a)		$8,550,375
Other assets less liabilities - 0.3%		28,422

NET ASSETS - 100.0%		$8,578,797

COUNTRY BREAKDOWN AS OF AUGUST 31, 2014 (Unaudited)

% of Net Assets
United States	74.2%
United Kingdom	8.7
Canada	7.4
Italy	3.7
Spain	3.0
Australia	2.5
Belgium	0.2

TOTAL INVESTMENTS	99.7
Other assets less liabilities	0.3

NET ASSETS - 100.0%	100.0%

(a)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $7,471,881. The net unrealized appreciation was $1,078,494 which consisted of aggregate gross unrealized appreciation of $1,120,051 and aggregate gross unrealized depreciation of $41,557.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF TRUST

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF

(formerly db X-trackers Solactive Investment Grade Subordinated Debt Fund)

August 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.9%
Financial - 95.5%
Banks - 70.1%
Banco Bradesco SA, 144A (Brazil) 5.90%, 1/16/21	$550,000	$588,500
Bank of America Corp. 5.42%, 3/15/17	100,000	109,244
6.11%, 1/29/37	300,000	357,121
7.75%, 5/14/38	100,000	140,518
Barclays Bank PLC (United Kingdom) 5.14%, 10/14/20	300,000	327,913
BB&T Corp. 5.20%, 12/23/15	375,000	396,054
BPCE SA, 144A (France) 5.15%, 7/21/24	300,000	321,697
Citigroup, Inc. 5.00%, 9/15/14	659,000	659,934
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 3.95%, 11/09/22	300,000	309,092
Credit Suisse AG, 144A (Switzerland) 6.50%, 8/08/23	250,000	275,619
Fifth Third Bancorp 8.25%, 3/01/38	150,000	226,741
Goldman Sachs Group, (The), Inc. 6.45%, 5/01/36	125,000	149,208
6.75%, 10/01/37	550,000	679,741
HSBC Holdings PLC (United Kingdom) 6.50%, 9/15/37	200,000	253,519
5.25%, 3/14/44	250,000	276,399
ING Bank NV, 144A (Netherlands) 5.80%, 9/25/23	350,000	398,043
JPMorgan Chase & Co. 5.125%, 9/15/14	257,000	257,380
3.375%, 5/01/23	225,000	221,834
Morgan Stanley 4.875%, 11/01/22	300,000	324,618
MTN, 4.10%, 5/22/23	125,000	127,477
Nordea Bank AB, 144A (Sweden) 4.875%, 5/13/21	400,000	438,033
Oversea-Chinese Banking Corp. Ltd., 144A (Singapore) 4.25%, 6/19/24	250,000	252,990
Santander UK PLC, 144A (United Kingdom) 5.00%, 11/07/23	400,000	431,872
Standard Chartered PLC, 144A (United Kingdom) 3.95%, 1/11/23	450,000	451,122
US Bank NA 4.80%, 4/15/15	450,000	462,574
Wells Fargo & Co. 5.375%, 11/02/43	200,000	228,500
5.606%, 1/15/44	300,000	353,587

		9,019,330

Diversified Financial Services - 7.3%
General Electric Capital Corp.,
Series A 7.125%, 12/29/49 (a)	250,000	295,139
Series G, MTN, 6.375%, 11/15/67 (a)	150,000	166,710
HSBC Finance Corp. 6.676%, 1/15/21	400,000	480,742

		942,591

Insurance - 18.1%
Allstate (The) Corp. 5.75%, 8/15/53 (a)	400,000	428,750
Chubb (The) Corp. 6.375%, 3/29/67 (a)	400,000	442,372
MetLife, Inc. 6.40%, 12/15/36	300,000	339,750
Northwestern Mutual Life Insurance (The) Co., 144A 6.063%, 3/30/40	250,000	318,275
Prudential Financial, Inc. 5.625%, 6/15/43 (a)	425,000	457,937
Teachers Insurance & Annuity Association of America, 144A 6.85%, 12/16/39	250,000	338,010

		2,325,094

Utilities - 2.4%
Electric - 2.4%
Electricite de France, 144A (France) 5.25%, 1/29/49 (a)	300,000	310,500

TOTAL CORPORATE BONDS
(Cost $12,324,994)		12,597,515

TOTAL INVESTMENTS - 97.9%
(Cost $12,324,994) (b)		$12,597,515
Other assets less liabilities - 2.1%		267,095

NET ASSETS - 100.0%		$12,864,610

COUNTRY BREAKDOWN AS OF AUGUST 31, 2014 (Unaudited)

% of Net Assets
United States	61.9%
United Kingdom	13.5
Netherlands	5.5
France	4.9
Brazil	4.6
Sweden	3.4
Switzerland	2.1
Singapore	2.0

TOTAL INVESTMENTS	97.9
Other assets less liabilities	2.1

NET ASSETS	100.0%

MTN - Medium Term Note.

(a)	Variable Rate Coupon. Stated interest rate was in effect at August 31, 2014.
(b)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $12,334,352. The unrealized appreciation was $263,163 which consisted of aggregate gross unrealized appreciation of $274,902 and aggregate gross unrealized depreciation of $11,739.

144A - Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of August 31, 2014.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
Investments in Securities
Common Stocks †	$359,845,653	$—	$8,466,811	$368,312,464

Total Investments	$359,845,653	$—	$8,466,811	$368,312,464

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2014	—
Purchases	2,951,519
Sales	(210,446)
Realized gain(loss)	21,609
Change in unrealized gain(loss)	599,999
Transfers into Level 3 (a)	5,104,130
Transfers out of Level 3	—
Balance at August 31, 2014	8,466,811
Change in unrealized gain(loss) related to investments still held at August 31, 2014	599,999

Transfers between price levels are recognized at the beginning of the reporting period.

(a)	During the period ended August 31,2014, the amount of transfers between Level 1 and Level 3 was $5,104,130. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.These halted securities are valued at the last traded price.

A significant change between the last traded price and the price of the security once it resumes trading on the securities exchange could have a material change in the fair value measurement.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
Investments in Securities
Common Stocks †	$5,714,397	$—	$288,350	$6,002,747

Total Investments	$5,714,397	$—	$288,350	$6,002,747

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2014	—
Purchases	25,737
Sales	(109,791)
Realized gain(loss)	4,252
Change in unrealized gain(loss)	27,573
Transfers into Level 3 (b)	340,579
Transfers out of Level 3	—
Balance at August 31, 2014	288,350
Change in unrealized gain(loss) related to investments still held at August 31, 2014	$27,573

Transfers between price levels are recognized at the beginning of the reporting period.

(b)	During the period ended August 31,2014, the amount of transfers between Level 1 and Level 3 was $340,579. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.These halted securities are valued at the last traded price.

A significant change between the last traded price and the price of the security once it resumes trading on the securities exchange could have a material change in the fair value measurement.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
Deutsche X-trackers Harvest MSCI All China Equity ETF
Investments in Securities
Common Stocks †	$2,901,091	$—	$3,510	$2,904,601
Exchange—Traded Funds	2,820,372	—	—	2,820,372

Total Investments	$5,721,463	$—	$3,510	$5,724,973

Transfers between price levels are recognized at the beginning of the reporting period.

During the period ended August 31,2014, the amount of transfers between Level 1 and Level 3 was $3,791. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Investments in Securities
Common Stocks †	$5,130,843	$—	$93	$5,130,936
Preferred Stocks	95,035	—	—	95,035
Rights	62	—	235	297
Warrants	204	—	65	269
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	60,282	—	60,282
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(22,089)	—	(22,089)

Total Investments	$5,226,144	$38,193	$393	$5,264,730

Transfers between price levels are recognized at the beginning of the reporting period.

During the period ended August 31,2014, the amount of transfers between Level 1 and Level 3 was $724. Investments were transferred from Level 1 to Level 3 as a result of a delisting on a securities exchange.

During the period ended August 31,2014, the amount of transfers between Level 1 and Level 3 was $300. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Investments in Securities
Common Stocks †	$6,910,172	$—	$847	$6,911,019
Preferred Stocks	19,113	—	—	19,113
Rights	652	—	881	1,533
Warrants	513	—	224	737
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	8,199	—	8,199
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(49,540)	—	(49,540)

Total Investments	$6,930,450	$(41,341)	$1,952	$6,891,061

Transfers between price levels are recognized at the beginning of the reporting period.

During the period ended August 31,2014, the amount of transfers between Level 1 and Level 3 was $1,952. Investments were transferred from Level 1 to Level 3 as a result of a halt in a trading on a securities exchange.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Investments in Securities
Common Stocks †	$3,354,173	$—	$—	$3,354,173
Preferred Stocks	2,500,119	—	—	2,500,119
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	6,504	—	6,504
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(122,060)	—	(122,060)

Total Investments	$5,854,292	$(115,556)	$—	$5,738,736

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Investments in Securities
Common Stocks †	$597,290,836	$—	$25,713	$597,316,549
Preferred Stocks	2,940,306	—	—	2,940,306
Rights	12,864	—	25,870	38,734
Warrants	11,963	—	—	11,963
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	9,040,922	—	9,040,922
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(1,527,177)	—	(1,527,177)
Futures Contracts	(46,600)	—	—	(46,600)

Total Investments	$600,209,369	$7,513,745	$51,583	$607,774,697

Transfers between price levels are recognized at the beginning of the reporting period.

During the period ended August 31,2014, the amount of transfers between Level 1 and Level 3 was $209,759. Investments were transferred from Level 1 to Level 3 as a result of delisting on a securities exchange.

During the period ended August 31,2014, the amount of transfers between Level 1 and Level 3 was $25,870. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Investments in Securities
Common Stocks †	$28,983,519	$—	$1,535	$28,985,054
Preferred Stocks	2,039,622	—	—	2,039,622
Warrants	—	—	3,654	3,654
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	119,105	—	119,105
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(323,271)	—	(323,271)
Futures Contracts	8,380	—	—	8,380

Total Investments	$31,031,521	$(204,166)	$5,189	$30,832,544

Transfers between price levels are recognized at the beginning of the reporting period.

During the period ended August 31,2014, the amount of transfers between Level 1 and Level 3 was $5,189. Investments were transferred from Level 1 to Level 3 as a result of a halt in a trading on a securities exchange.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Investments in Securities
Common Stocks †	$262,987,227	$—	$8,985	$262,996,212
Preferred Stocks	2,306,470	—	—	2,306,470
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	4,022,019	—	4,022,019
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(583,428)	—	(583,428)

Total Investments	$265,293,697	$3,438,591	$8,985	$268,741,273

Transfers between price levels are recognized at the beginning of the reporting period.

During the period ended August 31,2014, the amount of transfers between Level 1 and Level 3 was $74,309. Investments were transferred from Level 1 to Level 3 as a result of a halt in a trading on a securities exchange.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Investments in Securities
Common Stocks †	$39,250,674	$—	$—	$39,250,674
Preferred Stocks	2,751,193	—	—	2,751,193
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	878,200	—	878,200
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(106,578)	—	(106,578)
Futures Contracts	(16,565)	—	—	(16,565)

Total Investments	$41,985,302	$771,622	$—	$42,756,924

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
Deutsche X-trackers MSCI Japan Hedged Equity ETF
Investments in Securities
Common Stocks †	$533,771,174	$—	$—	$533,771,174
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	7,229,937	—	7,229,937
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(821,367)	—	(821,367)
Futures Contracts	66,701	—	—	66,701

Total Investments	$533,837,875	$6,408,570	$—	$540,246,445

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Investments in Securities
Common Stocks †	$5,334,656	$—	$—	$5,334,656
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	1,751	—	1,751
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(74,297)	—	(74,297)

Total Investments	$5,334,656	$(72,546)	$—	$5,262,110

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Investments in Securities
Common Stocks †	$4,884,318	$—	$—	$4,884,318
Preferred Stocks	212,466	—	—	212,466
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	325	—	325
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(93,141)	—	(93,141)

Total Investments	$5,096,784	$(92,816)	$—	$5,003,968

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Investment in Securities
Common Stocks †	$5,285,653	$—	$—	$5,285,653
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	88,204	—	88,204
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(1,944)	—	(1,944)

Total Investments	$5,285,653	$86,260	$—	$5,371,913

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
Investments in Securities
Municipal Bonds †	$—	$17,511,025	$—	$17,511,025

Total Investments	$—	$17,511,025	$—	$17,511,025

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
Deutsche X-trackers Regulated Utilities ETF
Investments in Securities
Common Stocks †	$8,550,375	$—	$—	$8,550,375

Total Investments	$8,550,375	$—	$—	$8,550,375

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
De X-trackers Solactive Investment Grade Subordinated Debt ETF
Investments in Securities
Corporate Bonds †	$—	$12,597,515	$—	$12,597,515

Total Investments	$—	$12,597,515	$—	$12,597,515

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.

†	See Schedule of Investments for additional detailed categorizations.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	October 28, 2014

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	October 28, 2014

* Print the name and title of each signing officer under his or her signature.